UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2011

This report on Form N-CSR relates solely to the Registrant's Fidelity Total Bond Fund series (the "Fund").

Item 1. Reports to Stockholders

Fidelity®

Total Bond

Fund

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Total Bond Fund	5.76%	6.64%	5.99%

A From October 15, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond Fund, a class of the fund, on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity® Total Bond Fund: For the year, the fund's Retail Class shares returned 5.76%, outpacing the Barclays Capital® U.S. Aggregate Bond Index and the 4.81% return of the Barclays Capital U.S. Universal Bond Index. As I review performance, I'll address the aggregate of my direct investments and those I made in Fidelity's fixed-income central funds. Versus the Aggregate Bond index, sector allocation and security selection within the investment-grade portion of the fund provided the biggest boost. Specifically, an out-of-index stake in Treasury Inflation-Protected Securities (TIPS) contributed, as did a significant overweighting in commercial mortgage-backed securities (CMBS). Good picks among residential mortgage-backed securities worked to our advantage, making up for the unhelpful decision to underweight agency MBS. Out-of-index holdings in collateralized mortgage obligations (CMOs) contributed as well, along with allocations to high-yield corporate and emerging-markets bonds. However, the fund's positioning among high-grade corporates showed mixed results. An emphasis on financials detracted, although we had good security selection there and also benefited from overweighting utilities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.82%
Actual		$ 1,000.00	$ 1,040.90	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Class T	.77%
Actual		$ 1,000.00	$ 1,041.10	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class B	1.50%
Actual		$ 1,000.00	$ 1,037.30	$ 7.70
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class C	1.49%
Actual		$ 1,000.00	$ 1,037.40	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Total Bond	.45%
Actual		$ 1,000.00	$ 1,042.80	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,041.50	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations 68.0%	U.S. Government and U.S. Government Agency Obligations 60.6%
AAA 6.8%	AAA 7.4%
AA 2.6%	AA 3.0%
A 6.6%	A 6.7%
BBB 11.3%	BBB 11.2%
BB and Below 10.0%	BB and Below 11.5%
Not Rated 0.9%	Not Rated 0.8%
Equities 0.1%	Equities 0.2%
Short-Term Investments and Net Other Assets † (6.3)%	Short-Term Investments and Net Other Assets † (1.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	6.2	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	4.3	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011 *	As of February 28, 2011 **
Corporate Bonds 23.1%	Corporate Bonds 24.6%
U.S. Government and U.S. Government Agency Obligations 68.0%	U.S. Government and U.S. Government Agency Obligations 60.6%
Asset-Backed Securities 2.4%	Asset-Backed Securities 2.5%
CMOs and Other Mortgage Related Securities 7.6%	CMOs and Other Mortgage Related Securities 8.3%
Municipal Bonds 0.2%	Municipal Bonds 0.3%
Stocks 0.1%	Stocks 0.2%
Other Investments 4.9%	Other Investments 4.9%
Short-Term Investments and Net Other Assets † (6.3)%	Short-Term Investments and Net Other Assets † (1.4)%

* Foreign investments	5.3%	** Foreign investments	6.2%
* Futures and Swaps	1.1%	** Futures and Swaps	1.4%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 23.0%
		Principal Amount (b)	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		$ 270,000	$ 270,000
Inland Real Estate Corp. 4.625% 11/15/26		233,000	232,720
			502,720
Nonconvertible Bonds - 23.0%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11		6,978,000	6,979,968
Dana Holding Corp.:
6.5% 2/15/19		575,000	557,750
6.75% 2/15/21		1,370,000	1,328,900
Delphi Corp.:
5.875% 5/15/19 (d)		990,000	960,300
6.125% 5/15/21 (d)		920,000	892,400
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,520,050
7.75% 8/15/18		1,400,000	1,400,000
			13,639,368
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (d)		575,000	583,625
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (d)		2,160,000	1,863,000
8.25% 6/15/21 (d)		1,070,000	912,175
Ford Motor Co. 7.45% 7/16/31		2,715,000	2,969,637
			6,328,437
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19		1,255,000	1,220,488
6.5% 5/20/21		790,000	774,200
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		1,405,000	1,260,988
			3,255,676
Diversified Consumer Services - 0.0%
Visant Corp. 10% 10/1/17		1,320,000	1,280,400
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.2%
Ameristar Casinos, Inc. 7.5% 4/15/21 (d)		$ 1,620,000	$ 1,603,800
Chukchansi Economic Development Authority 8% 11/15/13 (d)		765,000	558,450
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (d)		2,590,000	2,564,100
11.5% 1/15/17 pay-in-kind (d)(k)		622,794	596,879
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (d)		2,675,000	2,507,813
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,708,575
Host Marriott LP 6.375% 3/15/15		250,000	252,500
ITT Corp. 7.375% 11/15/15		250,000	276,250
MGM Mirage, Inc.:
6.625% 7/15/15		2,315,000	2,118,225
7.5% 6/1/16		2,160,000	1,965,600
7.625% 1/15/17		3,420,000	3,112,200
11.375% 3/1/18		1,490,000	1,571,950
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (d)(k)		1,595,000	1,339,800
NCL Corp. Ltd. 9.5% 11/15/18 (d)		1,125,000	1,164,375
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	479,508
yankee:
7.25% 6/15/16		3,985,000	4,064,700
7.5% 10/15/27		3,070,000	2,885,800
Times Square Hotel Trust 8.528% 8/1/26 (d)		630,955	706,930
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		784,000	864,360
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		970,000	1,050,025
			31,391,840
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	355,833
5.875% 1/15/36		14,352,000	14,650,766
6.375% 6/15/14		3,374,000	3,765,472
KB Home 7.25% 6/15/18		1,430,000	1,201,200
Lennar Corp. 6.95% 6/1/18		1,955,000	1,779,050
Reliance Intermediate Holdings LP 9.5% 12/15/19 (d)		2,125,000	2,252,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 5,510,000	$ 4,821,250
10.75% 9/15/16		2,370,000	2,346,300
			31,172,371
Media - 1.7%
Allbritton Communications Co. 8% 5/15/18		2,630,000	2,603,700
AMC Networks, Inc. 7.75% 7/15/21 (d)		1,045,000	1,092,025
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	613,059
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,483,200
8.625% 9/15/17		1,505,000	1,591,538
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (d)(k)		2,835,000	2,835,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)		8,280,000	8,611,200
Checkout Holding Corp. 0% 11/15/15 (d)		800,000	472,000
Citadel Broadcasting Corp. 7.75% 12/15/18 (d)		2,275,000	2,451,313
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,632,778
5.15% 3/1/20		435,000	495,313
5.7% 5/15/18		14,629,000	16,943,483
6.4% 3/1/40		4,490,000	5,085,688
6.45% 3/15/37		2,196,000	2,433,486
6.55% 7/1/39		9,000,000	10,260,063
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,739,920
CSC Holdings LLC 8.625% 2/15/19		565,000	622,913
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,614,556
6.35% 6/1/40		6,392,000	7,196,516
Globo Comunicacoes e Participacoes SA 6.25% (c)(d)(e)		2,935,000	3,067,075
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (d)		920,000	736,000
Insight Communications, Inc. 9.375% 7/15/18 (d)		2,030,000	2,314,200
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (d)		660,000	646,800
NBCUniversal Media LLC:
3.65% 4/30/15		3,514,000	3,727,936
5.15% 4/30/20		11,614,000	12,863,573
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC: - continued
6.4% 4/30/40		$ 18,278,000	$ 20,649,662
News America Holdings, Inc. 7.75% 12/1/45		170,000	200,205
News America, Inc.:
6.15% 3/1/37		2,970,000	3,101,366
6.15% 2/15/41		12,939,000	13,489,774
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17		1,693,000	1,693,000
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		2,770,000	2,880,800
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (d)		2,915,000	2,885,850
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	3,991,680
7.75% 3/15/16		2,485,000	2,460,150
Time Warner Cable, Inc.:
5.4% 7/2/12		3,048,000	3,157,164
5.85% 5/1/17		7,607,000	8,571,918
6.2% 7/1/13		2,898,000	3,151,734
6.75% 7/1/18		13,763,000	16,193,670
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,239,556
5.875% 11/15/16		368,000	428,377
6.2% 3/15/40		10,492,000	11,250,162
6.5% 11/15/36		9,243,000	10,310,945
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		850,000	843,625
Univision Communications, Inc. 6.875% 5/15/19 (d)		1,300,000	1,202,500
Viacom, Inc.:
3.5% 4/1/17		7,993,000	8,264,538
6.75% 10/5/37		1,460,000	1,700,991
			222,801,002
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		2,375,000	1,965,313
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		1,105,000	1,143,675
Burlington Coat Factory Warehouse Corp. 10% 2/15/19 (d)		2,564,000	2,390,930
J. Crew Group, Inc. 8.125% 3/1/19		2,249,000	1,956,630
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		2,260,000	2,316,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc. 7.375% 10/1/12		$ 554,000	$ 590,218
Toys 'R' Us, Inc. 7.375% 9/1/16 (d)		1,200,000	1,164,000
			9,561,953
TOTAL CONSUMER DISCRETIONARY			321,396,360
CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13		8,433,000	8,660,387
5.375% 11/15/14		1,207,000	1,363,335
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	231,750
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,100,343
FBG Finance Ltd. 5.125% 6/15/15 (d)		3,662,000	4,052,626
			15,408,441
Food & Staples Retailing - 0.1%
Albertsons, Inc.:
7.45% 8/1/29		155,000	122,450
8% 5/1/31		765,000	631,125
BFF International Ltd. 7.25% 1/28/20 (d)		800,000	862,000
CVS Caremark Corp. 4.125% 5/15/21		4,050,000	4,101,192
Rite Aid Corp.:
9.375% 12/15/15		795,000	719,475
9.5% 6/15/17		1,590,000	1,391,250
SUPERVALU, Inc. 8% 5/1/16		865,000	865,000
Tops Markets LLC 10.125% 10/15/15		1,360,000	1,377,000
US Foodservice, Inc. 8.5% 6/30/19 (d)		480,000	453,600
			10,523,092
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (d)		9,457,000	11,245,413
Gruma SAB de CV 7.75% (Reg. S)		985,000	980,075
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,061,401
5.625% 11/1/11		588,000	592,200
6.125% 2/1/18		10,623,000	12,559,722
6.5% 8/11/17		10,238,000	12,365,303
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.75% 2/19/14		$ 540,000	$ 610,352
MHP SA 10.25% 4/29/15 (d)		510,000	512,550
			50,927,016
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18		2,065,000	2,147,600
Tobacco - 0.5%
Altria Group, Inc.:
8.5% 11/10/13		326,000	373,920
9.7% 11/10/18		23,631,000	31,203,838
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,953,424
5.65% 5/16/18		7,161,000	8,438,852
Reynolds American, Inc.:
6.75% 6/15/17		3,719,000	4,378,542
7.25% 6/15/37		5,056,000	5,632,293
			59,980,869
TOTAL CONSUMER STAPLES			138,987,018
ENERGY - 3.3%
Energy Equipment & Services - 0.3%
Calfrac Holdings LP 7.5% 12/1/20 (d)		1,570,000	1,522,900
DCP Midstream LLC 5.35% 3/15/20 (d)		8,816,000	9,711,291
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,372,472
6.5% 4/1/20		738,000	837,136
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)		3,230,000	3,068,500
Exterran Holdings, Inc. 7.25% 12/1/18 (d)		2,250,000	2,160,000
Forbes Energy Services Ltd. 9% 6/15/19 (d)		1,080,000	1,015,200
Hornbeck Offshore Services, Inc. 8% 9/1/17		1,450,000	1,435,500
Noble Holding International Ltd. 3.45% 8/1/15		632,000	669,750
Oil States International, Inc. 6.5% 6/1/19 (d)		710,000	708,225
Precision Drilling Corp.:
6.5% 12/15/21 (d)		170,000	171,700
6.625% 11/15/20		1,890,000	1,899,450
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13		$ 2,173,000	$ 2,310,583
5.15% 3/15/13		2,840,000	2,990,937
			39,873,644
Oil, Gas & Consumable Fuels - 3.0%
Afren PLC 11.5% 2/1/16 (d)		795,000	826,800
Alpha Natural Resources, Inc.:
6% 6/1/19		1,225,000	1,218,875
6.25% 6/1/21		835,000	826,650
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	544,873
6.375% 9/15/17		19,790,000	22,837,799
Antero Resources Finance Corp.:
7.25% 8/1/19 (d)		1,580,000	1,504,950
9.375% 12/1/17		2,915,000	3,089,900
BW Group Ltd. 6.625% 6/28/17 (d)		3,688,000	3,452,886
Canadian Natural Resources Ltd.:
5.15% 2/1/13		5,610,000	5,916,216
5.7% 5/15/17		16,295,000	19,029,676
Chesapeake Energy Corp. 6.875% 11/15/20		635,000	669,925
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,992,090
5.75% 2/1/19		2,930,000	3,489,952
CONSOL Energy, Inc.:
8% 4/1/17		2,320,000	2,447,600
8.25% 4/1/20		650,000	692,250
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (d)		800,000	764,000
Denbury Resources, Inc. 6.375% 8/15/21		1,710,000	1,662,975
Drummond Co., Inc.:
7.375% 2/15/16		6,015,000	6,075,150
9% 10/15/14 (d)		3,045,000	3,143,963
DTEK Finance BV 9.5% 4/28/15 (d)		600,000	610,500
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,064,026
Duke Energy Field Services:
5.375% 10/15/15 (d)		1,524,000	1,721,619
6.45% 11/3/36 (d)		1,801,000	2,033,803
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,347,769
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Holdings Finance Corp. 5.8% 5/1/14		$ 3,602,000	$ 3,974,094
Energy Transfer Equity LP 7.5% 10/15/20		2,155,000	2,208,875
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	530,172
5.65% 4/1/13		697,000	739,976
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19 (d)		1,650,000	1,617,000
Frontier Oil Corp.:
6.875% 11/15/18		485,000	499,550
8.5% 9/15/16		1,950,000	2,057,250
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)		4,818,000	4,964,226
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)		221,000	263,393
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (d)		850,000	884,000
7% 5/5/20 (d)		1,635,000	1,757,625
8.375% 7/2/13 (d)		1,420,000	1,528,346
9.125% 7/2/18 (d)		1,855,000	2,230,638
11.75% 1/23/15 (d)		1,860,000	2,241,300
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (d)		1,790,000	1,709,450
7.75% 2/1/21 (d)		1,950,000	1,940,250
8.625% 4/15/20		2,685,000	2,872,950
Marathon Petroleum Corp. 5.125% 3/1/21 (d)		6,178,000	6,588,429
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)		10,834,000	11,653,256
Motiva Enterprises LLC:
5.75% 1/15/20 (d)		4,187,000	4,862,422
6.85% 1/15/40 (d)		5,937,000	7,564,914
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,450,000	1,547,875
Nakilat, Inc. 6.067% 12/31/33 (d)		1,975,000	2,133,000
Nexen, Inc.:
5.2% 3/10/15		1,133,000	1,238,570
5.875% 3/10/35		240,000	226,592
6.2% 7/30/19		603,000	697,110
6.4% 5/15/37		13,102,000	13,443,622
NGPL PipeCo LLC 6.514% 12/15/12 (d)		10,209,000	10,562,446
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (d)		555,000	555,000
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	353,750
8.125% 3/30/18		2,530,000	2,150,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pacific Rubiales Energy Corp. 8.75% 11/10/16		$ 1,093,000	$ 1,218,695
Pan American Energy LLC 7.875% 5/7/21 (d)		4,370,000	4,522,950
Pemex Project Funding Master Trust:
5.75% 3/1/18		645,000	715,950
6.625% 6/15/35		945,000	1,044,225
Petro-Canada:
6.05% 5/15/18		3,850,000	4,459,309
6.8% 5/15/38		8,950,000	10,476,297
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,447,962
5.75% 1/20/20		18,708,000	20,296,085
6.875% 1/20/40		470,000	531,100
7.875% 3/15/19		10,517,000	12,793,931
8.375% 12/10/18		470,000	583,014
Petrohawk Energy Corp.:
6.25% 6/1/19 (d)		1,290,000	1,489,950
7.25% 8/15/18		1,330,000	1,556,100
Petroleos de Venezuela SA 144A:
4.9% 10/28/14		2,475,000	1,825,313
5.25% 4/12/17		1,385,000	834,463
5.375% 4/12/27		5,310,000	2,588,625
5.5% 4/12/37		2,670,000	1,241,550
8% 11/17/13		380,000	342,000
8.5% 11/2/17 (d)		4,555,000	3,256,825
12.75% 2/17/22 (d)		3,580,000	2,912,330
Petroleos Mexicanos:
5.5% 1/21/21		500,000	543,750
5.5% 1/21/21 (d)		11,569,000	12,581,288
6% 3/5/20		1,108,000	1,249,270
6.5% 6/2/41 (d)		350,000	375,884
6.625% (d)(e)		2,025,000	2,030,063
8% 5/3/19		420,000	531,300
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		522,500	522,500
Pioneer Natural Resources Co. 6.65% 3/15/17		4,605,000	4,996,425
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,869,000	6,212,307
4.25% 9/1/12		485,000	500,276
5% 2/1/21		3,410,000	3,623,797
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
6.125% 1/15/17		$ 6,185,000	$ 7,086,754
PT Adaro Indonesia 7.625% 10/22/19 (d)		925,000	1,008,250
PT Pertamina Persero:
5.25% 5/23/21 (d)		815,000	845,563
6.5% 5/27/41 (d)		595,000	627,725
Quicksilver Resources, Inc.:
7.125% 4/1/16		4,415,000	4,105,950
11.75% 1/1/16		2,255,000	2,508,688
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)		2,235,000	2,447,325
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)		4,773,000	4,940,055
5.5% 9/30/14 (d)		6,670,000	7,353,675
5.832% 9/30/16 (d)		1,407,838	1,541,582
6.332% 9/30/27 (d)		1,840,000	2,056,108
6.75% 9/30/19 (d)		4,366,000	5,239,200
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)		3,392,000	3,628,999
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,003,050
Southeast Supply Header LLC 4.85% 8/15/14 (d)		367,000	394,186
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	344,357
Spectra Energy Partners, LP:
2.95% 6/15/16		2,061,000	2,119,697
4.6% 6/15/21		2,694,000	2,782,541
Suncor Energy, Inc. 6.1% 6/1/18		11,154,000	12,926,605
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (d)		685,000	678,150
7.875% 10/15/18		2,205,000	2,160,900
Venoco, Inc. 8.875% 2/15/19		1,745,000	1,561,775
Western Gas Partners LP 5.375% 6/1/21		11,663,000	12,281,022
XTO Energy, Inc.:
4.9% 2/1/14		267,000	293,509
5% 1/31/15		1,749,000	1,987,369
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16		$ 1,200,000	$ 1,423,384
YPF SA 10% 11/2/28		445,000	507,300
			392,718,081
TOTAL ENERGY			432,591,725
FINANCIALS - 9.7%
Capital Markets - 1.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15		1,685,000	1,830,572
BlackRock, Inc. 4.25% 5/24/21		5,000,000	5,085,045
Equinox Holdings, Inc. 9.5% 2/1/16 (d)		2,020,000	2,136,150
Goldman Sachs Group, Inc.:
3.7% 8/1/15		10,365,000	10,471,449
5.25% 7/27/21		27,721,000	28,069,425
5.625% 1/15/17		3,200,000	3,313,139
5.95% 1/18/18		4,975,000	5,289,261
6.75% 10/1/37		9,643,000	9,129,549
Janus Capital Group, Inc. 5.875% 9/15/11 (c)		3,067,000	3,069,319
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,783,309
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,355,327
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,416,317
7.125% 5/15/15		1,717,000	1,936,005
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		13,533,000	13,883,518
6.4% 8/28/17		7,843,000	8,031,663
Morgan Stanley:
4% 7/24/15		9,153,000	9,105,185
4.75% 4/1/14		5,820,000	5,900,712
5.5% 7/28/21		10,909,000	10,878,706
5.625% 9/23/19		12,714,000	12,909,923
5.95% 12/28/17		5,186,000	5,359,866
6% 5/13/14		14,113,000	14,815,362
6% 4/28/15		1,414,000	1,479,342
6.625% 4/1/18		16,118,000	17,255,850
Northern Trust Corp. 3.375% 8/23/21		2,714,000	2,709,185
			203,214,179
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 1.8%
African Export-Import Bank 8.75% 11/13/14		$ 815,000	$ 902,613
Akbank T.A.S. 5.125% 7/22/15 (d)		1,265,000	1,246,025
Banco Bradesco SA 5.9% 1/16/21 (d)		620,000	631,625
Banco de Credito del Peru 4.75% 3/16/16 (d)		895,000	886,050
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (d)		520,000	557,700
6.5% 6/10/19 (d)		325,000	371,313
Banco Votorantim SA 5.25% 2/11/16 (d)		1,035,000	1,050,525
Bank of America NA:
5.3% 3/15/17		6,339,000	6,200,803
6.1% 6/15/17		382,000	378,014
BB&T Capital Trust IV 6.82% 6/12/77 (k)		2,330,000	2,332,913
BBVA Paraguay SA 9.75% 2/11/16 (d)		1,145,000	1,213,700
CIT Group, Inc.:
7% 5/1/15		117	116
7% 5/4/15 (d)		3,689,000	3,633,665
7% 5/1/16		861	848
7% 5/2/16 (d)		2,651,000	2,597,980
7% 5/2/17 (d)		3,534,000	3,454,485
Credit Suisse New York Branch 6% 2/15/18		16,785,000	17,674,571
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (d)(k)		4,686,000	4,615,710
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (d)		895,000	921,850
Development Bank of Philippines:
5.5% 3/25/21		510,000	512,550
8.375% (e)(k)		1,655,000	1,837,050
Discover Bank 8.7% 11/18/19		12,480,000	14,692,192
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		870,000	848,250
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		4,935,000	4,910,325
Export-Import Bank of Korea:
5.25% 2/10/14 (d)		565,000	602,015
5.5% 10/17/12		2,813,000	2,925,526
Fifth Third Bancorp:
3.625% 1/25/16		5,953,000	6,032,223
4.5% 6/1/18		798,000	796,299
8.25% 3/1/38		4,667,000	5,276,254
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bank 4.75% 2/1/15		$ 1,329,000	$ 1,418,495
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)		8,522,000	7,904,155
HBOS PLC 6.75% 5/21/18 (d)		6,067,000	5,608,341
HSBK (Europe) BV:
7.25% 5/3/17 (d)		1,435,000	1,467,288
9.25% 10/16/13 (d)		1,170,000	1,254,825
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,261,573
Itau Unibanco Holding SA 6.2% 12/21/21 (d)		590,000	609,175
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,672,517
KeyBank NA:
5.45% 3/3/16		3,939,000	4,270,018
5.8% 7/1/14		9,490,000	10,365,813
6.95% 2/1/28		1,977,000	2,205,328
KeyCorp. 5.1% 3/24/21		5,572,000	5,700,423
Korea Development Bank 4% 9/9/16		525,000	540,855
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (k)		720,797	719,995
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,942,159
5% 1/17/17		13,700,000	14,720,075
5.25% 9/4/12		3,162,000	3,252,367
Regions Bank:
6.45% 6/26/37		10,658,000	9,085,945
7.5% 5/15/18		6,622,000	6,456,450
Regions Financial Corp.:
0.4165% 6/26/12 (k)		338,000	330,870
5.75% 6/15/15		2,005,000	1,894,725
7.75% 11/10/14		6,404,000	6,355,970
RSHB Capital SA:
6% 6/3/21 (d)		555,000	548,756
9% 6/11/14 (d)		405,000	453,519
Standard Bank PLC 5.799% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (k)		675,000	551,813
SunTrust Banks, Inc. 3.6% 4/15/16		9,501,000	9,538,377
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (c)		1,335,000	1,178,138
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		555,000	563,325
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Turkiye Garanti Bankasi AS:
2.7513% 4/20/16 (d)(k)		$ 945,000	$ 894,206
6.25% 4/20/21 (d)		1,050,000	985,688
Turkiye Is Bankasi AS 5.1% 2/1/16 (d)		910,000	882,700
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(k)		2,162,000	1,933,704
UnionBanCal Corp. 5.25% 12/16/13		826,000	891,162
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,325,000	2,432,531
Wachovia Bank NA:
4.8% 11/1/14		372,000	399,599
4.875% 2/1/15		1,756,000	1,871,317
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,639,009
5.75% 6/15/17		2,933,000	3,321,708
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,156,376
3.676% 6/15/16		4,301,000	4,544,101
3.75% 10/1/14		4,016,000	4,270,602
			238,197,183
Consumer Finance - 0.8%
Ally Financial, Inc.:
3.4784% 2/11/14 (k)		2,895,000	2,692,350
6.25% 12/1/17		1,300,000	1,241,500
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,257,133
Discover Financial Services:
6.45% 6/12/17		10,366,000	11,658,184
10.25% 7/15/19		11,672,000	15,060,417
Ford Motor Credit Co. LLC:
5% 5/15/18		2,120,000	2,055,637
5.875% 8/2/21		2,230,000	2,234,658
12% 5/15/15		3,440,000	4,196,800
General Electric Capital Corp.:
2.25% 11/9/15		314,000	315,669
4.625% 1/7/21		5,706,000	5,875,394
5.625% 9/15/17		5,858,000	6,503,358
5.625% 5/1/18		25,000,000	27,680,175
6.375% 11/15/67 (k)		9,000,000	8,910,000
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp. 6.375% 10/15/11		$ 2,320,000	$ 2,333,094
HSBC Finance Corp. 5.9% 6/19/12		578,000	598,420
SLM Corp. 0.483% 10/25/11 (k)		12,343,000	12,314,414
			108,927,203
Diversified Financial Services - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,025,000	1,076,250
Bank of America Corp. 5.75% 12/1/17		27,955,000	29,039,738
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		700,000	703,500
BP Capital Markets PLC:
3.125% 10/1/15		10,828,000	11,325,059
3.625% 5/8/14		711,000	749,814
4.5% 10/1/20		650,000	702,434
4.742% 3/11/21		8,800,000	9,628,705
Capital One Capital V 10.25% 8/15/39		5,267,000	5,467,673
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		635,000	620,713
7% 1/15/19		3,335,000	3,368,350
7% 1/15/19 (d)		725,000	728,625
7.25% 10/30/17		3,055,000	3,123,738
7.875% 4/30/18		865,000	899,600
CDW LLC/CDW Finance Corp. 8% 12/15/18 (d)		2,230,000	2,196,550
Citigroup, Inc.:
3.953% 6/15/16		11,847,000	12,098,405
4.75% 5/19/15		32,881,000	34,276,601
5.5% 4/11/13		13,549,000	14,115,497
6.125% 5/15/18		8,677,000	9,464,438
6.5% 8/19/13		13,174,000	14,012,775
City of Buenos Aires 12.5% 4/6/15 (d)		2,725,000	2,963,438
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (d)		520,000	520,000
General Motors Financial Co., Inc. 6.75% 6/1/18 (d)		1,500,000	1,477,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		4,100,000	4,141,000
8% 1/15/18		4,960,000	5,009,600
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(k)		1,250,000	925,000
Indo Energy Finance BV 7% 5/7/18 (d)		525,000	532,875
JPMorgan Chase & Co.:
3.15% 7/5/16		13,000,000	13,271,193
3.4% 6/24/15		642,000	661,252
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
4.95% 3/25/20		$ 17,148,000	$ 18,271,743
LBI Escrow Corp. 8% 11/1/17 (d)		2,545,000	2,824,950
NSG Holdings II, LLC 7.75% 12/15/25 (d)		9,115,000	8,841,550
Offshore Group Investment Ltd.:
11.5% 8/1/15		3,155,000	3,344,300
11.5% 8/1/15 (d)		320,000	339,200
ORIX Corp. 5.48% 11/22/11		385,000	387,846
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)		2,806,000	2,974,742
5.5% 1/15/14 (d)		867,000	926,528
5.7% 4/15/17 (d)		2,115,000	2,261,504
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (d)		915,000	933,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg):
7.875% 8/15/19 (d)		685,000	674,725
9.875% 8/15/19 (d)		820,000	760,550
SB Capital SA 5.4% 3/24/17 (Reg. S)		540,000	558,225
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (d)		945,000	932,006
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	320,703
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (c)		778,000	779,945
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,740,628
5.15% 3/15/20		3,761,000	4,189,735
TMK Capital SA 7.75% 1/27/18		525,000	514,500
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)		4,317,000	4,525,986
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		2,310,000	2,561,097
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		1,055,000	1,028,625
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (d)		605,000	623,150
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(k)		5,768,176	5,658,260
WM Finance Corp.:
9.5% 6/15/16 (d)		270,000	274,050
11.5% 10/1/18 (d)		1,595,000	1,467,400
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(k)		5,755,000	5,639,900
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(k)		1,673,000	1,573,607
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(k)		$ 3,125,000	$ 2,984,375
Zhaikmunai Finance BV 10.5% 10/19/15 (d)		1,735,000	1,730,663
			263,744,116
Insurance - 1.4%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,528,971
6.2% 5/16/14		6,893,000	7,795,301
Aon Corp.:
3.125% 5/27/16		10,200,000	10,208,150
3.5% 9/30/15		4,451,000	4,617,494
5% 9/30/20		4,928,000	5,297,211
6.25% 9/30/40		3,160,000	3,479,666
Assurant, Inc. 5.625% 2/15/14		2,384,000	2,530,058
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	608,128
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(k)		1,859,000	1,770,698
Hartford Financial Services Group, Inc. 5.375% 3/15/17		194,000	199,962
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)		11,772,000	11,473,533
6.5% 3/15/35 (d)		741,000	715,490
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,228,858
MetLife, Inc.:
2.375% 2/6/14		6,865,000	7,014,733
4.75% 2/8/21		4,032,000	4,223,439
5% 6/15/15		1,163,000	1,284,040
5.875% 2/6/41		3,113,000	3,308,048
6.125% 12/1/11		990,000	1,002,847
6.75% 6/1/16		7,610,000	8,913,563
Metropolitan Life Global Funding I:
5.125% 4/10/13 (d)		559,000	590,462
5.125% 6/10/14 (d)		6,751,000	7,363,228
Monumental Global Funding III 5.5% 4/22/13 (d)		2,746,000	2,914,917
New York Life Insurance Co. 6.75% 11/15/39 (d)		3,590,000	4,231,673
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)		5,682,000	6,231,512
Pacific Life Global Funding 5.15% 4/15/13 (d)		12,118,000	12,777,704
Pacific Life Insurance Co. 9.25% 6/15/39 (d)		5,674,000	7,489,901
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp 6% 2/10/20 (d)		$ 6,323,000	$ 7,058,928
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,260,370
4.75% 9/17/15		11,000,000	11,761,827
5.15% 1/15/13		2,966,000	3,106,019
7.375% 6/15/19		3,230,000	3,859,937
8.875% 6/15/38 (k)		1,915,000	2,087,350
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(k)		320,000	303,590
Symetra Financial Corp. 6.125% 4/1/16 (d)		6,375,000	6,783,179
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,714,744
Unum Group:
5.625% 9/15/20		5,753,000	6,274,987
7.125% 9/30/16		587,000	686,000
			188,696,518
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	385,772
5.5% 1/15/12		2,071,000	2,104,409
BRE Properties, Inc. 5.5% 3/15/17		661,000	730,868
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,356,122
5.875% 11/30/12		670,000	699,868
Developers Diversified Realty Corp.:
4.75% 4/15/18		7,559,000	7,173,083
5.375% 10/15/12		5,101,000	5,161,855
7.5% 4/1/17		5,574,000	6,196,421
7.875% 9/1/20		323,000	358,998
Duke Realty LP:
4.625% 5/15/13		1,106,000	1,146,652
5.875% 8/15/12		1,017,000	1,048,740
Equity One, Inc.:
5.375% 10/15/15		1,403,000	1,488,126
6% 9/15/17		890,000	927,998
6.25% 12/15/14		6,140,000	6,594,004
6.25% 1/15/17		494,000	530,686
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	470,078
5.9% 4/1/20		2,504,000	2,707,250
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6% 7/15/12		$ 3,658,000	$ 3,781,421
6.2% 1/15/17		620,000	703,185
HMB Capital Trust V 3.847% 12/15/36 (a)(d)(k)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,554,914
6.25% 6/15/17		1,232,000	1,350,921
6.65% 1/15/18		867,000	976,737
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (d)		1,760,000	1,654,400
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		1,510,000	1,445,825
7% 1/15/16		3,060,000	3,128,850
Senior Housing Properties Trust:
6.75% 4/15/20		940,000	1,045,865
8.625% 1/15/12		250,000	255,583
UDR, Inc. 5.5% 4/1/14		5,222,000	5,593,859
Washington (REIT) 5.25% 1/15/14		322,000	343,968
			64,916,458
Real Estate Management & Development - 1.4%
AMB Property LP 5.9% 8/15/13		2,580,000	2,673,907
Arden Realty LP 5.2% 9/1/11		1,670,000	1,670,000
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,098,659
6.125% 4/15/20		3,429,000	3,701,942
Brandywine Operating Partnership LP:
5.7% 5/1/17		7,049,000	7,374,960
5.75% 4/1/12		2,972,000	3,027,695
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,945,000	1,886,650
Colonial Properties Trust 6.875% 8/15/12		5,706,000	5,895,605
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,100,000
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,158,030
5.25% 3/15/21		5,708,000	5,709,593
Duke Realty LP:
5.4% 8/15/14		5,561,000	5,881,870
5.95% 2/15/17		1,109,000	1,201,606
6.25% 5/15/13		14,494,000	15,325,463
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.5% 1/15/18		$ 3,795,000	$ 4,126,026
6.75% 3/15/20		10,379,000	11,116,719
8.25% 8/15/19		75,000	88,197
ERP Operating LP:
4.75% 7/15/20		7,700,000	7,977,993
5.25% 9/15/14		1,310,000	1,421,336
5.375% 8/1/16		2,768,000	3,076,779
5.5% 10/1/12		3,690,000	3,851,135
5.75% 6/15/17		14,407,000	16,276,366
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	415,125
7.625% 6/1/15		100,000	97,500
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	668,797
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (d)		150,000	148,500
6% 11/1/20		205,000	199,363
Liberty Property LP:
4.75% 10/1/20		11,627,000	11,853,296
5.125% 3/2/15		1,405,000	1,540,997
5.5% 12/15/16		1,891,000	2,098,919
6.625% 10/1/17		4,835,000	5,696,752
Mack-Cali Realty LP 7.75% 8/15/19		700,000	872,428
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,073,728
Realogy Corp. 7.875% 2/15/19 (d)		2,920,000	2,423,600
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,864,635
Regency Centers LP:
4.95% 4/15/14		611,000	649,858
5.25% 8/1/15		2,133,000	2,307,961
5.875% 6/15/17		1,089,000	1,237,372
Simon Property Group LP 4.2% 2/1/15		3,659,000	3,901,811
Tanger Properties LP:
6.125% 6/1/20		10,268,000	11,591,227
6.15% 11/15/15		1,777,000	2,002,862
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,455,000	1,480,463
Ventas Realty LP 6.75% 4/1/17		250,000	260,000
			178,025,725
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
3.75% 7/12/16		$ 12,400,000	$ 12,233,964
5.65% 5/1/18		7,555,000	7,702,738
6.5% 8/1/16		9,000,000	9,653,868
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,993,000	8,875,323
Wrightwood Capital LLC 1.9% 4/20/20		112,350	35,952
			38,501,845
TOTAL FINANCIALS			1,284,223,227
HEALTH CARE - 0.5%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15		613,000	623,433
Health Care Providers & Services - 0.4%
Community Health Systems, Inc. 8.875% 7/15/15		1,860,000	1,855,350
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,968,160
6.3% 8/15/14		3,618,000	3,997,492
DaVita, Inc.:
6.375% 11/1/18		2,085,000	2,032,875
6.625% 11/1/20		1,020,000	991,950
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	10,759,781
5.25% 6/15/12		7,157,000	7,385,072
6.25% 6/15/14		2,629,000	2,927,242
HCA, Inc.:
6.5% 2/15/20		2,705,000	2,718,525
7.25% 9/15/20		115,000	116,725
HealthSouth Corp. 7.25% 10/1/18		1,695,000	1,678,050
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (d)		4,395,000	3,856,613
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,202,332
4.125% 9/15/20		7,486,000	7,502,170
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,463,900
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 164,000	$ 168,510
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18		2,750,000	2,640,000
			54,264,747
Health Care Technology - 0.0%
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18 (d)		925,000	874,125
10.875% 11/15/14		4,115,000	4,228,163
			5,102,288
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19 (d)		860,000	870,750
7.25% 1/15/22 (d)		860,000	870,750
Giant Funding Corp. 8.25% 2/1/18 (d)		1,210,000	1,222,100
Mylan, Inc.:
6% 11/15/18 (d)		1,030,000	1,011,975
7.625% 7/15/17 (d)		1,115,000	1,170,750
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		2,550,000	2,384,250
6.875% 12/1/18 (d)		3,440,000	3,199,200
7% 10/1/20 (d)		255,000	234,600
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	786,716
			11,751,091
TOTAL HEALTH CARE			71,741,559
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (d)		572,000	617,972
6.375% 6/1/19 (d)		8,071,000	9,448,615
6.4% 12/15/11 (d)		818,000	830,906
BE Aerospace, Inc. 6.875% 10/1/20		1,120,000	1,142,400
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (d)		380,000	355,300
			12,395,193
Airlines - 0.2%
Air Canada 9.25% 8/1/15 (d)		735,000	705,600
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. 7.5% 3/15/16 (d)		$ 2,575,000	$ 2,323,938
AMR Corp. 9% 8/1/12		485,000	490,755
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		356,704	369,188
6.648% 3/15/19		3,249,044	3,362,761
6.75% 9/15/15 (d)		3,405,000	3,315,449
6.9% 7/2/19		942,455	980,154
Continental Airlines, Inc. 9.25% 5/10/17		2,736,965	2,736,965
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,424,100
6.75% 11/23/15		1,515,000	1,378,650
8.021% 8/10/22		1,444,844	1,444,844
8.954% 8/10/14		1,981,876	2,001,694
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		759,696	729,308
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		1,905,565	1,867,454
8.36% 1/20/19		1,441,215	1,441,215
United Air Lines, Inc. 9.875% 8/1/13 (d)		707,000	724,675
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		806,507	725,856
9.75% 1/15/17		2,134,421	2,337,191
12% 1/15/16 (d)		730,061	792,116
			29,151,913
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (d)		1,710,000	1,658,700
6.875% 8/15/18 (d)		2,550,000	2,556,375
Griffon Corp. 7.125% 4/1/18		2,220,000	2,086,800
			6,301,875
Commercial Services & Supplies - 0.2%
ARAMARK Corp. 3.754% 2/1/15 (k)		5,440,000	5,168,000
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(k)		1,715,000	1,715,000
Covanta Holding Corp. 7.25% 12/1/20		1,190,000	1,210,798
International Lease Finance Corp.:
6.75% 9/1/16 (d)		1,620,000	1,644,300
8.625% 9/15/15		2,745,000	2,813,625
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
International Lease Finance Corp.: - continued
8.75% 3/15/17		$ 2,865,000	$ 2,936,625
8.875% 9/1/17		1,665,000	1,710,788
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)		1,695,000	1,678,050
			18,877,186
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (d)		2,535,000	2,623,725
Odebrecht Finance Ltd.:
7% 4/21/20 (d)		560,000	611,800
7.5% (d)(e)		935,000	935,000
			4,170,525
Electrical Equipment - 0.0%
Sensata Technologies BV 6.5% 5/15/19 (d)		2,060,000	1,977,600
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,862,795
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.:
8.625% 11/1/17		260,000	217,100
8.625% 11/1/17 (d)		550,000	466,125
Navios Maritime Holdings, Inc. 8.875% 11/1/17		1,020,000	938,400
SCF Capital Ltd. 5.375% 10/27/17 (d)		480,000	471,600
			2,093,225
Professional Services - 0.0%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (d)		1,610,000	1,513,400
FTI Consulting, Inc. 6.75% 10/1/20		2,515,000	2,464,700
			3,978,100
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,202,000	1,198,995
7.75% 5/15/16		1,935,000	1,942,160
Georgian Railway Ltd. 9.875% 7/22/15		475,000	508,250
Hertz Corp.:
6.75% 4/15/19 (d)		2,170,000	2,023,525
7.5% 10/15/18 (d)		6,965,000	6,825,700
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		$ 1,335,000	$ 1,591,988
Swift Services Holdings, Inc. 10% 11/15/18		1,915,000	1,915,000
			16,005,618
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18		1,575,000	1,634,063
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (d)		861,420	930,334
TOTAL INDUSTRIALS			117,378,427
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		1,670,000	1,444,550
10.125% 11/1/15 pay-in-kind (k)		1,660,000	1,452,500
CommScope, Inc. 8.25% 1/15/19 (d)		1,310,000	1,290,350
EH Holding Corp. 6.5% 6/15/19 (d)		1,725,000	1,725,000
Lucent Technologies, Inc.:
6.45% 3/15/29		5,010,000	4,308,600
6.5% 1/15/28		1,240,000	1,066,400
			11,287,400
Computers & Peripherals - 0.0%
CDW Escrow Corp. 8.5% 4/1/19 (d)		2,855,000	2,626,600
Seagate HDD Cayman:
6.875% 5/1/20		740,000	706,700
7% 11/1/21 (d)		855,000	760,950
			4,094,250
Electronic Equipment & Components - 0.1%
Reddy Ice Corp. 11.25% 3/15/15		635,000	574,675
Sanmina-SCI Corp. 7% 5/15/19 (d)		4,090,000	3,701,450
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,189,860
6% 10/1/12		4,835,000	5,107,360
6.55% 10/1/17		1,383,000	1,645,435
			15,218,780
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		$ 2,530,000	$ 2,681,800
IT Services - 0.1%
Audatex North America, Inc. 6.75% 6/15/18 (d)		795,000	787,050
Ceridian Corp.:
11.25% 11/15/15		1,110,000	1,029,525
12.25% 11/15/15 pay-in-kind (k)		795,000	731,400
First Data Corp.:
9.875% 9/24/15		1,485,000	1,351,350
11.25% 3/31/16		1,565,000	1,314,600
SunGard Data Systems, Inc.:
7.375% 11/15/18		1,095,000	1,053,938
10.25% 8/15/15		1,765,000	1,791,475
			8,059,338
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15		368,000	395,962
5.5% 5/15/12		1,998,000	2,062,008
			2,457,970
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20		1,300,000	1,313,000
Amkor Technology, Inc.:
6.625% 6/1/21 (d)		1,405,000	1,320,700
7.375% 5/1/18		2,060,000	2,060,000
Freescale Semiconductor, Inc. 8.05% 2/1/20		4,585,000	4,355,750
Spansion LLC 7.875% 11/15/17 (d)		3,465,000	3,534,300
STATS ChipPAC Ltd. 7.5% 8/12/15 (d)		550,000	574,750
			13,158,500
TOTAL INFORMATION TECHNOLOGY			56,958,038
MATERIALS - 0.8%
Chemicals - 0.4%
Braskem America Finance Co. 7.125% 7/22/41 (d)		735,000	714,788
Braskem Finance Ltd.:
5.75% 4/15/21 (d)		515,000	515,000
7% 5/7/20 (d)		460,000	492,200
Celanese US Holdings LLC 6.625% 10/15/18		1,935,000	2,031,750
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.:
4.85% 8/15/12		$ 11,805,000	$ 12,238,125
7.6% 5/15/14		16,974,000	19,561,381
Huntsman International LLC 8.625% 3/15/20		1,160,000	1,206,400
Ineos Finance PLC 9% 5/15/15 (d)		1,715,000	1,723,575
INEOS Group Holdings PLC 8.5% 2/15/16 (d)		1,895,000	1,648,650
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (d)		685,000	664,450
7% 10/1/18		1,865,000	1,809,050
Lyondell Chemical Co. 11% 5/1/18		2,595,000	2,896,669
NOVA Chemicals Corp. 3.542% 11/15/13 (k)		2,720,000	2,652,000
			48,154,038
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,525,045
Headwaters, Inc. 7.625% 4/1/19		1,580,000	1,295,600
			3,820,645
Metals & Mining - 0.4%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		460,000	510,025
7.75% 11/3/20 (d)		700,000	747,250
Anglo American Capital PLC 9.375% 4/8/14 (d)		6,817,000	8,055,506
ArcelorMittal SA 3.75% 3/1/16		2,911,000	2,879,486
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,026,788
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)		930,000	920,700
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)		2,002,000	2,125,782
CSN Islands XII Corp. 7% (Reg. S) (e)		1,880,000	1,847,100
Edgen Murray Corp. 12.25% 1/15/15		3,960,000	3,722,400
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)		2,990,000	2,847,975
Evraz Group SA:
8.25% 11/10/15 (d)		630,000	664,650
9.5% 4/24/18 (Reg. S)		780,000	864,427
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		190,000	186,675
6.875% 2/1/18 (d)		580,000	577,100
7% 11/1/15 (d)		2,140,000	2,172,100
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		2,310,000	2,182,950
McJunkin Red Man Corp. 9.5% 12/15/16		3,950,000	3,969,750
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Metinvest BV 10.25% 5/20/15 (d)		$ 485,000	$ 509,250
Severstal Columbus LLC 10.25% 2/15/18		3,790,000	3,922,650
Southern Copper Corp. 6.75% 4/16/40		1,690,000	1,785,823
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,695,750
United States Steel Corp. 6.65% 6/1/37		2,349,000	1,908,563
Vale Overseas Ltd. 6.25% 1/23/17		5,581,000	6,331,600
Vedanta Resources PLC:
6.75% 6/7/16 (d)		3,090,000	2,873,700
8.25% 6/7/21 (d)		1,600,000	1,504,000
Votorantim Cimentos SA 7.25% 4/5/41 (d)		515,000	507,275
			57,339,275
Paper & Forest Products - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (d)		795,000	834,750
Sino-Forest Corp. 6.25% 10/21/17 (d)		890,000	240,300
			1,075,050
TOTAL MATERIALS			110,389,008
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		1,635,000	1,823,025
AT&T, Inc.:
2.5% 8/15/15		7,670,000	7,853,927
5.35% 9/1/40		4,006,000	4,068,277
6.3% 1/15/38		16,665,000	18,595,057
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	960,405
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	4,722,715
6.45% 6/15/21		12,933,000	12,579,593
7.6% 9/15/39		2,067,000	1,901,055
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)		3,720,000	3,515,400
Embarq Corp. 7.995% 6/1/36		3,924,000	3,721,726
Frontier Communications Corp.:
7.875% 4/15/15		1,045,000	1,085,442
8.125% 10/1/18		1,810,000	1,873,350
Global Crossing Ltd. 9% 11/15/19 (d)		1,820,000	2,184,000
Intelsat Ltd. 11.25% 6/15/16		1,635,000	1,700,400
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Luxembourg SA:
11.25% 2/4/17		$ 1,215,000	$ 1,178,550
11.5% 2/4/17 pay-in-kind (d)(k)		1,860,000	1,790,250
11.5% 2/4/17 pay-in-kind (k)		7,388,205	7,074,206
Sprint Capital Corp.:
6.875% 11/15/28		10,465,000	9,366,175
6.9% 5/1/19		1,140,000	1,122,900
8.75% 3/15/32		905,000	927,625
Telefonica Emisiones SAU:
5.134% 4/27/20		10,522,000	9,991,197
5.462% 2/16/21		6,967,000	6,730,582
6.421% 6/20/16		1,162,000	1,220,549
Telemar Norte Leste SA 5.5% 10/23/20 (d)		530,000	526,025
U.S. West Communications 7.5% 6/15/23		3,760,000	3,703,600
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	7,132,584
6.25% 4/1/37		2,348,000	2,660,068
6.9% 4/15/38		6,295,000	7,655,312
Verizon New York, Inc. 6.875% 4/1/12		3,309,000	3,419,990
Wind Acquisition Finance SA:
7.25% 2/15/18 (d)		1,155,000	1,082,813
11.75% 7/15/17 (d)		4,535,000	4,682,388
			136,849,186
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV:
2.375% 9/8/16 (f)		8,317,000	8,249,466
3.625% 3/30/15		731,000	776,463
Cleveland Unlimited, Inc. 14.5% 12/15/2049 (a)(d)(k)		1,260,000	863,100
Digicel Group Ltd.:
8.25% 9/1/17 (d)		2,595,000	2,595,000
8.875% 1/15/15 (d)		4,030,000	4,009,850
9.125% 1/15/15 pay-in-kind (d)(k)		3,070,000	3,023,950
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		10,517,000	11,563,799
5.875% 10/1/19		11,944,000	13,754,280
6.35% 3/15/40		3,541,000	3,871,425
MetroPCS Wireless, Inc. 7.875% 9/1/18		1,935,000	1,959,188
MTS International Funding Ltd. 8.625% 6/22/20 (d)		1,680,000	1,839,600
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
5.95% 3/15/14		$ 6,545,000	$ 6,414,100
6.875% 10/31/13		9,105,000	9,048,094
7.375% 8/1/15		4,995,000	4,913,831
NII Capital Corp.:
7.625% 4/1/21		390,000	399,750
8.875% 12/15/19		1,015,000	1,086,050
10% 8/15/16		1,875,000	2,109,375
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (d)		2,970,000	2,880,900
Sprint Nextel Corp. 6% 12/1/16		5,715,000	5,500,688
Telemovil Finance Co. Ltd. 8% 10/1/17 (d)		1,545,000	1,575,900
VimpelCom Holdings BV:
4.2465% 6/29/14 (d)(k)		330,000	326,700
7.5043% 3/1/22 (d)		3,860,000	3,681,475
VIP Finance Ireland Ltd. 7.748% 2/2/21 (d)		600,000	576,000
Vodafone Group PLC 5% 12/16/13		2,864,000	3,104,186
			94,123,170
TOTAL TELECOMMUNICATION SERVICES			230,972,356
UTILITIES - 2.2%
Electric Utilities - 1.2%
Alabama Power Co. 3.375% 10/1/20		5,927,000	6,166,356
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,677,693
AmerenUE 6.4% 6/15/17		2,491,000	2,978,307
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,107,469
Commonwealth Edison Co. 1.625% 1/15/14		8,924,000	9,006,895
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)		6,944,000	7,030,529
6.4% 9/15/20 (d)		16,215,000	16,964,976
Edison International 3.75% 9/15/17		6,674,000	6,923,354
EDP Finance BV:
4.9% 10/1/19 (d)		6,700,000	5,309,750
6% 2/2/18 (d)		6,852,000	5,741,120
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (d)		470,000	427,700
Enel Finance International SA 5.7% 1/15/13 (d)		206,000	212,636
FirstEnergy Corp. 7.375% 11/15/31		13,130,000	15,233,728
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15		$ 2,432,000	$ 2,651,768
6.05% 8/15/21		8,968,000	9,818,991
Intergen NV 9% 6/30/17 (d)		5,270,000	5,467,625
IPALCO Enterprises, Inc. 5% 5/1/18 (d)		895,000	882,560
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,298,420
3.75% 11/15/20		1,450,000	1,434,819
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,115,000	1,301,763
7.75% 1/20/20 (d)		850,000	1,020,000
8% 8/7/19 (d)		635,000	768,350
Mirant Americas Generation LLC:
8.5% 10/1/21		4,065,000	3,841,425
9.125% 5/1/31		3,775,000	3,548,500
National Power Corp. 6.875% 11/2/16 (d)		390,000	447,525
Nevada Power Co.:
6.5% 5/15/18		790,000	946,611
6.5% 8/1/18		388,000	467,098
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,417,685
Otter Tail Corp. 9% 12/15/16		2,410,000	2,638,950
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	874,332
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,206,600
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	12,813,339
6% 12/1/39		7,150,000	8,054,411
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,102,633
			156,783,918
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		665,000	713,213
Southern Natural Gas Co. 5.9% 4/1/17 (d)		442,000	508,115
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (d)		3,646,000	3,796,678
Transportadora de Gas del Sur SA 7.875% 5/14/17 (d)		1,945,000	1,847,750
			6,865,756
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,847,798
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20		$ 810,000	$ 810,000
Exelon Generation Co. LLC:
4% 10/1/20		16,870,000	16,760,547
5.35% 1/15/14		1,528,000	1,648,095
GenOn Energy, Inc.:
9.5% 10/15/18		3,010,000	2,994,950
9.875% 10/15/20		1,625,000	1,596,563
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)		3,030,000	3,007,275
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (d)		820,000	992,200
7.39% 12/2/24 (d)		750,000	915,000
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,141,506
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	8,080,000
The AES Corp.:
7.75% 10/15/15		2,345,000	2,456,388
8% 10/15/17		2,575,000	2,729,500
			52,979,822
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,332,789
Dominion Resources, Inc.:
6.3% 9/30/66 (k)		5,689,000	5,432,995
7.5% 6/30/66 (k)		10,345,000	10,603,625
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,693,017
6.5% 9/15/37		7,097,000	8,525,541
National Grid PLC 6.3% 8/1/16		1,589,000	1,852,691
NiSource Finance Corp.:
5.25% 9/15/17		843,000	943,330
5.4% 7/15/14		1,680,000	1,845,003
5.45% 9/15/20		854,000	958,302
5.95% 6/15/41		11,832,000	12,070,805
6.25% 12/15/40		2,345,000	2,579,146
6.4% 3/15/18		1,654,000	1,944,434
6.8% 1/15/19		6,774,000	8,098,168
Puget Energy, Inc. 6.5% 12/15/20		2,275,000	2,297,750
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
San Diego Gas & Electric Co. 3% 8/15/21		$ 3,009,000	$ 2,994,623
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	3,821,400
			71,993,619
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (d)		485,000	499,550
TOTAL UTILITIES			289,122,665
TOTAL NONCONVERTIBLE BONDS			3,053,760,383
TOTAL CORPORATE BONDS (Cost $2,851,736,049)			3,054,263,103
U.S. Government and Government Agency Obligations - 25.1%

U.S. Government Agency Obligations - 1.3%
Fannie Mae:
0.375% 12/28/12		10,710,000	10,727,746
0.5% 8/9/13		64,180,000	64,340,322
0.75% 2/26/13		656,000	660,379
1.125% 6/27/14		7,751,000	7,892,022
5% 2/16/12		1,090,000	1,113,991
Freddie Mac:
0.75% 3/28/13		3,119,000	3,140,452
1% 7/30/14		28,815,000	29,216,162
1% 8/27/14		12,283,000	12,450,823
1.125% 7/27/12		230,000	231,714
1.75% 6/15/12		505,000	510,966
1.75% 9/10/15		40,525,000	41,961,814
2.125% 3/23/12		75,000	75,787
Tennessee Valley Authority 5.375% 4/1/56		385,000	470,726
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			172,792,904
U.S. Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
U.S. Treasury Inflation Protected Obligations - 3.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		$ 73,638,529	$ 90,413,860
2.125% 2/15/41		7,246,313	8,953,772
2.5% 1/15/29		21,027,400	26,774,777
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21		174,298,229	190,999,446
1.375% 1/15/20		154,021,543	172,630,026
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			489,771,881
U.S. Treasury Obligations - 20.1%
U.S. Treasury Bonds 4.375% 5/15/41		458,011,000	522,846,986
U.S. Treasury Notes:
0.625% 7/15/14		138,350,000	139,582,699
0.75% 6/15/14		20,000,000	20,251,560
1% 8/31/16		2,000	2,003
1.25% 8/31/15		9,000	9,225
1.5% 7/31/16		7,000	7,190
1.5% 8/31/18		88,753,000	88,336,926
1.875% 9/30/17		2,458,000	2,536,540
2.375% 9/30/14		171,534,000	182,067,217
2.375% 2/28/15 (h)		397,235,000	423,396,897
2.5% 3/31/15		100,000,000	107,125,000
2.5% 4/30/15		100,000,000	107,148,400
2.625% 7/31/14		316,140,000	337,182,911
2.625% 12/31/14 (h)		329,010,000	352,863,225
3.125% 5/15/21		340,029,000	367,761,765
3.625% 2/15/20		26,742,000	30,366,798
TOTAL U.S. TREASURY OBLIGATIONS			2,681,485,342
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,111,397,430)			3,344,050,127
U.S. Government Agency - Mortgage Securities - 16.7%

Fannie Mae - 13.5%
2.187% 10/1/33 (k)		963,541	996,443
2.303% 6/1/36 (k)		147,674	153,404
2.55% 2/1/36 (k)		996,120	1,046,672
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
2.636% 7/1/37 (k)		$ 420,364	$ 443,989
2.695% 12/1/35 (k)		579,580	609,880
3% 10/1/26 (f)		18,000,000	18,419,942
3.5% 1/1/26 to 3/1/41		95,703,435	97,347,731
3.692% 5/1/40 (k)		4,483,953	4,718,397
3.788% 6/1/40 (k)		4,582,901	4,818,590
4% 2/1/35 to 7/1/41		167,309,013	173,626,979
4% 9/1/41 (f)(g)		56,000,000	58,037,325
4% 9/1/41 (f)(g)		160,000,000	165,820,928
4% 9/1/41 (f)(g)		29,000,000	30,055,043
4% 9/1/41 (f)(g)		64,000,000	66,328,371
4.5% 6/1/24 to 9/1/41		203,361,907	215,884,045
4.5% 9/1/26 (f)		7,000,000	7,462,043
4.5% 9/1/41 (f)		17,000,000	17,972,150
4.5% 9/1/41 (f)(g)		48,000,000	50,744,894
4.5% 9/1/41 (f)(g)		64,000,000	67,659,859
4.5% 9/1/41 (f)		27,200,000	28,755,440
4.5% 9/1/41 (f)		19,000,000	20,086,521
4.5% 9/1/41 (f)(g)		13,000,000	13,743,409
4.5% 9/1/41 (f)		8,000,000	8,457,482
4.5% 9/1/41 (f)		2,009,000	2,123,885
5% 5/1/19 to 8/1/40 (g)		145,762,316	157,592,803
5% 9/1/41 (f)(g)		30,000,000	32,310,234
5% 9/1/41 (f)(g)		9,000,000	9,693,070
5% 9/1/41 (f)(g)		9,000,000	9,693,070
5.5% 3/1/18 to 3/1/39 (f)		145,205,058	159,447,106
5.5% 9/1/41 (f)(g)		52,000,000	56,835,709
5.5% 9/1/41 (f)(g)		26,000,000	28,417,854
5.5% 9/1/41 (f)(g)		26,000,000	28,417,854
5.5% 9/1/41 (f)(g)		52,000,000	56,835,709
5.5% 9/1/41 (f)(g)		15,000,000	16,394,916
5.5% 9/1/41 (f)(g)		41,000,000	44,812,770
6% 1/1/21 to 2/1/40		93,691,617	103,819,791
6% 9/1/41 (f)		28,900,000	31,997,031
6% 9/1/41 (f)		5,000,000	5,535,819
6.5% 11/1/35		420,039	470,457
TOTAL FANNIE MAE			1,797,587,615
Freddie Mac - 1.5%
3.261% 10/1/35 (k)		224,489	239,642
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Freddie Mac - continued
4.5% 7/1/25 to 8/1/41 (f)		$ 80,103,367	$ 84,746,645
4.5% 9/1/41 (f)(g)		11,000,000	11,606,694
4.5% 9/1/41 (f)(g)		21,700,000	22,896,842
4.5% 9/1/41 (f)		7,000,000	7,386,078
5% 4/1/38 to 8/1/40		14,232,764	15,455,880
5.5% 11/1/17 to 1/1/40		45,161,137	49,356,038
5.5% 9/1/41 (f)		3,800,000	4,144,769
5.5% 9/1/41 (f)		300,000	327,219
6% 7/1/37 to 8/1/37		6,072,771	6,743,314
TOTAL FREDDIE MAC			202,903,121
Ginnie Mae - 1.7%
3.5% 12/15/40 to 2/15/41		18,311,712	18,763,451
4% 1/15/25 to 7/15/41		52,623,982	56,285,868
4% 9/1/41 (f)		29,000,000	30,688,693
4.5% 3/15/39 to 7/20/41		45,511,147	49,365,550
4.5% 9/1/41 (f)		9,350,000	10,115,511
5% 8/15/39 to 9/15/40		10,506,675	11,629,329
5% 9/1/41 (f)		4,500,000	4,957,629
5% 9/1/41 (f)		10,000,000	11,016,953
5% 9/1/41 (f)		23,000,000	25,338,992
TOTAL GINNIE MAE			218,161,976
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,187,451,004)			2,218,652,712
Asset-Backed Securities - 2.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (k)		1,437,017	950,801
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (k)		6,257	6,234
Class M2, 1.8684% 3/25/34 (k)		483,000	362,254
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (k)		139,715	134,782
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (k)		110,530	453
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)		642,000	6,420
Series 2007-D1 Class D, 1.5863% 1/22/13 (d)(k)		2,590,000	38,850
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Airspeed Ltd. Series 2007-1A Class C1, 2.7072% 6/15/32 (d)(k)		$ 4,310,611	$ 1,896,669
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)		3,275,840	3,300,555
Class A4, 3% 10/15/15 (d)		4,280,000	4,402,735
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	4,128,234
Series 2011-1 Class A4, 2.23% 3/15/16		18,200,000	18,810,586
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)		8,910,000	9,162,798
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	9,045,251
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,583,735
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		7,520,000	7,558,735
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,134,452
Class E, 6.96% 3/8/16 (d)		2,052,284	2,071,731
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (k)		88,323	69,151
Series 2004-R2 Class M3, 0.7684% 4/25/34 (k)		133,684	44,511
Series 2005-R2 Class M1, 0.6684% 4/25/35 (k)		2,064,696	1,800,006
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (d)		123,000	121,573
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5754% 3/23/19 (d)(k)		194,762	152,888
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (k)		47,932	32,215
Series 2004-W11 Class M2, 0.9184% 11/25/34 (k)		561,149	463,193
Series 2004-W7 Class M1, 0.7684% 5/25/34 (k)		1,542,998	1,115,520
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (k)		1,353,103	343,571
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0434% 4/25/34 (k)		2,649,280	2,064,147
Series 2006-HE2 Class M1, 0.5884% 3/25/36 (k)		181,323	2,161
Axon Financial Funding Ltd. 0.8458% 4/4/17 (a)(d)(k)		7,217,000	1
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)		3,129,783	3,146,496
Class A4, 3.52% 6/15/16 (d)		8,300,000	8,510,910
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13		14,660,000	14,669,484
Series 2011-1 Class A4, 1.4% 8/20/14		11,060,000	11,169,220
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (k)		$ 1,461,501	$ 1,275,160
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (k)		14,063	14,014
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12		582,000	596,756
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,102,053
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (d)(k)		283,553	204,158
Class B, 0.963% 7/20/39 (d)(k)		263,810	102,886
Class C, 1.313% 7/20/39 (d)(k)		339,379	13,575
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (d)		992,485	954,671
Class B, 5.267% 6/25/35 (d)		1,000,000	920,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4358% 1/20/37 (d)(k)		186,189	141,504
Capmark VII Ltd. Series 2006-7A Class H, 1.7572% 8/15/36 (d)(k)		523,663	0
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15		8,210,000	8,298,998
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (k)		1,140,851	57,272
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (k)		224,000	3,154
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (k)		1,802,588	514,034
CBRE Realty Finance CDO 2007-1/LLC 0.4958% 4/7/52 (d)(k)		1,637,566	908,849
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,256,785
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		17,510,000	17,530,727
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,396,824
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (k)		42,749	41,861
Series 2007-4 Class A1A, 0.3073% 9/25/37 (k)		392,485	373,980
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4358% 3/25/32 (MGIC Investment Corp. Insured) (k)		11,800	5,662
Series 2004-3 Class M4, 1.1884% 4/25/34 (k)		159,665	79,350
Series 2004-4 Class M2, 1.0134% 6/25/34 (k)		587,945	257,638
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Countrywide Home Loans, Inc.: - continued
Series 2005-3 Class MV1, 0.6384% 8/25/35 (k)		$ 570,612	$ 553,165
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (k)		48,266	47,544
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (d)		260,626	261,032
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		500,000	380,000
Class B2, 1.5963% 12/28/35 (d)(k)		500,000	316,250
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.7463% 6/28/38 (d)(k)		100,000	85,000
Class D, 9% 6/28/38 (d)		200,000	140,000
Crest Ltd. Series 2002-IGA Class A, 0.7026% 7/28/17 (d)(k)		19,320	19,109
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	485,322
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (k)		38,916	25,501
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (k)		290,872	165,935
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0434% 3/25/34 (k)		22,872	5,757
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (d)		14,200,000	14,223,416
Ford Credit Auto Owner Trust:
Series 2007-A Class D, 7.05% 12/15/13 (d)		970,000	985,628
Series 2009-D:
Class A3, 2.17% 10/15/13		3,078,004	3,102,628
Class A4, 2.98% 8/15/14		4,800,000	4,955,211
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,745,085
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,797,660
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		16,601	16,629
Series 2007-1:
Class A4, 5.03% 2/16/15		43,435	43,440
Class C, 5.43% 2/16/15		614,000	614,683
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7084% 1/25/35 (k)		948,695	374,821
Class M4, 0.8984% 1/25/35 (k)		363,547	94,250
Series 2006-D Class M1, 0.4484% 11/25/36 (k)		172,065	5,275
Asset-Backed Securities - continued
		Principal Amount (b)	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (d)(k)		$ 2,892,000	$ 1,706,280
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)		1,474,436	1,173,651
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (d)(k)		236,937	222,721
Series 2006-2A:
Class A, 0.3872% 11/15/34 (d)(k)		2,081,408	1,722,365
Class B, 0.4872% 11/15/34 (d)(k)		751,867	484,954
Class C, 0.5872% 11/15/34 (d)(k)		1,249,573	618,538
Class D, 0.9572% 11/15/34 (d)(k)		474,503	113,881
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (k)		568,658	443,574
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(k)		224,424	62,023
Class M1, 0.8684% 6/25/34 (k)		2,723,367	1,682,649
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (k)		1,096,059	50,130
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (d)(k)		364,528	156,747
Class C, 0.7684% 9/25/46 (d)(k)		1,526,694	244,271
Class E, 1.8684% 9/25/46 (d)(k)		250,000	5,000
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (k)		413,167	286,906
Series 2003-3 Class M1, 1.5084% 8/25/33 (k)		724,899	574,165
Series 2003-5 Class A2, 0.9184% 12/25/33 (k)		32,929	21,806
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (k)		47,821	46,826
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (k)		823,178	801,290
Series 2006-3N Class B, 6.5% 8/27/36 (d)		250,000	0
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (k)		655,204	545,147
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (k)		1,522,035	515,393
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		3,583,097	3,606,368
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18		4,810,000	4,949,397
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (k)		204,000	9,047
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (k)		1,520,141	1,200,971
Class MV1, 0.4484% 11/25/36 (k)		1,234,797	791,560
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (k)		573,000	22,559
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (k)		$ 666,913	$ 589,956
Series 2006-A Class 2C, 1.3965% 3/27/42 (k)		3,243,000	808,098
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)		1,139,966	1,141,442
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.2984% 6/25/34 (k)		89,219	62,178
Series 2006-10 Class 2A3, 0.3784% 11/25/36 (k)		5,616,682	1,698,394
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6484% 5/25/46 (d)(k)		250,000	92,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)		19,318	19,770
Class C, 5.691% 10/20/28 (d)		8,586	8,725
Class D, 6.01% 10/20/28 (d)		102,225	103,218
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (k)		545,328	24,362
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (k)		784,792	26,841
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (k)		175,010	113,061
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (k)		597,318	410,429
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (k)		1,886,386	1,369,116
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (k)		3,071,999	2,190,863
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (k)		57,368	39,539
Series 2004-NC8 Class M6, 1.4684% 9/25/34 (k)		29,594	14,348
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (k)		399,800	255,670
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (k)		416,362	53,360
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (k)		254,619	1,105
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.994% 8/28/38 (d)(k)		220,000	190,300
Class C1B, 7.696% 8/28/38 (d)		63,000	48,964
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (m)		9,181,200	835,489
Series 2006-3 Class A, 7.1% 1/25/12 (m)		29,166,795	583,336
Series 2006-4:
Class A1, 0.2484% 3/25/25 (k)		7,114	7,114
Class A, 6.35% 2/27/12 (m)		28,242,000	626,718
Class D, 1.3184% 5/25/32 (k)		2,481,000	5,332
Series 2007-1 Class A, 7.27% 4/25/12 (m)		33,769,000	1,350,760
Series 2007-2 Class A, 6.7% 7/25/12 (m)		24,991,000	1,278,555
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (k)		1,426,957	777,318
Asset-Backed Securities - continued
		Principal Amount (b)	Value
New Century Home Equity Loan Trust: - continued
Series 2005-D Class M2, 0.6884% 2/25/36 (k)		$ 827,339	$ 163,544
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		1,653,693	1,655,159
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	6,011,537
Series 2011-A Class A4, 1.94% 9/15/17		11,750,000	12,106,482
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (a)(d)(k)		566,000	0
Series 2006-1A Class A, 1.613% 3/20/11 (a)(d)(k)		1,176,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (k)		39,236	38,410
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (k)		126,042	121,505
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (k)		532,896	311,592
Class M4, 1.6684% 9/25/34 (k)		683,353	280,837
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (k)		2,548,346	2,306,694
Class M3, 0.7784% 1/25/36 (k)		478,432	305,859
Class M4, 1.0484% 1/25/36 (k)		1,475,804	744,707
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (k)		1,883,145	13,112
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (d)		18,414	18,230
Class B, 4.846% 7/24/39 (d)		180,000	169,200
Class C, 5.08% 7/24/39 (d)		185,000	172,050
Class D, 5.194% 7/24/39 (d)		320,000	292,800
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (k)		566,000	12,842
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (k)		8,143	8,115
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1684% 9/25/46 (d)(k)		250,000	37,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (k)		5,108	4,121
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (k)		1,439,026	1,126,486
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (k)		26,379	103
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (d)(k)		640,008	611,044
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (k)		1,272,000	585,433
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)		$ 656,637	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (k)		68,476	36,342
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)		699,017	727,456
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (k)		28,819	19,434
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (d)		349,000	348,128
Class IV, 6.84% 5/22/37 (d)		235,000	209,738
Series 2003-1A Class B2, 5.4802% 12/28/38 (d)		111,000	89,355
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (d)(k)		2,621,101	196,583
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (d)(k)		400,000	160,000
Series 2006-1A:
Class A1A, 0.5065% 9/25/26 (d)(k)		1,385,000	1,198,025
Class A1B, 0.5765% 9/25/26 (d)(k)		705,000	571,050
Class A2A, 0.4665% 9/25/26 (d)(k)		1,186,000	996,240
Class F, 1.3965% 9/25/26 (d)(k)		250,000	162,500
Class G, 1.5965% 9/25/26 (d)(k)		250,000	157,500
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)		887,552	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (d)(k)		1,789,540	1,002,142
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6178% 11/21/40 (d)(k)		500,000	400,000
Class D, 1.1478% 11/21/40 (d)(k)		305,000	91,500
TOTAL ASSET-BACKED SECURITIES (Cost $305,863,437)			313,042,009
Collateralized Mortgage Obligations - 1.4%
		Principal Amount (b)	Value
Private Sponsor - 1.4%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (d)		$ 186,370	$ 29,819
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6565% 4/10/49 (k)		106,000	48,381
Class C, 5.6565% 4/10/49 (k)		281,000	114,504
Class D, 5.6565% 4/10/49 (k)		141,000	49,438
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4172% 3/15/22 (d)(k)		58,211	58,142
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (k)		1,838,453	1,622,701
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (k)		1,855,358	1,585,165
Series 2004-A Class 2A2, 2.8478% 2/25/34 (k)		1,014,211	867,781
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (k)		139,199	119,835
Class 2A2, 2.8677% 3/25/34 (k)		5,006,837	4,475,824
Series 2004-D Class 2A2, 2.8857% 5/25/34 (k)		1,699,113	1,485,834
Series 2004-G Class 2A7, 2.9352% 8/25/34 (k)		1,577,143	1,343,998
Series 2004-H Class 2A1, 3.1632% 9/25/34 (k)		1,377,674	1,159,874
Bayview Commercial Asset Trust Series 2006-3A Class IO, 4.2221% 10/25/36 (d)(k)(m)		10,101,748	641,461
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7784% 1/25/35 (k)		2,068,232	1,563,201
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (d)(k)(m)		3,690,559	33,614
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (k)		1,329,158	1,174,356
Series 2007-A2 Class 2A1, 3.0179% 7/25/37 (k)		323,179	297,267
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (k)		1,902,000	1,969,951
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2809% 8/25/34 (k)		1,237,736	1,224,834
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	595,000
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (d)(k)		29,119	29,117
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		60,145	24,378
Series 2003-35 Class B, 4.6371% 9/25/18 (k)		96,641	12,563
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (k)		$ 1,138,748	$ 1,005,804
Series 2003-17 Class B4, 5.389% 6/25/33 (k)		255,788	63,947
Series 2004-3 Class DB4, 5.8264% 4/25/34 (k)		64,767	162
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9484% 11/25/35 (k)		32,630,203	18,576,515
Class 2A3, 1.7627% 11/25/35 (k)		7,943,142	4,483,831
Series 2005-56 Class 5A1, 0.5384% 11/25/35 (k)		9,541,499	5,000,431
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (k)		1,484,687	1,320,689
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4348% 4/25/20 (d)(k)		300,000	292,471
Series 2010-K6 Class B, 5.3577% 12/26/46 (d)(k)		910,000	861,035
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		101,499	14
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (d)		80,996	20,249
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (d)(k)		2,852,000	2,831,818
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.313% 12/20/54 (k)		205,017	93,321
Series 2006-1A Class C2, 1.413% 12/20/54 (d)(k)		6,523,000	3,049,503
Series 2006-2 Class C1, 1.153% 12/20/54 (k)		21,543,000	10,071,353
Series 2006-3 Class C2, 0.713% 12/20/54 (k)		1,124,000	525,470
Series 2006-4:
Class B1, 0.303% 12/20/54 (k)		4,521,000	3,582,893
Class C1, 0.593% 12/20/54 (k)		2,767,000	1,293,573
Class M1, 0.383% 12/20/54 (k)		1,190,000	761,600
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (k)		2,234,000	1,044,395
Class 1M1, 0.513% 12/20/54 (k)		1,493,000	955,520
Class 2C1, 1.173% 12/20/54 (k)		1,015,000	474,513
Class 2M1, 0.713% 12/20/54 (k)		1,917,000	1,226,880
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (k)		2,654,000	1,240,745
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7013% 1/20/44 (k)		430,241	292,758
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.7396% 3/25/37 (k)		6,896,006	6,752,114
Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (k)		700,007	555,665
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)		$ 20,217	$ 20,250
Class A3, 5.447% 6/12/47 (k)		3,606,000	3,743,991
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8639% 8/25/36 (k)		2,516,475	1,913,909
Series 2004-A3 Class 4A1, 2.7486% 7/25/34 (k)		1,442,577	1,380,269
Series 2004-A5 Class 2A1, 2.5513% 12/25/34 (k)		1,764,612	1,532,046
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (k)		2,801,841	2,553,449
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (d)		9,822	9,810
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	928,020
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4584% 4/25/36 (k)		17,434,189	9,214,291
Series 2006-5 Class A1A, 0.4084% 7/25/36 (k)		13,142,871	6,843,377
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (k)		2,938,463	1,892,737
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (k)		7,298,316	4,890,377
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (d)(k)		251,984	244,424
Class C, 0.397% 6/15/22 (d)(k)		1,559,607	1,458,233
Class D, 0.407% 6/15/22 (d)(k)		600,006	558,006
Class E, 0.417% 6/15/22 (d)(k)		959,771	882,989
Class F, 0.447% 6/15/22 (d)(k)		1,545,171	1,406,106
Class G, 0.517% 6/15/22 (d)(k)		359,765	320,191
Class H, 0.537% 6/15/22 (d)(k)		720,211	626,584
Class J, 0.577% 6/15/22 (d)(k)		840,246	724,712
Class TM, 0.707% 6/15/22 (d)(k)		346,558	330,963
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (d)		930,000	892,800
Series 2004-A4 Class A1, 2.6423% 8/25/34 (k)		1,992,098	1,882,206
Series 2005-A2 Class A7, 2.6224% 2/25/35 (k)		1,291,343	1,207,166
Series 2006-A6 Class A4, 3.1818% 10/25/33 (k)		1,459,883	1,314,346
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		101,000	101,455
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)		8,143,000	8,471,529
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5084% 7/25/35 (k)		$ 2,114,046	$ 1,627,792
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (k)		2,994,072	131,801
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (k)		3,101,794	2,477,469
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (d)(k)		1,502,343	1,179,339
Class B6, 3.0558% 7/10/35 (d)(k)		334,968	246,201
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		954,459	1,009,313
Series 2004-SL3 Class A1, 7% 8/25/16		49,908	50,213
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (d)(k)		358,203	327,873
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)		268,000	93,809
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (k)		37,623	25,871
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4084% 7/25/46 (k)		26,799,099	14,707,774
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (k)		620,720	564,708
Series 2003-20 Class 1A1, 5.5% 7/25/33		432,850	437,324
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (k)		3,273,627	2,360,426
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.6863% 8/25/33 (k)		1,022,485	942,086
Series 2005-AR3 Class A2, 2.5791% 3/25/35 (k)		2,755,773	2,279,509
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (d)		163,502	49,051
Series 2004-EE Class 2A2, 2.7571% 12/25/34 (k)		857,201	812,781
Series 2004-H Class A1, 2.7828% 6/25/34 (k)		1,533,611	1,451,855
Series 2004-W Class A9, 2.7617% 11/25/34 (k)		3,214,524	2,927,945
Series 2005-AR10 Class 2A2, 2.7607% 6/25/35 (k)		2,093,253	1,893,582
Series 2005-AR12:
Class 2A5, 2.7552% 7/25/35 (k)		8,551,577	7,663,424
Class 2A6, 2.7552% 7/25/35 (k)		928,152	820,180
Series 2005-AR2:
Class 1A2, 2.7387% 3/25/35 (k)		3,346,671	1,349,195
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2:
Class 2A2, 2.7427% 3/25/35 (k)		$ 2,594,747	$ 2,261,349
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (k)		1,524,779	1,347,203
TOTAL PRIVATE SPONSOR			191,286,616
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		271,805	294,015
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $174,958,820)			191,580,631
Commercial Mortgage Securities - 6.2%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (n)		636,930	612,846
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)		180,000	173,817
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9154% 2/14/29 (d)(k)		800,000	803,440
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	214,518
Class B2, 7.525% 4/14/29		1,498,104	1,530,032
Class B5, 7.525% 4/14/29		129,000	108,302
Series 1997-D5:
Class A2, 6.8338% 2/14/43 (k)		1,399,000	1,446,057
Class A3, 6.8838% 2/14/43 (k)		1,510,000	1,590,429
Class A5, 6.9538% 2/14/43 (k)		256,000	268,280
Class A6, 7.2038% 2/14/43 (k)		2,470,000	2,584,589
Class A7, 7.4438% 2/14/43 (k)		820,000	858,240
Class PS1, 1.3868% 2/14/43 (k)(m)		5,363,126	93,887
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (k)		2,127,959	2,246,422
Series 2006-5:
Class A2, 5.317% 9/10/47		6,469,584	6,513,467
Class A3, 5.39% 9/10/47		2,653,000	2,742,799
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,974,088
Series 2007-4 Class A3, 5.798% 2/10/51 (k)		1,897,000	2,005,565
Series 2006-6 Class E, 5.619% 10/10/45 (d)		1,098,000	203,791
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3:
Class A3, 5.6242% 6/10/49 (k)		$ 3,176,000	$ 3,326,762
Class A4, 5.6242% 6/10/49 (k)		3,965,000	4,177,564
Series 2008-1 Class D, 6.2478% 2/10/51 (d)(k)		125,000	73,556
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,421,642
Series 2002-2 Class F, 5.487% 7/11/43		415,000	414,832
Series 2004-2:
Class A3, 4.05% 11/10/38		315,277	318,138
Class A4, 4.153% 11/10/38		2,412,000	2,494,215
Series 2005-1 Class A3, 4.877% 11/10/42		1,832,601	1,833,717
Series 2007-1 Class A2, 5.381% 1/15/49		3,947,828	3,956,454
Series 2001-3 Class H, 6.562% 4/11/37 (d)		1,472,000	1,469,599
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)		474,000	470,748
Class K, 6.15% 5/11/35 (d)		885,000	875,882
Series 2003-1 Class G, 5.608% 9/11/36 (d)		310,000	315,102
Series 2004-1 Class F, 5.279% 11/10/39 (d)		185,000	138,721
Series 2004-4:
Class K, 4.637% 7/10/42 (d)(k)		300,000	990
Class L, 4.637% 7/10/42 (d)(k)		280,000	638
Series 2004-5 Class G, 5.563% 11/10/41 (d)(k)		195,000	115,232
Series 2005-1 Class CJ, 5.3528% 11/10/42 (k)		550,000	502,297
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)		5,908,000	6,187,974
Series 2005-6 Class AJ, 5.3678% 9/10/47 (k)		300,000	274,462
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.957% 11/15/15 (d)(k)		484,629	449,735
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.4672% 3/15/22 (d)(k)		390,000	374,400
Class C, 0.5172% 3/15/22 (d)(k)		1,357,000	1,282,365
Class D, 0.5672% 3/15/22 (d)(k)		826,000	772,310
Class E, 0.6072% 3/15/22 (d)(k)		684,000	629,280
Class F, 0.6772% 3/15/22 (d)(k)		615,784	554,206
Class G, 0.7372% 3/15/22 (d)(k)		399,119	355,216
Class J, 1.2572% 3/15/22 (d)(k)		438,000	372,300
Class K, 2.2072% 3/15/22 (d)(k)		427,499	333,449
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (d)(k)		812,604	790,258
Class D, 0.4172% 10/15/19 (d)(k)		1,494,000	1,430,505
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class E, 0.4472% 10/15/19 (d)(k)		$ 1,385,000	$ 1,305,363
Class F, 0.5172% 10/15/19 (d)(k)		3,150,730	2,953,809
Class G, 0.5372% 10/15/19 (d)(k)		1,245,579	1,105,451
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (d)(k)		71,780	50,259
Series 2004-1:
Class A, 0.5784% 4/25/34 (d)(k)		1,227,794	1,027,485
Class B, 2.1184% 4/25/34 (d)(k)		137,653	77,787
Class M1, 0.7784% 4/25/34 (d)(k)		110,520	78,666
Class M2, 1.4184% 4/25/34 (d)(k)		102,106	70,777
Series 2004-2:
Class A, 0.6484% 8/25/34 (d)(k)		1,004,636	820,564
Class M1, 0.7984% 8/25/34 (d)(k)		169,108	122,928
Series 2004-3:
Class A1, 0.5884% 1/25/35 (d)(k)		2,252,607	1,760,919
Class A2, 0.6384% 1/25/35 (d)(k)		323,247	255,880
Class M1, 0.7184% 1/25/35 (d)(k)		388,852	270,926
Class M2, 1.2184% 1/25/35 (d)(k)		180,186	120,114
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (d)(k)		1,704,914	1,332,794
Class M1, 0.6484% 8/25/35 (d)(k)		84,907	49,736
Class M2, 0.6984% 8/25/35 (d)(k)		140,039	75,928
Class M3, 0.7184% 8/25/35 (d)(k)		77,480	41,109
Class M4, 0.8284% 8/25/35 (d)(k)		71,124	35,662
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (d)(k)		636,500	481,144
Class A2, 0.6184% 11/25/35 (d)(k)		630,768	479,321
Class M1, 0.6584% 11/25/35 (d)(k)		75,282	45,986
Class M2, 0.7084% 11/25/35 (d)(k)		95,578	54,869
Class M3, 0.7284% 11/25/35 (d)(k)		85,541	47,426
Class M4, 0.8184% 11/25/35 (d)(k)		106,575	52,217
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (d)(k)		1,477,373	1,097,066
Class B1, 1.6184% 1/25/36 (d)(k)		127,670	25,298
Class M1, 0.6684% 1/25/36 (d)(k)		476,572	282,476
Class M2, 0.6884% 1/25/36 (d)(k)		142,972	75,609
Class M3, 0.7184% 1/25/36 (d)(k)		208,799	102,449
Class M4, 0.8284% 1/25/36 (d)(k)		115,477	51,775
Class M5, 0.8684% 1/25/36 (d)(k)		115,477	44,232
Class M6, 0.9184% 1/25/36 (d)(k)		122,650	37,229
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class A2, 0.5784% 4/25/36 (d)(k)		$ 224,148	$ 167,007
Class M1, 0.5984% 4/25/36 (d)(k)		80,169	47,133
Class M2, 0.6184% 4/25/36 (d)(k)		84,703	46,466
Class M3, 0.6384% 4/25/36 (d)(k)		72,881	37,331
Class M4, 0.7384% 4/25/36 (d)(k)		41,299	19,355
Class M5, 0.7784% 4/25/36 (d)(k)		40,084	16,692
Class M6, 0.8584% 4/25/36 (d)(k)		79,925	29,760
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (d)(k)		4,058,140	3,031,151
Class A2, 0.4984% 7/25/36 (d)(k)		200,770	147,288
Class B1, 1.0884% 7/25/36 (d)(k)		75,171	25,330
Class B3, 2.9184% 7/25/36 (d)(k)		113,572	32,307
Class M1, 0.5284% 7/25/36 (d)(k)		210,650	126,148
Class M2, 0.5484% 7/25/36 (d)(k)		148,624	81,288
Class M3, 0.5684% 7/25/36 (d)(k)		123,280	66,363
Class M4, 0.6384% 7/25/36 (d)(k)		83,246	43,011
Class M5, 0.6884% 7/25/36 (d)(k)		102,318	51,393
Class M6, 0.7584% 7/25/36 (d)(k)		152,661	58,149
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (d)(k)		141,095	12,055
Class B2, 1.5684% 10/25/36 (d)(k)		101,766	4,238
Class B3, 2.8184% 10/25/36 (d)(k)		35,010	452
Class M4, 0.6484% 10/25/36 (d)(k)		155,936	40,543
Class M5, 0.6984% 10/25/36 (d)(k)		186,677	37,335
Class M6, 0.7784% 10/25/36 (d)(k)		365,404	54,811
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (d)(k)		812,318	576,746
Class A2, 0.4884% 12/25/36 (d)(k)		4,133,281	2,810,631
Class B1, 0.9184% 12/25/36 (d)(k)		126,378	16,896
Class B2, 1.4684% 12/25/36 (d)(k)		128,817	13,194
Class B3, 2.6684% 12/25/36 (d)(k)		219,367	14,025
Class M1, 0.5084% 12/25/36 (d)(k)		264,404	109,624
Class M2, 0.5284% 12/25/36 (d)(k)		176,269	66,023
Class M3, 0.5584% 12/25/36 (d)(k)		178,735	59,807
Class M4, 0.6184% 12/25/36 (d)(k)		213,865	59,547
Class M5, 0.6584% 12/25/36 (d)(k)		196,608	43,865
Class M6, 0.7384% 12/25/36 (d)(k)		176,269	31,765
Series 2007-1:
Class A2, 0.4884% 3/25/37 (d)(k)		900,246	585,160
Class B1, 0.8884% 3/25/37 (d)(k)		286,424	34,371
Class B2, 1.3684% 3/25/37 (d)(k)		207,672	20,767
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class B3, 3.5684% 3/25/37 (d)(k)		$ 316,177	$ 14,228
Class M1, 0.4884% 3/25/37 (d)(k)		252,019	93,247
Class M2, 0.5084% 3/25/37 (d)(k)		188,230	56,469
Class M3, 0.5384% 3/25/37 (d)(k)		166,934	45,072
Class M4, 0.5884% 3/25/37 (d)(k)		134,161	32,199
Class M5, 0.6384% 3/25/37 (d)(k)		209,428	39,791
Class M6, 0.7184% 3/25/37 (d)(k)		293,214	46,914
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (d)(k)		820,221	567,491
Class A2, 0.5384% 7/25/37 (d)(k)		766,386	445,392
Class B1, 1.8184% 7/25/37 (d)(k)		236,025	17,584
Class B2, 2.4684% 7/25/37 (d)(k)		204,345	9,492
Class B3, 3.5684% 7/25/37 (d)(k)		229,744	6,279
Class M1, 0.5884% 7/25/37 (d)(k)		269,112	85,693
Class M2, 0.6284% 7/25/37 (d)(k)		147,054	34,770
Class M3, 0.7084% 7/25/37 (d)(k)		149,104	26,857
Class M4, 0.8684% 7/25/37 (d)(k)		294,382	43,101
Class M5, 0.9684% 7/25/37 (d)(k)		259,504	32,611
Class M6, 1.2184% 7/25/37 (d)(k)		329,034	33,066
Series 2007-3:
Class A2, 0.5084% 7/25/37 (d)(k)		836,211	514,411
Class B1, 1.1684% 7/25/37 (d)(k)		203,246	26,091
Class B2, 1.8184% 7/25/37 (d)(k)		508,616	46,389
Class B3, 4.2184% 7/25/37 (d)(k)		203,757	8,658
Class M1, 0.5284% 7/25/37 (d)(k)		181,617	71,939
Class M2, 0.5584% 7/25/37 (d)(k)		194,660	64,755
Class M3, 0.5884% 7/25/37 (d)(k)		306,737	84,413
Class M4, 0.7184% 7/25/37 (d)(k)		481,623	110,882
Class M5, 0.8184% 7/25/37 (d)(k)		249,818	49,560
Class M6, 1.0184% 7/25/37 (d)(k)		190,493	31,492
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (d)(k)		314,902	4,724
Class B2, 3.6684% 9/25/37 (d)(k)		810,585	4,053
Class M1, 1.1684% 9/25/37 (d)(k)		302,802	36,336
Class M2, 1.2684% 9/25/37 (d)(k)		302,802	30,280
Class M4, 1.8184% 9/25/37 (d)(k)		774,464	46,468
Class M5, 1.9684% 9/25/37 (d)(k)		774,464	30,979
Class M6, 2.1684% 9/25/37 (d)(k)		775,968	19,399
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(m)		3,845,840	145,373
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(k)(m)		9,307,041	923,258
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4525% 3/11/39 (k)		$ 450,000	$ 378,453
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (d)(k)		433,287	409,556
Class J, 1.0572% 3/15/19 (d)(k)		407,118	342,971
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (d)(k)		655,330	612,437
Class E, 0.5072% 3/15/22 (d)(k)		3,607,157	3,339,077
Class F, 0.5572% 3/15/22 (d)(k)		2,235,922	2,030,599
Class G, 0.6072% 3/15/22 (d)(k)		537,549	475,141
Class H, 0.7572% 3/15/22 (d)(k)		655,330	565,903
Class J, 0.9072% 3/15/22 (d)(k)		655,330	529,225
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		299,947	302,353
Series 2004-PWR3 Class A3, 4.487% 2/11/41		679,788	694,408
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	573,091
Series 2006-T22 Class AJ, 5.5338% 4/12/38 (k)		400,000	363,856
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (k)		1,112,000	1,201,130
Series 2007-PW17 Class A1, 5.282% 6/11/50		558,525	565,955
Series 2007-T26 Class A1, 5.145% 1/12/45		271,909	273,577
Series 1999-C1:
Class G, 5.64% 2/14/31 (d)		70,000	60,819
Class I, 5.64% 2/14/31 (d)		205,000	100,700
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (d)(k)(m)		13,423,075	134
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,891,297
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (d)(k)(m)		21,680,723	305,581
Series 2006-T22:
Class A4, 5.5338% 4/12/38 (k)		237,000	263,014
Class B, 5.5338% 4/12/38 (d)(k)		200,000	164,263
Series 2007-BBA8:
Class K, 1.4072% 3/15/22 (d)(k)		120,000	70,936
Class L, 2.1072% 3/15/22 (d)(k)		253,568	127,225
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (d)(k)		304,000	150,155
Class C, 5.7154% 6/11/40 (d)(k)		255,000	99,691
Class D, 5.7154% 6/11/40 (d)(k)		255,000	89,756
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (d)(k)(m)		165,852,612	1,739,960
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T28:
Class A1, 5.422% 9/11/42		$ 20,688	$ 20,729
Class X2, 0.1654% 9/11/42 (d)(k)(m)		81,712,551	542,980
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (d)(k)		786,379	557,073
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)		2,235,000	2,335,805
Class XCL, 2.2784% 5/15/35 (d)(k)(m)		12,739,011	238,459
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (d)		800,000	648,654
Series 1998-2 Class J, 6.39% 11/18/30 (d)		489,102	74,392
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)		195,555	198,762
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (d)(k)		678,000	668,508
Class G, 0.5402% 8/15/21 (d)(k)		542,222	525,955
Class H, 0.5802% 8/15/21 (d)(k)		433,548	398,864
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,703,646
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)		2,847,005	2,784,211
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)		7,947,648	7,934,145
Class A4, 5.6978% 12/10/49 (k)		5,830,000	6,289,923
Series 2007-FL3A Class A2, 0.3472% 4/15/22 (d)(k)		6,878,000	6,600,689
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49		4,394,186	4,400,299
Class A4, 5.322% 12/11/49		14,623,000	15,191,601
Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (d)(k)		320,000	282,058
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,909,323
Class C, 5.476% 12/11/49		3,581,000	716,200
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (d)(k)	CAD	138,000	106,803
Class G, 5.01% 5/15/44 (d)(k)	CAD	30,000	21,011
Class H, 5.01% 5/15/44 (d)(k)	CAD	20,000	11,950
Class J, 5.01% 5/15/44 (d)(k)	CAD	20,000	10,903
Class K, 5.01% 5/15/44 (d)(k)	CAD	10,000	4,568
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Claregold Trust Series 2007-2A: - continued
Class L, 5.01% 5/15/44 (d)(k)	CAD	$ 36,000	$ 15,100
Class M, 5.01% 5/15/44 (d)(k)	CAD	165,000	63,697
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (k)		1,902,000	2,022,981
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	1,141,200
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (d)(k)		9,881,000	9,543,275
Class C, 0.4772% 4/15/17 (d)(k)		1,531,000	1,478,678
Class D, 0.5172% 4/15/17 (d)(k)		950,056	911,087
Class E, 0.5772% 4/15/17 (d)(k)		802,445	755,323
Class F, 0.6172% 4/15/17 (d)(k)		171,562	155,036
Class G, 0.7572% 4/15/17 (d)(k)		171,562	154,494
Class H, 0.8272% 4/15/17 (d)(k)		171,562	153,646
Class J, 1.0572% 4/15/17 (d)(k)		131,565	110,662
Series 2005-FL11:
Class B, 0.4572% 11/15/17 (d)(k)		175,588	168,564
Class C, 0.5072% 11/15/17 (d)(k)		1,451,600	1,379,020
Class D, 0.5472% 11/15/17 (d)(k)		75,490	70,960
Class E, 0.5972% 11/15/17 (d)(k)		268,371	249,585
Class F, 0.6572% 11/15/17 (d)(k)		185,934	169,200
Class G, 0.7072% 11/15/17 (d)(k)		128,880	114,059
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (d)(k)		2,710,000	2,479,650
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	529,489
Series 2004-RS1 Class A, 5.648% 3/3/41 (d)		1,029,512	993,479
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)		18,798	18,838
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,671,743
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)		3,306,000	3,286,880
Class AJFX, 5.478% 2/5/19 (d)		5,750,000	5,792,116
Series 2007-C9 Class A4, 5.8145% 12/10/49 (k)		4,209,000	4,606,178
Series 2001-J1A Class F, 6.6093% 2/16/34 (d)(k)		600,000	602,244
Series 2001-J2A Class F, 6.9937% 7/16/34 (d)(k)		199,000	202,199
Series 2005 C6 Class B, 5.242% 6/10/44 (k)		320,000	263,635
Series 2006-C8 Class XP, 0.469% 12/10/46 (k)(m)		17,446,965	190,050
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (d)		46,538	48,060
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Commercial Mortgage Acceptance Corp.: - continued
Series 1998-C1:
Class G, 6.21% 7/15/31 (d)		$ 554,000	$ 571,052
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (d)(k)		178,422	181,966
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (d)		550,000	469,565
Series 1999-C2 Class G, 6% 11/17/32		302,000	208,905
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (d)		190,000	182,623
Class F, 4.867% 6/9/28 (d)		645,000	564,161
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		17,590,000	18,393,898
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)		10,066,706	10,106,268
Class A3, 5.542% 1/15/49 (k)		3,804,000	4,007,465
Series 2007-C3 Class A4, 5.702% 6/15/39 (k)		28,438,000	29,672,522
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,643,531	10,911,609
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (k)(m)		12,142,531	175,095
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,817,802
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (d)(k)		6,783,000	4,883,760
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8072% 9/15/21 (d)(k)		270,208	257,837
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,902,200
Series 2002-CP5 Class A1, 4.106% 12/15/35		63,445	63,625
Series 2004-C1:
Class A3, 4.321% 1/15/37		193,338	194,336
Class A4, 4.75% 1/15/37		884,000	925,616
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		929,000	992,970
Series 1998-C1:
Class F, 6% 5/17/40 (d)		659,000	669,446
Class H, 6% 5/17/40 (d)		90,318	7,714
Series 1998-C2:
Class F, 6.75% 11/15/30 (d)		1,156,000	1,208,530
Class G, 6.75% 11/15/30 (d)		180,000	180,949
Series 2001-CK6 Class AX, 0.837% 8/15/36 (k)(m)		2,236,472	2,921
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (d)(k)(m)		3,822,293	1,189
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2003-C3:
Class D, 4.131% 5/15/38		$ 120,000	$ 118,368
Class J, 4.231% 5/15/38 (d)		300,000	207,354
Series 2006-C1 Class A3, 5.422% 2/15/39 (k)		7,052,699	7,394,635
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (d)(k)		721,000	627,270
Class C:
0.3772% 2/15/22 (d)(k)		1,864,711	1,585,004
0.4772% 2/15/22 (d)(k)		665,993	532,794
Class F, 0.5272% 2/15/22 (d)(k)		1,331,815	1,038,816
Class L, 2.1072% 2/15/22 (d)(k)		100,000	5,000
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		12,638,881	12,641,788
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (k)(m)		29,709,955	278,145
Class B, 5.487% 2/15/40 (d)(k)		2,907,000	436,050
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8684% 3/25/17 (d)(k)		160,000	132,700
CRESIX Finance Ltd. Series 2006-AA Class F, 4.4184% 3/25/17 (d)(k)		260,000	209,219
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	332,500
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.557% 11/10/46 (d)(k)		500,000	421,591
Class E, 5.557% 11/10/46 (d)(k)		240,000	195,628
Class F, 5.557% 11/10/46 (d)(k)		710,000	478,091
Class XB, 0.3189% 11/10/46 (d)(k)(m)		20,920,000	401,329
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	314,962
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2203% 6/10/31 (d)(k)		891,000	943,676
Series 2000-CKP1 Class B3, 8.1124% 11/10/33 (k)		230,000	228,987
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (d)		1,500,000	1,421,606
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (d)		320,000	306,809
FHLMC Multifamily Structured pass-thru Certificates:
Series K013 Class X3, 2.7896% 1/25/43 (k)(m)		820,000	143,115
Series KAIV Class X2, 3.6146% 6/25/41 (k)(m)		420,000	95,550
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (d)		770,000	769,968
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
First Union National Bank Commercial Mortgage Trust Series 2001-C4: - continued
Class K, 6% 12/12/33 (d)		$ 520,000	$ 517,096
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		66,969	67,051
Class G, 6.936% 3/15/33 (d)		1,642,000	1,620,647
Class H, 7.039% 3/15/33 (d)		63,000	62,627
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (d)(k)		443,000	444,679
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (d)		200,000	214,751
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.6617% 12/25/43 (k)(m)		1,640,000	266,560
Series K012 Class X3, 2.3656% 1/25/41 (k)(m)		1,800,000	246,474
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1635% 9/25/45 (d)(k)		1,290,000	1,192,550
Series 2011-K10 Class B, 4.5979% 11/25/49 (d)(k)		240,000	211,636
Series 2011-K11 Class B, 4.4198% 12/25/48 (d)(k)		750,000	649,889
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		1,478,140	1,419,014
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	11,875,989
Series 2001-1 Class X1, 1.1681% 5/15/33 (d)(k)(m)		2,925,971	17,502
Series 2001-3 Class C, 6.51% 6/10/38		287,000	287,386
Series 2002-1A Class H, 7.3574% 12/10/35 (d)(k)		65,000	64,893
Series 2007-C1 Class XP, 0.193% 12/10/49 (k)(m)		33,179,944	143,570
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	161,474
Series 1997-C2:
Class F, 6.75% 4/15/29 (k)		686,082	718,928
Class G, 6.75% 4/15/29 (k)		504,000	541,613
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		244,894	249,958
Series 1999-C2I Class K, 6.481% 9/15/33 (n)		385,000	161,568
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		65,401	65,495
Class J, 6.974% 8/15/36		226,000	216,104
Class K, 6.974% 8/15/36		427,000	142,579
Series 2000-C1 Class K, 7% 3/15/33		90,000	59,833
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	289,488
Series 2005-C1 Class X2, 0.554% 5/10/43 (k)(m)		6,942,902	31,222
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (d)(k)		$ 715,000	$ 695,470
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (d)		490,000	498,274
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,917,024
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,842,528
Series 2002-C1:
Class H, 5.903% 1/11/35 (d)		97,000	96,919
Class J, 6.306% 1/11/35 (d)		760,000	738,420
Series 2003-C2 Class J, 5.234% 1/5/36 (d)(k)		250,000	229,476
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (d)(k)(m)		24,282,818	83,703
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (k)		5,013,000	5,262,667
Class A4, 5.881% 7/10/38 (k)		9,540,000	10,387,219
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (d)(k)(m)		42,424,236	314,194
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (d)(k)		431,608	397,786
Class F, 0.6451% 6/6/20 (d)(k)		835,001	761,126
Class J, 1.9551% 6/6/20 (d)(k)		250,000	195,260
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (d)(k)		1,994,000	1,915,365
Class D, 2.3636% 3/6/20 (d)(k)		4,004,000	3,846,154
Class F, 2.8433% 3/6/20 (d)(k)		164,000	157,913
Class G, 3.0177% 3/6/20 (d)(k)		81,000	78,282
Class H, 3.5846% 3/6/20 (d)(k)		60,000	58,330
Class J, 4.4568% 3/6/20 (d)(k)		86,000	84,204
Class L, 6.4193% 3/6/20 (d)(k)		400,000	396,280
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		582,946	583,490
Series 1997-GL:
Class G, 7.5095% 7/13/30 (k)		803,488	894,523
Class H, 7.7995% 7/13/30 (d)(k)		230,000	247,158
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (d)(k)(m)		31,360,336	174,865
Series 2006-GG6 Class A2, 5.506% 4/10/38		6,386,741	6,377,735
Series 2006-RR2:
Class M, 5.6263% 6/23/46 (d)(k)		100,000	0
Class N, 5.6263% 6/23/46 (d)(k)		100,000	0
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
GS Mortgage Securities Corp. II: - continued
Series 2010-C1:
Class D, 6.0026% 8/10/43 (d)(k)		$ 290,000	$ 244,891
Class E, 4% 8/10/43 (d)		1,200,000	763,295
Class X, 1.5751% 8/10/43 (d)(k)(m)		6,296,485	588,721
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (d)		500,000	466,250
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		1,258,264	1,257,427
Series 2007-GG10:
Class A2, 5.778% 8/10/45		13,039,510	13,280,388
Class A4, 5.8001% 8/10/45 (k)		9,090,000	9,598,895
Series 2010-C2 Class XA, 0.6943% 12/10/43 (d)(k)		5,623,365	169,263
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.0558% 9/10/22 (d)(k)		1,120,000	1,078,865
JP Morgan Chase Commercial Mortgage Sec. Corp. Series 2011-C4 Class E, 5.3888% 7/15/46 (d)(k)		370,000	279,659
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6926% 12/5/27 (d)(k)		625,000	636,214
Series 2010-CNTR Class D, 6.3899% 8/5/32 (d)(k)		695,000	625,062
JP Morgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.3872% 2/15/19 (d)(k)		296,445	290,517
Series 2006-FL1A Class E, 0.5772% 2/15/20 (d)(k)		144,283	137,244
sequential payer:
Series 2006-CB14 Class A3B, 5.4764% 12/12/44 (k)		5,057,588	5,145,089
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		4,299,000	4,326,600
Class A3, 5.42% 1/15/49		8,142,000	8,622,321
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	134,041
Series 2004-LN2 Class D, 5.2072% 7/15/41 (k)		420,000	330,418
Series 2005-CB13 Class E, 5.348% 1/12/43 (d)(k)		963,000	67,410
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,245,074	10,493,569
Series 2005-LDP5 Class AJ, 5.4939% 12/15/44 (k)		280,000	247,192
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)		364,000	69,143
Class CS, 5.466% 1/15/49 (k)		157,000	26,674
Class ES, 5.5379% 1/15/49 (d)(k)		983,000	68,726
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
JP Morgan Chase Commercial Mortgage Securities Trust: - continued
Series 2010-C2:
Class D, 5.5308% 11/15/43 (d)(k)		$ 645,000	$ 557,262
Class XB, 0.7549% 11/15/43 (d)(k)(m)		3,600,000	150,583
JP Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		801,621	820,813
Series 2000-C9 Class G, 6.25% 10/15/32 (d)		226,439	226,010
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (d)(k)		500,000	485,000
Series 2002-C1 Class E, 6.135% 7/12/37 (d)		201,000	200,424
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (d)(k)		202,261	190,125
Class D, 5.192% 1/12/37		230,000	227,068
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3372% 11/15/18 (d)(k)		10,000,000	9,503,125
Class B, 0.3772% 11/15/18 (d)(k)		1,226,781	1,128,638
Class C, 0.4172% 11/15/18 (d)(k)		871,594	793,150
Class D, 0.4372% 11/15/18 (d)(k)		265,506	238,956
Class E, 0.4872% 11/15/18 (d)(k)		383,007	340,876
Class F, 0.5372% 11/15/18 (d)(k)		573,459	498,910
Class G, 0.5672% 11/15/18 (d)(k)		498,288	418,562
Class H, 0.7072% 11/15/18 (d)(k)		383,093	306,474
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,315,502
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)		776,913	792,555
Class A3, 5.336% 5/15/47		9,409,000	9,826,524
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (k)		6,670,000	7,042,003
Series 2007-LD11 Class A2, 5.8019% 6/15/49 (k)		5,340,000	5,428,767
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	548,472
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (k)		165,000	73,290
Class C, 5.7415% 2/12/49 (k)		424,000	172,810
Class D, 5.7415% 2/12/49 (k)		447,000	151,904
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9407% 7/15/44 (k)		21,615,000	23,053,132
Series 1998-C1 Class D, 6.98% 2/18/30		423,543	432,371
Series 1998-C4 Class G, 5.6% 10/15/35 (d)		583,000	611,625
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		$ 150,000	$ 143,418
Series 2005-C7:
Class AJ, 5.323% 11/15/40		950,000	839,285
Class AM, 5.263% 11/15/40 (k)		67,000	68,202
Series 2006-C1 Class A2, 5.084% 2/15/31		272,787	276,294
Series 2006-C6 Class A2, 5.262% 9/15/39 (k)		3,749,593	3,750,317
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,757,094	1,765,514
Class A3, 5.347% 11/15/38		1,417,000	1,484,483
Class AM, 5.378% 11/15/38		160,000	144,453
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)		39,800	39,870
Class A3, 5.398% 2/15/40		10,000,000	10,259,470
Class A4, 5.424% 2/15/40		5,434,000	5,791,117
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,141,100
Series 2007-C6 Class A2, 5.845% 7/15/40		9,900,007	10,110,056
Series 2001-C3 Class B, 6.512% 6/15/36		662,422	662,787
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,093,451
Series 2002-C1 Class J, 6.95% 3/15/34 (d)(k)		86,000	86,483
Series 2003-C7 Class L, 5.1147% 7/15/37 (d)(k)		284,000	177,106
Series 2004-C2:
Class G, 4.595% 3/15/36 (d)(k)		225,000	188,873
Class K, 5.2839% 3/15/36 (d)(k)		500,000	215,482
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	661,313
Series 2005-C3 Class XCP, 0.78% 7/15/40 (k)(m)		4,326,994	20,532
Series 2005-C5 Class A2, 4.885% 9/15/30		1,500	1,499
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		686,000	581,488
Series 2006-C4:
Class AJ, 5.8896% 6/15/38 (k)		480,000	381,935
Class AM, 5.8896% 6/15/38 (k)		500,000	474,499
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (k)(m)		8,763,693	116,110
Series 2007-C1 Class XCP, 0.472% 2/15/40 (k)(m)		3,265,697	32,765
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,529,435
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,169,738
Class XCP, 0.2822% 9/15/45 (k)(m)		142,728,719	1,216,334
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (d)(k)		608,683	539,294
Class E, 0.4972% 9/15/21 (d)(k)		2,196,145	1,920,946
Class F, 0.5472% 9/15/21 (d)(k)		1,143,094	989,668
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class G, 0.5672% 9/15/21 (d)(k)		$ 2,258,211	$ 1,875,422
Class H, 0.6072% 9/15/21 (d)(k)		582,579	461,606
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,384,754
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.7537% 6/25/43 (d)(k)		310,000	220,813
Series 2011-1 Class B, 5.7537% 6/25/43 (d)(k)		540,000	488,171
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4344% 10/12/39 (d)(k)	CAD	320,000	288,467
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (k)		545,123	565,969
Series 1998-C3 Class E, 6.8299% 12/15/30 (k)		173,000	183,027
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5049% 1/12/44 (k)		220,000	197,496
Series 2004-MKB1 Class F, 5.6506% 2/12/42 (d)(k)		180,000	170,515
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (k)		1,490,330	1,508,113
Series 2005-LC1 Class F, 5.3796% 1/12/44 (d)(k)		1,655,000	843,052
Series 2006-C1:
Class A2, 5.6285% 5/12/39 (k)		1,847,137	1,886,130
Class AJ, 5.6735% 5/12/39 (k)		160,000	130,204
Class AM, 5.6735% 5/12/39 (k)		100,000	95,888
Series 2007-C1 Class A4, 5.8267% 6/12/50 (k)		7,199,517	7,637,269
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,374,401
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (k)		798,048	778,535
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (k)		2,024,000	2,061,391
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		967,195	968,250
Class ASB, 5.133% 12/12/49 (k)		1,636,000	1,723,040
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,585,446
Class A4, 5.378% 8/12/48		76,000	77,908
Class B, 5.479% 8/12/48		5,706,000	2,314,639
Series 2007-6:
Class A1, 5.175% 3/12/51		25,414	25,460
Class A4, 5.485% 3/12/51 (k)		14,650,000	15,375,072
Series 2007-7 Class A4, 5.7436% 6/12/50 (k)		6,656,000	7,176,033
Series 2007-8 Class A1, 4.622% 8/12/49		79,866	79,903
Series 2006-4 Class XP, 0.6205% 12/12/49 (k)(m)		28,864,465	545,365
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-6 Class B, 5.635% 3/12/51 (k)		$ 1,902,000	$ 855,757
Series 2007-7 Class B, 5.7436% 6/12/50 (k)		166,000	44,041
Series 2007-8 Class A3, 5.9665% 8/12/49 (k)		1,640,000	1,742,513
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.407% 7/15/19 (d)(k)		357,716	214,630
Class H, 0.567% 7/15/19 (d)(k)		169,316	168,117
Class J, 0.638% 7/15/19 (d)(k)		354,000	313,000
Series 2007-XCLA Class A1, 0.408% 7/17/17 (d)(k)		651,746	593,089
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (d)(k)		1,092,000	987,038
Class D, 0.398% 10/15/20 (d)(k)		667,354	596,414
Class E, 0.458% 10/15/20 (d)(k)		834,661	737,631
Class F, 0.508% 10/15/20 (d)(k)		500,899	418,476
Class G, 0.548% 10/15/20 (d)(k)		619,188	484,286
Class H, 0.638% 10/15/20 (d)(k)		389,758	282,195
Class J, 0.788% 10/15/20 (d)(k)		444,903	267,149
Class MHRO, 0.898% 10/15/20 (d)(k)		595,092	499,877
Class MJPM, 1.208% 10/15/20 (d)(k)		28,251	25,426
Class NHRO, 1.098% 10/15/20 (d)(k)		903,133	722,506
sequential payer:
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (d)(k)(m)		5,035,925	50
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		367,079	348,725
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,643,030	2,665,414
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	574,062
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)		964,000	1,000,555
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		202,345	202,617
Class A4, 5.364% 3/15/44		10,000,000	10,585,870
Series 2007-T25 Class A1, 5.391% 11/12/49		178,585	178,915
Series 1997-RR Class F, 7.4021% 4/30/39 (d)(k)		170,509	166,246
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)		205,052	112,779
Series 1999-WF1:
Class N, 5.91% 11/15/31 (d)		210,000	171,163
Class O, 5.91% 11/15/31 (d)		197,950	51,468
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (d)(k)(m)		11,254,806	17,726
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Morgan Stanley Capital I Trust: - continued
Series 2004-IQ7 Class E, 5.4086% 6/15/38 (d)(k)		$ 120,000	$ 96,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (d)(k)		280,000	204,400
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (d)(k)(m)		16,930,454	81,063
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (d)(k)(m)		9,538,606	60,780
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (k)		1,120,738	1,127,360
Series 2006-IQ11:
Class A3, 5.694% 10/15/42 (k)		2,393,664	2,465,053
Class A4, 5.73% 10/15/42 (k)		570,000	625,926
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	643,840
Series 2006-T23 Class A3, 5.8184% 8/12/41 (k)		972,000	1,037,233
Series 2007-HQ12 Class A2, 5.5923% 4/12/49 (k)		11,782,370	11,865,377
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	2,962,618
Class B, 5.7233% 4/15/49 (k)		469,000	211,050
Series 2011-C1:
Class D, 5.2561% 9/15/47 (d)(k)		590,000	491,767
Class E, 5.2561% 9/15/47 (d)(k)		573,100	445,667
Series 2011-C2:
Class D, 5.319% 6/15/44 (d)(k)		580,000	493,725
Class E, 5.319% 6/15/44 (d)(k)		600,000	451,500
Class F, 5.319% 6/15/44 (d)(k)		550,000	401,500
Class XB, 0.4653% 6/15/44 (d)(k)(m)		9,001,008	268,590
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9029% 2/23/34 (k)		466,000	520,879
Series 2001-TOP3 Class E, 7.2899% 7/15/33 (d)(k)		150,000	129,196
Series 2003-TOP9 Class E, 5.7318% 11/13/36 (d)(k)		78,000	76,432
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (d)		519,069	549,078
Class G, 5% 8/20/30 (d)		361,875	357,574
Class J, 5% 8/20/30 (d)		195,000	184,732
Series 1999-SL Class X, 11/10/30 (m)		165,410	148,869
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)		1,050,000	1,083,423
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		741,551	771,213
RBSCF Trust Series 2010-MB1 Class D, 4.8264% 4/15/24 (d)(k)		480,000	449,250
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	$ 107,000	$ 87,628
Class G, 4.456% 9/12/38 (d)	CAD	54,000	42,216
Class H, 4.456% 9/12/38 (d)	CAD	36,000	26,271
Class J, 4.456% 9/12/38 (d)	CAD	36,000	24,462
Class K, 4.456% 9/12/38 (d)	CAD	18,000	10,738
Class L, 4.456% 9/12/38 (d)	CAD	26,000	14,378
Class M, 4.456% 9/12/38 (d)	CAD	128,859	36,543
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	92,549
Class G, 4.57% 4/12/23	CAD	42,000	29,485
Class H, 4.57% 4/12/23	CAD	42,000	28,193
Class J, 4.57% 4/12/23	CAD	42,000	26,969
Class K, 4.57% 4/12/23	CAD	21,000	12,905
Class L, 4.57% 4/12/23	CAD	63,000	37,067
Class M, 4.57% 4/12/23	CAD	185,000	48,502
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-C1 Class E, 6.31% 12/18/35		16,087	16,019
Series 2001-MMA:
Class E3, 6.5% 2/18/34 (d)(k)		200,000	199,355
Class E5, 6.5% 2/18/34 (d)(k)		900,000	906,091
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		133,985	134,412
Class F, 7.3% 10/12/34 (d)		473,000	474,064
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.9784% 8/15/39 (k)		170,000	154,713
Series 2007-C4 Class F, 5.9784% 8/15/39 (k)		820,000	558,951
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		270,000	256,740
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7822% 7/15/24 (d)(k)		110,000	45,903
Class G, 0.7822% 7/15/24 (d)(k)		200,000	72,033
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (d)		180,000	170,460
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (d)(k)		1,276,330	1,225,317
Series 2006-WL7A:
Class E, 0.4902% 9/15/21 (d)(k)		1,770,598	1,571,596
Class F, 0.5502% 9/15/21 (d)(k)		1,877,987	1,650,068
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class G, 0.5702% 9/15/21 (d)(k)		$ 1,779,101	$ 1,493,385
Class J, 0.8072% 9/15/21 (d)(k)		395,545	283,436
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (d)(k)		140,220	126,198
Class AP2, 1.0072% 6/15/20 (d)(k)		235,007	206,806
Class F, 0.6872% 6/15/20 (d)(k)		4,565,501	2,967,576
Class LXR1, 0.9072% 6/15/20 (d)(k)		233,916	187,132
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)		2,258,211	2,263,855
Series 2003-C8 Class A3, 4.445% 11/15/35		7,108,574	7,124,078
Series 2006-C27 Class A2, 5.624% 7/15/45		48,215	48,149
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	5,359,677
Series 2007-C30:
Class A3, 5.246% 12/15/43		1,633,000	1,654,760
Class A4, 5.305% 12/15/43		8,604,000	8,849,945
Class A5, 5.342% 12/15/43		2,036,000	2,119,496
Series 2007-C31 Class A4, 5.509% 4/15/47		4,299,000	4,580,670
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (k)		14,019,858	14,158,683
Class A3, 5.7428% 6/15/49 (k)		3,229,000	3,396,740
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(k)		903,000	887,866
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	333,442
Series 2004-C11:
Class D, 5.3658% 1/15/41 (k)		360,000	340,055
Class E, 5.4158% 1/15/41 (k)		327,000	281,073
Series 2004-C12 Class D, 5.3163% 7/15/41 (k)		280,000	261,622
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	262,447
Class C, 5.21% 8/15/41		170,000	169,786
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(k)		1,464,000	1,467,660
Class 180B, 5.3979% 10/15/41 (d)(k)		666,000	666,000
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,755,059
Series 2005-C22:
Class B, 5.3592% 12/15/44 (k)		4,218,000	3,209,421
Class F, 5.3592% 12/15/44 (d)(k)		3,171,000	1,406,916
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,536,251
Series 2007-C30:
Class B, 5.463% 12/15/43 (k)		10,505,000	5,954,097
Class C, 5.483% 12/15/43 (k)		5,706,000	2,824,818
Class D, 5.513% 12/15/43 (k)		3,044,000	1,200,240
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class XP, 0.4412% 12/15/43 (d)(k)(m)		$ 20,321,576	$ 205,167
Series 2007-C31 Class C, 5.6883% 4/15/47 (k)		522,000	248,498
Series 2007-C32:
Class D, 5.7428% 6/15/49 (k)		1,431,000	607,312
Class E, 5.7428% 6/15/49 (k)		2,252,000	709,828
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8992% 2/15/51 (k)		19,259,000	20,730,965
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (d)(m)		10,192,000	373,333
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 5.4179% 6/15/44 (d)		320,000	248,998
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (d)		1,500,000	1,425,450
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $700,938,711)			824,334,746
Municipal Securities - 0.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)		3,300,000	3,421,572
California Gen. Oblig. 7.5% 4/1/34		4,890,000	5,798,953
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	7,144,410
5.665% 3/1/18		5,425,000	5,815,763
Series 2011, 5.877% 3/1/19		5,175,000	5,533,628
TOTAL MUNICIPAL SECURITIES (Cost $25,568,263)			27,714,326
Foreign Government and Government Agency Obligations - 1.8%

Arab Republic of Egypt:
5.75% 4/29/20 (d)		1,055,000	1,065,550
6.875% 4/30/40 (d)		615,000	587,325
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,606,526	3,765,835
0.438% 8/3/12 (k)		4,238,750	4,084,365
2.5% 12/31/38 (c)		3,210,000	1,300,050
7% 9/12/13		6,570,000	6,639,350
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Argentine Republic: - continued
7% 10/3/15		$ 7,735,000	$ 7,248,769
Aruba Government 6.4% 9/6/15 (d)		185,000	192,400
Bahamian Republic 6.95% 11/20/29 (d)		855,000	944,775
Bahrain Kingdom 5.5% 3/31/20		550,000	534,875
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (d)		325,000	369,281
Belarus Republic:
8.75% 8/3/15 (Reg. S)		2,830,000	2,377,200
8.95% 1/26/18		1,560,000	1,294,800
Bermuda Government 5.603% 7/20/20 (d)		470,000	527,575
Brazilian Federative Republic:
6% 1/17/17		505,000	592,113
7.125% 1/20/37		815,000	1,079,875
8.25% 1/20/34		290,000	420,500
8.75% 2/4/25		545,000	798,425
10.125% 5/15/27		1,215,000	1,956,150
12.25% 3/6/30		660,000	1,260,600
Chilean Republic 7.125% 1/11/12		3,045,000	3,111,990
Colombian Republic:
4.375% 7/12/21		1,745,000	1,840,975
7.375% 1/27/17		1,350,000	1,653,750
7.375% 3/18/19		1,070,000	1,358,900
7.375% 9/18/37		2,130,000	2,864,850
10.375% 1/28/33		1,740,000	2,836,200
11.75% 2/25/20		1,050,000	1,674,750
Congo Republic 3% 6/30/29 (c)		1,562,750	1,101,739
Croatia Republic:
6.375% 3/24/21 (d)		1,725,000	1,699,125
6.625% 7/14/20 (d)		2,195,000	2,222,438
6.75% 11/5/19 (d)		2,005,000	2,049,210
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (d)		1,760,000	1,799,600
6.25% 7/27/21 (d)		1,285,000	1,307,488
7.4% 1/22/15 (d)		1,635,000	1,773,975
Dominican Republic:
1.2156% 8/30/24 (k)		1,350,000	1,188,000
7.5% 5/6/21 (d)		1,690,000	1,749,150
9.04% 1/23/18 (d)		967,284	1,085,777
9.5% 9/27/11 (Reg. S)		558,255	559,651
El Salvador Republic:
7.375% 12/1/19 (d)		745,000	832,538
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
El Salvador Republic: - continued
7.625% 2/1/41 (d)		$ 525,000	$ 544,688
7.65% 6/15/35 (Reg. S)		1,265,000	1,334,575
7.75% 1/24/23 (Reg. S)		1,070,000	1,195,725
8.25% 4/10/32 (Reg. S)		375,000	421,875
Gabonese Republic 8.2% 12/12/17 (d)		1,185,000	1,387,991
Georgia Republic 6.875% 4/12/21 (d)		1,245,000	1,282,350
Ghana Republic 8.5% 10/4/17 (d)		1,375,000	1,550,313
Hungarian Republic:
6.25% 1/29/20		2,250,000	2,317,500
6.375% 3/29/21		2,933,000	3,028,323
7.625% 3/29/41		1,488,000	1,564,260
Indonesian Republic:
4.875% 5/5/21 (d)		945,000	1,011,150
5.875% 3/13/20 (d)		1,560,000	1,797,900
6.625% 2/17/37 (d)		1,100,000	1,320,000
6.875% 1/17/18 (d)		1,105,000	1,314,950
7.75% 1/17/38 (d)		1,690,000	2,281,500
8.5% 10/12/35 (Reg. S)		1,360,000	1,951,600
11.625% 3/4/19 (d)		1,720,000	2,584,300
Islamic Republic of Pakistan 7.125% 3/31/16 (d)		3,610,000	3,113,625
Jordanian Kingdom 3.875% 11/12/15		1,020,000	969,000
Lebanese Republic:
4% 12/31/17		3,630,250	3,512,267
5.15% 11/12/18		550,000	540,925
Lithuanian Republic:
5.125% 9/14/17 (d)		430,000	446,125
6.125% 3/9/21 (d)		885,000	946,950
6.75% 1/15/15 (d)		1,215,000	1,336,500
7.375% 2/11/20 (d)		2,235,000	2,598,188
Peruvian Republic:
3% 3/7/27 (c)		435,000	378,450
5.625% 11/18/50		1,265,000	1,328,250
7.35% 7/21/25		1,550,000	2,015,000
8.75% 11/21/33		2,865,000	4,225,875
Philippine Republic:
5.5% 3/30/26		515,000	562,638
6.375% 1/15/32		515,000	606,413
6.375% 10/23/34		760,000	902,500
6.5% 1/20/20		805,000	965,034
7.5% 9/25/24		290,000	370,475
7.75% 1/14/31		390,000	522,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Philippine Republic: - continued
9.5% 2/2/30		$ 1,560,000	$ 2,402,400
9.875% 1/15/19		640,000	891,200
10.625% 3/16/25		1,145,000	1,822,039
Polish Government:
3.875% 7/16/15		840,000	873,600
5.125% 4/21/21		825,000	858,000
6.375% 7/15/19		1,450,000	1,667,500
Provincia de Cordoba 12.375% 8/17/17 (d)		1,260,000	1,251,810
Provincia de Neuquen Argentina 7.875% 4/26/21 (d)		520,000	520,000
Republic of Iceland 4.875% 6/16/16 (d)		570,000	561,450
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,900,000	4,336,500
Republic of Nigeria 6.75% 1/28/21 (d)		1,555,000	1,648,300
Republic of Senegal 8.75% 5/13/21 (d)		900,000	940,500
Republic of Serbia 6.75% 11/1/24 (d)		6,669,001	6,618,983
Russian Federation:
3.625% 4/29/15 (d)		1,100,000	1,134,430
7.5% 3/31/30 (Reg. S)		8,474,405	10,148,100
11% 7/24/18 (Reg. S)		385,000	549,588
12.75% 6/24/28 (Reg. S)		1,800,000	3,204,000
Turkish Republic:
5.625% 3/30/21		815,000	869,035
6% 1/14/41		350,000	349,125
6.75% 4/3/18		1,395,000	1,597,275
6.75% 5/30/40		805,000	884,534
6.875% 3/17/36		2,795,000	3,130,400
7% 9/26/16		1,360,000	1,557,200
7.25% 3/15/15		730,000	824,900
7.25% 3/5/38		1,400,000	1,635,200
7.375% 2/5/25		2,890,000	3,457,307
7.5% 7/14/17		1,285,000	1,516,300
7.5% 11/7/19		745,000	895,863
11.875% 1/15/30		960,000	1,641,600
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (d)		1,240,000	1,295,800
Ukraine Government:
6.25% 6/17/16 (d)		2,080,000	2,064,400
6.385% 6/26/12 (d)		1,535,000	1,555,723
6.75% 11/14/17 (d)		2,095,000	2,102,856
6.875% 9/23/15 (d)		1,080,000	1,107,000
7.65% 6/11/13 (d)		1,310,000	1,354,213
7.75% 9/23/20 (d)		1,430,000	1,476,475
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Ukraine Government: - continued
7.95% 2/23/21 (d)		$ 1,425,000	$ 1,474,875
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	581,788
United Mexican States:
5.125% 1/15/20		820,000	918,400
5.625% 1/15/17		490,000	562,275
5.75% 10/12/10		604,000	596,450
5.95% 3/19/19		300,000	354,750
6.05% 1/11/40		9,686,000	11,090,470
6.75% 9/27/34		720,000	896,400
7.5% 4/8/33		425,000	571,625
8.3% 8/15/31		420,000	605,850
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		1,970,000	2,620,100
8% 11/18/22		2,566,902	3,388,311
Venezuelan Republic:
6% 12/9/20		860,000	509,550
7% 3/31/38		815,000	456,400
7.75% 10/13/19 (Reg. S)		800,000	548,000
8.5% 10/8/14		735,000	659,663
9% 5/7/23 (Reg. S)		2,650,000	1,804,650
9.25% 9/15/27		1,910,000	1,337,000
9.25% 5/7/28 (Reg. S)		1,080,000	734,400
9.375% 1/13/34		1,035,000	706,388
10.75% 9/19/13		690,000	686,550
12.75% 8/23/22		3,605,000	3,145,363
13.625% 8/15/18		1,403,000	1,346,880
Vietnamese Socialist Republic:
1.274% 3/12/16 (k)		826,087	764,130
4% 3/12/28 (c)		3,195,000	2,619,900
6.75% 1/29/20 (d)		1,405,000	1,461,200
6.875% 1/15/16 (d)		2,105,000	2,247,088
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $211,907,076)			233,411,796
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $229,545)		242,000	256,394
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	$ 3,193,587
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	700	16,800
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,346,833
TOTAL CONVERTIBLE PREFERRED STOCKS		4,557,220
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
GMAC LLC 7.00% (d)	3,095	2,305,775
Real Estate Investment Trusts - 0.1%
Apartment Investment & Management Co. Series U, 7.75%	5,000	125,650
CBL & Associates Properties, Inc. 7.375%	7,720	181,497
Cedar Shopping Centers, Inc. 8.875%	5,000	115,350
Corporate Office Properties Trust Series H, 7.50%	5,000	125,450
Equity Lifestyle Properties, Inc. 8.034%	22,162	566,017
Essex Property Trust, Inc. Series H, 7.125%	9,354	235,440
Hersha Hospitality Trust Series B, 8.00%	10,300	231,132
LaSalle Hotel Properties Series H, 7.50%	10,000	240,300
PS Business Parks, Inc. 6.875%	10,000	255,000
Public Storage:
Series P, 6.50%	12,000	317,400
Series R, 6.35%	10,500	263,550
		2,656,786
TOTAL FINANCIALS		4,962,561
TOTAL PREFERRED STOCKS (Cost $10,484,952)		9,519,781
Floating Rate Loans - 0.5%
	Principal Amount (b)	Value
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1392% 12/27/14 (k)	$ 3,369,118	$ 3,057,475
Tranche C, term loan 2.1464% 12/27/15 (k)	2,116,232	1,920,481
		4,977,956
Automobiles - 0.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (k)	2,805,000	2,510,475
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (k)	2,129,300	1,948,310
Hotels, Restaurants & Leisure - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (k)	917,700	880,992
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	1,000,000
Las Vegas Sands LLC:
Tranche B, term loan 2.72% 11/23/16 (k)	2,429,914	2,244,633
Tranche I, term loan 2.72% 11/23/16 (k)	499,246	461,178
MGM Mirage, Inc. Tranche B, term loan 2/21/14 (k)	1,435,000	1,370,425
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (k)	1,295,000	1,256,150
		7,213,378
Leisure Equipment & Products - 0.0%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (k)	265,000	259,700
Tranche B 1LN, term loan 4.7665% 6/7/18 (k)	820,000	779,000
		1,038,700
Media - 0.1%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (k)	190,000	182,400
Clear Channel Capital I LLC Tranche B, term loan 3.8709% 1/29/16 (k)	5,481,432	4,138,481
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (k)	2,207,063	2,118,780
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,610,150
Univision Communications, Inc. term loan 4.4709% 3/31/17 (k)	3,361,098	2,890,544
		12,940,355
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (k)	2,075,000	1,929,750
Floating Rate Loans - continued
	Principal Amount (b)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (k)	$ 341,550	$ 315,934
TOTAL CONSUMER DISCRETIONARY		32,874,858
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (k)	1,411,463	1,319,717
U.S. Foodservice term loan 5.75% 3/31/17 (k)	1,745,625	1,658,344
		2,978,061
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (k)	2,065,634	1,983,009
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (k)	406,164	378,748
Real Estate Management & Development - 0.0%
CityCenter 8.75% 7/1/13 (k)	1,000,000	998,100
TOTAL FINANCIALS		1,376,848
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	2,655,000	2,455,875
Pharmaceuticals - 0.0%
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (k)	665,000	651,700
TOTAL HEALTH CARE		3,107,575
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (k)	2,795,000	2,599,350
US Airways Group, Inc. term loan 2.7208% 3/23/14 (k)	1,810,347	1,511,640
		4,110,990
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	545,000	485,050
Floating Rate Loans - continued
	Principal Amount (b)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (k)	$ 2,295,000	$ 2,200,331
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (k)	636,764	611,293
TOTAL INDUSTRIALS		7,407,664
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Avaya, Inc. Tranche B 3LN, term loan 4.8143% 10/26/17 (k)	1,964,862	1,719,254
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (k)	244,388	234,612
		1,953,866
IT Services - 0.0%
First Data Corp.:
term loan 4.2168% 3/24/18 (k)	4,169,306	3,460,524
Tranche B1, term loan 2.9668% 9/24/14 (k)	448,572	390,258
		3,850,782
TOTAL INFORMATION TECHNOLOGY		5,804,648
MATERIALS - 0.0%
Chemicals - 0.0%
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (k)	2,075,000	2,038,688
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (k)	2,065,000	2,023,700
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (k)	1,471,313	1,383,034
TOTAL MATERIALS		5,445,422
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (k)	1,630,000	1,334,563
Wireless Telecommunication Services - 0.1%
Asurion LLC:
term loan 9% 5/24/19 (k)	1,630,000	1,560,725
Floating Rate Loans - continued
	Principal Amount (b)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Asurion LLC: - continued
Tranche B, term loan 5.5% 5/24/18 (k)	$ 1,596,659	$ 1,496,868
Intelsat Jackson Holdings SA term loan 3.2461% 2/1/14 (k)	2,425,000	2,194,625
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (k)	3,254,798	2,994,414
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (k)	2,264,325	2,173,752
		10,420,384
TOTAL TELECOMMUNICATION SERVICES		11,754,947
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	374,063	359,100
TOTAL FLOATING RATE LOANS (Cost $75,516,451)		73,092,132
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	1,724,850	1,619,203
Goldman Sachs 1.25% 12/14/19 (k)	1,478,241	1,387,698
1.25% 12/14/19 (k)	114,036	107,051
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,837,259)		3,113,952
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,453,802)	2,243,000	2,523,893
Fixed-Income Funds - 24.1%
	Shares	Value
Fidelity Floating Rate Central Fund (l)	4,040,390	$ 389,816,805
Fidelity Mortgage Backed Securities Central Fund (l)	26,017,674	2,813,030,905
TOTAL FIXED-INCOME FUNDS (Cost $3,001,451,840)		3,202,847,710
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (e)(k)	1,312,000	1,119,469
TOTAL PREFERRED SECURITIES (Cost $637,030)		1,119,469
Cash Equivalents - 7.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $940,972,000)	$ 940,973,767	940,972,000
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $13,604,403,669)		14,440,494,781
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(1,131,828,494)
NET ASSETS - 100%		$ 13,308,666,287
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $480,000) (j)

	Sept. 2037	$ 2,394,690	$ (2,263,202)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,058,000) (j)	Sept. 2037	2,753,894	(2,602,682)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $651,000) (j)	Sept. 2037	1,676,283	(1,584,241)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $936,000) (j)	Sept. 2037	4,310,442	(4,073,762)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $347,750) (j)	Sept. 2037	1,556,549	(1,471,081)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (i)	August 2034	24,848	(13,794)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (i)

	Feb. 2034	$ 787	$ (742)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	24,273	(18,324)
TOTAL CREDIT DEFAULT SWAPS		$ 12,741,766	$ (12,027,828)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	1,769,220
		$ 212,741,766	$ (10,258,608)
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing - Security is in default.
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $945,972,940 or 7.1% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,320,913.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $774,414 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 616,780
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$940,972,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 224,089,286
HSBC Securities (USA), Inc.	335,541,489
ING Financial Markets LLC	3,857,049
Mizuho Securities USA, Inc.	377,484,176
$ 940,972,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 2,184,744
Fidelity Floating Rate Central Fund	17,915,798
Fidelity Mortgage Backed Securities Central Fund	69,652,250
Total	$ 89,752,792
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 176,393,059	$ -	$ 175,194,123*	$ -	0.0%
Fidelity Floating Rate Central Fund	392,753,749	17,915,799	25,008,160	389,816,805	14.3%
Fidelity Mortgage Backed Securities Central Fund	1,486,994,027	1,254,714,811	-	2,813,030,905	21.9%
Total	$ 2,056,140,835	$ 1,272,630,610	$ 200,202,283	$ 3,202,847,710
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,193,587	$ 3,193,587	$ -	$ -
Financials	4,979,361	2,656,786	2,322,575	-
Utilities	1,346,833	1,346,833	-	-
Corporate Bonds	3,054,263,103	-	3,053,043,348	1,219,755
U.S. Government and Government Agency Obligations	3,344,050,127	-	3,344,050,127	-
U.S. Government Agency - Mortgage Securities	2,218,652,712	-	2,218,652,712	-
Asset-Backed Securities	313,042,009	-	285,619,774	27,422,235
Collateralized Mortgage Obligations	191,580,631	-	189,706,216	1,874,415
Commercial Mortgage Securities	824,334,746	-	763,833,890	60,500,856
Municipal Securities	27,714,326	-	27,714,326	-
Foreign Government and Government Agency Obligations	233,411,796	-	233,033,346	378,450
Supranational Obligations	256,394	-	256,394	-
Floating Rate Loans	73,092,132	-	71,094,032	1,998,100
Sovereign Loan Participations	3,113,952	-	3,113,952	-
Bank Notes	2,523,893	-	2,523,893	-
Fixed-Income Funds	3,202,847,710	3,202,847,710	-	-
Preferred Securities	1,119,469	-	1,119,469	-
Cash Equivalents	940,972,000	-	940,972,000	-
Total Investments in Securities:	$ 14,440,494,781	$ 3,210,044,916	$ 11,137,056,054	$ 93,393,811
Derivative Instruments:
Assets
Swap Agreements	$ 1,769,220	$ -	$ 1,769,220	$ -
Liabilities
Swap Agreements	$ (12,027,828)	$ -	$ (11,994,969)	$ (32,859)
Total Derivative Instruments:	$ (10,258,608)	$ -	$ (10,225,749)	$ (32,859)
Other Financial Instruments:
Forward Commitments	$ 1,942,935	$ -	$ 1,942,935	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 101,440,167
Total Realized Gain (Loss)	5,843,549
Total Unrealized Gain (Loss)	15,875,504
Cost of Purchases	10,741,182
Proceeds of Sales	(23,568,281)
Amortization/Accretion	3,015,679
Transfers in to Level 3	26,747,247
Transfers out of Level 3	(46,701,236)
Ending Balance	$ 93,393,811
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 15,112,038
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (38,198)
Total Unrealized Gain (Loss)	5,339
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (32,859)
Realized gain (loss) on Swap Agreements for the period	$ 1,697
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ 5,339

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (12,027,828)
Interest Rate Risk
Swap Agreements (a)	1,769,220	-
Total Value of Derivatives	$ 1,769,220	$ (12,027,828)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $940,972,000) - See accompanying schedule: Unaffiliated issuers (cost $10,602,951,829)	$ 11,237,647,071
Fidelity Central Funds (cost $3,001,451,840)	3,202,847,710
Total Investments (cost $13,604,403,669)		$ 14,440,494,781
Commitment to sell securities on a delayed delivery basis	(815,689,377)
Receivable for securities sold on a delayed delivery basis	817,632,312	1,942,935
Receivable for investments sold, regular delivery		31,707,767
Cash		448,045
Receivable for swap agreements		1,795
Receivable for fund shares sold		16,429,334
Dividends receivable		36,812
Interest receivable		79,316,643
Distributions receivable from Fidelity Central Funds		8,885,302
Swap agreements, at value		1,769,220
Other receivables		50,064
Total assets		14,581,082,698

Liabilities
Payable for investments purchased Regular delivery	$ 87,193,179
Delayed delivery	1,151,453,549
Payable for swap agreements	168,416
Payable for fund shares redeemed	14,346,937
Distributions payable	1,584,073
Swap agreements, at value	12,027,828
Accrued management fee	3,551,757
Distribution and service plan fees payable	328,031
Other affiliated payables	1,704,863
Other payables and accrued expenses	57,778
Total liabilities		1,272,416,411

Net Assets		$ 13,308,666,287
Net Assets consist of:
Paid in capital		$ 12,485,578,226
Undistributed net investment income		76,238,459
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(81,628,048)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		828,477,650
Net Assets		$ 13,308,666,287

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,225,165,410 ÷ 110,999,655 shares)	$ 11.04

Maximum offering price per share (100/96.00 of $11.04)	$ 11.50
Class T: Net Asset Value and redemption price per share ($60,499,981 ÷ 5,487,333 shares)	$ 11.03

Maximum offering price per share (100/96.00 of $11.03)	$ 11.49
Class B: Net Asset Value and offering price per share ($9,224,948 ÷ 835,581 shares)A	$ 11.04

Class C: Net Asset Value and offering price per share ($63,866,634 ÷ 5,786,850 shares)A	$ 11.04

Total Bond: Net Asset Value, offering price and redemption price per share ($11,418,457,899 ÷ 1,034,671,416 shares)	$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($531,451,415 ÷ 48,219,447 shares)	$ 11.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2011

Investment Income
Dividends		$ 923,780
Interest		477,325,752
Income from Fidelity Central Funds		89,752,792
Total income		568,002,324

Expenses
Management fee	$ 41,287,595
Transfer agent fees	15,081,942
Distribution and service plan fees	3,612,185
Fund wide operations fee	4,507,655
Independent trustees' compensation	47,717
Miscellaneous	43,649
Total expenses before reductions	64,580,743
Expense reductions	(2,508)	64,578,235
Net investment income (loss)		503,424,089
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	257,125,433
Fidelity Central Funds	23,270,782
Foreign currency transactions	(2,232)
Swap agreements	(943,507)
Total net realized gain (loss)		279,450,476
Change in net unrealized appreciation (depreciation) on: Investment securities	(52,639,413)
Assets and liabilities in foreign currencies	160
Swap agreements	1,482,322
Delayed delivery commitments	2,063,473
Total change in net unrealized appreciation (depreciation)		(49,093,458)
Net gain (loss)		230,357,018
Net increase (decrease) in net assets resulting from operations		$ 733,781,107

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 503,424,089	$ 543,147,424
Net realized gain (loss)	279,450,476	409,784,472
Change in net unrealized appreciation (depreciation)	(49,093,458)	507,776,768
Net increase (decrease) in net assets resulting from operations	733,781,107	1,460,708,664
Distributions to shareholders from net investment income	(485,397,438)	(513,099,556)
Distributions to shareholders from net realized gain	(244,516,243)	(40,443,047)
Total distributions	(729,913,681)	(553,542,603)
Share transactions - net increase (decrease)	417,450,284	9,934,978
Total increase (decrease) in net assets	421,317,710	917,101,039

Net Assets
Beginning of period	12,887,348,577	11,970,247,538
End of period (including undistributed net investment income of $76,238,459 and undistributed net investment income of $75,166,700, respectively)	$ 13,308,666,287	$ 12,887,348,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss) C	.381	.428	.494	.488	.508
Net realized and unrealized gain (loss)	.187	.778	.231	(.189)	(.141)
Total from investment operations	.568	1.206	.725	.299	.367
Distributions from net investment income	(.367)	(.402)	(.447)	(.474)	(.470)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.578)	(.436)	(.515)	(.499)	(.487)
Net asset value, end of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total Return A,B	5.35%	11.97%	7.79%	2.93%	3.57%
Ratios to Average Net Assets E
Expenses before reductions	.83%	.82%	.80%	.80%	.77%
Expenses net of fee waivers, if any	.83%	.82%	.80%	.80%	.77%
Expenses net of all reductions	.83%	.82%	.80%	.80%	.77%
Net investment income (loss)	3.50%	4.00%	5.17%	4.77%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,225,165	$ 805,816	$ 107,998	$ 80,755	$ 48,076
Portfolio turnover rate D	168% F	130%	104% F	122%	116% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38
Income from Investment Operations
Net investment income (loss) C	.386	.426	.488	.489	.508
Net realized and unrealized gain (loss)	.186	.778	.233	(.191)	(.143)
Total from investment operations	.572	1.204	.721	.298	.365
Distributions from net investment income	(.371)	(.400)	(.443)	(.473)	(.468)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.582)	(.434)	(.511)	(.498)	(.485)
Net asset value, end of period	$ 11.03	$ 11.04	$ 10.27	$ 10.06	$ 10.26
Total Return A,B	5.39%	11.97%	7.74%	2.92%	3.55%
Ratios to Average Net Assets E
Expenses before reductions	.80%	.82%	.85%	.81%	.78%
Expenses net of fee waivers, if any	.80%	.82%	.85%	.81%	.78%
Expenses net of all reductions	.80%	.82%	.85%	.80%	.78%
Net investment income (loss)	3.54%	4.01%	5.12%	4.76%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,500	$ 71,349	$ 48,090	$ 38,574	$ 42,191
Portfolio turnover rate D	168% F	130%	104% F	122%	116% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss) C	.307	.351	.423	.413	.432
Net realized and unrealized gain (loss)	.177	.787	.233	(.190)	(.145)
Total from investment operations	.484	1.138	.656	.223	.287
Distributions from net investment income	(.293)	(.324)	(.378)	(.398)	(.390)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.504)	(.358)	(.446)	(.423)	(.407)
Net asset value, end of period	$ 11.04	$ 11.06	$ 10.28	$ 10.07	$ 10.27
Total Return A,B	4.54%	11.26%	7.01%	2.17%	2.77%
Ratios to Average Net Assets E
Expenses before reductions	1.52%	1.53%	1.53%	1.54%	1.53%
Expenses net of fee waivers, if any	1.52%	1.53%	1.53%	1.54%	1.53%
Expenses net of all reductions	1.52%	1.53%	1.53%	1.54%	1.53%
Net investment income (loss)	2.82%	3.29%	4.44%	4.03%	4.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,225	$ 13,017	$ 9,054	$ 9,645	$ 6,054
Portfolio turnover rate D	168% F	130%	104% F	122%	116% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss) C	.308	.354	.425	.413	.429
Net realized and unrealized gain (loss)	.187	.778	.232	(.189)	(.145)
Total from investment operations	.495	1.132	.657	.224	.284
Distributions from net investment income	(.294)	(.328)	(.379)	(.399)	(.387)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.505)	(.362)	(.447)	(.424)	(.404)
Net asset value, end of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total Return A,B	4.65%	11.20%	7.02%	2.18%	2.75%
Ratios to Average Net Assets E
Expenses before reductions	1.51%	1.50%	1.52%	1.53%	1.55%
Expenses net of fee waivers, if any	1.51%	1.50%	1.52%	1.53%	1.55%
Expenses net of all reductions	1.51%	1.50%	1.52%	1.53%	1.55%
Net investment income (loss)	2.83%	3.32%	4.45%	4.03%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,867	$ 91,439	$ 55,958	$ 28,786	$ 18,890
Portfolio turnover rate D	168% F	130%	104% F	122%	116% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss) B	.423	.466	.527	.524	.543
Net realized and unrealized gain (loss)	.187	.778	.232	(.189)	(.143)
Total from investment operations	.610	1.244	.759	.335	.400
Distributions from net investment income	(.409)	(.440)	(.481)	(.510)	(.503)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.620)	(.474)	(.549)	(.535)	(.520)
Net asset value, end of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total Return A	5.76%	12.37%	8.17%	3.29%	3.89%
Ratios to Average Net Assets D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.89%	4.37%	5.52%	5.12%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,418,458	$ 11,342,385	$ 10,863,828	$ 9,976,432	$ 6,450,177
Portfolio turnover rate C	168% E	130%	104% E	122%	116% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38
Income from Investment Operations
Net investment income (loss) B	.413	.458	.518	.516	.527
Net realized and unrealized gain (loss)	.178	.788	.224	(.186)	(.134)
Total from investment operations	.591	1.246	.742	.330	.393
Distributions from net investment income	(.400)	(.432)	(.474)	(.505)	(.496)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.611)	(.466)	(.542)	(.530)	(.513)
Net asset value, end of period	$ 11.02	$ 11.04	$ 10.26	$ 10.06	$ 10.26
Total Return A	5.58%	12.41%	7.99%	3.24%	3.83%
Ratios to Average Net Assets D
Expenses before reductions	.54%	.52%	.53%	.51%	.50%
Expenses net of fee waivers, if any	.54%	.52%	.53%	.51%	.50%
Expenses net of all reductions	.54%	.52%	.53%	.51%	.49%
Net investment income (loss)	3.80%	4.30%	5.45%	5.06%	5.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 531,451	$ 509,388	$ 884,991	$ 947,791	$ 348,636
Portfolio turnover rate C	168% E	130%	104% E	122%	116% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. The Fund offered Class F shares during the period June 26, 2009 through September 30, 2010, and all outstanding shares were redeemed by September 30, 2010. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligation, sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swap agreements, foreign currency transactions, defaulted bonds, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 723,188,054
Gross unrealized depreciation	(89,133,217)
Net unrealized appreciation (depreciation) on securities and other investments	$ 634,054,837

Tax Cost	$ 13,806,439,944

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 80,618,051
Undistributed long-term capital gain	$ 116,618,775
Net unrealized appreciation (depreciation)	$ 625,918,892

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 677,298,053	$ 553,542,603
Long-term Capital Gains	52,615,628	-
Total	$ 729,913,681	$ 553,542,603

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (2,782,934)	$ 2,500,802
Interest Rate Risk
Swap Agreements	1,839,427	(1,018,480)
Totals (a)	$ (943,507)	$ 1,482,322

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $12,741,766 representing .10% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $3,190,824,108 and $2,277,800,474, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,645,446	$ 5,924
Class T	-%	.25%	131,619	-
Class B	.65%	.25%	97,724	70,655
Class C	.75%	.25%	737,396	151,236
			$ 3,612,185	$ 227,815

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34,757
Class T	6,074
Class B*	19,720
Class C*	14,647
$ 75,198

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,477,282.23
Class T	105,204.20
Class B	29,262.27
Class C	115,277.16
Total Bond	11,384,579.10
Institutional Class	970,338.19
	$ 15,081,942

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Exchange In-Kind. During the period, the Fund redeemed in-kind 1,615,765 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $175,194,123 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $23,164,788 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $43,649 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less

Annual Report

Notes to Financial Statements - continued

9. Security Lending - continued

rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $191,242.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $59 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,449.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011 A	2010 A
From net investment income
Class A	$ 35,129,345	$ 12,047,548
Class T	1,855,789	2,077,349
Class B	296,985	318,564
Class C	2,026,950	2,301,111
Total Bond	427,026,328	466,064,893
Class F	129,141	3,199,988
Institutional Class	18,932,900	27,090,103
Total	$ 485,397,438	$ 513,099,556
From net realized gain
Class A	$ 17,070,006	$ 414,764
Class T	1,197,314	166,992
Class B	247,157	32,729
Class C	1,677,741	224,151
Total Bond	214,891,467	37,012,590
Class F	-	328,077
Institutional Class	9,432,558	2,263,744
Total	$ 244,516,243	$ 40,443,047

A All Class F shares were redeemed on September 30, 2010.

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011A	2010A	2011A	2010A
Class A
Shares sold	70,407,747	81,938,740	$ 764,123,344	$ 881,456,370
Reinvestment of distributions	4,687,391	1,085,950	50,970,385	11,735,735
Shares redeemed	(36,997,892)	(20,631,216)	(404,102,564)	(224,850,719)
Net increase (decrease)	38,097,246	62,393,474	$ 410,991,165	$ 668,341,386
Class T
Shares sold	5,910,533	5,482,327	$ 64,536,331	$ 59,090,633
Reinvestment of distributions	246,104	193,214	2,672,918	2,057,888
Shares redeemed	(7,131,049)	(3,897,766)	(77,181,315)	(41,737,610)
Net increase (decrease)	(974,412)	1,777,775	$ (9,972,066)	$ 19,410,911
Class B
Shares sold	164,162	634,184	$ 1,801,729	$ 6,787,446
Reinvestment of distributions	41,104	24,969	447,251	266,359
Shares redeemed	(547,045)	(362,539)	(5,927,269)	(3,860,818)
Net increase (decrease)	(341,779)	296,614	$ (3,678,289)	$ 3,192,987
Class C
Shares sold	2,834,490	5,045,673	$ 30,988,336	$ 53,748,889
Reinvestment of distributions	299,725	208,443	3,259,076	2,222,830
Shares redeemed	(5,620,712)	(2,426,055)	(60,917,944)	(25,927,799)
Net increase (decrease)	(2,486,497)	2,828,061	$ (26,670,532)	$ 30,043,920
Total Bond
Shares sold	384,874,413	422,908,452	$ 4,191,107,190	$ 4,503,077,533
Reinvestment of distributions	56,207,634	45,440,114	611,374,414	483,982,145
Shares redeemed	(432,717,356)	(499,273,762)	(4,723,560,620)	(5,322,918,715)
Net increase (decrease)	8,364,691	(30,925,196)	$ 78,920,984	$ (335,859,037)
Class F
Shares sold	320,292	22,658,279	$ 3,532,515	$ 240,489,270
Reinvestment of distributions	11,655	330,686	129,141	3,528,064
Shares redeemed	(5,214,738)	(18,138,196)	(57,498,547)	(194,727,472)
Net increase (decrease)	(4,882,791)	4,850,769	$ (53,836,891)	$ 49,289,862
Institutional Class
Shares sold	9,397,783	7,672,038	$ 102,168,317	$ 81,533,429
Reinvestment of distributions	2,572,592	2,731,098	27,946,248	29,005,332
Shares redeemed	(9,899,063)	(50,480,446)	(108,418,652)	(535,023,812)
Net increase (decrease)	2,071,312	(40,077,310)	$ 21,695,913	$ (424,485,051)

A All Class F shares were redeemed on September 30, 2010.

Annual Report

Notes to Financial Statements - continued

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Total Bond Fund voted to pay on October 17, 2011, to shareholders of record at the opening of business on October 14, 2011, a distribution of $0.136 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2011 $169,234,402, or, if subsequently determined to be different, the net capital gain of such year.

A total of 14.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $303,883,988 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

TBD-UANN-1011
1.789712.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Total Bond Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 4.00% sales charge) B	1.14%	5.41%	5.23%
Class T (incl. 4.00% sales charge) C	1.18%	5.40%	5.19%
Class B (incl. contingent deferred sales charge) D	-0.45%	5.18%	5.10%
Class C (incl. contingent deferred sales charge) E	3.65%	5.51%	5.07%

A From October 15, 2002.

B As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns between June 16, 2004 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to June 16, 2004 are those of Fidelity® Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

C Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

D Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class B shares' contingent deferred sales charges included in past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Total Bond Fund - Class A on October 15, 2002, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period. The initial offering of Class A took place on June 16, 2004. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity Advisor® Total Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 5.35%, 5.39%, 4.54% and 4.65%, respectively (excluding sales charges), versus 4.62% for the Barclays Capital® U.S. Aggregate Bond Index and 4.81% for the Barclays Capital U.S. Universal Bond Index. As I review performance, I'll address the aggregate of my direct investments and those I made in Fidelity's fixed-income central funds. Versus the Aggregate Bond index, sector allocation and security selection within the investment-grade portion of the fund provided the biggest boost. Specifically, an out-of-index stake in Treasury Inflation-Protected Securities (TIPS) contributed, as did a significant overweighting in commercial mortgage-backed securities (CMBS). Good picks among residential mortgage-backed securities worked to our advantage, making up for the unhelpful decision to underweight agency MBS. Out-of-index holdings in collateralized mortgage obligations (CMOs) contributed as well, along with allocations to high-yield corporate and emerging-markets bonds. However, the fund's positioning among high-grade corporates showed mixed results. An emphasis on financials detracted, although we had good security selection there and also benefited from overweighting utilities.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.82%
Actual		$ 1,000.00	$ 1,040.90	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Class T	.77%
Actual		$ 1,000.00	$ 1,041.10	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class B	1.50%
Actual		$ 1,000.00	$ 1,037.30	$ 7.70
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class C	1.49%
Actual		$ 1,000.00	$ 1,037.40	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Total Bond	.45%
Actual		$ 1,000.00	$ 1,042.80	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,041.50	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations 68.0%	U.S. Government and U.S. Government Agency Obligations 60.6%
AAA 6.8%	AAA 7.4%
AA 2.6%	AA 3.0%
A 6.6%	A 6.7%
BBB 11.3%	BBB 11.2%
BB and Below 10.0%	BB and Below 11.5%
Not Rated 0.9%	Not Rated 0.8%
Equities 0.1%	Equities 0.2%
Short-Term Investments and Net Other Assets † (6.3)%	Short-Term Investments and Net Other Assets † (1.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	6.2	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	4.3	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011 *	As of February 28, 2011 **
Corporate Bonds 23.1%	Corporate Bonds 24.6%
U.S. Government and U.S. Government Agency Obligations 68.0%	U.S. Government and U.S. Government Agency Obligations 60.6%
Asset-Backed Securities 2.4%	Asset-Backed Securities 2.5%
CMOs and Other Mortgage Related Securities 7.6%	CMOs and Other Mortgage Related Securities 8.3%
Municipal Bonds 0.2%	Municipal Bonds 0.3%
Stocks 0.1%	Stocks 0.2%
Other Investments 4.9%	Other Investments 4.9%
Short-Term Investments and Net Other Assets † (6.3)%	Short-Term Investments and Net Other Assets † (1.4)%

* Foreign investments	5.3%	** Foreign investments	6.2%
* Futures and Swaps	1.1%	** Futures and Swaps	1.4%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 23.0%
		Principal Amount (b)	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		$ 270,000	$ 270,000
Inland Real Estate Corp. 4.625% 11/15/26		233,000	232,720
			502,720
Nonconvertible Bonds - 23.0%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11		6,978,000	6,979,968
Dana Holding Corp.:
6.5% 2/15/19		575,000	557,750
6.75% 2/15/21		1,370,000	1,328,900
Delphi Corp.:
5.875% 5/15/19 (d)		990,000	960,300
6.125% 5/15/21 (d)		920,000	892,400
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,520,050
7.75% 8/15/18		1,400,000	1,400,000
			13,639,368
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (d)		575,000	583,625
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (d)		2,160,000	1,863,000
8.25% 6/15/21 (d)		1,070,000	912,175
Ford Motor Co. 7.45% 7/16/31		2,715,000	2,969,637
			6,328,437
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19		1,255,000	1,220,488
6.5% 5/20/21		790,000	774,200
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		1,405,000	1,260,988
			3,255,676
Diversified Consumer Services - 0.0%
Visant Corp. 10% 10/1/17		1,320,000	1,280,400
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.2%
Ameristar Casinos, Inc. 7.5% 4/15/21 (d)		$ 1,620,000	$ 1,603,800
Chukchansi Economic Development Authority 8% 11/15/13 (d)		765,000	558,450
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (d)		2,590,000	2,564,100
11.5% 1/15/17 pay-in-kind (d)(k)		622,794	596,879
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (d)		2,675,000	2,507,813
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,708,575
Host Marriott LP 6.375% 3/15/15		250,000	252,500
ITT Corp. 7.375% 11/15/15		250,000	276,250
MGM Mirage, Inc.:
6.625% 7/15/15		2,315,000	2,118,225
7.5% 6/1/16		2,160,000	1,965,600
7.625% 1/15/17		3,420,000	3,112,200
11.375% 3/1/18		1,490,000	1,571,950
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (d)(k)		1,595,000	1,339,800
NCL Corp. Ltd. 9.5% 11/15/18 (d)		1,125,000	1,164,375
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	479,508
yankee:
7.25% 6/15/16		3,985,000	4,064,700
7.5% 10/15/27		3,070,000	2,885,800
Times Square Hotel Trust 8.528% 8/1/26 (d)		630,955	706,930
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		784,000	864,360
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		970,000	1,050,025
			31,391,840
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	355,833
5.875% 1/15/36		14,352,000	14,650,766
6.375% 6/15/14		3,374,000	3,765,472
KB Home 7.25% 6/15/18		1,430,000	1,201,200
Lennar Corp. 6.95% 6/1/18		1,955,000	1,779,050
Reliance Intermediate Holdings LP 9.5% 12/15/19 (d)		2,125,000	2,252,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 5,510,000	$ 4,821,250
10.75% 9/15/16		2,370,000	2,346,300
			31,172,371
Media - 1.7%
Allbritton Communications Co. 8% 5/15/18		2,630,000	2,603,700
AMC Networks, Inc. 7.75% 7/15/21 (d)		1,045,000	1,092,025
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	613,059
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,483,200
8.625% 9/15/17		1,505,000	1,591,538
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (d)(k)		2,835,000	2,835,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)		8,280,000	8,611,200
Checkout Holding Corp. 0% 11/15/15 (d)		800,000	472,000
Citadel Broadcasting Corp. 7.75% 12/15/18 (d)		2,275,000	2,451,313
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,632,778
5.15% 3/1/20		435,000	495,313
5.7% 5/15/18		14,629,000	16,943,483
6.4% 3/1/40		4,490,000	5,085,688
6.45% 3/15/37		2,196,000	2,433,486
6.55% 7/1/39		9,000,000	10,260,063
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,739,920
CSC Holdings LLC 8.625% 2/15/19		565,000	622,913
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,614,556
6.35% 6/1/40		6,392,000	7,196,516
Globo Comunicacoes e Participacoes SA 6.25% (c)(d)(e)		2,935,000	3,067,075
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (d)		920,000	736,000
Insight Communications, Inc. 9.375% 7/15/18 (d)		2,030,000	2,314,200
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (d)		660,000	646,800
NBCUniversal Media LLC:
3.65% 4/30/15		3,514,000	3,727,936
5.15% 4/30/20		11,614,000	12,863,573
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC: - continued
6.4% 4/30/40		$ 18,278,000	$ 20,649,662
News America Holdings, Inc. 7.75% 12/1/45		170,000	200,205
News America, Inc.:
6.15% 3/1/37		2,970,000	3,101,366
6.15% 2/15/41		12,939,000	13,489,774
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17		1,693,000	1,693,000
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		2,770,000	2,880,800
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (d)		2,915,000	2,885,850
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	3,991,680
7.75% 3/15/16		2,485,000	2,460,150
Time Warner Cable, Inc.:
5.4% 7/2/12		3,048,000	3,157,164
5.85% 5/1/17		7,607,000	8,571,918
6.2% 7/1/13		2,898,000	3,151,734
6.75% 7/1/18		13,763,000	16,193,670
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,239,556
5.875% 11/15/16		368,000	428,377
6.2% 3/15/40		10,492,000	11,250,162
6.5% 11/15/36		9,243,000	10,310,945
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		850,000	843,625
Univision Communications, Inc. 6.875% 5/15/19 (d)		1,300,000	1,202,500
Viacom, Inc.:
3.5% 4/1/17		7,993,000	8,264,538
6.75% 10/5/37		1,460,000	1,700,991
			222,801,002
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		2,375,000	1,965,313
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		1,105,000	1,143,675
Burlington Coat Factory Warehouse Corp. 10% 2/15/19 (d)		2,564,000	2,390,930
J. Crew Group, Inc. 8.125% 3/1/19		2,249,000	1,956,630
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		2,260,000	2,316,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc. 7.375% 10/1/12		$ 554,000	$ 590,218
Toys 'R' Us, Inc. 7.375% 9/1/16 (d)		1,200,000	1,164,000
			9,561,953
TOTAL CONSUMER DISCRETIONARY			321,396,360
CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13		8,433,000	8,660,387
5.375% 11/15/14		1,207,000	1,363,335
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	231,750
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,100,343
FBG Finance Ltd. 5.125% 6/15/15 (d)		3,662,000	4,052,626
			15,408,441
Food & Staples Retailing - 0.1%
Albertsons, Inc.:
7.45% 8/1/29		155,000	122,450
8% 5/1/31		765,000	631,125
BFF International Ltd. 7.25% 1/28/20 (d)		800,000	862,000
CVS Caremark Corp. 4.125% 5/15/21		4,050,000	4,101,192
Rite Aid Corp.:
9.375% 12/15/15		795,000	719,475
9.5% 6/15/17		1,590,000	1,391,250
SUPERVALU, Inc. 8% 5/1/16		865,000	865,000
Tops Markets LLC 10.125% 10/15/15		1,360,000	1,377,000
US Foodservice, Inc. 8.5% 6/30/19 (d)		480,000	453,600
			10,523,092
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (d)		9,457,000	11,245,413
Gruma SAB de CV 7.75% (Reg. S)		985,000	980,075
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,061,401
5.625% 11/1/11		588,000	592,200
6.125% 2/1/18		10,623,000	12,559,722
6.5% 8/11/17		10,238,000	12,365,303
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.75% 2/19/14		$ 540,000	$ 610,352
MHP SA 10.25% 4/29/15 (d)		510,000	512,550
			50,927,016
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18		2,065,000	2,147,600
Tobacco - 0.5%
Altria Group, Inc.:
8.5% 11/10/13		326,000	373,920
9.7% 11/10/18		23,631,000	31,203,838
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,953,424
5.65% 5/16/18		7,161,000	8,438,852
Reynolds American, Inc.:
6.75% 6/15/17		3,719,000	4,378,542
7.25% 6/15/37		5,056,000	5,632,293
			59,980,869
TOTAL CONSUMER STAPLES			138,987,018
ENERGY - 3.3%
Energy Equipment & Services - 0.3%
Calfrac Holdings LP 7.5% 12/1/20 (d)		1,570,000	1,522,900
DCP Midstream LLC 5.35% 3/15/20 (d)		8,816,000	9,711,291
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,372,472
6.5% 4/1/20		738,000	837,136
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)		3,230,000	3,068,500
Exterran Holdings, Inc. 7.25% 12/1/18 (d)		2,250,000	2,160,000
Forbes Energy Services Ltd. 9% 6/15/19 (d)		1,080,000	1,015,200
Hornbeck Offshore Services, Inc. 8% 9/1/17		1,450,000	1,435,500
Noble Holding International Ltd. 3.45% 8/1/15		632,000	669,750
Oil States International, Inc. 6.5% 6/1/19 (d)		710,000	708,225
Precision Drilling Corp.:
6.5% 12/15/21 (d)		170,000	171,700
6.625% 11/15/20		1,890,000	1,899,450
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13		$ 2,173,000	$ 2,310,583
5.15% 3/15/13		2,840,000	2,990,937
			39,873,644
Oil, Gas & Consumable Fuels - 3.0%
Afren PLC 11.5% 2/1/16 (d)		795,000	826,800
Alpha Natural Resources, Inc.:
6% 6/1/19		1,225,000	1,218,875
6.25% 6/1/21		835,000	826,650
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	544,873
6.375% 9/15/17		19,790,000	22,837,799
Antero Resources Finance Corp.:
7.25% 8/1/19 (d)		1,580,000	1,504,950
9.375% 12/1/17		2,915,000	3,089,900
BW Group Ltd. 6.625% 6/28/17 (d)		3,688,000	3,452,886
Canadian Natural Resources Ltd.:
5.15% 2/1/13		5,610,000	5,916,216
5.7% 5/15/17		16,295,000	19,029,676
Chesapeake Energy Corp. 6.875% 11/15/20		635,000	669,925
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,992,090
5.75% 2/1/19		2,930,000	3,489,952
CONSOL Energy, Inc.:
8% 4/1/17		2,320,000	2,447,600
8.25% 4/1/20		650,000	692,250
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (d)		800,000	764,000
Denbury Resources, Inc. 6.375% 8/15/21		1,710,000	1,662,975
Drummond Co., Inc.:
7.375% 2/15/16		6,015,000	6,075,150
9% 10/15/14 (d)		3,045,000	3,143,963
DTEK Finance BV 9.5% 4/28/15 (d)		600,000	610,500
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,064,026
Duke Energy Field Services:
5.375% 10/15/15 (d)		1,524,000	1,721,619
6.45% 11/3/36 (d)		1,801,000	2,033,803
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,347,769
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Holdings Finance Corp. 5.8% 5/1/14		$ 3,602,000	$ 3,974,094
Energy Transfer Equity LP 7.5% 10/15/20		2,155,000	2,208,875
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	530,172
5.65% 4/1/13		697,000	739,976
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19 (d)		1,650,000	1,617,000
Frontier Oil Corp.:
6.875% 11/15/18		485,000	499,550
8.5% 9/15/16		1,950,000	2,057,250
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)		4,818,000	4,964,226
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)		221,000	263,393
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (d)		850,000	884,000
7% 5/5/20 (d)		1,635,000	1,757,625
8.375% 7/2/13 (d)		1,420,000	1,528,346
9.125% 7/2/18 (d)		1,855,000	2,230,638
11.75% 1/23/15 (d)		1,860,000	2,241,300
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (d)		1,790,000	1,709,450
7.75% 2/1/21 (d)		1,950,000	1,940,250
8.625% 4/15/20		2,685,000	2,872,950
Marathon Petroleum Corp. 5.125% 3/1/21 (d)		6,178,000	6,588,429
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)		10,834,000	11,653,256
Motiva Enterprises LLC:
5.75% 1/15/20 (d)		4,187,000	4,862,422
6.85% 1/15/40 (d)		5,937,000	7,564,914
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,450,000	1,547,875
Nakilat, Inc. 6.067% 12/31/33 (d)		1,975,000	2,133,000
Nexen, Inc.:
5.2% 3/10/15		1,133,000	1,238,570
5.875% 3/10/35		240,000	226,592
6.2% 7/30/19		603,000	697,110
6.4% 5/15/37		13,102,000	13,443,622
NGPL PipeCo LLC 6.514% 12/15/12 (d)		10,209,000	10,562,446
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (d)		555,000	555,000
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	353,750
8.125% 3/30/18		2,530,000	2,150,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pacific Rubiales Energy Corp. 8.75% 11/10/16		$ 1,093,000	$ 1,218,695
Pan American Energy LLC 7.875% 5/7/21 (d)		4,370,000	4,522,950
Pemex Project Funding Master Trust:
5.75% 3/1/18		645,000	715,950
6.625% 6/15/35		945,000	1,044,225
Petro-Canada:
6.05% 5/15/18		3,850,000	4,459,309
6.8% 5/15/38		8,950,000	10,476,297
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,447,962
5.75% 1/20/20		18,708,000	20,296,085
6.875% 1/20/40		470,000	531,100
7.875% 3/15/19		10,517,000	12,793,931
8.375% 12/10/18		470,000	583,014
Petrohawk Energy Corp.:
6.25% 6/1/19 (d)		1,290,000	1,489,950
7.25% 8/15/18		1,330,000	1,556,100
Petroleos de Venezuela SA 144A:
4.9% 10/28/14		2,475,000	1,825,313
5.25% 4/12/17		1,385,000	834,463
5.375% 4/12/27		5,310,000	2,588,625
5.5% 4/12/37		2,670,000	1,241,550
8% 11/17/13		380,000	342,000
8.5% 11/2/17 (d)		4,555,000	3,256,825
12.75% 2/17/22 (d)		3,580,000	2,912,330
Petroleos Mexicanos:
5.5% 1/21/21		500,000	543,750
5.5% 1/21/21 (d)		11,569,000	12,581,288
6% 3/5/20		1,108,000	1,249,270
6.5% 6/2/41 (d)		350,000	375,884
6.625% (d)(e)		2,025,000	2,030,063
8% 5/3/19		420,000	531,300
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		522,500	522,500
Pioneer Natural Resources Co. 6.65% 3/15/17		4,605,000	4,996,425
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,869,000	6,212,307
4.25% 9/1/12		485,000	500,276
5% 2/1/21		3,410,000	3,623,797
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
6.125% 1/15/17		$ 6,185,000	$ 7,086,754
PT Adaro Indonesia 7.625% 10/22/19 (d)		925,000	1,008,250
PT Pertamina Persero:
5.25% 5/23/21 (d)		815,000	845,563
6.5% 5/27/41 (d)		595,000	627,725
Quicksilver Resources, Inc.:
7.125% 4/1/16		4,415,000	4,105,950
11.75% 1/1/16		2,255,000	2,508,688
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)		2,235,000	2,447,325
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)		4,773,000	4,940,055
5.5% 9/30/14 (d)		6,670,000	7,353,675
5.832% 9/30/16 (d)		1,407,838	1,541,582
6.332% 9/30/27 (d)		1,840,000	2,056,108
6.75% 9/30/19 (d)		4,366,000	5,239,200
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)		3,392,000	3,628,999
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,003,050
Southeast Supply Header LLC 4.85% 8/15/14 (d)		367,000	394,186
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	344,357
Spectra Energy Partners, LP:
2.95% 6/15/16		2,061,000	2,119,697
4.6% 6/15/21		2,694,000	2,782,541
Suncor Energy, Inc. 6.1% 6/1/18		11,154,000	12,926,605
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (d)		685,000	678,150
7.875% 10/15/18		2,205,000	2,160,900
Venoco, Inc. 8.875% 2/15/19		1,745,000	1,561,775
Western Gas Partners LP 5.375% 6/1/21		11,663,000	12,281,022
XTO Energy, Inc.:
4.9% 2/1/14		267,000	293,509
5% 1/31/15		1,749,000	1,987,369
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16		$ 1,200,000	$ 1,423,384
YPF SA 10% 11/2/28		445,000	507,300
			392,718,081
TOTAL ENERGY			432,591,725
FINANCIALS - 9.7%
Capital Markets - 1.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15		1,685,000	1,830,572
BlackRock, Inc. 4.25% 5/24/21		5,000,000	5,085,045
Equinox Holdings, Inc. 9.5% 2/1/16 (d)		2,020,000	2,136,150
Goldman Sachs Group, Inc.:
3.7% 8/1/15		10,365,000	10,471,449
5.25% 7/27/21		27,721,000	28,069,425
5.625% 1/15/17		3,200,000	3,313,139
5.95% 1/18/18		4,975,000	5,289,261
6.75% 10/1/37		9,643,000	9,129,549
Janus Capital Group, Inc. 5.875% 9/15/11 (c)		3,067,000	3,069,319
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,783,309
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,355,327
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,416,317
7.125% 5/15/15		1,717,000	1,936,005
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		13,533,000	13,883,518
6.4% 8/28/17		7,843,000	8,031,663
Morgan Stanley:
4% 7/24/15		9,153,000	9,105,185
4.75% 4/1/14		5,820,000	5,900,712
5.5% 7/28/21		10,909,000	10,878,706
5.625% 9/23/19		12,714,000	12,909,923
5.95% 12/28/17		5,186,000	5,359,866
6% 5/13/14		14,113,000	14,815,362
6% 4/28/15		1,414,000	1,479,342
6.625% 4/1/18		16,118,000	17,255,850
Northern Trust Corp. 3.375% 8/23/21		2,714,000	2,709,185
			203,214,179
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 1.8%
African Export-Import Bank 8.75% 11/13/14		$ 815,000	$ 902,613
Akbank T.A.S. 5.125% 7/22/15 (d)		1,265,000	1,246,025
Banco Bradesco SA 5.9% 1/16/21 (d)		620,000	631,625
Banco de Credito del Peru 4.75% 3/16/16 (d)		895,000	886,050
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (d)		520,000	557,700
6.5% 6/10/19 (d)		325,000	371,313
Banco Votorantim SA 5.25% 2/11/16 (d)		1,035,000	1,050,525
Bank of America NA:
5.3% 3/15/17		6,339,000	6,200,803
6.1% 6/15/17		382,000	378,014
BB&T Capital Trust IV 6.82% 6/12/77 (k)		2,330,000	2,332,913
BBVA Paraguay SA 9.75% 2/11/16 (d)		1,145,000	1,213,700
CIT Group, Inc.:
7% 5/1/15		117	116
7% 5/4/15 (d)		3,689,000	3,633,665
7% 5/1/16		861	848
7% 5/2/16 (d)		2,651,000	2,597,980
7% 5/2/17 (d)		3,534,000	3,454,485
Credit Suisse New York Branch 6% 2/15/18		16,785,000	17,674,571
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (d)(k)		4,686,000	4,615,710
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (d)		895,000	921,850
Development Bank of Philippines:
5.5% 3/25/21		510,000	512,550
8.375% (e)(k)		1,655,000	1,837,050
Discover Bank 8.7% 11/18/19		12,480,000	14,692,192
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		870,000	848,250
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		4,935,000	4,910,325
Export-Import Bank of Korea:
5.25% 2/10/14 (d)		565,000	602,015
5.5% 10/17/12		2,813,000	2,925,526
Fifth Third Bancorp:
3.625% 1/25/16		5,953,000	6,032,223
4.5% 6/1/18		798,000	796,299
8.25% 3/1/38		4,667,000	5,276,254
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bank 4.75% 2/1/15		$ 1,329,000	$ 1,418,495
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)		8,522,000	7,904,155
HBOS PLC 6.75% 5/21/18 (d)		6,067,000	5,608,341
HSBK (Europe) BV:
7.25% 5/3/17 (d)		1,435,000	1,467,288
9.25% 10/16/13 (d)		1,170,000	1,254,825
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,261,573
Itau Unibanco Holding SA 6.2% 12/21/21 (d)		590,000	609,175
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,672,517
KeyBank NA:
5.45% 3/3/16		3,939,000	4,270,018
5.8% 7/1/14		9,490,000	10,365,813
6.95% 2/1/28		1,977,000	2,205,328
KeyCorp. 5.1% 3/24/21		5,572,000	5,700,423
Korea Development Bank 4% 9/9/16		525,000	540,855
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (k)		720,797	719,995
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,942,159
5% 1/17/17		13,700,000	14,720,075
5.25% 9/4/12		3,162,000	3,252,367
Regions Bank:
6.45% 6/26/37		10,658,000	9,085,945
7.5% 5/15/18		6,622,000	6,456,450
Regions Financial Corp.:
0.4165% 6/26/12 (k)		338,000	330,870
5.75% 6/15/15		2,005,000	1,894,725
7.75% 11/10/14		6,404,000	6,355,970
RSHB Capital SA:
6% 6/3/21 (d)		555,000	548,756
9% 6/11/14 (d)		405,000	453,519
Standard Bank PLC 5.799% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (k)		675,000	551,813
SunTrust Banks, Inc. 3.6% 4/15/16		9,501,000	9,538,377
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (c)		1,335,000	1,178,138
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		555,000	563,325
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Turkiye Garanti Bankasi AS:
2.7513% 4/20/16 (d)(k)		$ 945,000	$ 894,206
6.25% 4/20/21 (d)		1,050,000	985,688
Turkiye Is Bankasi AS 5.1% 2/1/16 (d)		910,000	882,700
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(k)		2,162,000	1,933,704
UnionBanCal Corp. 5.25% 12/16/13		826,000	891,162
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,325,000	2,432,531
Wachovia Bank NA:
4.8% 11/1/14		372,000	399,599
4.875% 2/1/15		1,756,000	1,871,317
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,639,009
5.75% 6/15/17		2,933,000	3,321,708
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,156,376
3.676% 6/15/16		4,301,000	4,544,101
3.75% 10/1/14		4,016,000	4,270,602
			238,197,183
Consumer Finance - 0.8%
Ally Financial, Inc.:
3.4784% 2/11/14 (k)		2,895,000	2,692,350
6.25% 12/1/17		1,300,000	1,241,500
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,257,133
Discover Financial Services:
6.45% 6/12/17		10,366,000	11,658,184
10.25% 7/15/19		11,672,000	15,060,417
Ford Motor Credit Co. LLC:
5% 5/15/18		2,120,000	2,055,637
5.875% 8/2/21		2,230,000	2,234,658
12% 5/15/15		3,440,000	4,196,800
General Electric Capital Corp.:
2.25% 11/9/15		314,000	315,669
4.625% 1/7/21		5,706,000	5,875,394
5.625% 9/15/17		5,858,000	6,503,358
5.625% 5/1/18		25,000,000	27,680,175
6.375% 11/15/67 (k)		9,000,000	8,910,000
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp. 6.375% 10/15/11		$ 2,320,000	$ 2,333,094
HSBC Finance Corp. 5.9% 6/19/12		578,000	598,420
SLM Corp. 0.483% 10/25/11 (k)		12,343,000	12,314,414
			108,927,203
Diversified Financial Services - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,025,000	1,076,250
Bank of America Corp. 5.75% 12/1/17		27,955,000	29,039,738
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		700,000	703,500
BP Capital Markets PLC:
3.125% 10/1/15		10,828,000	11,325,059
3.625% 5/8/14		711,000	749,814
4.5% 10/1/20		650,000	702,434
4.742% 3/11/21		8,800,000	9,628,705
Capital One Capital V 10.25% 8/15/39		5,267,000	5,467,673
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		635,000	620,713
7% 1/15/19		3,335,000	3,368,350
7% 1/15/19 (d)		725,000	728,625
7.25% 10/30/17		3,055,000	3,123,738
7.875% 4/30/18		865,000	899,600
CDW LLC/CDW Finance Corp. 8% 12/15/18 (d)		2,230,000	2,196,550
Citigroup, Inc.:
3.953% 6/15/16		11,847,000	12,098,405
4.75% 5/19/15		32,881,000	34,276,601
5.5% 4/11/13		13,549,000	14,115,497
6.125% 5/15/18		8,677,000	9,464,438
6.5% 8/19/13		13,174,000	14,012,775
City of Buenos Aires 12.5% 4/6/15 (d)		2,725,000	2,963,438
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (d)		520,000	520,000
General Motors Financial Co., Inc. 6.75% 6/1/18 (d)		1,500,000	1,477,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		4,100,000	4,141,000
8% 1/15/18		4,960,000	5,009,600
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(k)		1,250,000	925,000
Indo Energy Finance BV 7% 5/7/18 (d)		525,000	532,875
JPMorgan Chase & Co.:
3.15% 7/5/16		13,000,000	13,271,193
3.4% 6/24/15		642,000	661,252
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
4.95% 3/25/20		$ 17,148,000	$ 18,271,743
LBI Escrow Corp. 8% 11/1/17 (d)		2,545,000	2,824,950
NSG Holdings II, LLC 7.75% 12/15/25 (d)		9,115,000	8,841,550
Offshore Group Investment Ltd.:
11.5% 8/1/15		3,155,000	3,344,300
11.5% 8/1/15 (d)		320,000	339,200
ORIX Corp. 5.48% 11/22/11		385,000	387,846
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)		2,806,000	2,974,742
5.5% 1/15/14 (d)		867,000	926,528
5.7% 4/15/17 (d)		2,115,000	2,261,504
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (d)		915,000	933,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg):
7.875% 8/15/19 (d)		685,000	674,725
9.875% 8/15/19 (d)		820,000	760,550
SB Capital SA 5.4% 3/24/17 (Reg. S)		540,000	558,225
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (d)		945,000	932,006
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	320,703
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (c)		778,000	779,945
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,740,628
5.15% 3/15/20		3,761,000	4,189,735
TMK Capital SA 7.75% 1/27/18		525,000	514,500
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)		4,317,000	4,525,986
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		2,310,000	2,561,097
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		1,055,000	1,028,625
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (d)		605,000	623,150
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(k)		5,768,176	5,658,260
WM Finance Corp.:
9.5% 6/15/16 (d)		270,000	274,050
11.5% 10/1/18 (d)		1,595,000	1,467,400
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(k)		5,755,000	5,639,900
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(k)		1,673,000	1,573,607
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(k)		$ 3,125,000	$ 2,984,375
Zhaikmunai Finance BV 10.5% 10/19/15 (d)		1,735,000	1,730,663
			263,744,116
Insurance - 1.4%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,528,971
6.2% 5/16/14		6,893,000	7,795,301
Aon Corp.:
3.125% 5/27/16		10,200,000	10,208,150
3.5% 9/30/15		4,451,000	4,617,494
5% 9/30/20		4,928,000	5,297,211
6.25% 9/30/40		3,160,000	3,479,666
Assurant, Inc. 5.625% 2/15/14		2,384,000	2,530,058
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	608,128
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(k)		1,859,000	1,770,698
Hartford Financial Services Group, Inc. 5.375% 3/15/17		194,000	199,962
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)		11,772,000	11,473,533
6.5% 3/15/35 (d)		741,000	715,490
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,228,858
MetLife, Inc.:
2.375% 2/6/14		6,865,000	7,014,733
4.75% 2/8/21		4,032,000	4,223,439
5% 6/15/15		1,163,000	1,284,040
5.875% 2/6/41		3,113,000	3,308,048
6.125% 12/1/11		990,000	1,002,847
6.75% 6/1/16		7,610,000	8,913,563
Metropolitan Life Global Funding I:
5.125% 4/10/13 (d)		559,000	590,462
5.125% 6/10/14 (d)		6,751,000	7,363,228
Monumental Global Funding III 5.5% 4/22/13 (d)		2,746,000	2,914,917
New York Life Insurance Co. 6.75% 11/15/39 (d)		3,590,000	4,231,673
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)		5,682,000	6,231,512
Pacific Life Global Funding 5.15% 4/15/13 (d)		12,118,000	12,777,704
Pacific Life Insurance Co. 9.25% 6/15/39 (d)		5,674,000	7,489,901
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp 6% 2/10/20 (d)		$ 6,323,000	$ 7,058,928
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,260,370
4.75% 9/17/15		11,000,000	11,761,827
5.15% 1/15/13		2,966,000	3,106,019
7.375% 6/15/19		3,230,000	3,859,937
8.875% 6/15/38 (k)		1,915,000	2,087,350
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(k)		320,000	303,590
Symetra Financial Corp. 6.125% 4/1/16 (d)		6,375,000	6,783,179
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,714,744
Unum Group:
5.625% 9/15/20		5,753,000	6,274,987
7.125% 9/30/16		587,000	686,000
			188,696,518
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	385,772
5.5% 1/15/12		2,071,000	2,104,409
BRE Properties, Inc. 5.5% 3/15/17		661,000	730,868
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,356,122
5.875% 11/30/12		670,000	699,868
Developers Diversified Realty Corp.:
4.75% 4/15/18		7,559,000	7,173,083
5.375% 10/15/12		5,101,000	5,161,855
7.5% 4/1/17		5,574,000	6,196,421
7.875% 9/1/20		323,000	358,998
Duke Realty LP:
4.625% 5/15/13		1,106,000	1,146,652
5.875% 8/15/12		1,017,000	1,048,740
Equity One, Inc.:
5.375% 10/15/15		1,403,000	1,488,126
6% 9/15/17		890,000	927,998
6.25% 12/15/14		6,140,000	6,594,004
6.25% 1/15/17		494,000	530,686
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	470,078
5.9% 4/1/20		2,504,000	2,707,250
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6% 7/15/12		$ 3,658,000	$ 3,781,421
6.2% 1/15/17		620,000	703,185
HMB Capital Trust V 3.847% 12/15/36 (a)(d)(k)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,554,914
6.25% 6/15/17		1,232,000	1,350,921
6.65% 1/15/18		867,000	976,737
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (d)		1,760,000	1,654,400
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		1,510,000	1,445,825
7% 1/15/16		3,060,000	3,128,850
Senior Housing Properties Trust:
6.75% 4/15/20		940,000	1,045,865
8.625% 1/15/12		250,000	255,583
UDR, Inc. 5.5% 4/1/14		5,222,000	5,593,859
Washington (REIT) 5.25% 1/15/14		322,000	343,968
			64,916,458
Real Estate Management & Development - 1.4%
AMB Property LP 5.9% 8/15/13		2,580,000	2,673,907
Arden Realty LP 5.2% 9/1/11		1,670,000	1,670,000
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,098,659
6.125% 4/15/20		3,429,000	3,701,942
Brandywine Operating Partnership LP:
5.7% 5/1/17		7,049,000	7,374,960
5.75% 4/1/12		2,972,000	3,027,695
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,945,000	1,886,650
Colonial Properties Trust 6.875% 8/15/12		5,706,000	5,895,605
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,100,000
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,158,030
5.25% 3/15/21		5,708,000	5,709,593
Duke Realty LP:
5.4% 8/15/14		5,561,000	5,881,870
5.95% 2/15/17		1,109,000	1,201,606
6.25% 5/15/13		14,494,000	15,325,463
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.5% 1/15/18		$ 3,795,000	$ 4,126,026
6.75% 3/15/20		10,379,000	11,116,719
8.25% 8/15/19		75,000	88,197
ERP Operating LP:
4.75% 7/15/20		7,700,000	7,977,993
5.25% 9/15/14		1,310,000	1,421,336
5.375% 8/1/16		2,768,000	3,076,779
5.5% 10/1/12		3,690,000	3,851,135
5.75% 6/15/17		14,407,000	16,276,366
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	415,125
7.625% 6/1/15		100,000	97,500
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	668,797
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (d)		150,000	148,500
6% 11/1/20		205,000	199,363
Liberty Property LP:
4.75% 10/1/20		11,627,000	11,853,296
5.125% 3/2/15		1,405,000	1,540,997
5.5% 12/15/16		1,891,000	2,098,919
6.625% 10/1/17		4,835,000	5,696,752
Mack-Cali Realty LP 7.75% 8/15/19		700,000	872,428
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,073,728
Realogy Corp. 7.875% 2/15/19 (d)		2,920,000	2,423,600
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,864,635
Regency Centers LP:
4.95% 4/15/14		611,000	649,858
5.25% 8/1/15		2,133,000	2,307,961
5.875% 6/15/17		1,089,000	1,237,372
Simon Property Group LP 4.2% 2/1/15		3,659,000	3,901,811
Tanger Properties LP:
6.125% 6/1/20		10,268,000	11,591,227
6.15% 11/15/15		1,777,000	2,002,862
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,455,000	1,480,463
Ventas Realty LP 6.75% 4/1/17		250,000	260,000
			178,025,725
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
3.75% 7/12/16		$ 12,400,000	$ 12,233,964
5.65% 5/1/18		7,555,000	7,702,738
6.5% 8/1/16		9,000,000	9,653,868
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,993,000	8,875,323
Wrightwood Capital LLC 1.9% 4/20/20		112,350	35,952
			38,501,845
TOTAL FINANCIALS			1,284,223,227
HEALTH CARE - 0.5%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15		613,000	623,433
Health Care Providers & Services - 0.4%
Community Health Systems, Inc. 8.875% 7/15/15		1,860,000	1,855,350
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,968,160
6.3% 8/15/14		3,618,000	3,997,492
DaVita, Inc.:
6.375% 11/1/18		2,085,000	2,032,875
6.625% 11/1/20		1,020,000	991,950
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	10,759,781
5.25% 6/15/12		7,157,000	7,385,072
6.25% 6/15/14		2,629,000	2,927,242
HCA, Inc.:
6.5% 2/15/20		2,705,000	2,718,525
7.25% 9/15/20		115,000	116,725
HealthSouth Corp. 7.25% 10/1/18		1,695,000	1,678,050
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (d)		4,395,000	3,856,613
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,202,332
4.125% 9/15/20		7,486,000	7,502,170
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,463,900
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 164,000	$ 168,510
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18		2,750,000	2,640,000
			54,264,747
Health Care Technology - 0.0%
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18 (d)		925,000	874,125
10.875% 11/15/14		4,115,000	4,228,163
			5,102,288
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19 (d)		860,000	870,750
7.25% 1/15/22 (d)		860,000	870,750
Giant Funding Corp. 8.25% 2/1/18 (d)		1,210,000	1,222,100
Mylan, Inc.:
6% 11/15/18 (d)		1,030,000	1,011,975
7.625% 7/15/17 (d)		1,115,000	1,170,750
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		2,550,000	2,384,250
6.875% 12/1/18 (d)		3,440,000	3,199,200
7% 10/1/20 (d)		255,000	234,600
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	786,716
			11,751,091
TOTAL HEALTH CARE			71,741,559
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (d)		572,000	617,972
6.375% 6/1/19 (d)		8,071,000	9,448,615
6.4% 12/15/11 (d)		818,000	830,906
BE Aerospace, Inc. 6.875% 10/1/20		1,120,000	1,142,400
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (d)		380,000	355,300
			12,395,193
Airlines - 0.2%
Air Canada 9.25% 8/1/15 (d)		735,000	705,600
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. 7.5% 3/15/16 (d)		$ 2,575,000	$ 2,323,938
AMR Corp. 9% 8/1/12		485,000	490,755
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		356,704	369,188
6.648% 3/15/19		3,249,044	3,362,761
6.75% 9/15/15 (d)		3,405,000	3,315,449
6.9% 7/2/19		942,455	980,154
Continental Airlines, Inc. 9.25% 5/10/17		2,736,965	2,736,965
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,424,100
6.75% 11/23/15		1,515,000	1,378,650
8.021% 8/10/22		1,444,844	1,444,844
8.954% 8/10/14		1,981,876	2,001,694
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		759,696	729,308
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		1,905,565	1,867,454
8.36% 1/20/19		1,441,215	1,441,215
United Air Lines, Inc. 9.875% 8/1/13 (d)		707,000	724,675
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		806,507	725,856
9.75% 1/15/17		2,134,421	2,337,191
12% 1/15/16 (d)		730,061	792,116
			29,151,913
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (d)		1,710,000	1,658,700
6.875% 8/15/18 (d)		2,550,000	2,556,375
Griffon Corp. 7.125% 4/1/18		2,220,000	2,086,800
			6,301,875
Commercial Services & Supplies - 0.2%
ARAMARK Corp. 3.754% 2/1/15 (k)		5,440,000	5,168,000
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(k)		1,715,000	1,715,000
Covanta Holding Corp. 7.25% 12/1/20		1,190,000	1,210,798
International Lease Finance Corp.:
6.75% 9/1/16 (d)		1,620,000	1,644,300
8.625% 9/15/15		2,745,000	2,813,625
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
International Lease Finance Corp.: - continued
8.75% 3/15/17		$ 2,865,000	$ 2,936,625
8.875% 9/1/17		1,665,000	1,710,788
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)		1,695,000	1,678,050
			18,877,186
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (d)		2,535,000	2,623,725
Odebrecht Finance Ltd.:
7% 4/21/20 (d)		560,000	611,800
7.5% (d)(e)		935,000	935,000
			4,170,525
Electrical Equipment - 0.0%
Sensata Technologies BV 6.5% 5/15/19 (d)		2,060,000	1,977,600
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,862,795
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.:
8.625% 11/1/17		260,000	217,100
8.625% 11/1/17 (d)		550,000	466,125
Navios Maritime Holdings, Inc. 8.875% 11/1/17		1,020,000	938,400
SCF Capital Ltd. 5.375% 10/27/17 (d)		480,000	471,600
			2,093,225
Professional Services - 0.0%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (d)		1,610,000	1,513,400
FTI Consulting, Inc. 6.75% 10/1/20		2,515,000	2,464,700
			3,978,100
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,202,000	1,198,995
7.75% 5/15/16		1,935,000	1,942,160
Georgian Railway Ltd. 9.875% 7/22/15		475,000	508,250
Hertz Corp.:
6.75% 4/15/19 (d)		2,170,000	2,023,525
7.5% 10/15/18 (d)		6,965,000	6,825,700
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		$ 1,335,000	$ 1,591,988
Swift Services Holdings, Inc. 10% 11/15/18		1,915,000	1,915,000
			16,005,618
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18		1,575,000	1,634,063
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (d)		861,420	930,334
TOTAL INDUSTRIALS			117,378,427
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		1,670,000	1,444,550
10.125% 11/1/15 pay-in-kind (k)		1,660,000	1,452,500
CommScope, Inc. 8.25% 1/15/19 (d)		1,310,000	1,290,350
EH Holding Corp. 6.5% 6/15/19 (d)		1,725,000	1,725,000
Lucent Technologies, Inc.:
6.45% 3/15/29		5,010,000	4,308,600
6.5% 1/15/28		1,240,000	1,066,400
			11,287,400
Computers & Peripherals - 0.0%
CDW Escrow Corp. 8.5% 4/1/19 (d)		2,855,000	2,626,600
Seagate HDD Cayman:
6.875% 5/1/20		740,000	706,700
7% 11/1/21 (d)		855,000	760,950
			4,094,250
Electronic Equipment & Components - 0.1%
Reddy Ice Corp. 11.25% 3/15/15		635,000	574,675
Sanmina-SCI Corp. 7% 5/15/19 (d)		4,090,000	3,701,450
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,189,860
6% 10/1/12		4,835,000	5,107,360
6.55% 10/1/17		1,383,000	1,645,435
			15,218,780
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		$ 2,530,000	$ 2,681,800
IT Services - 0.1%
Audatex North America, Inc. 6.75% 6/15/18 (d)		795,000	787,050
Ceridian Corp.:
11.25% 11/15/15		1,110,000	1,029,525
12.25% 11/15/15 pay-in-kind (k)		795,000	731,400
First Data Corp.:
9.875% 9/24/15		1,485,000	1,351,350
11.25% 3/31/16		1,565,000	1,314,600
SunGard Data Systems, Inc.:
7.375% 11/15/18		1,095,000	1,053,938
10.25% 8/15/15		1,765,000	1,791,475
			8,059,338
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15		368,000	395,962
5.5% 5/15/12		1,998,000	2,062,008
			2,457,970
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20		1,300,000	1,313,000
Amkor Technology, Inc.:
6.625% 6/1/21 (d)		1,405,000	1,320,700
7.375% 5/1/18		2,060,000	2,060,000
Freescale Semiconductor, Inc. 8.05% 2/1/20		4,585,000	4,355,750
Spansion LLC 7.875% 11/15/17 (d)		3,465,000	3,534,300
STATS ChipPAC Ltd. 7.5% 8/12/15 (d)		550,000	574,750
			13,158,500
TOTAL INFORMATION TECHNOLOGY			56,958,038
MATERIALS - 0.8%
Chemicals - 0.4%
Braskem America Finance Co. 7.125% 7/22/41 (d)		735,000	714,788
Braskem Finance Ltd.:
5.75% 4/15/21 (d)		515,000	515,000
7% 5/7/20 (d)		460,000	492,200
Celanese US Holdings LLC 6.625% 10/15/18		1,935,000	2,031,750
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.:
4.85% 8/15/12		$ 11,805,000	$ 12,238,125
7.6% 5/15/14		16,974,000	19,561,381
Huntsman International LLC 8.625% 3/15/20		1,160,000	1,206,400
Ineos Finance PLC 9% 5/15/15 (d)		1,715,000	1,723,575
INEOS Group Holdings PLC 8.5% 2/15/16 (d)		1,895,000	1,648,650
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (d)		685,000	664,450
7% 10/1/18		1,865,000	1,809,050
Lyondell Chemical Co. 11% 5/1/18		2,595,000	2,896,669
NOVA Chemicals Corp. 3.542% 11/15/13 (k)		2,720,000	2,652,000
			48,154,038
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,525,045
Headwaters, Inc. 7.625% 4/1/19		1,580,000	1,295,600
			3,820,645
Metals & Mining - 0.4%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		460,000	510,025
7.75% 11/3/20 (d)		700,000	747,250
Anglo American Capital PLC 9.375% 4/8/14 (d)		6,817,000	8,055,506
ArcelorMittal SA 3.75% 3/1/16		2,911,000	2,879,486
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,026,788
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)		930,000	920,700
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)		2,002,000	2,125,782
CSN Islands XII Corp. 7% (Reg. S) (e)		1,880,000	1,847,100
Edgen Murray Corp. 12.25% 1/15/15		3,960,000	3,722,400
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)		2,990,000	2,847,975
Evraz Group SA:
8.25% 11/10/15 (d)		630,000	664,650
9.5% 4/24/18 (Reg. S)		780,000	864,427
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		190,000	186,675
6.875% 2/1/18 (d)		580,000	577,100
7% 11/1/15 (d)		2,140,000	2,172,100
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		2,310,000	2,182,950
McJunkin Red Man Corp. 9.5% 12/15/16		3,950,000	3,969,750
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Metinvest BV 10.25% 5/20/15 (d)		$ 485,000	$ 509,250
Severstal Columbus LLC 10.25% 2/15/18		3,790,000	3,922,650
Southern Copper Corp. 6.75% 4/16/40		1,690,000	1,785,823
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,695,750
United States Steel Corp. 6.65% 6/1/37		2,349,000	1,908,563
Vale Overseas Ltd. 6.25% 1/23/17		5,581,000	6,331,600
Vedanta Resources PLC:
6.75% 6/7/16 (d)		3,090,000	2,873,700
8.25% 6/7/21 (d)		1,600,000	1,504,000
Votorantim Cimentos SA 7.25% 4/5/41 (d)		515,000	507,275
			57,339,275
Paper & Forest Products - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (d)		795,000	834,750
Sino-Forest Corp. 6.25% 10/21/17 (d)		890,000	240,300
			1,075,050
TOTAL MATERIALS			110,389,008
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		1,635,000	1,823,025
AT&T, Inc.:
2.5% 8/15/15		7,670,000	7,853,927
5.35% 9/1/40		4,006,000	4,068,277
6.3% 1/15/38		16,665,000	18,595,057
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	960,405
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	4,722,715
6.45% 6/15/21		12,933,000	12,579,593
7.6% 9/15/39		2,067,000	1,901,055
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)		3,720,000	3,515,400
Embarq Corp. 7.995% 6/1/36		3,924,000	3,721,726
Frontier Communications Corp.:
7.875% 4/15/15		1,045,000	1,085,442
8.125% 10/1/18		1,810,000	1,873,350
Global Crossing Ltd. 9% 11/15/19 (d)		1,820,000	2,184,000
Intelsat Ltd. 11.25% 6/15/16		1,635,000	1,700,400
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Luxembourg SA:
11.25% 2/4/17		$ 1,215,000	$ 1,178,550
11.5% 2/4/17 pay-in-kind (d)(k)		1,860,000	1,790,250
11.5% 2/4/17 pay-in-kind (k)		7,388,205	7,074,206
Sprint Capital Corp.:
6.875% 11/15/28		10,465,000	9,366,175
6.9% 5/1/19		1,140,000	1,122,900
8.75% 3/15/32		905,000	927,625
Telefonica Emisiones SAU:
5.134% 4/27/20		10,522,000	9,991,197
5.462% 2/16/21		6,967,000	6,730,582
6.421% 6/20/16		1,162,000	1,220,549
Telemar Norte Leste SA 5.5% 10/23/20 (d)		530,000	526,025
U.S. West Communications 7.5% 6/15/23		3,760,000	3,703,600
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	7,132,584
6.25% 4/1/37		2,348,000	2,660,068
6.9% 4/15/38		6,295,000	7,655,312
Verizon New York, Inc. 6.875% 4/1/12		3,309,000	3,419,990
Wind Acquisition Finance SA:
7.25% 2/15/18 (d)		1,155,000	1,082,813
11.75% 7/15/17 (d)		4,535,000	4,682,388
			136,849,186
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV:
2.375% 9/8/16 (f)		8,317,000	8,249,466
3.625% 3/30/15		731,000	776,463
Cleveland Unlimited, Inc. 14.5% 12/15/2049 (a)(d)(k)		1,260,000	863,100
Digicel Group Ltd.:
8.25% 9/1/17 (d)		2,595,000	2,595,000
8.875% 1/15/15 (d)		4,030,000	4,009,850
9.125% 1/15/15 pay-in-kind (d)(k)		3,070,000	3,023,950
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		10,517,000	11,563,799
5.875% 10/1/19		11,944,000	13,754,280
6.35% 3/15/40		3,541,000	3,871,425
MetroPCS Wireless, Inc. 7.875% 9/1/18		1,935,000	1,959,188
MTS International Funding Ltd. 8.625% 6/22/20 (d)		1,680,000	1,839,600
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
5.95% 3/15/14		$ 6,545,000	$ 6,414,100
6.875% 10/31/13		9,105,000	9,048,094
7.375% 8/1/15		4,995,000	4,913,831
NII Capital Corp.:
7.625% 4/1/21		390,000	399,750
8.875% 12/15/19		1,015,000	1,086,050
10% 8/15/16		1,875,000	2,109,375
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (d)		2,970,000	2,880,900
Sprint Nextel Corp. 6% 12/1/16		5,715,000	5,500,688
Telemovil Finance Co. Ltd. 8% 10/1/17 (d)		1,545,000	1,575,900
VimpelCom Holdings BV:
4.2465% 6/29/14 (d)(k)		330,000	326,700
7.5043% 3/1/22 (d)		3,860,000	3,681,475
VIP Finance Ireland Ltd. 7.748% 2/2/21 (d)		600,000	576,000
Vodafone Group PLC 5% 12/16/13		2,864,000	3,104,186
			94,123,170
TOTAL TELECOMMUNICATION SERVICES			230,972,356
UTILITIES - 2.2%
Electric Utilities - 1.2%
Alabama Power Co. 3.375% 10/1/20		5,927,000	6,166,356
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,677,693
AmerenUE 6.4% 6/15/17		2,491,000	2,978,307
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,107,469
Commonwealth Edison Co. 1.625% 1/15/14		8,924,000	9,006,895
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)		6,944,000	7,030,529
6.4% 9/15/20 (d)		16,215,000	16,964,976
Edison International 3.75% 9/15/17		6,674,000	6,923,354
EDP Finance BV:
4.9% 10/1/19 (d)		6,700,000	5,309,750
6% 2/2/18 (d)		6,852,000	5,741,120
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (d)		470,000	427,700
Enel Finance International SA 5.7% 1/15/13 (d)		206,000	212,636
FirstEnergy Corp. 7.375% 11/15/31		13,130,000	15,233,728
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15		$ 2,432,000	$ 2,651,768
6.05% 8/15/21		8,968,000	9,818,991
Intergen NV 9% 6/30/17 (d)		5,270,000	5,467,625
IPALCO Enterprises, Inc. 5% 5/1/18 (d)		895,000	882,560
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,298,420
3.75% 11/15/20		1,450,000	1,434,819
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,115,000	1,301,763
7.75% 1/20/20 (d)		850,000	1,020,000
8% 8/7/19 (d)		635,000	768,350
Mirant Americas Generation LLC:
8.5% 10/1/21		4,065,000	3,841,425
9.125% 5/1/31		3,775,000	3,548,500
National Power Corp. 6.875% 11/2/16 (d)		390,000	447,525
Nevada Power Co.:
6.5% 5/15/18		790,000	946,611
6.5% 8/1/18		388,000	467,098
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,417,685
Otter Tail Corp. 9% 12/15/16		2,410,000	2,638,950
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	874,332
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,206,600
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	12,813,339
6% 12/1/39		7,150,000	8,054,411
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,102,633
			156,783,918
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		665,000	713,213
Southern Natural Gas Co. 5.9% 4/1/17 (d)		442,000	508,115
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (d)		3,646,000	3,796,678
Transportadora de Gas del Sur SA 7.875% 5/14/17 (d)		1,945,000	1,847,750
			6,865,756
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,847,798
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20		$ 810,000	$ 810,000
Exelon Generation Co. LLC:
4% 10/1/20		16,870,000	16,760,547
5.35% 1/15/14		1,528,000	1,648,095
GenOn Energy, Inc.:
9.5% 10/15/18		3,010,000	2,994,950
9.875% 10/15/20		1,625,000	1,596,563
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)		3,030,000	3,007,275
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (d)		820,000	992,200
7.39% 12/2/24 (d)		750,000	915,000
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,141,506
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	8,080,000
The AES Corp.:
7.75% 10/15/15		2,345,000	2,456,388
8% 10/15/17		2,575,000	2,729,500
			52,979,822
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,332,789
Dominion Resources, Inc.:
6.3% 9/30/66 (k)		5,689,000	5,432,995
7.5% 6/30/66 (k)		10,345,000	10,603,625
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,693,017
6.5% 9/15/37		7,097,000	8,525,541
National Grid PLC 6.3% 8/1/16		1,589,000	1,852,691
NiSource Finance Corp.:
5.25% 9/15/17		843,000	943,330
5.4% 7/15/14		1,680,000	1,845,003
5.45% 9/15/20		854,000	958,302
5.95% 6/15/41		11,832,000	12,070,805
6.25% 12/15/40		2,345,000	2,579,146
6.4% 3/15/18		1,654,000	1,944,434
6.8% 1/15/19		6,774,000	8,098,168
Puget Energy, Inc. 6.5% 12/15/20		2,275,000	2,297,750
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
San Diego Gas & Electric Co. 3% 8/15/21		$ 3,009,000	$ 2,994,623
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	3,821,400
			71,993,619
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (d)		485,000	499,550
TOTAL UTILITIES			289,122,665
TOTAL NONCONVERTIBLE BONDS			3,053,760,383
TOTAL CORPORATE BONDS (Cost $2,851,736,049)			3,054,263,103
U.S. Government and Government Agency Obligations - 25.1%

U.S. Government Agency Obligations - 1.3%
Fannie Mae:
0.375% 12/28/12		10,710,000	10,727,746
0.5% 8/9/13		64,180,000	64,340,322
0.75% 2/26/13		656,000	660,379
1.125% 6/27/14		7,751,000	7,892,022
5% 2/16/12		1,090,000	1,113,991
Freddie Mac:
0.75% 3/28/13		3,119,000	3,140,452
1% 7/30/14		28,815,000	29,216,162
1% 8/27/14		12,283,000	12,450,823
1.125% 7/27/12		230,000	231,714
1.75% 6/15/12		505,000	510,966
1.75% 9/10/15		40,525,000	41,961,814
2.125% 3/23/12		75,000	75,787
Tennessee Valley Authority 5.375% 4/1/56		385,000	470,726
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			172,792,904
U.S. Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
U.S. Treasury Inflation Protected Obligations - 3.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		$ 73,638,529	$ 90,413,860
2.125% 2/15/41		7,246,313	8,953,772
2.5% 1/15/29		21,027,400	26,774,777
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21		174,298,229	190,999,446
1.375% 1/15/20		154,021,543	172,630,026
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			489,771,881
U.S. Treasury Obligations - 20.1%
U.S. Treasury Bonds 4.375% 5/15/41		458,011,000	522,846,986
U.S. Treasury Notes:
0.625% 7/15/14		138,350,000	139,582,699
0.75% 6/15/14		20,000,000	20,251,560
1% 8/31/16		2,000	2,003
1.25% 8/31/15		9,000	9,225
1.5% 7/31/16		7,000	7,190
1.5% 8/31/18		88,753,000	88,336,926
1.875% 9/30/17		2,458,000	2,536,540
2.375% 9/30/14		171,534,000	182,067,217
2.375% 2/28/15 (h)		397,235,000	423,396,897
2.5% 3/31/15		100,000,000	107,125,000
2.5% 4/30/15		100,000,000	107,148,400
2.625% 7/31/14		316,140,000	337,182,911
2.625% 12/31/14 (h)		329,010,000	352,863,225
3.125% 5/15/21		340,029,000	367,761,765
3.625% 2/15/20		26,742,000	30,366,798
TOTAL U.S. TREASURY OBLIGATIONS			2,681,485,342
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,111,397,430)			3,344,050,127
U.S. Government Agency - Mortgage Securities - 16.7%

Fannie Mae - 13.5%
2.187% 10/1/33 (k)		963,541	996,443
2.303% 6/1/36 (k)		147,674	153,404
2.55% 2/1/36 (k)		996,120	1,046,672
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
2.636% 7/1/37 (k)		$ 420,364	$ 443,989
2.695% 12/1/35 (k)		579,580	609,880
3% 10/1/26 (f)		18,000,000	18,419,942
3.5% 1/1/26 to 3/1/41		95,703,435	97,347,731
3.692% 5/1/40 (k)		4,483,953	4,718,397
3.788% 6/1/40 (k)		4,582,901	4,818,590
4% 2/1/35 to 7/1/41		167,309,013	173,626,979
4% 9/1/41 (f)(g)		56,000,000	58,037,325
4% 9/1/41 (f)(g)		160,000,000	165,820,928
4% 9/1/41 (f)(g)		29,000,000	30,055,043
4% 9/1/41 (f)(g)		64,000,000	66,328,371
4.5% 6/1/24 to 9/1/41		203,361,907	215,884,045
4.5% 9/1/26 (f)		7,000,000	7,462,043
4.5% 9/1/41 (f)		17,000,000	17,972,150
4.5% 9/1/41 (f)(g)		48,000,000	50,744,894
4.5% 9/1/41 (f)(g)		64,000,000	67,659,859
4.5% 9/1/41 (f)		27,200,000	28,755,440
4.5% 9/1/41 (f)		19,000,000	20,086,521
4.5% 9/1/41 (f)(g)		13,000,000	13,743,409
4.5% 9/1/41 (f)		8,000,000	8,457,482
4.5% 9/1/41 (f)		2,009,000	2,123,885
5% 5/1/19 to 8/1/40 (g)		145,762,316	157,592,803
5% 9/1/41 (f)(g)		30,000,000	32,310,234
5% 9/1/41 (f)(g)		9,000,000	9,693,070
5% 9/1/41 (f)(g)		9,000,000	9,693,070
5.5% 3/1/18 to 3/1/39 (f)		145,205,058	159,447,106
5.5% 9/1/41 (f)(g)		52,000,000	56,835,709
5.5% 9/1/41 (f)(g)		26,000,000	28,417,854
5.5% 9/1/41 (f)(g)		26,000,000	28,417,854
5.5% 9/1/41 (f)(g)		52,000,000	56,835,709
5.5% 9/1/41 (f)(g)		15,000,000	16,394,916
5.5% 9/1/41 (f)(g)		41,000,000	44,812,770
6% 1/1/21 to 2/1/40		93,691,617	103,819,791
6% 9/1/41 (f)		28,900,000	31,997,031
6% 9/1/41 (f)		5,000,000	5,535,819
6.5% 11/1/35		420,039	470,457
TOTAL FANNIE MAE			1,797,587,615
Freddie Mac - 1.5%
3.261% 10/1/35 (k)		224,489	239,642
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Freddie Mac - continued
4.5% 7/1/25 to 8/1/41 (f)		$ 80,103,367	$ 84,746,645
4.5% 9/1/41 (f)(g)		11,000,000	11,606,694
4.5% 9/1/41 (f)(g)		21,700,000	22,896,842
4.5% 9/1/41 (f)		7,000,000	7,386,078
5% 4/1/38 to 8/1/40		14,232,764	15,455,880
5.5% 11/1/17 to 1/1/40		45,161,137	49,356,038
5.5% 9/1/41 (f)		3,800,000	4,144,769
5.5% 9/1/41 (f)		300,000	327,219
6% 7/1/37 to 8/1/37		6,072,771	6,743,314
TOTAL FREDDIE MAC			202,903,121
Ginnie Mae - 1.7%
3.5% 12/15/40 to 2/15/41		18,311,712	18,763,451
4% 1/15/25 to 7/15/41		52,623,982	56,285,868
4% 9/1/41 (f)		29,000,000	30,688,693
4.5% 3/15/39 to 7/20/41		45,511,147	49,365,550
4.5% 9/1/41 (f)		9,350,000	10,115,511
5% 8/15/39 to 9/15/40		10,506,675	11,629,329
5% 9/1/41 (f)		4,500,000	4,957,629
5% 9/1/41 (f)		10,000,000	11,016,953
5% 9/1/41 (f)		23,000,000	25,338,992
TOTAL GINNIE MAE			218,161,976
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,187,451,004)			2,218,652,712
Asset-Backed Securities - 2.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (k)		1,437,017	950,801
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (k)		6,257	6,234
Class M2, 1.8684% 3/25/34 (k)		483,000	362,254
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (k)		139,715	134,782
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (k)		110,530	453
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)		642,000	6,420
Series 2007-D1 Class D, 1.5863% 1/22/13 (d)(k)		2,590,000	38,850
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Airspeed Ltd. Series 2007-1A Class C1, 2.7072% 6/15/32 (d)(k)		$ 4,310,611	$ 1,896,669
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)		3,275,840	3,300,555
Class A4, 3% 10/15/15 (d)		4,280,000	4,402,735
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	4,128,234
Series 2011-1 Class A4, 2.23% 3/15/16		18,200,000	18,810,586
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)		8,910,000	9,162,798
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	9,045,251
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,583,735
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		7,520,000	7,558,735
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,134,452
Class E, 6.96% 3/8/16 (d)		2,052,284	2,071,731
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (k)		88,323	69,151
Series 2004-R2 Class M3, 0.7684% 4/25/34 (k)		133,684	44,511
Series 2005-R2 Class M1, 0.6684% 4/25/35 (k)		2,064,696	1,800,006
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (d)		123,000	121,573
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5754% 3/23/19 (d)(k)		194,762	152,888
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (k)		47,932	32,215
Series 2004-W11 Class M2, 0.9184% 11/25/34 (k)		561,149	463,193
Series 2004-W7 Class M1, 0.7684% 5/25/34 (k)		1,542,998	1,115,520
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (k)		1,353,103	343,571
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0434% 4/25/34 (k)		2,649,280	2,064,147
Series 2006-HE2 Class M1, 0.5884% 3/25/36 (k)		181,323	2,161
Axon Financial Funding Ltd. 0.8458% 4/4/17 (a)(d)(k)		7,217,000	1
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)		3,129,783	3,146,496
Class A4, 3.52% 6/15/16 (d)		8,300,000	8,510,910
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13		14,660,000	14,669,484
Series 2011-1 Class A4, 1.4% 8/20/14		11,060,000	11,169,220
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (k)		$ 1,461,501	$ 1,275,160
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (k)		14,063	14,014
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12		582,000	596,756
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,102,053
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (d)(k)		283,553	204,158
Class B, 0.963% 7/20/39 (d)(k)		263,810	102,886
Class C, 1.313% 7/20/39 (d)(k)		339,379	13,575
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (d)		992,485	954,671
Class B, 5.267% 6/25/35 (d)		1,000,000	920,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4358% 1/20/37 (d)(k)		186,189	141,504
Capmark VII Ltd. Series 2006-7A Class H, 1.7572% 8/15/36 (d)(k)		523,663	0
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15		8,210,000	8,298,998
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (k)		1,140,851	57,272
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (k)		224,000	3,154
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (k)		1,802,588	514,034
CBRE Realty Finance CDO 2007-1/LLC 0.4958% 4/7/52 (d)(k)		1,637,566	908,849
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,256,785
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		17,510,000	17,530,727
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,396,824
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (k)		42,749	41,861
Series 2007-4 Class A1A, 0.3073% 9/25/37 (k)		392,485	373,980
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4358% 3/25/32 (MGIC Investment Corp. Insured) (k)		11,800	5,662
Series 2004-3 Class M4, 1.1884% 4/25/34 (k)		159,665	79,350
Series 2004-4 Class M2, 1.0134% 6/25/34 (k)		587,945	257,638
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Countrywide Home Loans, Inc.: - continued
Series 2005-3 Class MV1, 0.6384% 8/25/35 (k)		$ 570,612	$ 553,165
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (k)		48,266	47,544
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (d)		260,626	261,032
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		500,000	380,000
Class B2, 1.5963% 12/28/35 (d)(k)		500,000	316,250
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.7463% 6/28/38 (d)(k)		100,000	85,000
Class D, 9% 6/28/38 (d)		200,000	140,000
Crest Ltd. Series 2002-IGA Class A, 0.7026% 7/28/17 (d)(k)		19,320	19,109
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	485,322
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (k)		38,916	25,501
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (k)		290,872	165,935
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0434% 3/25/34 (k)		22,872	5,757
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (d)		14,200,000	14,223,416
Ford Credit Auto Owner Trust:
Series 2007-A Class D, 7.05% 12/15/13 (d)		970,000	985,628
Series 2009-D:
Class A3, 2.17% 10/15/13		3,078,004	3,102,628
Class A4, 2.98% 8/15/14		4,800,000	4,955,211
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,745,085
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,797,660
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		16,601	16,629
Series 2007-1:
Class A4, 5.03% 2/16/15		43,435	43,440
Class C, 5.43% 2/16/15		614,000	614,683
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7084% 1/25/35 (k)		948,695	374,821
Class M4, 0.8984% 1/25/35 (k)		363,547	94,250
Series 2006-D Class M1, 0.4484% 11/25/36 (k)		172,065	5,275
Asset-Backed Securities - continued
		Principal Amount (b)	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (d)(k)		$ 2,892,000	$ 1,706,280
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)		1,474,436	1,173,651
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (d)(k)		236,937	222,721
Series 2006-2A:
Class A, 0.3872% 11/15/34 (d)(k)		2,081,408	1,722,365
Class B, 0.4872% 11/15/34 (d)(k)		751,867	484,954
Class C, 0.5872% 11/15/34 (d)(k)		1,249,573	618,538
Class D, 0.9572% 11/15/34 (d)(k)		474,503	113,881
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (k)		568,658	443,574
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(k)		224,424	62,023
Class M1, 0.8684% 6/25/34 (k)		2,723,367	1,682,649
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (k)		1,096,059	50,130
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (d)(k)		364,528	156,747
Class C, 0.7684% 9/25/46 (d)(k)		1,526,694	244,271
Class E, 1.8684% 9/25/46 (d)(k)		250,000	5,000
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (k)		413,167	286,906
Series 2003-3 Class M1, 1.5084% 8/25/33 (k)		724,899	574,165
Series 2003-5 Class A2, 0.9184% 12/25/33 (k)		32,929	21,806
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (k)		47,821	46,826
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (k)		823,178	801,290
Series 2006-3N Class B, 6.5% 8/27/36 (d)		250,000	0
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (k)		655,204	545,147
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (k)		1,522,035	515,393
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		3,583,097	3,606,368
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18		4,810,000	4,949,397
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (k)		204,000	9,047
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (k)		1,520,141	1,200,971
Class MV1, 0.4484% 11/25/36 (k)		1,234,797	791,560
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (k)		573,000	22,559
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (k)		$ 666,913	$ 589,956
Series 2006-A Class 2C, 1.3965% 3/27/42 (k)		3,243,000	808,098
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)		1,139,966	1,141,442
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.2984% 6/25/34 (k)		89,219	62,178
Series 2006-10 Class 2A3, 0.3784% 11/25/36 (k)		5,616,682	1,698,394
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6484% 5/25/46 (d)(k)		250,000	92,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)		19,318	19,770
Class C, 5.691% 10/20/28 (d)		8,586	8,725
Class D, 6.01% 10/20/28 (d)		102,225	103,218
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (k)		545,328	24,362
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (k)		784,792	26,841
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (k)		175,010	113,061
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (k)		597,318	410,429
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (k)		1,886,386	1,369,116
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (k)		3,071,999	2,190,863
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (k)		57,368	39,539
Series 2004-NC8 Class M6, 1.4684% 9/25/34 (k)		29,594	14,348
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (k)		399,800	255,670
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (k)		416,362	53,360
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (k)		254,619	1,105
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.994% 8/28/38 (d)(k)		220,000	190,300
Class C1B, 7.696% 8/28/38 (d)		63,000	48,964
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (m)		9,181,200	835,489
Series 2006-3 Class A, 7.1% 1/25/12 (m)		29,166,795	583,336
Series 2006-4:
Class A1, 0.2484% 3/25/25 (k)		7,114	7,114
Class A, 6.35% 2/27/12 (m)		28,242,000	626,718
Class D, 1.3184% 5/25/32 (k)		2,481,000	5,332
Series 2007-1 Class A, 7.27% 4/25/12 (m)		33,769,000	1,350,760
Series 2007-2 Class A, 6.7% 7/25/12 (m)		24,991,000	1,278,555
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (k)		1,426,957	777,318
Asset-Backed Securities - continued
		Principal Amount (b)	Value
New Century Home Equity Loan Trust: - continued
Series 2005-D Class M2, 0.6884% 2/25/36 (k)		$ 827,339	$ 163,544
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		1,653,693	1,655,159
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	6,011,537
Series 2011-A Class A4, 1.94% 9/15/17		11,750,000	12,106,482
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (a)(d)(k)		566,000	0
Series 2006-1A Class A, 1.613% 3/20/11 (a)(d)(k)		1,176,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (k)		39,236	38,410
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (k)		126,042	121,505
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (k)		532,896	311,592
Class M4, 1.6684% 9/25/34 (k)		683,353	280,837
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (k)		2,548,346	2,306,694
Class M3, 0.7784% 1/25/36 (k)		478,432	305,859
Class M4, 1.0484% 1/25/36 (k)		1,475,804	744,707
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (k)		1,883,145	13,112
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (d)		18,414	18,230
Class B, 4.846% 7/24/39 (d)		180,000	169,200
Class C, 5.08% 7/24/39 (d)		185,000	172,050
Class D, 5.194% 7/24/39 (d)		320,000	292,800
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (k)		566,000	12,842
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (k)		8,143	8,115
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1684% 9/25/46 (d)(k)		250,000	37,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (k)		5,108	4,121
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (k)		1,439,026	1,126,486
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (k)		26,379	103
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (d)(k)		640,008	611,044
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (k)		1,272,000	585,433
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)		$ 656,637	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (k)		68,476	36,342
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)		699,017	727,456
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (k)		28,819	19,434
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (d)		349,000	348,128
Class IV, 6.84% 5/22/37 (d)		235,000	209,738
Series 2003-1A Class B2, 5.4802% 12/28/38 (d)		111,000	89,355
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (d)(k)		2,621,101	196,583
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (d)(k)		400,000	160,000
Series 2006-1A:
Class A1A, 0.5065% 9/25/26 (d)(k)		1,385,000	1,198,025
Class A1B, 0.5765% 9/25/26 (d)(k)		705,000	571,050
Class A2A, 0.4665% 9/25/26 (d)(k)		1,186,000	996,240
Class F, 1.3965% 9/25/26 (d)(k)		250,000	162,500
Class G, 1.5965% 9/25/26 (d)(k)		250,000	157,500
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)		887,552	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (d)(k)		1,789,540	1,002,142
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6178% 11/21/40 (d)(k)		500,000	400,000
Class D, 1.1478% 11/21/40 (d)(k)		305,000	91,500
TOTAL ASSET-BACKED SECURITIES (Cost $305,863,437)			313,042,009
Collateralized Mortgage Obligations - 1.4%
		Principal Amount (b)	Value
Private Sponsor - 1.4%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (d)		$ 186,370	$ 29,819
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6565% 4/10/49 (k)		106,000	48,381
Class C, 5.6565% 4/10/49 (k)		281,000	114,504
Class D, 5.6565% 4/10/49 (k)		141,000	49,438
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4172% 3/15/22 (d)(k)		58,211	58,142
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (k)		1,838,453	1,622,701
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (k)		1,855,358	1,585,165
Series 2004-A Class 2A2, 2.8478% 2/25/34 (k)		1,014,211	867,781
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (k)		139,199	119,835
Class 2A2, 2.8677% 3/25/34 (k)		5,006,837	4,475,824
Series 2004-D Class 2A2, 2.8857% 5/25/34 (k)		1,699,113	1,485,834
Series 2004-G Class 2A7, 2.9352% 8/25/34 (k)		1,577,143	1,343,998
Series 2004-H Class 2A1, 3.1632% 9/25/34 (k)		1,377,674	1,159,874
Bayview Commercial Asset Trust Series 2006-3A Class IO, 4.2221% 10/25/36 (d)(k)(m)		10,101,748	641,461
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7784% 1/25/35 (k)		2,068,232	1,563,201
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (d)(k)(m)		3,690,559	33,614
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (k)		1,329,158	1,174,356
Series 2007-A2 Class 2A1, 3.0179% 7/25/37 (k)		323,179	297,267
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (k)		1,902,000	1,969,951
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2809% 8/25/34 (k)		1,237,736	1,224,834
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	595,000
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (d)(k)		29,119	29,117
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		60,145	24,378
Series 2003-35 Class B, 4.6371% 9/25/18 (k)		96,641	12,563
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (k)		$ 1,138,748	$ 1,005,804
Series 2003-17 Class B4, 5.389% 6/25/33 (k)		255,788	63,947
Series 2004-3 Class DB4, 5.8264% 4/25/34 (k)		64,767	162
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9484% 11/25/35 (k)		32,630,203	18,576,515
Class 2A3, 1.7627% 11/25/35 (k)		7,943,142	4,483,831
Series 2005-56 Class 5A1, 0.5384% 11/25/35 (k)		9,541,499	5,000,431
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (k)		1,484,687	1,320,689
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4348% 4/25/20 (d)(k)		300,000	292,471
Series 2010-K6 Class B, 5.3577% 12/26/46 (d)(k)		910,000	861,035
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		101,499	14
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (d)		80,996	20,249
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (d)(k)		2,852,000	2,831,818
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.313% 12/20/54 (k)		205,017	93,321
Series 2006-1A Class C2, 1.413% 12/20/54 (d)(k)		6,523,000	3,049,503
Series 2006-2 Class C1, 1.153% 12/20/54 (k)		21,543,000	10,071,353
Series 2006-3 Class C2, 0.713% 12/20/54 (k)		1,124,000	525,470
Series 2006-4:
Class B1, 0.303% 12/20/54 (k)		4,521,000	3,582,893
Class C1, 0.593% 12/20/54 (k)		2,767,000	1,293,573
Class M1, 0.383% 12/20/54 (k)		1,190,000	761,600
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (k)		2,234,000	1,044,395
Class 1M1, 0.513% 12/20/54 (k)		1,493,000	955,520
Class 2C1, 1.173% 12/20/54 (k)		1,015,000	474,513
Class 2M1, 0.713% 12/20/54 (k)		1,917,000	1,226,880
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (k)		2,654,000	1,240,745
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7013% 1/20/44 (k)		430,241	292,758
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.7396% 3/25/37 (k)		6,896,006	6,752,114
Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (k)		700,007	555,665
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)		$ 20,217	$ 20,250
Class A3, 5.447% 6/12/47 (k)		3,606,000	3,743,991
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8639% 8/25/36 (k)		2,516,475	1,913,909
Series 2004-A3 Class 4A1, 2.7486% 7/25/34 (k)		1,442,577	1,380,269
Series 2004-A5 Class 2A1, 2.5513% 12/25/34 (k)		1,764,612	1,532,046
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (k)		2,801,841	2,553,449
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (d)		9,822	9,810
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	928,020
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4584% 4/25/36 (k)		17,434,189	9,214,291
Series 2006-5 Class A1A, 0.4084% 7/25/36 (k)		13,142,871	6,843,377
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (k)		2,938,463	1,892,737
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (k)		7,298,316	4,890,377
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (d)(k)		251,984	244,424
Class C, 0.397% 6/15/22 (d)(k)		1,559,607	1,458,233
Class D, 0.407% 6/15/22 (d)(k)		600,006	558,006
Class E, 0.417% 6/15/22 (d)(k)		959,771	882,989
Class F, 0.447% 6/15/22 (d)(k)		1,545,171	1,406,106
Class G, 0.517% 6/15/22 (d)(k)		359,765	320,191
Class H, 0.537% 6/15/22 (d)(k)		720,211	626,584
Class J, 0.577% 6/15/22 (d)(k)		840,246	724,712
Class TM, 0.707% 6/15/22 (d)(k)		346,558	330,963
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (d)		930,000	892,800
Series 2004-A4 Class A1, 2.6423% 8/25/34 (k)		1,992,098	1,882,206
Series 2005-A2 Class A7, 2.6224% 2/25/35 (k)		1,291,343	1,207,166
Series 2006-A6 Class A4, 3.1818% 10/25/33 (k)		1,459,883	1,314,346
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		101,000	101,455
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)		8,143,000	8,471,529
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5084% 7/25/35 (k)		$ 2,114,046	$ 1,627,792
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (k)		2,994,072	131,801
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (k)		3,101,794	2,477,469
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (d)(k)		1,502,343	1,179,339
Class B6, 3.0558% 7/10/35 (d)(k)		334,968	246,201
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		954,459	1,009,313
Series 2004-SL3 Class A1, 7% 8/25/16		49,908	50,213
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (d)(k)		358,203	327,873
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)		268,000	93,809
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (k)		37,623	25,871
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4084% 7/25/46 (k)		26,799,099	14,707,774
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (k)		620,720	564,708
Series 2003-20 Class 1A1, 5.5% 7/25/33		432,850	437,324
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (k)		3,273,627	2,360,426
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.6863% 8/25/33 (k)		1,022,485	942,086
Series 2005-AR3 Class A2, 2.5791% 3/25/35 (k)		2,755,773	2,279,509
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (d)		163,502	49,051
Series 2004-EE Class 2A2, 2.7571% 12/25/34 (k)		857,201	812,781
Series 2004-H Class A1, 2.7828% 6/25/34 (k)		1,533,611	1,451,855
Series 2004-W Class A9, 2.7617% 11/25/34 (k)		3,214,524	2,927,945
Series 2005-AR10 Class 2A2, 2.7607% 6/25/35 (k)		2,093,253	1,893,582
Series 2005-AR12:
Class 2A5, 2.7552% 7/25/35 (k)		8,551,577	7,663,424
Class 2A6, 2.7552% 7/25/35 (k)		928,152	820,180
Series 2005-AR2:
Class 1A2, 2.7387% 3/25/35 (k)		3,346,671	1,349,195
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2:
Class 2A2, 2.7427% 3/25/35 (k)		$ 2,594,747	$ 2,261,349
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (k)		1,524,779	1,347,203
TOTAL PRIVATE SPONSOR			191,286,616
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		271,805	294,015
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $174,958,820)			191,580,631
Commercial Mortgage Securities - 6.2%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (n)		636,930	612,846
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)		180,000	173,817
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9154% 2/14/29 (d)(k)		800,000	803,440
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	214,518
Class B2, 7.525% 4/14/29		1,498,104	1,530,032
Class B5, 7.525% 4/14/29		129,000	108,302
Series 1997-D5:
Class A2, 6.8338% 2/14/43 (k)		1,399,000	1,446,057
Class A3, 6.8838% 2/14/43 (k)		1,510,000	1,590,429
Class A5, 6.9538% 2/14/43 (k)		256,000	268,280
Class A6, 7.2038% 2/14/43 (k)		2,470,000	2,584,589
Class A7, 7.4438% 2/14/43 (k)		820,000	858,240
Class PS1, 1.3868% 2/14/43 (k)(m)		5,363,126	93,887
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (k)		2,127,959	2,246,422
Series 2006-5:
Class A2, 5.317% 9/10/47		6,469,584	6,513,467
Class A3, 5.39% 9/10/47		2,653,000	2,742,799
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,974,088
Series 2007-4 Class A3, 5.798% 2/10/51 (k)		1,897,000	2,005,565
Series 2006-6 Class E, 5.619% 10/10/45 (d)		1,098,000	203,791
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3:
Class A3, 5.6242% 6/10/49 (k)		$ 3,176,000	$ 3,326,762
Class A4, 5.6242% 6/10/49 (k)		3,965,000	4,177,564
Series 2008-1 Class D, 6.2478% 2/10/51 (d)(k)		125,000	73,556
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,421,642
Series 2002-2 Class F, 5.487% 7/11/43		415,000	414,832
Series 2004-2:
Class A3, 4.05% 11/10/38		315,277	318,138
Class A4, 4.153% 11/10/38		2,412,000	2,494,215
Series 2005-1 Class A3, 4.877% 11/10/42		1,832,601	1,833,717
Series 2007-1 Class A2, 5.381% 1/15/49		3,947,828	3,956,454
Series 2001-3 Class H, 6.562% 4/11/37 (d)		1,472,000	1,469,599
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)		474,000	470,748
Class K, 6.15% 5/11/35 (d)		885,000	875,882
Series 2003-1 Class G, 5.608% 9/11/36 (d)		310,000	315,102
Series 2004-1 Class F, 5.279% 11/10/39 (d)		185,000	138,721
Series 2004-4:
Class K, 4.637% 7/10/42 (d)(k)		300,000	990
Class L, 4.637% 7/10/42 (d)(k)		280,000	638
Series 2004-5 Class G, 5.563% 11/10/41 (d)(k)		195,000	115,232
Series 2005-1 Class CJ, 5.3528% 11/10/42 (k)		550,000	502,297
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)		5,908,000	6,187,974
Series 2005-6 Class AJ, 5.3678% 9/10/47 (k)		300,000	274,462
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.957% 11/15/15 (d)(k)		484,629	449,735
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.4672% 3/15/22 (d)(k)		390,000	374,400
Class C, 0.5172% 3/15/22 (d)(k)		1,357,000	1,282,365
Class D, 0.5672% 3/15/22 (d)(k)		826,000	772,310
Class E, 0.6072% 3/15/22 (d)(k)		684,000	629,280
Class F, 0.6772% 3/15/22 (d)(k)		615,784	554,206
Class G, 0.7372% 3/15/22 (d)(k)		399,119	355,216
Class J, 1.2572% 3/15/22 (d)(k)		438,000	372,300
Class K, 2.2072% 3/15/22 (d)(k)		427,499	333,449
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (d)(k)		812,604	790,258
Class D, 0.4172% 10/15/19 (d)(k)		1,494,000	1,430,505
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class E, 0.4472% 10/15/19 (d)(k)		$ 1,385,000	$ 1,305,363
Class F, 0.5172% 10/15/19 (d)(k)		3,150,730	2,953,809
Class G, 0.5372% 10/15/19 (d)(k)		1,245,579	1,105,451
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (d)(k)		71,780	50,259
Series 2004-1:
Class A, 0.5784% 4/25/34 (d)(k)		1,227,794	1,027,485
Class B, 2.1184% 4/25/34 (d)(k)		137,653	77,787
Class M1, 0.7784% 4/25/34 (d)(k)		110,520	78,666
Class M2, 1.4184% 4/25/34 (d)(k)		102,106	70,777
Series 2004-2:
Class A, 0.6484% 8/25/34 (d)(k)		1,004,636	820,564
Class M1, 0.7984% 8/25/34 (d)(k)		169,108	122,928
Series 2004-3:
Class A1, 0.5884% 1/25/35 (d)(k)		2,252,607	1,760,919
Class A2, 0.6384% 1/25/35 (d)(k)		323,247	255,880
Class M1, 0.7184% 1/25/35 (d)(k)		388,852	270,926
Class M2, 1.2184% 1/25/35 (d)(k)		180,186	120,114
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (d)(k)		1,704,914	1,332,794
Class M1, 0.6484% 8/25/35 (d)(k)		84,907	49,736
Class M2, 0.6984% 8/25/35 (d)(k)		140,039	75,928
Class M3, 0.7184% 8/25/35 (d)(k)		77,480	41,109
Class M4, 0.8284% 8/25/35 (d)(k)		71,124	35,662
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (d)(k)		636,500	481,144
Class A2, 0.6184% 11/25/35 (d)(k)		630,768	479,321
Class M1, 0.6584% 11/25/35 (d)(k)		75,282	45,986
Class M2, 0.7084% 11/25/35 (d)(k)		95,578	54,869
Class M3, 0.7284% 11/25/35 (d)(k)		85,541	47,426
Class M4, 0.8184% 11/25/35 (d)(k)		106,575	52,217
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (d)(k)		1,477,373	1,097,066
Class B1, 1.6184% 1/25/36 (d)(k)		127,670	25,298
Class M1, 0.6684% 1/25/36 (d)(k)		476,572	282,476
Class M2, 0.6884% 1/25/36 (d)(k)		142,972	75,609
Class M3, 0.7184% 1/25/36 (d)(k)		208,799	102,449
Class M4, 0.8284% 1/25/36 (d)(k)		115,477	51,775
Class M5, 0.8684% 1/25/36 (d)(k)		115,477	44,232
Class M6, 0.9184% 1/25/36 (d)(k)		122,650	37,229
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class A2, 0.5784% 4/25/36 (d)(k)		$ 224,148	$ 167,007
Class M1, 0.5984% 4/25/36 (d)(k)		80,169	47,133
Class M2, 0.6184% 4/25/36 (d)(k)		84,703	46,466
Class M3, 0.6384% 4/25/36 (d)(k)		72,881	37,331
Class M4, 0.7384% 4/25/36 (d)(k)		41,299	19,355
Class M5, 0.7784% 4/25/36 (d)(k)		40,084	16,692
Class M6, 0.8584% 4/25/36 (d)(k)		79,925	29,760
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (d)(k)		4,058,140	3,031,151
Class A2, 0.4984% 7/25/36 (d)(k)		200,770	147,288
Class B1, 1.0884% 7/25/36 (d)(k)		75,171	25,330
Class B3, 2.9184% 7/25/36 (d)(k)		113,572	32,307
Class M1, 0.5284% 7/25/36 (d)(k)		210,650	126,148
Class M2, 0.5484% 7/25/36 (d)(k)		148,624	81,288
Class M3, 0.5684% 7/25/36 (d)(k)		123,280	66,363
Class M4, 0.6384% 7/25/36 (d)(k)		83,246	43,011
Class M5, 0.6884% 7/25/36 (d)(k)		102,318	51,393
Class M6, 0.7584% 7/25/36 (d)(k)		152,661	58,149
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (d)(k)		141,095	12,055
Class B2, 1.5684% 10/25/36 (d)(k)		101,766	4,238
Class B3, 2.8184% 10/25/36 (d)(k)		35,010	452
Class M4, 0.6484% 10/25/36 (d)(k)		155,936	40,543
Class M5, 0.6984% 10/25/36 (d)(k)		186,677	37,335
Class M6, 0.7784% 10/25/36 (d)(k)		365,404	54,811
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (d)(k)		812,318	576,746
Class A2, 0.4884% 12/25/36 (d)(k)		4,133,281	2,810,631
Class B1, 0.9184% 12/25/36 (d)(k)		126,378	16,896
Class B2, 1.4684% 12/25/36 (d)(k)		128,817	13,194
Class B3, 2.6684% 12/25/36 (d)(k)		219,367	14,025
Class M1, 0.5084% 12/25/36 (d)(k)		264,404	109,624
Class M2, 0.5284% 12/25/36 (d)(k)		176,269	66,023
Class M3, 0.5584% 12/25/36 (d)(k)		178,735	59,807
Class M4, 0.6184% 12/25/36 (d)(k)		213,865	59,547
Class M5, 0.6584% 12/25/36 (d)(k)		196,608	43,865
Class M6, 0.7384% 12/25/36 (d)(k)		176,269	31,765
Series 2007-1:
Class A2, 0.4884% 3/25/37 (d)(k)		900,246	585,160
Class B1, 0.8884% 3/25/37 (d)(k)		286,424	34,371
Class B2, 1.3684% 3/25/37 (d)(k)		207,672	20,767
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class B3, 3.5684% 3/25/37 (d)(k)		$ 316,177	$ 14,228
Class M1, 0.4884% 3/25/37 (d)(k)		252,019	93,247
Class M2, 0.5084% 3/25/37 (d)(k)		188,230	56,469
Class M3, 0.5384% 3/25/37 (d)(k)		166,934	45,072
Class M4, 0.5884% 3/25/37 (d)(k)		134,161	32,199
Class M5, 0.6384% 3/25/37 (d)(k)		209,428	39,791
Class M6, 0.7184% 3/25/37 (d)(k)		293,214	46,914
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (d)(k)		820,221	567,491
Class A2, 0.5384% 7/25/37 (d)(k)		766,386	445,392
Class B1, 1.8184% 7/25/37 (d)(k)		236,025	17,584
Class B2, 2.4684% 7/25/37 (d)(k)		204,345	9,492
Class B3, 3.5684% 7/25/37 (d)(k)		229,744	6,279
Class M1, 0.5884% 7/25/37 (d)(k)		269,112	85,693
Class M2, 0.6284% 7/25/37 (d)(k)		147,054	34,770
Class M3, 0.7084% 7/25/37 (d)(k)		149,104	26,857
Class M4, 0.8684% 7/25/37 (d)(k)		294,382	43,101
Class M5, 0.9684% 7/25/37 (d)(k)		259,504	32,611
Class M6, 1.2184% 7/25/37 (d)(k)		329,034	33,066
Series 2007-3:
Class A2, 0.5084% 7/25/37 (d)(k)		836,211	514,411
Class B1, 1.1684% 7/25/37 (d)(k)		203,246	26,091
Class B2, 1.8184% 7/25/37 (d)(k)		508,616	46,389
Class B3, 4.2184% 7/25/37 (d)(k)		203,757	8,658
Class M1, 0.5284% 7/25/37 (d)(k)		181,617	71,939
Class M2, 0.5584% 7/25/37 (d)(k)		194,660	64,755
Class M3, 0.5884% 7/25/37 (d)(k)		306,737	84,413
Class M4, 0.7184% 7/25/37 (d)(k)		481,623	110,882
Class M5, 0.8184% 7/25/37 (d)(k)		249,818	49,560
Class M6, 1.0184% 7/25/37 (d)(k)		190,493	31,492
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (d)(k)		314,902	4,724
Class B2, 3.6684% 9/25/37 (d)(k)		810,585	4,053
Class M1, 1.1684% 9/25/37 (d)(k)		302,802	36,336
Class M2, 1.2684% 9/25/37 (d)(k)		302,802	30,280
Class M4, 1.8184% 9/25/37 (d)(k)		774,464	46,468
Class M5, 1.9684% 9/25/37 (d)(k)		774,464	30,979
Class M6, 2.1684% 9/25/37 (d)(k)		775,968	19,399
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(m)		3,845,840	145,373
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(k)(m)		9,307,041	923,258
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4525% 3/11/39 (k)		$ 450,000	$ 378,453
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (d)(k)		433,287	409,556
Class J, 1.0572% 3/15/19 (d)(k)		407,118	342,971
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (d)(k)		655,330	612,437
Class E, 0.5072% 3/15/22 (d)(k)		3,607,157	3,339,077
Class F, 0.5572% 3/15/22 (d)(k)		2,235,922	2,030,599
Class G, 0.6072% 3/15/22 (d)(k)		537,549	475,141
Class H, 0.7572% 3/15/22 (d)(k)		655,330	565,903
Class J, 0.9072% 3/15/22 (d)(k)		655,330	529,225
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		299,947	302,353
Series 2004-PWR3 Class A3, 4.487% 2/11/41		679,788	694,408
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	573,091
Series 2006-T22 Class AJ, 5.5338% 4/12/38 (k)		400,000	363,856
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (k)		1,112,000	1,201,130
Series 2007-PW17 Class A1, 5.282% 6/11/50		558,525	565,955
Series 2007-T26 Class A1, 5.145% 1/12/45		271,909	273,577
Series 1999-C1:
Class G, 5.64% 2/14/31 (d)		70,000	60,819
Class I, 5.64% 2/14/31 (d)		205,000	100,700
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (d)(k)(m)		13,423,075	134
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,891,297
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (d)(k)(m)		21,680,723	305,581
Series 2006-T22:
Class A4, 5.5338% 4/12/38 (k)		237,000	263,014
Class B, 5.5338% 4/12/38 (d)(k)		200,000	164,263
Series 2007-BBA8:
Class K, 1.4072% 3/15/22 (d)(k)		120,000	70,936
Class L, 2.1072% 3/15/22 (d)(k)		253,568	127,225
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (d)(k)		304,000	150,155
Class C, 5.7154% 6/11/40 (d)(k)		255,000	99,691
Class D, 5.7154% 6/11/40 (d)(k)		255,000	89,756
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (d)(k)(m)		165,852,612	1,739,960
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T28:
Class A1, 5.422% 9/11/42		$ 20,688	$ 20,729
Class X2, 0.1654% 9/11/42 (d)(k)(m)		81,712,551	542,980
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (d)(k)		786,379	557,073
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)		2,235,000	2,335,805
Class XCL, 2.2784% 5/15/35 (d)(k)(m)		12,739,011	238,459
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (d)		800,000	648,654
Series 1998-2 Class J, 6.39% 11/18/30 (d)		489,102	74,392
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)		195,555	198,762
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (d)(k)		678,000	668,508
Class G, 0.5402% 8/15/21 (d)(k)		542,222	525,955
Class H, 0.5802% 8/15/21 (d)(k)		433,548	398,864
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,703,646
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)		2,847,005	2,784,211
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)		7,947,648	7,934,145
Class A4, 5.6978% 12/10/49 (k)		5,830,000	6,289,923
Series 2007-FL3A Class A2, 0.3472% 4/15/22 (d)(k)		6,878,000	6,600,689
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49		4,394,186	4,400,299
Class A4, 5.322% 12/11/49		14,623,000	15,191,601
Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (d)(k)		320,000	282,058
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,909,323
Class C, 5.476% 12/11/49		3,581,000	716,200
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (d)(k)	CAD	138,000	106,803
Class G, 5.01% 5/15/44 (d)(k)	CAD	30,000	21,011
Class H, 5.01% 5/15/44 (d)(k)	CAD	20,000	11,950
Class J, 5.01% 5/15/44 (d)(k)	CAD	20,000	10,903
Class K, 5.01% 5/15/44 (d)(k)	CAD	10,000	4,568
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Claregold Trust Series 2007-2A: - continued
Class L, 5.01% 5/15/44 (d)(k)	CAD	$ 36,000	$ 15,100
Class M, 5.01% 5/15/44 (d)(k)	CAD	165,000	63,697
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (k)		1,902,000	2,022,981
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	1,141,200
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (d)(k)		9,881,000	9,543,275
Class C, 0.4772% 4/15/17 (d)(k)		1,531,000	1,478,678
Class D, 0.5172% 4/15/17 (d)(k)		950,056	911,087
Class E, 0.5772% 4/15/17 (d)(k)		802,445	755,323
Class F, 0.6172% 4/15/17 (d)(k)		171,562	155,036
Class G, 0.7572% 4/15/17 (d)(k)		171,562	154,494
Class H, 0.8272% 4/15/17 (d)(k)		171,562	153,646
Class J, 1.0572% 4/15/17 (d)(k)		131,565	110,662
Series 2005-FL11:
Class B, 0.4572% 11/15/17 (d)(k)		175,588	168,564
Class C, 0.5072% 11/15/17 (d)(k)		1,451,600	1,379,020
Class D, 0.5472% 11/15/17 (d)(k)		75,490	70,960
Class E, 0.5972% 11/15/17 (d)(k)		268,371	249,585
Class F, 0.6572% 11/15/17 (d)(k)		185,934	169,200
Class G, 0.7072% 11/15/17 (d)(k)		128,880	114,059
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (d)(k)		2,710,000	2,479,650
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	529,489
Series 2004-RS1 Class A, 5.648% 3/3/41 (d)		1,029,512	993,479
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)		18,798	18,838
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,671,743
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)		3,306,000	3,286,880
Class AJFX, 5.478% 2/5/19 (d)		5,750,000	5,792,116
Series 2007-C9 Class A4, 5.8145% 12/10/49 (k)		4,209,000	4,606,178
Series 2001-J1A Class F, 6.6093% 2/16/34 (d)(k)		600,000	602,244
Series 2001-J2A Class F, 6.9937% 7/16/34 (d)(k)		199,000	202,199
Series 2005 C6 Class B, 5.242% 6/10/44 (k)		320,000	263,635
Series 2006-C8 Class XP, 0.469% 12/10/46 (k)(m)		17,446,965	190,050
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (d)		46,538	48,060
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Commercial Mortgage Acceptance Corp.: - continued
Series 1998-C1:
Class G, 6.21% 7/15/31 (d)		$ 554,000	$ 571,052
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (d)(k)		178,422	181,966
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (d)		550,000	469,565
Series 1999-C2 Class G, 6% 11/17/32		302,000	208,905
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (d)		190,000	182,623
Class F, 4.867% 6/9/28 (d)		645,000	564,161
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		17,590,000	18,393,898
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)		10,066,706	10,106,268
Class A3, 5.542% 1/15/49 (k)		3,804,000	4,007,465
Series 2007-C3 Class A4, 5.702% 6/15/39 (k)		28,438,000	29,672,522
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,643,531	10,911,609
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (k)(m)		12,142,531	175,095
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,817,802
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (d)(k)		6,783,000	4,883,760
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8072% 9/15/21 (d)(k)		270,208	257,837
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,902,200
Series 2002-CP5 Class A1, 4.106% 12/15/35		63,445	63,625
Series 2004-C1:
Class A3, 4.321% 1/15/37		193,338	194,336
Class A4, 4.75% 1/15/37		884,000	925,616
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		929,000	992,970
Series 1998-C1:
Class F, 6% 5/17/40 (d)		659,000	669,446
Class H, 6% 5/17/40 (d)		90,318	7,714
Series 1998-C2:
Class F, 6.75% 11/15/30 (d)		1,156,000	1,208,530
Class G, 6.75% 11/15/30 (d)		180,000	180,949
Series 2001-CK6 Class AX, 0.837% 8/15/36 (k)(m)		2,236,472	2,921
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (d)(k)(m)		3,822,293	1,189
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2003-C3:
Class D, 4.131% 5/15/38		$ 120,000	$ 118,368
Class J, 4.231% 5/15/38 (d)		300,000	207,354
Series 2006-C1 Class A3, 5.422% 2/15/39 (k)		7,052,699	7,394,635
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (d)(k)		721,000	627,270
Class C:
0.3772% 2/15/22 (d)(k)		1,864,711	1,585,004
0.4772% 2/15/22 (d)(k)		665,993	532,794
Class F, 0.5272% 2/15/22 (d)(k)		1,331,815	1,038,816
Class L, 2.1072% 2/15/22 (d)(k)		100,000	5,000
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		12,638,881	12,641,788
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (k)(m)		29,709,955	278,145
Class B, 5.487% 2/15/40 (d)(k)		2,907,000	436,050
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8684% 3/25/17 (d)(k)		160,000	132,700
CRESIX Finance Ltd. Series 2006-AA Class F, 4.4184% 3/25/17 (d)(k)		260,000	209,219
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	332,500
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.557% 11/10/46 (d)(k)		500,000	421,591
Class E, 5.557% 11/10/46 (d)(k)		240,000	195,628
Class F, 5.557% 11/10/46 (d)(k)		710,000	478,091
Class XB, 0.3189% 11/10/46 (d)(k)(m)		20,920,000	401,329
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	314,962
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2203% 6/10/31 (d)(k)		891,000	943,676
Series 2000-CKP1 Class B3, 8.1124% 11/10/33 (k)		230,000	228,987
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (d)		1,500,000	1,421,606
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (d)		320,000	306,809
FHLMC Multifamily Structured pass-thru Certificates:
Series K013 Class X3, 2.7896% 1/25/43 (k)(m)		820,000	143,115
Series KAIV Class X2, 3.6146% 6/25/41 (k)(m)		420,000	95,550
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (d)		770,000	769,968
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
First Union National Bank Commercial Mortgage Trust Series 2001-C4: - continued
Class K, 6% 12/12/33 (d)		$ 520,000	$ 517,096
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		66,969	67,051
Class G, 6.936% 3/15/33 (d)		1,642,000	1,620,647
Class H, 7.039% 3/15/33 (d)		63,000	62,627
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (d)(k)		443,000	444,679
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (d)		200,000	214,751
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.6617% 12/25/43 (k)(m)		1,640,000	266,560
Series K012 Class X3, 2.3656% 1/25/41 (k)(m)		1,800,000	246,474
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1635% 9/25/45 (d)(k)		1,290,000	1,192,550
Series 2011-K10 Class B, 4.5979% 11/25/49 (d)(k)		240,000	211,636
Series 2011-K11 Class B, 4.4198% 12/25/48 (d)(k)		750,000	649,889
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		1,478,140	1,419,014
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	11,875,989
Series 2001-1 Class X1, 1.1681% 5/15/33 (d)(k)(m)		2,925,971	17,502
Series 2001-3 Class C, 6.51% 6/10/38		287,000	287,386
Series 2002-1A Class H, 7.3574% 12/10/35 (d)(k)		65,000	64,893
Series 2007-C1 Class XP, 0.193% 12/10/49 (k)(m)		33,179,944	143,570
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	161,474
Series 1997-C2:
Class F, 6.75% 4/15/29 (k)		686,082	718,928
Class G, 6.75% 4/15/29 (k)		504,000	541,613
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		244,894	249,958
Series 1999-C2I Class K, 6.481% 9/15/33 (n)		385,000	161,568
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		65,401	65,495
Class J, 6.974% 8/15/36		226,000	216,104
Class K, 6.974% 8/15/36		427,000	142,579
Series 2000-C1 Class K, 7% 3/15/33		90,000	59,833
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	289,488
Series 2005-C1 Class X2, 0.554% 5/10/43 (k)(m)		6,942,902	31,222
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (d)(k)		$ 715,000	$ 695,470
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (d)		490,000	498,274
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,917,024
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,842,528
Series 2002-C1:
Class H, 5.903% 1/11/35 (d)		97,000	96,919
Class J, 6.306% 1/11/35 (d)		760,000	738,420
Series 2003-C2 Class J, 5.234% 1/5/36 (d)(k)		250,000	229,476
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (d)(k)(m)		24,282,818	83,703
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (k)		5,013,000	5,262,667
Class A4, 5.881% 7/10/38 (k)		9,540,000	10,387,219
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (d)(k)(m)		42,424,236	314,194
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (d)(k)		431,608	397,786
Class F, 0.6451% 6/6/20 (d)(k)		835,001	761,126
Class J, 1.9551% 6/6/20 (d)(k)		250,000	195,260
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (d)(k)		1,994,000	1,915,365
Class D, 2.3636% 3/6/20 (d)(k)		4,004,000	3,846,154
Class F, 2.8433% 3/6/20 (d)(k)		164,000	157,913
Class G, 3.0177% 3/6/20 (d)(k)		81,000	78,282
Class H, 3.5846% 3/6/20 (d)(k)		60,000	58,330
Class J, 4.4568% 3/6/20 (d)(k)		86,000	84,204
Class L, 6.4193% 3/6/20 (d)(k)		400,000	396,280
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		582,946	583,490
Series 1997-GL:
Class G, 7.5095% 7/13/30 (k)		803,488	894,523
Class H, 7.7995% 7/13/30 (d)(k)		230,000	247,158
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (d)(k)(m)		31,360,336	174,865
Series 2006-GG6 Class A2, 5.506% 4/10/38		6,386,741	6,377,735
Series 2006-RR2:
Class M, 5.6263% 6/23/46 (d)(k)		100,000	0
Class N, 5.6263% 6/23/46 (d)(k)		100,000	0
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
GS Mortgage Securities Corp. II: - continued
Series 2010-C1:
Class D, 6.0026% 8/10/43 (d)(k)		$ 290,000	$ 244,891
Class E, 4% 8/10/43 (d)		1,200,000	763,295
Class X, 1.5751% 8/10/43 (d)(k)(m)		6,296,485	588,721
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (d)		500,000	466,250
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		1,258,264	1,257,427
Series 2007-GG10:
Class A2, 5.778% 8/10/45		13,039,510	13,280,388
Class A4, 5.8001% 8/10/45 (k)		9,090,000	9,598,895
Series 2010-C2 Class XA, 0.6943% 12/10/43 (d)(k)		5,623,365	169,263
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.0558% 9/10/22 (d)(k)		1,120,000	1,078,865
JP Morgan Chase Commercial Mortgage Sec. Corp. Series 2011-C4 Class E, 5.3888% 7/15/46 (d)(k)		370,000	279,659
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6926% 12/5/27 (d)(k)		625,000	636,214
Series 2010-CNTR Class D, 6.3899% 8/5/32 (d)(k)		695,000	625,062
JP Morgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.3872% 2/15/19 (d)(k)		296,445	290,517
Series 2006-FL1A Class E, 0.5772% 2/15/20 (d)(k)		144,283	137,244
sequential payer:
Series 2006-CB14 Class A3B, 5.4764% 12/12/44 (k)		5,057,588	5,145,089
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		4,299,000	4,326,600
Class A3, 5.42% 1/15/49		8,142,000	8,622,321
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	134,041
Series 2004-LN2 Class D, 5.2072% 7/15/41 (k)		420,000	330,418
Series 2005-CB13 Class E, 5.348% 1/12/43 (d)(k)		963,000	67,410
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,245,074	10,493,569
Series 2005-LDP5 Class AJ, 5.4939% 12/15/44 (k)		280,000	247,192
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)		364,000	69,143
Class CS, 5.466% 1/15/49 (k)		157,000	26,674
Class ES, 5.5379% 1/15/49 (d)(k)		983,000	68,726
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
JP Morgan Chase Commercial Mortgage Securities Trust: - continued
Series 2010-C2:
Class D, 5.5308% 11/15/43 (d)(k)		$ 645,000	$ 557,262
Class XB, 0.7549% 11/15/43 (d)(k)(m)		3,600,000	150,583
JP Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		801,621	820,813
Series 2000-C9 Class G, 6.25% 10/15/32 (d)		226,439	226,010
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (d)(k)		500,000	485,000
Series 2002-C1 Class E, 6.135% 7/12/37 (d)		201,000	200,424
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (d)(k)		202,261	190,125
Class D, 5.192% 1/12/37		230,000	227,068
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3372% 11/15/18 (d)(k)		10,000,000	9,503,125
Class B, 0.3772% 11/15/18 (d)(k)		1,226,781	1,128,638
Class C, 0.4172% 11/15/18 (d)(k)		871,594	793,150
Class D, 0.4372% 11/15/18 (d)(k)		265,506	238,956
Class E, 0.4872% 11/15/18 (d)(k)		383,007	340,876
Class F, 0.5372% 11/15/18 (d)(k)		573,459	498,910
Class G, 0.5672% 11/15/18 (d)(k)		498,288	418,562
Class H, 0.7072% 11/15/18 (d)(k)		383,093	306,474
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,315,502
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)		776,913	792,555
Class A3, 5.336% 5/15/47		9,409,000	9,826,524
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (k)		6,670,000	7,042,003
Series 2007-LD11 Class A2, 5.8019% 6/15/49 (k)		5,340,000	5,428,767
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	548,472
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (k)		165,000	73,290
Class C, 5.7415% 2/12/49 (k)		424,000	172,810
Class D, 5.7415% 2/12/49 (k)		447,000	151,904
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9407% 7/15/44 (k)		21,615,000	23,053,132
Series 1998-C1 Class D, 6.98% 2/18/30		423,543	432,371
Series 1998-C4 Class G, 5.6% 10/15/35 (d)		583,000	611,625
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		$ 150,000	$ 143,418
Series 2005-C7:
Class AJ, 5.323% 11/15/40		950,000	839,285
Class AM, 5.263% 11/15/40 (k)		67,000	68,202
Series 2006-C1 Class A2, 5.084% 2/15/31		272,787	276,294
Series 2006-C6 Class A2, 5.262% 9/15/39 (k)		3,749,593	3,750,317
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,757,094	1,765,514
Class A3, 5.347% 11/15/38		1,417,000	1,484,483
Class AM, 5.378% 11/15/38		160,000	144,453
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)		39,800	39,870
Class A3, 5.398% 2/15/40		10,000,000	10,259,470
Class A4, 5.424% 2/15/40		5,434,000	5,791,117
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,141,100
Series 2007-C6 Class A2, 5.845% 7/15/40		9,900,007	10,110,056
Series 2001-C3 Class B, 6.512% 6/15/36		662,422	662,787
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,093,451
Series 2002-C1 Class J, 6.95% 3/15/34 (d)(k)		86,000	86,483
Series 2003-C7 Class L, 5.1147% 7/15/37 (d)(k)		284,000	177,106
Series 2004-C2:
Class G, 4.595% 3/15/36 (d)(k)		225,000	188,873
Class K, 5.2839% 3/15/36 (d)(k)		500,000	215,482
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	661,313
Series 2005-C3 Class XCP, 0.78% 7/15/40 (k)(m)		4,326,994	20,532
Series 2005-C5 Class A2, 4.885% 9/15/30		1,500	1,499
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		686,000	581,488
Series 2006-C4:
Class AJ, 5.8896% 6/15/38 (k)		480,000	381,935
Class AM, 5.8896% 6/15/38 (k)		500,000	474,499
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (k)(m)		8,763,693	116,110
Series 2007-C1 Class XCP, 0.472% 2/15/40 (k)(m)		3,265,697	32,765
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,529,435
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,169,738
Class XCP, 0.2822% 9/15/45 (k)(m)		142,728,719	1,216,334
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (d)(k)		608,683	539,294
Class E, 0.4972% 9/15/21 (d)(k)		2,196,145	1,920,946
Class F, 0.5472% 9/15/21 (d)(k)		1,143,094	989,668
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class G, 0.5672% 9/15/21 (d)(k)		$ 2,258,211	$ 1,875,422
Class H, 0.6072% 9/15/21 (d)(k)		582,579	461,606
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,384,754
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.7537% 6/25/43 (d)(k)		310,000	220,813
Series 2011-1 Class B, 5.7537% 6/25/43 (d)(k)		540,000	488,171
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4344% 10/12/39 (d)(k)	CAD	320,000	288,467
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (k)		545,123	565,969
Series 1998-C3 Class E, 6.8299% 12/15/30 (k)		173,000	183,027
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5049% 1/12/44 (k)		220,000	197,496
Series 2004-MKB1 Class F, 5.6506% 2/12/42 (d)(k)		180,000	170,515
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (k)		1,490,330	1,508,113
Series 2005-LC1 Class F, 5.3796% 1/12/44 (d)(k)		1,655,000	843,052
Series 2006-C1:
Class A2, 5.6285% 5/12/39 (k)		1,847,137	1,886,130
Class AJ, 5.6735% 5/12/39 (k)		160,000	130,204
Class AM, 5.6735% 5/12/39 (k)		100,000	95,888
Series 2007-C1 Class A4, 5.8267% 6/12/50 (k)		7,199,517	7,637,269
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,374,401
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (k)		798,048	778,535
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (k)		2,024,000	2,061,391
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		967,195	968,250
Class ASB, 5.133% 12/12/49 (k)		1,636,000	1,723,040
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,585,446
Class A4, 5.378% 8/12/48		76,000	77,908
Class B, 5.479% 8/12/48		5,706,000	2,314,639
Series 2007-6:
Class A1, 5.175% 3/12/51		25,414	25,460
Class A4, 5.485% 3/12/51 (k)		14,650,000	15,375,072
Series 2007-7 Class A4, 5.7436% 6/12/50 (k)		6,656,000	7,176,033
Series 2007-8 Class A1, 4.622% 8/12/49		79,866	79,903
Series 2006-4 Class XP, 0.6205% 12/12/49 (k)(m)		28,864,465	545,365
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-6 Class B, 5.635% 3/12/51 (k)		$ 1,902,000	$ 855,757
Series 2007-7 Class B, 5.7436% 6/12/50 (k)		166,000	44,041
Series 2007-8 Class A3, 5.9665% 8/12/49 (k)		1,640,000	1,742,513
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.407% 7/15/19 (d)(k)		357,716	214,630
Class H, 0.567% 7/15/19 (d)(k)		169,316	168,117
Class J, 0.638% 7/15/19 (d)(k)		354,000	313,000
Series 2007-XCLA Class A1, 0.408% 7/17/17 (d)(k)		651,746	593,089
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (d)(k)		1,092,000	987,038
Class D, 0.398% 10/15/20 (d)(k)		667,354	596,414
Class E, 0.458% 10/15/20 (d)(k)		834,661	737,631
Class F, 0.508% 10/15/20 (d)(k)		500,899	418,476
Class G, 0.548% 10/15/20 (d)(k)		619,188	484,286
Class H, 0.638% 10/15/20 (d)(k)		389,758	282,195
Class J, 0.788% 10/15/20 (d)(k)		444,903	267,149
Class MHRO, 0.898% 10/15/20 (d)(k)		595,092	499,877
Class MJPM, 1.208% 10/15/20 (d)(k)		28,251	25,426
Class NHRO, 1.098% 10/15/20 (d)(k)		903,133	722,506
sequential payer:
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (d)(k)(m)		5,035,925	50
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		367,079	348,725
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,643,030	2,665,414
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	574,062
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)		964,000	1,000,555
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		202,345	202,617
Class A4, 5.364% 3/15/44		10,000,000	10,585,870
Series 2007-T25 Class A1, 5.391% 11/12/49		178,585	178,915
Series 1997-RR Class F, 7.4021% 4/30/39 (d)(k)		170,509	166,246
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)		205,052	112,779
Series 1999-WF1:
Class N, 5.91% 11/15/31 (d)		210,000	171,163
Class O, 5.91% 11/15/31 (d)		197,950	51,468
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (d)(k)(m)		11,254,806	17,726
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Morgan Stanley Capital I Trust: - continued
Series 2004-IQ7 Class E, 5.4086% 6/15/38 (d)(k)		$ 120,000	$ 96,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (d)(k)		280,000	204,400
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (d)(k)(m)		16,930,454	81,063
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (d)(k)(m)		9,538,606	60,780
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (k)		1,120,738	1,127,360
Series 2006-IQ11:
Class A3, 5.694% 10/15/42 (k)		2,393,664	2,465,053
Class A4, 5.73% 10/15/42 (k)		570,000	625,926
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	643,840
Series 2006-T23 Class A3, 5.8184% 8/12/41 (k)		972,000	1,037,233
Series 2007-HQ12 Class A2, 5.5923% 4/12/49 (k)		11,782,370	11,865,377
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	2,962,618
Class B, 5.7233% 4/15/49 (k)		469,000	211,050
Series 2011-C1:
Class D, 5.2561% 9/15/47 (d)(k)		590,000	491,767
Class E, 5.2561% 9/15/47 (d)(k)		573,100	445,667
Series 2011-C2:
Class D, 5.319% 6/15/44 (d)(k)		580,000	493,725
Class E, 5.319% 6/15/44 (d)(k)		600,000	451,500
Class F, 5.319% 6/15/44 (d)(k)		550,000	401,500
Class XB, 0.4653% 6/15/44 (d)(k)(m)		9,001,008	268,590
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9029% 2/23/34 (k)		466,000	520,879
Series 2001-TOP3 Class E, 7.2899% 7/15/33 (d)(k)		150,000	129,196
Series 2003-TOP9 Class E, 5.7318% 11/13/36 (d)(k)		78,000	76,432
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (d)		519,069	549,078
Class G, 5% 8/20/30 (d)		361,875	357,574
Class J, 5% 8/20/30 (d)		195,000	184,732
Series 1999-SL Class X, 11/10/30 (m)		165,410	148,869
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)		1,050,000	1,083,423
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		741,551	771,213
RBSCF Trust Series 2010-MB1 Class D, 4.8264% 4/15/24 (d)(k)		480,000	449,250
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	$ 107,000	$ 87,628
Class G, 4.456% 9/12/38 (d)	CAD	54,000	42,216
Class H, 4.456% 9/12/38 (d)	CAD	36,000	26,271
Class J, 4.456% 9/12/38 (d)	CAD	36,000	24,462
Class K, 4.456% 9/12/38 (d)	CAD	18,000	10,738
Class L, 4.456% 9/12/38 (d)	CAD	26,000	14,378
Class M, 4.456% 9/12/38 (d)	CAD	128,859	36,543
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	92,549
Class G, 4.57% 4/12/23	CAD	42,000	29,485
Class H, 4.57% 4/12/23	CAD	42,000	28,193
Class J, 4.57% 4/12/23	CAD	42,000	26,969
Class K, 4.57% 4/12/23	CAD	21,000	12,905
Class L, 4.57% 4/12/23	CAD	63,000	37,067
Class M, 4.57% 4/12/23	CAD	185,000	48,502
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-C1 Class E, 6.31% 12/18/35		16,087	16,019
Series 2001-MMA:
Class E3, 6.5% 2/18/34 (d)(k)		200,000	199,355
Class E5, 6.5% 2/18/34 (d)(k)		900,000	906,091
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		133,985	134,412
Class F, 7.3% 10/12/34 (d)		473,000	474,064
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.9784% 8/15/39 (k)		170,000	154,713
Series 2007-C4 Class F, 5.9784% 8/15/39 (k)		820,000	558,951
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		270,000	256,740
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7822% 7/15/24 (d)(k)		110,000	45,903
Class G, 0.7822% 7/15/24 (d)(k)		200,000	72,033
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (d)		180,000	170,460
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (d)(k)		1,276,330	1,225,317
Series 2006-WL7A:
Class E, 0.4902% 9/15/21 (d)(k)		1,770,598	1,571,596
Class F, 0.5502% 9/15/21 (d)(k)		1,877,987	1,650,068
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class G, 0.5702% 9/15/21 (d)(k)		$ 1,779,101	$ 1,493,385
Class J, 0.8072% 9/15/21 (d)(k)		395,545	283,436
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (d)(k)		140,220	126,198
Class AP2, 1.0072% 6/15/20 (d)(k)		235,007	206,806
Class F, 0.6872% 6/15/20 (d)(k)		4,565,501	2,967,576
Class LXR1, 0.9072% 6/15/20 (d)(k)		233,916	187,132
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)		2,258,211	2,263,855
Series 2003-C8 Class A3, 4.445% 11/15/35		7,108,574	7,124,078
Series 2006-C27 Class A2, 5.624% 7/15/45		48,215	48,149
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	5,359,677
Series 2007-C30:
Class A3, 5.246% 12/15/43		1,633,000	1,654,760
Class A4, 5.305% 12/15/43		8,604,000	8,849,945
Class A5, 5.342% 12/15/43		2,036,000	2,119,496
Series 2007-C31 Class A4, 5.509% 4/15/47		4,299,000	4,580,670
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (k)		14,019,858	14,158,683
Class A3, 5.7428% 6/15/49 (k)		3,229,000	3,396,740
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(k)		903,000	887,866
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	333,442
Series 2004-C11:
Class D, 5.3658% 1/15/41 (k)		360,000	340,055
Class E, 5.4158% 1/15/41 (k)		327,000	281,073
Series 2004-C12 Class D, 5.3163% 7/15/41 (k)		280,000	261,622
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	262,447
Class C, 5.21% 8/15/41		170,000	169,786
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(k)		1,464,000	1,467,660
Class 180B, 5.3979% 10/15/41 (d)(k)		666,000	666,000
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,755,059
Series 2005-C22:
Class B, 5.3592% 12/15/44 (k)		4,218,000	3,209,421
Class F, 5.3592% 12/15/44 (d)(k)		3,171,000	1,406,916
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,536,251
Series 2007-C30:
Class B, 5.463% 12/15/43 (k)		10,505,000	5,954,097
Class C, 5.483% 12/15/43 (k)		5,706,000	2,824,818
Class D, 5.513% 12/15/43 (k)		3,044,000	1,200,240
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class XP, 0.4412% 12/15/43 (d)(k)(m)		$ 20,321,576	$ 205,167
Series 2007-C31 Class C, 5.6883% 4/15/47 (k)		522,000	248,498
Series 2007-C32:
Class D, 5.7428% 6/15/49 (k)		1,431,000	607,312
Class E, 5.7428% 6/15/49 (k)		2,252,000	709,828
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8992% 2/15/51 (k)		19,259,000	20,730,965
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (d)(m)		10,192,000	373,333
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 5.4179% 6/15/44 (d)		320,000	248,998
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (d)		1,500,000	1,425,450
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $700,938,711)			824,334,746
Municipal Securities - 0.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)		3,300,000	3,421,572
California Gen. Oblig. 7.5% 4/1/34		4,890,000	5,798,953
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	7,144,410
5.665% 3/1/18		5,425,000	5,815,763
Series 2011, 5.877% 3/1/19		5,175,000	5,533,628
TOTAL MUNICIPAL SECURITIES (Cost $25,568,263)			27,714,326
Foreign Government and Government Agency Obligations - 1.8%

Arab Republic of Egypt:
5.75% 4/29/20 (d)		1,055,000	1,065,550
6.875% 4/30/40 (d)		615,000	587,325
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,606,526	3,765,835
0.438% 8/3/12 (k)		4,238,750	4,084,365
2.5% 12/31/38 (c)		3,210,000	1,300,050
7% 9/12/13		6,570,000	6,639,350
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Argentine Republic: - continued
7% 10/3/15		$ 7,735,000	$ 7,248,769
Aruba Government 6.4% 9/6/15 (d)		185,000	192,400
Bahamian Republic 6.95% 11/20/29 (d)		855,000	944,775
Bahrain Kingdom 5.5% 3/31/20		550,000	534,875
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (d)		325,000	369,281
Belarus Republic:
8.75% 8/3/15 (Reg. S)		2,830,000	2,377,200
8.95% 1/26/18		1,560,000	1,294,800
Bermuda Government 5.603% 7/20/20 (d)		470,000	527,575
Brazilian Federative Republic:
6% 1/17/17		505,000	592,113
7.125% 1/20/37		815,000	1,079,875
8.25% 1/20/34		290,000	420,500
8.75% 2/4/25		545,000	798,425
10.125% 5/15/27		1,215,000	1,956,150
12.25% 3/6/30		660,000	1,260,600
Chilean Republic 7.125% 1/11/12		3,045,000	3,111,990
Colombian Republic:
4.375% 7/12/21		1,745,000	1,840,975
7.375% 1/27/17		1,350,000	1,653,750
7.375% 3/18/19		1,070,000	1,358,900
7.375% 9/18/37		2,130,000	2,864,850
10.375% 1/28/33		1,740,000	2,836,200
11.75% 2/25/20		1,050,000	1,674,750
Congo Republic 3% 6/30/29 (c)		1,562,750	1,101,739
Croatia Republic:
6.375% 3/24/21 (d)		1,725,000	1,699,125
6.625% 7/14/20 (d)		2,195,000	2,222,438
6.75% 11/5/19 (d)		2,005,000	2,049,210
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (d)		1,760,000	1,799,600
6.25% 7/27/21 (d)		1,285,000	1,307,488
7.4% 1/22/15 (d)		1,635,000	1,773,975
Dominican Republic:
1.2156% 8/30/24 (k)		1,350,000	1,188,000
7.5% 5/6/21 (d)		1,690,000	1,749,150
9.04% 1/23/18 (d)		967,284	1,085,777
9.5% 9/27/11 (Reg. S)		558,255	559,651
El Salvador Republic:
7.375% 12/1/19 (d)		745,000	832,538
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
El Salvador Republic: - continued
7.625% 2/1/41 (d)		$ 525,000	$ 544,688
7.65% 6/15/35 (Reg. S)		1,265,000	1,334,575
7.75% 1/24/23 (Reg. S)		1,070,000	1,195,725
8.25% 4/10/32 (Reg. S)		375,000	421,875
Gabonese Republic 8.2% 12/12/17 (d)		1,185,000	1,387,991
Georgia Republic 6.875% 4/12/21 (d)		1,245,000	1,282,350
Ghana Republic 8.5% 10/4/17 (d)		1,375,000	1,550,313
Hungarian Republic:
6.25% 1/29/20		2,250,000	2,317,500
6.375% 3/29/21		2,933,000	3,028,323
7.625% 3/29/41		1,488,000	1,564,260
Indonesian Republic:
4.875% 5/5/21 (d)		945,000	1,011,150
5.875% 3/13/20 (d)		1,560,000	1,797,900
6.625% 2/17/37 (d)		1,100,000	1,320,000
6.875% 1/17/18 (d)		1,105,000	1,314,950
7.75% 1/17/38 (d)		1,690,000	2,281,500
8.5% 10/12/35 (Reg. S)		1,360,000	1,951,600
11.625% 3/4/19 (d)		1,720,000	2,584,300
Islamic Republic of Pakistan 7.125% 3/31/16 (d)		3,610,000	3,113,625
Jordanian Kingdom 3.875% 11/12/15		1,020,000	969,000
Lebanese Republic:
4% 12/31/17		3,630,250	3,512,267
5.15% 11/12/18		550,000	540,925
Lithuanian Republic:
5.125% 9/14/17 (d)		430,000	446,125
6.125% 3/9/21 (d)		885,000	946,950
6.75% 1/15/15 (d)		1,215,000	1,336,500
7.375% 2/11/20 (d)		2,235,000	2,598,188
Peruvian Republic:
3% 3/7/27 (c)		435,000	378,450
5.625% 11/18/50		1,265,000	1,328,250
7.35% 7/21/25		1,550,000	2,015,000
8.75% 11/21/33		2,865,000	4,225,875
Philippine Republic:
5.5% 3/30/26		515,000	562,638
6.375% 1/15/32		515,000	606,413
6.375% 10/23/34		760,000	902,500
6.5% 1/20/20		805,000	965,034
7.5% 9/25/24		290,000	370,475
7.75% 1/14/31		390,000	522,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Philippine Republic: - continued
9.5% 2/2/30		$ 1,560,000	$ 2,402,400
9.875% 1/15/19		640,000	891,200
10.625% 3/16/25		1,145,000	1,822,039
Polish Government:
3.875% 7/16/15		840,000	873,600
5.125% 4/21/21		825,000	858,000
6.375% 7/15/19		1,450,000	1,667,500
Provincia de Cordoba 12.375% 8/17/17 (d)		1,260,000	1,251,810
Provincia de Neuquen Argentina 7.875% 4/26/21 (d)		520,000	520,000
Republic of Iceland 4.875% 6/16/16 (d)		570,000	561,450
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,900,000	4,336,500
Republic of Nigeria 6.75% 1/28/21 (d)		1,555,000	1,648,300
Republic of Senegal 8.75% 5/13/21 (d)		900,000	940,500
Republic of Serbia 6.75% 11/1/24 (d)		6,669,001	6,618,983
Russian Federation:
3.625% 4/29/15 (d)		1,100,000	1,134,430
7.5% 3/31/30 (Reg. S)		8,474,405	10,148,100
11% 7/24/18 (Reg. S)		385,000	549,588
12.75% 6/24/28 (Reg. S)		1,800,000	3,204,000
Turkish Republic:
5.625% 3/30/21		815,000	869,035
6% 1/14/41		350,000	349,125
6.75% 4/3/18		1,395,000	1,597,275
6.75% 5/30/40		805,000	884,534
6.875% 3/17/36		2,795,000	3,130,400
7% 9/26/16		1,360,000	1,557,200
7.25% 3/15/15		730,000	824,900
7.25% 3/5/38		1,400,000	1,635,200
7.375% 2/5/25		2,890,000	3,457,307
7.5% 7/14/17		1,285,000	1,516,300
7.5% 11/7/19		745,000	895,863
11.875% 1/15/30		960,000	1,641,600
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (d)		1,240,000	1,295,800
Ukraine Government:
6.25% 6/17/16 (d)		2,080,000	2,064,400
6.385% 6/26/12 (d)		1,535,000	1,555,723
6.75% 11/14/17 (d)		2,095,000	2,102,856
6.875% 9/23/15 (d)		1,080,000	1,107,000
7.65% 6/11/13 (d)		1,310,000	1,354,213
7.75% 9/23/20 (d)		1,430,000	1,476,475
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Ukraine Government: - continued
7.95% 2/23/21 (d)		$ 1,425,000	$ 1,474,875
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	581,788
United Mexican States:
5.125% 1/15/20		820,000	918,400
5.625% 1/15/17		490,000	562,275
5.75% 10/12/10		604,000	596,450
5.95% 3/19/19		300,000	354,750
6.05% 1/11/40		9,686,000	11,090,470
6.75% 9/27/34		720,000	896,400
7.5% 4/8/33		425,000	571,625
8.3% 8/15/31		420,000	605,850
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		1,970,000	2,620,100
8% 11/18/22		2,566,902	3,388,311
Venezuelan Republic:
6% 12/9/20		860,000	509,550
7% 3/31/38		815,000	456,400
7.75% 10/13/19 (Reg. S)		800,000	548,000
8.5% 10/8/14		735,000	659,663
9% 5/7/23 (Reg. S)		2,650,000	1,804,650
9.25% 9/15/27		1,910,000	1,337,000
9.25% 5/7/28 (Reg. S)		1,080,000	734,400
9.375% 1/13/34		1,035,000	706,388
10.75% 9/19/13		690,000	686,550
12.75% 8/23/22		3,605,000	3,145,363
13.625% 8/15/18		1,403,000	1,346,880
Vietnamese Socialist Republic:
1.274% 3/12/16 (k)		826,087	764,130
4% 3/12/28 (c)		3,195,000	2,619,900
6.75% 1/29/20 (d)		1,405,000	1,461,200
6.875% 1/15/16 (d)		2,105,000	2,247,088
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $211,907,076)			233,411,796
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $229,545)		242,000	256,394
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	$ 3,193,587
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	700	16,800
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,346,833
TOTAL CONVERTIBLE PREFERRED STOCKS		4,557,220
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
GMAC LLC 7.00% (d)	3,095	2,305,775
Real Estate Investment Trusts - 0.1%
Apartment Investment & Management Co. Series U, 7.75%	5,000	125,650
CBL & Associates Properties, Inc. 7.375%	7,720	181,497
Cedar Shopping Centers, Inc. 8.875%	5,000	115,350
Corporate Office Properties Trust Series H, 7.50%	5,000	125,450
Equity Lifestyle Properties, Inc. 8.034%	22,162	566,017
Essex Property Trust, Inc. Series H, 7.125%	9,354	235,440
Hersha Hospitality Trust Series B, 8.00%	10,300	231,132
LaSalle Hotel Properties Series H, 7.50%	10,000	240,300
PS Business Parks, Inc. 6.875%	10,000	255,000
Public Storage:
Series P, 6.50%	12,000	317,400
Series R, 6.35%	10,500	263,550
		2,656,786
TOTAL FINANCIALS		4,962,561
TOTAL PREFERRED STOCKS (Cost $10,484,952)		9,519,781
Floating Rate Loans - 0.5%
	Principal Amount (b)	Value
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1392% 12/27/14 (k)	$ 3,369,118	$ 3,057,475
Tranche C, term loan 2.1464% 12/27/15 (k)	2,116,232	1,920,481
		4,977,956
Automobiles - 0.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (k)	2,805,000	2,510,475
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (k)	2,129,300	1,948,310
Hotels, Restaurants & Leisure - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (k)	917,700	880,992
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	1,000,000
Las Vegas Sands LLC:
Tranche B, term loan 2.72% 11/23/16 (k)	2,429,914	2,244,633
Tranche I, term loan 2.72% 11/23/16 (k)	499,246	461,178
MGM Mirage, Inc. Tranche B, term loan 2/21/14 (k)	1,435,000	1,370,425
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (k)	1,295,000	1,256,150
		7,213,378
Leisure Equipment & Products - 0.0%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (k)	265,000	259,700
Tranche B 1LN, term loan 4.7665% 6/7/18 (k)	820,000	779,000
		1,038,700
Media - 0.1%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (k)	190,000	182,400
Clear Channel Capital I LLC Tranche B, term loan 3.8709% 1/29/16 (k)	5,481,432	4,138,481
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (k)	2,207,063	2,118,780
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,610,150
Univision Communications, Inc. term loan 4.4709% 3/31/17 (k)	3,361,098	2,890,544
		12,940,355
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (k)	2,075,000	1,929,750
Floating Rate Loans - continued
	Principal Amount (b)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (k)	$ 341,550	$ 315,934
TOTAL CONSUMER DISCRETIONARY		32,874,858
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (k)	1,411,463	1,319,717
U.S. Foodservice term loan 5.75% 3/31/17 (k)	1,745,625	1,658,344
		2,978,061
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (k)	2,065,634	1,983,009
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (k)	406,164	378,748
Real Estate Management & Development - 0.0%
CityCenter 8.75% 7/1/13 (k)	1,000,000	998,100
TOTAL FINANCIALS		1,376,848
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	2,655,000	2,455,875
Pharmaceuticals - 0.0%
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (k)	665,000	651,700
TOTAL HEALTH CARE		3,107,575
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (k)	2,795,000	2,599,350
US Airways Group, Inc. term loan 2.7208% 3/23/14 (k)	1,810,347	1,511,640
		4,110,990
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	545,000	485,050
Floating Rate Loans - continued
	Principal Amount (b)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (k)	$ 2,295,000	$ 2,200,331
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (k)	636,764	611,293
TOTAL INDUSTRIALS		7,407,664
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Avaya, Inc. Tranche B 3LN, term loan 4.8143% 10/26/17 (k)	1,964,862	1,719,254
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (k)	244,388	234,612
		1,953,866
IT Services - 0.0%
First Data Corp.:
term loan 4.2168% 3/24/18 (k)	4,169,306	3,460,524
Tranche B1, term loan 2.9668% 9/24/14 (k)	448,572	390,258
		3,850,782
TOTAL INFORMATION TECHNOLOGY		5,804,648
MATERIALS - 0.0%
Chemicals - 0.0%
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (k)	2,075,000	2,038,688
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (k)	2,065,000	2,023,700
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (k)	1,471,313	1,383,034
TOTAL MATERIALS		5,445,422
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (k)	1,630,000	1,334,563
Wireless Telecommunication Services - 0.1%
Asurion LLC:
term loan 9% 5/24/19 (k)	1,630,000	1,560,725
Floating Rate Loans - continued
	Principal Amount (b)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Asurion LLC: - continued
Tranche B, term loan 5.5% 5/24/18 (k)	$ 1,596,659	$ 1,496,868
Intelsat Jackson Holdings SA term loan 3.2461% 2/1/14 (k)	2,425,000	2,194,625
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (k)	3,254,798	2,994,414
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (k)	2,264,325	2,173,752
		10,420,384
TOTAL TELECOMMUNICATION SERVICES		11,754,947
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	374,063	359,100
TOTAL FLOATING RATE LOANS (Cost $75,516,451)		73,092,132
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	1,724,850	1,619,203
Goldman Sachs 1.25% 12/14/19 (k)	1,478,241	1,387,698
1.25% 12/14/19 (k)	114,036	107,051
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,837,259)		3,113,952
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,453,802)	2,243,000	2,523,893
Fixed-Income Funds - 24.1%
	Shares	Value
Fidelity Floating Rate Central Fund (l)	4,040,390	$ 389,816,805
Fidelity Mortgage Backed Securities Central Fund (l)	26,017,674	2,813,030,905
TOTAL FIXED-INCOME FUNDS (Cost $3,001,451,840)		3,202,847,710
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (e)(k)	1,312,000	1,119,469
TOTAL PREFERRED SECURITIES (Cost $637,030)		1,119,469
Cash Equivalents - 7.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $940,972,000)	$ 940,973,767	940,972,000
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $13,604,403,669)		14,440,494,781
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(1,131,828,494)
NET ASSETS - 100%		$ 13,308,666,287
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $480,000) (j)

	Sept. 2037	$ 2,394,690	$ (2,263,202)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,058,000) (j)	Sept. 2037	2,753,894	(2,602,682)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $651,000) (j)	Sept. 2037	1,676,283	(1,584,241)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $936,000) (j)	Sept. 2037	4,310,442	(4,073,762)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $347,750) (j)	Sept. 2037	1,556,549	(1,471,081)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (i)	August 2034	24,848	(13,794)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (i)

	Feb. 2034	$ 787	$ (742)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	24,273	(18,324)
TOTAL CREDIT DEFAULT SWAPS		$ 12,741,766	$ (12,027,828)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	1,769,220
		$ 212,741,766	$ (10,258,608)
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing - Security is in default.
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $945,972,940 or 7.1% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,320,913.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $774,414 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 616,780
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$940,972,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 224,089,286
HSBC Securities (USA), Inc.	335,541,489
ING Financial Markets LLC	3,857,049
Mizuho Securities USA, Inc.	377,484,176
$ 940,972,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 2,184,744
Fidelity Floating Rate Central Fund	17,915,798
Fidelity Mortgage Backed Securities Central Fund	69,652,250
Total	$ 89,752,792
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 176,393,059	$ -	$ 175,194,123*	$ -	0.0%
Fidelity Floating Rate Central Fund	392,753,749	17,915,799	25,008,160	389,816,805	14.3%
Fidelity Mortgage Backed Securities Central Fund	1,486,994,027	1,254,714,811	-	2,813,030,905	21.9%
Total	$ 2,056,140,835	$ 1,272,630,610	$ 200,202,283	$ 3,202,847,710
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,193,587	$ 3,193,587	$ -	$ -
Financials	4,979,361	2,656,786	2,322,575	-
Utilities	1,346,833	1,346,833	-	-
Corporate Bonds	3,054,263,103	-	3,053,043,348	1,219,755
U.S. Government and Government Agency Obligations	3,344,050,127	-	3,344,050,127	-
U.S. Government Agency - Mortgage Securities	2,218,652,712	-	2,218,652,712	-
Asset-Backed Securities	313,042,009	-	285,619,774	27,422,235
Collateralized Mortgage Obligations	191,580,631	-	189,706,216	1,874,415
Commercial Mortgage Securities	824,334,746	-	763,833,890	60,500,856
Municipal Securities	27,714,326	-	27,714,326	-
Foreign Government and Government Agency Obligations	233,411,796	-	233,033,346	378,450
Supranational Obligations	256,394	-	256,394	-
Floating Rate Loans	73,092,132	-	71,094,032	1,998,100
Sovereign Loan Participations	3,113,952	-	3,113,952	-
Bank Notes	2,523,893	-	2,523,893	-
Fixed-Income Funds	3,202,847,710	3,202,847,710	-	-
Preferred Securities	1,119,469	-	1,119,469	-
Cash Equivalents	940,972,000	-	940,972,000	-
Total Investments in Securities:	$ 14,440,494,781	$ 3,210,044,916	$ 11,137,056,054	$ 93,393,811
Derivative Instruments:
Assets
Swap Agreements	$ 1,769,220	$ -	$ 1,769,220	$ -
Liabilities
Swap Agreements	$ (12,027,828)	$ -	$ (11,994,969)	$ (32,859)
Total Derivative Instruments:	$ (10,258,608)	$ -	$ (10,225,749)	$ (32,859)
Other Financial Instruments:
Forward Commitments	$ 1,942,935	$ -	$ 1,942,935	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 101,440,167
Total Realized Gain (Loss)	5,843,549
Total Unrealized Gain (Loss)	15,875,504
Cost of Purchases	10,741,182
Proceeds of Sales	(23,568,281)
Amortization/Accretion	3,015,679
Transfers in to Level 3	26,747,247
Transfers out of Level 3	(46,701,236)
Ending Balance	$ 93,393,811
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 15,112,038
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (38,198)
Total Unrealized Gain (Loss)	5,339
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (32,859)
Realized gain (loss) on Swap Agreements for the period	$ 1,697
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ 5,339

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (12,027,828)
Interest Rate Risk
Swap Agreements (a)	1,769,220	-
Total Value of Derivatives	$ 1,769,220	$ (12,027,828)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $940,972,000) - See accompanying schedule: Unaffiliated issuers (cost $10,602,951,829)	$ 11,237,647,071
Fidelity Central Funds (cost $3,001,451,840)	3,202,847,710
Total Investments (cost $13,604,403,669)		$ 14,440,494,781
Commitment to sell securities on a delayed delivery basis	(815,689,377)
Receivable for securities sold on a delayed delivery basis	817,632,312	1,942,935
Receivable for investments sold, regular delivery		31,707,767
Cash		448,045
Receivable for swap agreements		1,795
Receivable for fund shares sold		16,429,334
Dividends receivable		36,812
Interest receivable		79,316,643
Distributions receivable from Fidelity Central Funds		8,885,302
Swap agreements, at value		1,769,220
Other receivables		50,064
Total assets		14,581,082,698

Liabilities
Payable for investments purchased Regular delivery	$ 87,193,179
Delayed delivery	1,151,453,549
Payable for swap agreements	168,416
Payable for fund shares redeemed	14,346,937
Distributions payable	1,584,073
Swap agreements, at value	12,027,828
Accrued management fee	3,551,757
Distribution and service plan fees payable	328,031
Other affiliated payables	1,704,863
Other payables and accrued expenses	57,778
Total liabilities		1,272,416,411

Net Assets		$ 13,308,666,287
Net Assets consist of:
Paid in capital		$ 12,485,578,226
Undistributed net investment income		76,238,459
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(81,628,048)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		828,477,650
Net Assets		$ 13,308,666,287

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,225,165,410 ÷ 110,999,655 shares)	$ 11.04

Maximum offering price per share (100/96.00 of $11.04)	$ 11.50
Class T: Net Asset Value and redemption price per share ($60,499,981 ÷ 5,487,333 shares)	$ 11.03

Maximum offering price per share (100/96.00 of $11.03)	$ 11.49
Class B: Net Asset Value and offering price per share ($9,224,948 ÷ 835,581 shares)A	$ 11.04

Class C: Net Asset Value and offering price per share ($63,866,634 ÷ 5,786,850 shares)A	$ 11.04

Total Bond: Net Asset Value, offering price and redemption price per share ($11,418,457,899 ÷ 1,034,671,416 shares)	$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($531,451,415 ÷ 48,219,447 shares)	$ 11.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2011

Investment Income
Dividends		$ 923,780
Interest		477,325,752
Income from Fidelity Central Funds		89,752,792
Total income		568,002,324

Expenses
Management fee	$ 41,287,595
Transfer agent fees	15,081,942
Distribution and service plan fees	3,612,185
Fund wide operations fee	4,507,655
Independent trustees' compensation	47,717
Miscellaneous	43,649
Total expenses before reductions	64,580,743
Expense reductions	(2,508)	64,578,235
Net investment income (loss)		503,424,089
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	257,125,433
Fidelity Central Funds	23,270,782
Foreign currency transactions	(2,232)
Swap agreements	(943,507)
Total net realized gain (loss)		279,450,476
Change in net unrealized appreciation (depreciation) on: Investment securities	(52,639,413)
Assets and liabilities in foreign currencies	160
Swap agreements	1,482,322
Delayed delivery commitments	2,063,473
Total change in net unrealized appreciation (depreciation)		(49,093,458)
Net gain (loss)		230,357,018
Net increase (decrease) in net assets resulting from operations		$ 733,781,107

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 503,424,089	$ 543,147,424
Net realized gain (loss)	279,450,476	409,784,472
Change in net unrealized appreciation (depreciation)	(49,093,458)	507,776,768
Net increase (decrease) in net assets resulting from operations	733,781,107	1,460,708,664
Distributions to shareholders from net investment income	(485,397,438)	(513,099,556)
Distributions to shareholders from net realized gain	(244,516,243)	(40,443,047)
Total distributions	(729,913,681)	(553,542,603)
Share transactions - net increase (decrease)	417,450,284	9,934,978
Total increase (decrease) in net assets	421,317,710	917,101,039

Net Assets
Beginning of period	12,887,348,577	11,970,247,538
End of period (including undistributed net investment income of $76,238,459 and undistributed net investment income of $75,166,700, respectively)	$ 13,308,666,287	$ 12,887,348,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss) C	.381	.428	.494	.488	.508
Net realized and unrealized gain (loss)	.187	.778	.231	(.189)	(.141)
Total from investment operations	.568	1.206	.725	.299	.367
Distributions from net investment income	(.367)	(.402)	(.447)	(.474)	(.470)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.578)	(.436)	(.515)	(.499)	(.487)
Net asset value, end of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total Return A,B	5.35%	11.97%	7.79%	2.93%	3.57%
Ratios to Average Net Assets E
Expenses before reductions	.83%	.82%	.80%	.80%	.77%
Expenses net of fee waivers, if any	.83%	.82%	.80%	.80%	.77%
Expenses net of all reductions	.83%	.82%	.80%	.80%	.77%
Net investment income (loss)	3.50%	4.00%	5.17%	4.77%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,225,165	$ 805,816	$ 107,998	$ 80,755	$ 48,076
Portfolio turnover rate D	168% F	130%	104% F	122%	116% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38
Income from Investment Operations
Net investment income (loss) C	.386	.426	.488	.489	.508
Net realized and unrealized gain (loss)	.186	.778	.233	(.191)	(.143)
Total from investment operations	.572	1.204	.721	.298	.365
Distributions from net investment income	(.371)	(.400)	(.443)	(.473)	(.468)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.582)	(.434)	(.511)	(.498)	(.485)
Net asset value, end of period	$ 11.03	$ 11.04	$ 10.27	$ 10.06	$ 10.26
Total Return A,B	5.39%	11.97%	7.74%	2.92%	3.55%
Ratios to Average Net Assets E
Expenses before reductions	.80%	.82%	.85%	.81%	.78%
Expenses net of fee waivers, if any	.80%	.82%	.85%	.81%	.78%
Expenses net of all reductions	.80%	.82%	.85%	.80%	.78%
Net investment income (loss)	3.54%	4.01%	5.12%	4.76%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,500	$ 71,349	$ 48,090	$ 38,574	$ 42,191
Portfolio turnover rate D	168% F	130%	104% F	122%	116% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss) C	.307	.351	.423	.413	.432
Net realized and unrealized gain (loss)	.177	.787	.233	(.190)	(.145)
Total from investment operations	.484	1.138	.656	.223	.287
Distributions from net investment income	(.293)	(.324)	(.378)	(.398)	(.390)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.504)	(.358)	(.446)	(.423)	(.407)
Net asset value, end of period	$ 11.04	$ 11.06	$ 10.28	$ 10.07	$ 10.27
Total Return A,B	4.54%	11.26%	7.01%	2.17%	2.77%
Ratios to Average Net Assets E
Expenses before reductions	1.52%	1.53%	1.53%	1.54%	1.53%
Expenses net of fee waivers, if any	1.52%	1.53%	1.53%	1.54%	1.53%
Expenses net of all reductions	1.52%	1.53%	1.53%	1.54%	1.53%
Net investment income (loss)	2.82%	3.29%	4.44%	4.03%	4.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,225	$ 13,017	$ 9,054	$ 9,645	$ 6,054
Portfolio turnover rate D	168% F	130%	104% F	122%	116% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss) C	.308	.354	.425	.413	.429
Net realized and unrealized gain (loss)	.187	.778	.232	(.189)	(.145)
Total from investment operations	.495	1.132	.657	.224	.284
Distributions from net investment income	(.294)	(.328)	(.379)	(.399)	(.387)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.505)	(.362)	(.447)	(.424)	(.404)
Net asset value, end of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total Return A,B	4.65%	11.20%	7.02%	2.18%	2.75%
Ratios to Average Net Assets E
Expenses before reductions	1.51%	1.50%	1.52%	1.53%	1.55%
Expenses net of fee waivers, if any	1.51%	1.50%	1.52%	1.53%	1.55%
Expenses net of all reductions	1.51%	1.50%	1.52%	1.53%	1.55%
Net investment income (loss)	2.83%	3.32%	4.45%	4.03%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,867	$ 91,439	$ 55,958	$ 28,786	$ 18,890
Portfolio turnover rate D	168% F	130%	104% F	122%	116% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss) B	.423	.466	.527	.524	.543
Net realized and unrealized gain (loss)	.187	.778	.232	(.189)	(.143)
Total from investment operations	.610	1.244	.759	.335	.400
Distributions from net investment income	(.409)	(.440)	(.481)	(.510)	(.503)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.620)	(.474)	(.549)	(.535)	(.520)
Net asset value, end of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total Return A	5.76%	12.37%	8.17%	3.29%	3.89%
Ratios to Average Net Assets D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.89%	4.37%	5.52%	5.12%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,418,458	$ 11,342,385	$ 10,863,828	$ 9,976,432	$ 6,450,177
Portfolio turnover rate C	168% E	130%	104% E	122%	116% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38
Income from Investment Operations
Net investment income (loss) B	.413	.458	.518	.516	.527
Net realized and unrealized gain (loss)	.178	.788	.224	(.186)	(.134)
Total from investment operations	.591	1.246	.742	.330	.393
Distributions from net investment income	(.400)	(.432)	(.474)	(.505)	(.496)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.611)	(.466)	(.542)	(.530)	(.513)
Net asset value, end of period	$ 11.02	$ 11.04	$ 10.26	$ 10.06	$ 10.26
Total Return A	5.58%	12.41%	7.99%	3.24%	3.83%
Ratios to Average Net Assets D
Expenses before reductions	.54%	.52%	.53%	.51%	.50%
Expenses net of fee waivers, if any	.54%	.52%	.53%	.51%	.50%
Expenses net of all reductions	.54%	.52%	.53%	.51%	.49%
Net investment income (loss)	3.80%	4.30%	5.45%	5.06%	5.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 531,451	$ 509,388	$ 884,991	$ 947,791	$ 348,636
Portfolio turnover rate C	168% E	130%	104% E	122%	116% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. The Fund offered Class F shares during the period June 26, 2009 through September 30, 2010, and all outstanding shares were redeemed by September 30, 2010. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligation, sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swap agreements, foreign currency transactions, defaulted bonds, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 723,188,054
Gross unrealized depreciation	(89,133,217)
Net unrealized appreciation (depreciation) on securities and other investments	$ 634,054,837

Tax Cost	$ 13,806,439,944

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 80,618,051
Undistributed long-term capital gain	$ 116,618,775
Net unrealized appreciation (depreciation)	$ 625,918,892

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 677,298,053	$ 553,542,603
Long-term Capital Gains	52,615,628	-
Total	$ 729,913,681	$ 553,542,603

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (2,782,934)	$ 2,500,802
Interest Rate Risk
Swap Agreements	1,839,427	(1,018,480)
Totals (a)	$ (943,507)	$ 1,482,322

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $12,741,766 representing .10% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $3,190,824,108 and $2,277,800,474, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,645,446	$ 5,924
Class T	-%	.25%	131,619	-
Class B	.65%	.25%	97,724	70,655
Class C	.75%	.25%	737,396	151,236
			$ 3,612,185	$ 227,815

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34,757
Class T	6,074
Class B*	19,720
Class C*	14,647
$ 75,198

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,477,282.23
Class T	105,204.20
Class B	29,262.27
Class C	115,277.16
Total Bond	11,384,579.10
Institutional Class	970,338.19
	$ 15,081,942

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Exchange In-Kind. During the period, the Fund redeemed in-kind 1,615,765 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $175,194,123 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $23,164,788 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $43,649 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less

Annual Report

9. Security Lending - continued

rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $191,242.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $59 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,449.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011 A	2010 A
From net investment income
Class A	$ 35,129,345	$ 12,047,548
Class T	1,855,789	2,077,349
Class B	296,985	318,564
Class C	2,026,950	2,301,111
Total Bond	427,026,328	466,064,893
Class F	129,141	3,199,988
Institutional Class	18,932,900	27,090,103
Total	$ 485,397,438	$ 513,099,556
From net realized gain
Class A	$ 17,070,006	$ 414,764
Class T	1,197,314	166,992
Class B	247,157	32,729
Class C	1,677,741	224,151
Total Bond	214,891,467	37,012,590
Class F	-	328,077
Institutional Class	9,432,558	2,263,744
Total	$ 244,516,243	$ 40,443,047

A All Class F shares were redeemed on September 30, 2010.

Annual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011A	2010A	2011A	2010A
Class A
Shares sold	70,407,747	81,938,740	$ 764,123,344	$ 881,456,370
Reinvestment of distributions	4,687,391	1,085,950	50,970,385	11,735,735
Shares redeemed	(36,997,892)	(20,631,216)	(404,102,564)	(224,850,719)
Net increase (decrease)	38,097,246	62,393,474	$ 410,991,165	$ 668,341,386
Class T
Shares sold	5,910,533	5,482,327	$ 64,536,331	$ 59,090,633
Reinvestment of distributions	246,104	193,214	2,672,918	2,057,888
Shares redeemed	(7,131,049)	(3,897,766)	(77,181,315)	(41,737,610)
Net increase (decrease)	(974,412)	1,777,775	$ (9,972,066)	$ 19,410,911
Class B
Shares sold	164,162	634,184	$ 1,801,729	$ 6,787,446
Reinvestment of distributions	41,104	24,969	447,251	266,359
Shares redeemed	(547,045)	(362,539)	(5,927,269)	(3,860,818)
Net increase (decrease)	(341,779)	296,614	$ (3,678,289)	$ 3,192,987
Class C
Shares sold	2,834,490	5,045,673	$ 30,988,336	$ 53,748,889
Reinvestment of distributions	299,725	208,443	3,259,076	2,222,830
Shares redeemed	(5,620,712)	(2,426,055)	(60,917,944)	(25,927,799)
Net increase (decrease)	(2,486,497)	2,828,061	$ (26,670,532)	$ 30,043,920
Total Bond
Shares sold	384,874,413	422,908,452	$ 4,191,107,190	$ 4,503,077,533
Reinvestment of distributions	56,207,634	45,440,114	611,374,414	483,982,145
Shares redeemed	(432,717,356)	(499,273,762)	(4,723,560,620)	(5,322,918,715)
Net increase (decrease)	8,364,691	(30,925,196)	$ 78,920,984	$ (335,859,037)
Class F
Shares sold	320,292	22,658,279	$ 3,532,515	$ 240,489,270
Reinvestment of distributions	11,655	330,686	129,141	3,528,064
Shares redeemed	(5,214,738)	(18,138,196)	(57,498,547)	(194,727,472)
Net increase (decrease)	(4,882,791)	4,850,769	$ (53,836,891)	$ 49,289,862
Institutional Class
Shares sold	9,397,783	7,672,038	$ 102,168,317	$ 81,533,429
Reinvestment of distributions	2,572,592	2,731,098	27,946,248	29,005,332
Shares redeemed	(9,899,063)	(50,480,446)	(108,418,652)	(535,023,812)
Net increase (decrease)	2,071,312	(40,077,310)	$ 21,695,913	$ (424,485,051)

A All Class F shares were redeemed on September 30, 2010.

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	10/17/11	10/14/11	$0.136
Class T	10/17/11	10/14/11	$0.136
Class B	10/17/11	10/14/11	$0.136
Class C	10/17/11	10/14/11	$0.136

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2011 $169,234,402, or, if subsequently determined to be different, the net capital gain of such year.

A total of 14.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $303,883,988 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATB-UANN-1011
1.804574.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Institutional Class

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity® Total Bond Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Life of fundA
Institutional Class B	5.58%	6.56%	5.92%

A From October 15, 2002.

B The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity® Total Bond Fund, the original retail class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Total Bond Fund - Institutional Class on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index Index performed over the same period. The initial offering of Institutional Class took place on June 16, 2004. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity Advisor® Total Bond Fund: For the year, the fund's Institutional Class shares returned 5.58%, outpacing the Barclays Capital® U.S. Aggregate Bond Index and the 4.81% return of the Barclays Capital U.S. Universal Bond Index. As I review performance, I'll address the aggregate of my direct investments and those I made in Fidelity's fixed-income central funds. Versus the Aggregate Bond index, sector allocation and security selection within the investment-grade portion of the fund provided the biggest boost. Specifically, an out-of-index stake in Treasury Inflation-Protected Securities (TIPS) contributed, as did a significant overweighting in commercial mortgage-backed securities (CMBS). Good picks among residential mortgage-backed securities worked to our advantage, making up for the unhelpful decision to underweight agency MBS. Out-of-index holdings in collateralized mortgage obligations (CMOs) contributed as well, along with allocations to high-yield corporate and emerging-markets bonds. However, the fund's positioning among high-grade corporates showed mixed results. An emphasis on financials detracted, although we had good security selection there and also benefited from overweighting utilities.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.82%
Actual		$ 1,000.00	$ 1,040.90	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Class T	.77%
Actual		$ 1,000.00	$ 1,041.10	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class B	1.50%
Actual		$ 1,000.00	$ 1,037.30	$ 7.70
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class C	1.49%
Actual		$ 1,000.00	$ 1,037.40	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Total Bond	.45%
Actual		$ 1,000.00	$ 1,042.80	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,041.50	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations 68.0%	U.S. Government and U.S. Government Agency Obligations 60.6%
AAA 6.8%	AAA 7.4%
AA 2.6%	AA 3.0%
A 6.6%	A 6.7%
BBB 11.3%	BBB 11.2%
BB and Below 10.0%	BB and Below 11.5%
Not Rated 0.9%	Not Rated 0.8%
Equities 0.1%	Equities 0.2%
Short-Term Investments and Net Other Assets † (6.3)%	Short-Term Investments and Net Other Assets † (1.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	6.2	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	4.3	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011 *	As of February 28, 2011 **
Corporate Bonds 23.1%	Corporate Bonds 24.6%
U.S. Government and U.S. Government Agency Obligations 68.0%	U.S. Government and U.S. Government Agency Obligations 60.6%
Asset-Backed Securities 2.4%	Asset-Backed Securities 2.5%
CMOs and Other Mortgage Related Securities 7.6%	CMOs and Other Mortgage Related Securities 8.3%
Municipal Bonds 0.2%	Municipal Bonds 0.3%
Stocks 0.1%	Stocks 0.2%
Other Investments 4.9%	Other Investments 4.9%
Short-Term Investments and Net Other Assets † (6.3)%	Short-Term Investments and Net Other Assets † (1.4)%

* Foreign investments	5.3%	** Foreign investments	6.2%
* Futures and Swaps	1.1%	** Futures and Swaps	1.4%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 23.0%
		Principal Amount (b)	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		$ 270,000	$ 270,000
Inland Real Estate Corp. 4.625% 11/15/26		233,000	232,720
			502,720
Nonconvertible Bonds - 23.0%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11		6,978,000	6,979,968
Dana Holding Corp.:
6.5% 2/15/19		575,000	557,750
6.75% 2/15/21		1,370,000	1,328,900
Delphi Corp.:
5.875% 5/15/19 (d)		990,000	960,300
6.125% 5/15/21 (d)		920,000	892,400
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,520,050
7.75% 8/15/18		1,400,000	1,400,000
			13,639,368
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (d)		575,000	583,625
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (d)		2,160,000	1,863,000
8.25% 6/15/21 (d)		1,070,000	912,175
Ford Motor Co. 7.45% 7/16/31		2,715,000	2,969,637
			6,328,437
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19		1,255,000	1,220,488
6.5% 5/20/21		790,000	774,200
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		1,405,000	1,260,988
			3,255,676
Diversified Consumer Services - 0.0%
Visant Corp. 10% 10/1/17		1,320,000	1,280,400
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.2%
Ameristar Casinos, Inc. 7.5% 4/15/21 (d)		$ 1,620,000	$ 1,603,800
Chukchansi Economic Development Authority 8% 11/15/13 (d)		765,000	558,450
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (d)		2,590,000	2,564,100
11.5% 1/15/17 pay-in-kind (d)(k)		622,794	596,879
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (d)		2,675,000	2,507,813
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,708,575
Host Marriott LP 6.375% 3/15/15		250,000	252,500
ITT Corp. 7.375% 11/15/15		250,000	276,250
MGM Mirage, Inc.:
6.625% 7/15/15		2,315,000	2,118,225
7.5% 6/1/16		2,160,000	1,965,600
7.625% 1/15/17		3,420,000	3,112,200
11.375% 3/1/18		1,490,000	1,571,950
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (d)(k)		1,595,000	1,339,800
NCL Corp. Ltd. 9.5% 11/15/18 (d)		1,125,000	1,164,375
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	479,508
yankee:
7.25% 6/15/16		3,985,000	4,064,700
7.5% 10/15/27		3,070,000	2,885,800
Times Square Hotel Trust 8.528% 8/1/26 (d)		630,955	706,930
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		784,000	864,360
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		970,000	1,050,025
			31,391,840
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	355,833
5.875% 1/15/36		14,352,000	14,650,766
6.375% 6/15/14		3,374,000	3,765,472
KB Home 7.25% 6/15/18		1,430,000	1,201,200
Lennar Corp. 6.95% 6/1/18		1,955,000	1,779,050
Reliance Intermediate Holdings LP 9.5% 12/15/19 (d)		2,125,000	2,252,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 5,510,000	$ 4,821,250
10.75% 9/15/16		2,370,000	2,346,300
			31,172,371
Media - 1.7%
Allbritton Communications Co. 8% 5/15/18		2,630,000	2,603,700
AMC Networks, Inc. 7.75% 7/15/21 (d)		1,045,000	1,092,025
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	613,059
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,483,200
8.625% 9/15/17		1,505,000	1,591,538
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (d)(k)		2,835,000	2,835,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)		8,280,000	8,611,200
Checkout Holding Corp. 0% 11/15/15 (d)		800,000	472,000
Citadel Broadcasting Corp. 7.75% 12/15/18 (d)		2,275,000	2,451,313
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,632,778
5.15% 3/1/20		435,000	495,313
5.7% 5/15/18		14,629,000	16,943,483
6.4% 3/1/40		4,490,000	5,085,688
6.45% 3/15/37		2,196,000	2,433,486
6.55% 7/1/39		9,000,000	10,260,063
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,739,920
CSC Holdings LLC 8.625% 2/15/19		565,000	622,913
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,614,556
6.35% 6/1/40		6,392,000	7,196,516
Globo Comunicacoes e Participacoes SA 6.25% (c)(d)(e)		2,935,000	3,067,075
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (d)		920,000	736,000
Insight Communications, Inc. 9.375% 7/15/18 (d)		2,030,000	2,314,200
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (d)		660,000	646,800
NBCUniversal Media LLC:
3.65% 4/30/15		3,514,000	3,727,936
5.15% 4/30/20		11,614,000	12,863,573
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC: - continued
6.4% 4/30/40		$ 18,278,000	$ 20,649,662
News America Holdings, Inc. 7.75% 12/1/45		170,000	200,205
News America, Inc.:
6.15% 3/1/37		2,970,000	3,101,366
6.15% 2/15/41		12,939,000	13,489,774
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17		1,693,000	1,693,000
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		2,770,000	2,880,800
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (d)		2,915,000	2,885,850
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	3,991,680
7.75% 3/15/16		2,485,000	2,460,150
Time Warner Cable, Inc.:
5.4% 7/2/12		3,048,000	3,157,164
5.85% 5/1/17		7,607,000	8,571,918
6.2% 7/1/13		2,898,000	3,151,734
6.75% 7/1/18		13,763,000	16,193,670
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,239,556
5.875% 11/15/16		368,000	428,377
6.2% 3/15/40		10,492,000	11,250,162
6.5% 11/15/36		9,243,000	10,310,945
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		850,000	843,625
Univision Communications, Inc. 6.875% 5/15/19 (d)		1,300,000	1,202,500
Viacom, Inc.:
3.5% 4/1/17		7,993,000	8,264,538
6.75% 10/5/37		1,460,000	1,700,991
			222,801,002
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		2,375,000	1,965,313
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		1,105,000	1,143,675
Burlington Coat Factory Warehouse Corp. 10% 2/15/19 (d)		2,564,000	2,390,930
J. Crew Group, Inc. 8.125% 3/1/19		2,249,000	1,956,630
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		2,260,000	2,316,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc. 7.375% 10/1/12		$ 554,000	$ 590,218
Toys 'R' Us, Inc. 7.375% 9/1/16 (d)		1,200,000	1,164,000
			9,561,953
TOTAL CONSUMER DISCRETIONARY			321,396,360
CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13		8,433,000	8,660,387
5.375% 11/15/14		1,207,000	1,363,335
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	231,750
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,100,343
FBG Finance Ltd. 5.125% 6/15/15 (d)		3,662,000	4,052,626
			15,408,441
Food & Staples Retailing - 0.1%
Albertsons, Inc.:
7.45% 8/1/29		155,000	122,450
8% 5/1/31		765,000	631,125
BFF International Ltd. 7.25% 1/28/20 (d)		800,000	862,000
CVS Caremark Corp. 4.125% 5/15/21		4,050,000	4,101,192
Rite Aid Corp.:
9.375% 12/15/15		795,000	719,475
9.5% 6/15/17		1,590,000	1,391,250
SUPERVALU, Inc. 8% 5/1/16		865,000	865,000
Tops Markets LLC 10.125% 10/15/15		1,360,000	1,377,000
US Foodservice, Inc. 8.5% 6/30/19 (d)		480,000	453,600
			10,523,092
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (d)		9,457,000	11,245,413
Gruma SAB de CV 7.75% (Reg. S)		985,000	980,075
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,061,401
5.625% 11/1/11		588,000	592,200
6.125% 2/1/18		10,623,000	12,559,722
6.5% 8/11/17		10,238,000	12,365,303
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.75% 2/19/14		$ 540,000	$ 610,352
MHP SA 10.25% 4/29/15 (d)		510,000	512,550
			50,927,016
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18		2,065,000	2,147,600
Tobacco - 0.5%
Altria Group, Inc.:
8.5% 11/10/13		326,000	373,920
9.7% 11/10/18		23,631,000	31,203,838
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,953,424
5.65% 5/16/18		7,161,000	8,438,852
Reynolds American, Inc.:
6.75% 6/15/17		3,719,000	4,378,542
7.25% 6/15/37		5,056,000	5,632,293
			59,980,869
TOTAL CONSUMER STAPLES			138,987,018
ENERGY - 3.3%
Energy Equipment & Services - 0.3%
Calfrac Holdings LP 7.5% 12/1/20 (d)		1,570,000	1,522,900
DCP Midstream LLC 5.35% 3/15/20 (d)		8,816,000	9,711,291
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,372,472
6.5% 4/1/20		738,000	837,136
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)		3,230,000	3,068,500
Exterran Holdings, Inc. 7.25% 12/1/18 (d)		2,250,000	2,160,000
Forbes Energy Services Ltd. 9% 6/15/19 (d)		1,080,000	1,015,200
Hornbeck Offshore Services, Inc. 8% 9/1/17		1,450,000	1,435,500
Noble Holding International Ltd. 3.45% 8/1/15		632,000	669,750
Oil States International, Inc. 6.5% 6/1/19 (d)		710,000	708,225
Precision Drilling Corp.:
6.5% 12/15/21 (d)		170,000	171,700
6.625% 11/15/20		1,890,000	1,899,450
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13		$ 2,173,000	$ 2,310,583
5.15% 3/15/13		2,840,000	2,990,937
			39,873,644
Oil, Gas & Consumable Fuels - 3.0%
Afren PLC 11.5% 2/1/16 (d)		795,000	826,800
Alpha Natural Resources, Inc.:
6% 6/1/19		1,225,000	1,218,875
6.25% 6/1/21		835,000	826,650
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	544,873
6.375% 9/15/17		19,790,000	22,837,799
Antero Resources Finance Corp.:
7.25% 8/1/19 (d)		1,580,000	1,504,950
9.375% 12/1/17		2,915,000	3,089,900
BW Group Ltd. 6.625% 6/28/17 (d)		3,688,000	3,452,886
Canadian Natural Resources Ltd.:
5.15% 2/1/13		5,610,000	5,916,216
5.7% 5/15/17		16,295,000	19,029,676
Chesapeake Energy Corp. 6.875% 11/15/20		635,000	669,925
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,992,090
5.75% 2/1/19		2,930,000	3,489,952
CONSOL Energy, Inc.:
8% 4/1/17		2,320,000	2,447,600
8.25% 4/1/20		650,000	692,250
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (d)		800,000	764,000
Denbury Resources, Inc. 6.375% 8/15/21		1,710,000	1,662,975
Drummond Co., Inc.:
7.375% 2/15/16		6,015,000	6,075,150
9% 10/15/14 (d)		3,045,000	3,143,963
DTEK Finance BV 9.5% 4/28/15 (d)		600,000	610,500
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,064,026
Duke Energy Field Services:
5.375% 10/15/15 (d)		1,524,000	1,721,619
6.45% 11/3/36 (d)		1,801,000	2,033,803
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,347,769
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Holdings Finance Corp. 5.8% 5/1/14		$ 3,602,000	$ 3,974,094
Energy Transfer Equity LP 7.5% 10/15/20		2,155,000	2,208,875
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	530,172
5.65% 4/1/13		697,000	739,976
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19 (d)		1,650,000	1,617,000
Frontier Oil Corp.:
6.875% 11/15/18		485,000	499,550
8.5% 9/15/16		1,950,000	2,057,250
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)		4,818,000	4,964,226
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)		221,000	263,393
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (d)		850,000	884,000
7% 5/5/20 (d)		1,635,000	1,757,625
8.375% 7/2/13 (d)		1,420,000	1,528,346
9.125% 7/2/18 (d)		1,855,000	2,230,638
11.75% 1/23/15 (d)		1,860,000	2,241,300
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (d)		1,790,000	1,709,450
7.75% 2/1/21 (d)		1,950,000	1,940,250
8.625% 4/15/20		2,685,000	2,872,950
Marathon Petroleum Corp. 5.125% 3/1/21 (d)		6,178,000	6,588,429
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)		10,834,000	11,653,256
Motiva Enterprises LLC:
5.75% 1/15/20 (d)		4,187,000	4,862,422
6.85% 1/15/40 (d)		5,937,000	7,564,914
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,450,000	1,547,875
Nakilat, Inc. 6.067% 12/31/33 (d)		1,975,000	2,133,000
Nexen, Inc.:
5.2% 3/10/15		1,133,000	1,238,570
5.875% 3/10/35		240,000	226,592
6.2% 7/30/19		603,000	697,110
6.4% 5/15/37		13,102,000	13,443,622
NGPL PipeCo LLC 6.514% 12/15/12 (d)		10,209,000	10,562,446
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (d)		555,000	555,000
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	353,750
8.125% 3/30/18		2,530,000	2,150,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pacific Rubiales Energy Corp. 8.75% 11/10/16		$ 1,093,000	$ 1,218,695
Pan American Energy LLC 7.875% 5/7/21 (d)		4,370,000	4,522,950
Pemex Project Funding Master Trust:
5.75% 3/1/18		645,000	715,950
6.625% 6/15/35		945,000	1,044,225
Petro-Canada:
6.05% 5/15/18		3,850,000	4,459,309
6.8% 5/15/38		8,950,000	10,476,297
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,447,962
5.75% 1/20/20		18,708,000	20,296,085
6.875% 1/20/40		470,000	531,100
7.875% 3/15/19		10,517,000	12,793,931
8.375% 12/10/18		470,000	583,014
Petrohawk Energy Corp.:
6.25% 6/1/19 (d)		1,290,000	1,489,950
7.25% 8/15/18		1,330,000	1,556,100
Petroleos de Venezuela SA 144A:
4.9% 10/28/14		2,475,000	1,825,313
5.25% 4/12/17		1,385,000	834,463
5.375% 4/12/27		5,310,000	2,588,625
5.5% 4/12/37		2,670,000	1,241,550
8% 11/17/13		380,000	342,000
8.5% 11/2/17 (d)		4,555,000	3,256,825
12.75% 2/17/22 (d)		3,580,000	2,912,330
Petroleos Mexicanos:
5.5% 1/21/21		500,000	543,750
5.5% 1/21/21 (d)		11,569,000	12,581,288
6% 3/5/20		1,108,000	1,249,270
6.5% 6/2/41 (d)		350,000	375,884
6.625% (d)(e)		2,025,000	2,030,063
8% 5/3/19		420,000	531,300
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		522,500	522,500
Pioneer Natural Resources Co. 6.65% 3/15/17		4,605,000	4,996,425
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,869,000	6,212,307
4.25% 9/1/12		485,000	500,276
5% 2/1/21		3,410,000	3,623,797
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
6.125% 1/15/17		$ 6,185,000	$ 7,086,754
PT Adaro Indonesia 7.625% 10/22/19 (d)		925,000	1,008,250
PT Pertamina Persero:
5.25% 5/23/21 (d)		815,000	845,563
6.5% 5/27/41 (d)		595,000	627,725
Quicksilver Resources, Inc.:
7.125% 4/1/16		4,415,000	4,105,950
11.75% 1/1/16		2,255,000	2,508,688
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)		2,235,000	2,447,325
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)		4,773,000	4,940,055
5.5% 9/30/14 (d)		6,670,000	7,353,675
5.832% 9/30/16 (d)		1,407,838	1,541,582
6.332% 9/30/27 (d)		1,840,000	2,056,108
6.75% 9/30/19 (d)		4,366,000	5,239,200
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)		3,392,000	3,628,999
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,003,050
Southeast Supply Header LLC 4.85% 8/15/14 (d)		367,000	394,186
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	344,357
Spectra Energy Partners, LP:
2.95% 6/15/16		2,061,000	2,119,697
4.6% 6/15/21		2,694,000	2,782,541
Suncor Energy, Inc. 6.1% 6/1/18		11,154,000	12,926,605
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (d)		685,000	678,150
7.875% 10/15/18		2,205,000	2,160,900
Venoco, Inc. 8.875% 2/15/19		1,745,000	1,561,775
Western Gas Partners LP 5.375% 6/1/21		11,663,000	12,281,022
XTO Energy, Inc.:
4.9% 2/1/14		267,000	293,509
5% 1/31/15		1,749,000	1,987,369
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16		$ 1,200,000	$ 1,423,384
YPF SA 10% 11/2/28		445,000	507,300
			392,718,081
TOTAL ENERGY			432,591,725
FINANCIALS - 9.7%
Capital Markets - 1.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15		1,685,000	1,830,572
BlackRock, Inc. 4.25% 5/24/21		5,000,000	5,085,045
Equinox Holdings, Inc. 9.5% 2/1/16 (d)		2,020,000	2,136,150
Goldman Sachs Group, Inc.:
3.7% 8/1/15		10,365,000	10,471,449
5.25% 7/27/21		27,721,000	28,069,425
5.625% 1/15/17		3,200,000	3,313,139
5.95% 1/18/18		4,975,000	5,289,261
6.75% 10/1/37		9,643,000	9,129,549
Janus Capital Group, Inc. 5.875% 9/15/11 (c)		3,067,000	3,069,319
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,783,309
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,355,327
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,416,317
7.125% 5/15/15		1,717,000	1,936,005
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		13,533,000	13,883,518
6.4% 8/28/17		7,843,000	8,031,663
Morgan Stanley:
4% 7/24/15		9,153,000	9,105,185
4.75% 4/1/14		5,820,000	5,900,712
5.5% 7/28/21		10,909,000	10,878,706
5.625% 9/23/19		12,714,000	12,909,923
5.95% 12/28/17		5,186,000	5,359,866
6% 5/13/14		14,113,000	14,815,362
6% 4/28/15		1,414,000	1,479,342
6.625% 4/1/18		16,118,000	17,255,850
Northern Trust Corp. 3.375% 8/23/21		2,714,000	2,709,185
			203,214,179
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 1.8%
African Export-Import Bank 8.75% 11/13/14		$ 815,000	$ 902,613
Akbank T.A.S. 5.125% 7/22/15 (d)		1,265,000	1,246,025
Banco Bradesco SA 5.9% 1/16/21 (d)		620,000	631,625
Banco de Credito del Peru 4.75% 3/16/16 (d)		895,000	886,050
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (d)		520,000	557,700
6.5% 6/10/19 (d)		325,000	371,313
Banco Votorantim SA 5.25% 2/11/16 (d)		1,035,000	1,050,525
Bank of America NA:
5.3% 3/15/17		6,339,000	6,200,803
6.1% 6/15/17		382,000	378,014
BB&T Capital Trust IV 6.82% 6/12/77 (k)		2,330,000	2,332,913
BBVA Paraguay SA 9.75% 2/11/16 (d)		1,145,000	1,213,700
CIT Group, Inc.:
7% 5/1/15		117	116
7% 5/4/15 (d)		3,689,000	3,633,665
7% 5/1/16		861	848
7% 5/2/16 (d)		2,651,000	2,597,980
7% 5/2/17 (d)		3,534,000	3,454,485
Credit Suisse New York Branch 6% 2/15/18		16,785,000	17,674,571
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (d)(k)		4,686,000	4,615,710
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (d)		895,000	921,850
Development Bank of Philippines:
5.5% 3/25/21		510,000	512,550
8.375% (e)(k)		1,655,000	1,837,050
Discover Bank 8.7% 11/18/19		12,480,000	14,692,192
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		870,000	848,250
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		4,935,000	4,910,325
Export-Import Bank of Korea:
5.25% 2/10/14 (d)		565,000	602,015
5.5% 10/17/12		2,813,000	2,925,526
Fifth Third Bancorp:
3.625% 1/25/16		5,953,000	6,032,223
4.5% 6/1/18		798,000	796,299
8.25% 3/1/38		4,667,000	5,276,254
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bank 4.75% 2/1/15		$ 1,329,000	$ 1,418,495
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)		8,522,000	7,904,155
HBOS PLC 6.75% 5/21/18 (d)		6,067,000	5,608,341
HSBK (Europe) BV:
7.25% 5/3/17 (d)		1,435,000	1,467,288
9.25% 10/16/13 (d)		1,170,000	1,254,825
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,261,573
Itau Unibanco Holding SA 6.2% 12/21/21 (d)		590,000	609,175
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,672,517
KeyBank NA:
5.45% 3/3/16		3,939,000	4,270,018
5.8% 7/1/14		9,490,000	10,365,813
6.95% 2/1/28		1,977,000	2,205,328
KeyCorp. 5.1% 3/24/21		5,572,000	5,700,423
Korea Development Bank 4% 9/9/16		525,000	540,855
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (k)		720,797	719,995
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,942,159
5% 1/17/17		13,700,000	14,720,075
5.25% 9/4/12		3,162,000	3,252,367
Regions Bank:
6.45% 6/26/37		10,658,000	9,085,945
7.5% 5/15/18		6,622,000	6,456,450
Regions Financial Corp.:
0.4165% 6/26/12 (k)		338,000	330,870
5.75% 6/15/15		2,005,000	1,894,725
7.75% 11/10/14		6,404,000	6,355,970
RSHB Capital SA:
6% 6/3/21 (d)		555,000	548,756
9% 6/11/14 (d)		405,000	453,519
Standard Bank PLC 5.799% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (k)		675,000	551,813
SunTrust Banks, Inc. 3.6% 4/15/16		9,501,000	9,538,377
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (c)		1,335,000	1,178,138
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		555,000	563,325
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Turkiye Garanti Bankasi AS:
2.7513% 4/20/16 (d)(k)		$ 945,000	$ 894,206
6.25% 4/20/21 (d)		1,050,000	985,688
Turkiye Is Bankasi AS 5.1% 2/1/16 (d)		910,000	882,700
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(k)		2,162,000	1,933,704
UnionBanCal Corp. 5.25% 12/16/13		826,000	891,162
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,325,000	2,432,531
Wachovia Bank NA:
4.8% 11/1/14		372,000	399,599
4.875% 2/1/15		1,756,000	1,871,317
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,639,009
5.75% 6/15/17		2,933,000	3,321,708
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,156,376
3.676% 6/15/16		4,301,000	4,544,101
3.75% 10/1/14		4,016,000	4,270,602
			238,197,183
Consumer Finance - 0.8%
Ally Financial, Inc.:
3.4784% 2/11/14 (k)		2,895,000	2,692,350
6.25% 12/1/17		1,300,000	1,241,500
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,257,133
Discover Financial Services:
6.45% 6/12/17		10,366,000	11,658,184
10.25% 7/15/19		11,672,000	15,060,417
Ford Motor Credit Co. LLC:
5% 5/15/18		2,120,000	2,055,637
5.875% 8/2/21		2,230,000	2,234,658
12% 5/15/15		3,440,000	4,196,800
General Electric Capital Corp.:
2.25% 11/9/15		314,000	315,669
4.625% 1/7/21		5,706,000	5,875,394
5.625% 9/15/17		5,858,000	6,503,358
5.625% 5/1/18		25,000,000	27,680,175
6.375% 11/15/67 (k)		9,000,000	8,910,000
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp. 6.375% 10/15/11		$ 2,320,000	$ 2,333,094
HSBC Finance Corp. 5.9% 6/19/12		578,000	598,420
SLM Corp. 0.483% 10/25/11 (k)		12,343,000	12,314,414
			108,927,203
Diversified Financial Services - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,025,000	1,076,250
Bank of America Corp. 5.75% 12/1/17		27,955,000	29,039,738
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		700,000	703,500
BP Capital Markets PLC:
3.125% 10/1/15		10,828,000	11,325,059
3.625% 5/8/14		711,000	749,814
4.5% 10/1/20		650,000	702,434
4.742% 3/11/21		8,800,000	9,628,705
Capital One Capital V 10.25% 8/15/39		5,267,000	5,467,673
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		635,000	620,713
7% 1/15/19		3,335,000	3,368,350
7% 1/15/19 (d)		725,000	728,625
7.25% 10/30/17		3,055,000	3,123,738
7.875% 4/30/18		865,000	899,600
CDW LLC/CDW Finance Corp. 8% 12/15/18 (d)		2,230,000	2,196,550
Citigroup, Inc.:
3.953% 6/15/16		11,847,000	12,098,405
4.75% 5/19/15		32,881,000	34,276,601
5.5% 4/11/13		13,549,000	14,115,497
6.125% 5/15/18		8,677,000	9,464,438
6.5% 8/19/13		13,174,000	14,012,775
City of Buenos Aires 12.5% 4/6/15 (d)		2,725,000	2,963,438
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (d)		520,000	520,000
General Motors Financial Co., Inc. 6.75% 6/1/18 (d)		1,500,000	1,477,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		4,100,000	4,141,000
8% 1/15/18		4,960,000	5,009,600
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(k)		1,250,000	925,000
Indo Energy Finance BV 7% 5/7/18 (d)		525,000	532,875
JPMorgan Chase & Co.:
3.15% 7/5/16		13,000,000	13,271,193
3.4% 6/24/15		642,000	661,252
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
4.95% 3/25/20		$ 17,148,000	$ 18,271,743
LBI Escrow Corp. 8% 11/1/17 (d)		2,545,000	2,824,950
NSG Holdings II, LLC 7.75% 12/15/25 (d)		9,115,000	8,841,550
Offshore Group Investment Ltd.:
11.5% 8/1/15		3,155,000	3,344,300
11.5% 8/1/15 (d)		320,000	339,200
ORIX Corp. 5.48% 11/22/11		385,000	387,846
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)		2,806,000	2,974,742
5.5% 1/15/14 (d)		867,000	926,528
5.7% 4/15/17 (d)		2,115,000	2,261,504
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (d)		915,000	933,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg):
7.875% 8/15/19 (d)		685,000	674,725
9.875% 8/15/19 (d)		820,000	760,550
SB Capital SA 5.4% 3/24/17 (Reg. S)		540,000	558,225
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (d)		945,000	932,006
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	320,703
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (c)		778,000	779,945
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,740,628
5.15% 3/15/20		3,761,000	4,189,735
TMK Capital SA 7.75% 1/27/18		525,000	514,500
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)		4,317,000	4,525,986
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		2,310,000	2,561,097
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		1,055,000	1,028,625
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (d)		605,000	623,150
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(k)		5,768,176	5,658,260
WM Finance Corp.:
9.5% 6/15/16 (d)		270,000	274,050
11.5% 10/1/18 (d)		1,595,000	1,467,400
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(k)		5,755,000	5,639,900
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(k)		1,673,000	1,573,607
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(k)		$ 3,125,000	$ 2,984,375
Zhaikmunai Finance BV 10.5% 10/19/15 (d)		1,735,000	1,730,663
			263,744,116
Insurance - 1.4%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,528,971
6.2% 5/16/14		6,893,000	7,795,301
Aon Corp.:
3.125% 5/27/16		10,200,000	10,208,150
3.5% 9/30/15		4,451,000	4,617,494
5% 9/30/20		4,928,000	5,297,211
6.25% 9/30/40		3,160,000	3,479,666
Assurant, Inc. 5.625% 2/15/14		2,384,000	2,530,058
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	608,128
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(k)		1,859,000	1,770,698
Hartford Financial Services Group, Inc. 5.375% 3/15/17		194,000	199,962
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)		11,772,000	11,473,533
6.5% 3/15/35 (d)		741,000	715,490
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,228,858
MetLife, Inc.:
2.375% 2/6/14		6,865,000	7,014,733
4.75% 2/8/21		4,032,000	4,223,439
5% 6/15/15		1,163,000	1,284,040
5.875% 2/6/41		3,113,000	3,308,048
6.125% 12/1/11		990,000	1,002,847
6.75% 6/1/16		7,610,000	8,913,563
Metropolitan Life Global Funding I:
5.125% 4/10/13 (d)		559,000	590,462
5.125% 6/10/14 (d)		6,751,000	7,363,228
Monumental Global Funding III 5.5% 4/22/13 (d)		2,746,000	2,914,917
New York Life Insurance Co. 6.75% 11/15/39 (d)		3,590,000	4,231,673
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)		5,682,000	6,231,512
Pacific Life Global Funding 5.15% 4/15/13 (d)		12,118,000	12,777,704
Pacific Life Insurance Co. 9.25% 6/15/39 (d)		5,674,000	7,489,901
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp 6% 2/10/20 (d)		$ 6,323,000	$ 7,058,928
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,260,370
4.75% 9/17/15		11,000,000	11,761,827
5.15% 1/15/13		2,966,000	3,106,019
7.375% 6/15/19		3,230,000	3,859,937
8.875% 6/15/38 (k)		1,915,000	2,087,350
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(k)		320,000	303,590
Symetra Financial Corp. 6.125% 4/1/16 (d)		6,375,000	6,783,179
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,714,744
Unum Group:
5.625% 9/15/20		5,753,000	6,274,987
7.125% 9/30/16		587,000	686,000
			188,696,518
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	385,772
5.5% 1/15/12		2,071,000	2,104,409
BRE Properties, Inc. 5.5% 3/15/17		661,000	730,868
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,356,122
5.875% 11/30/12		670,000	699,868
Developers Diversified Realty Corp.:
4.75% 4/15/18		7,559,000	7,173,083
5.375% 10/15/12		5,101,000	5,161,855
7.5% 4/1/17		5,574,000	6,196,421
7.875% 9/1/20		323,000	358,998
Duke Realty LP:
4.625% 5/15/13		1,106,000	1,146,652
5.875% 8/15/12		1,017,000	1,048,740
Equity One, Inc.:
5.375% 10/15/15		1,403,000	1,488,126
6% 9/15/17		890,000	927,998
6.25% 12/15/14		6,140,000	6,594,004
6.25% 1/15/17		494,000	530,686
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	470,078
5.9% 4/1/20		2,504,000	2,707,250
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6% 7/15/12		$ 3,658,000	$ 3,781,421
6.2% 1/15/17		620,000	703,185
HMB Capital Trust V 3.847% 12/15/36 (a)(d)(k)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,554,914
6.25% 6/15/17		1,232,000	1,350,921
6.65% 1/15/18		867,000	976,737
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (d)		1,760,000	1,654,400
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		1,510,000	1,445,825
7% 1/15/16		3,060,000	3,128,850
Senior Housing Properties Trust:
6.75% 4/15/20		940,000	1,045,865
8.625% 1/15/12		250,000	255,583
UDR, Inc. 5.5% 4/1/14		5,222,000	5,593,859
Washington (REIT) 5.25% 1/15/14		322,000	343,968
			64,916,458
Real Estate Management & Development - 1.4%
AMB Property LP 5.9% 8/15/13		2,580,000	2,673,907
Arden Realty LP 5.2% 9/1/11		1,670,000	1,670,000
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,098,659
6.125% 4/15/20		3,429,000	3,701,942
Brandywine Operating Partnership LP:
5.7% 5/1/17		7,049,000	7,374,960
5.75% 4/1/12		2,972,000	3,027,695
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,945,000	1,886,650
Colonial Properties Trust 6.875% 8/15/12		5,706,000	5,895,605
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,100,000
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,158,030
5.25% 3/15/21		5,708,000	5,709,593
Duke Realty LP:
5.4% 8/15/14		5,561,000	5,881,870
5.95% 2/15/17		1,109,000	1,201,606
6.25% 5/15/13		14,494,000	15,325,463
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.5% 1/15/18		$ 3,795,000	$ 4,126,026
6.75% 3/15/20		10,379,000	11,116,719
8.25% 8/15/19		75,000	88,197
ERP Operating LP:
4.75% 7/15/20		7,700,000	7,977,993
5.25% 9/15/14		1,310,000	1,421,336
5.375% 8/1/16		2,768,000	3,076,779
5.5% 10/1/12		3,690,000	3,851,135
5.75% 6/15/17		14,407,000	16,276,366
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	415,125
7.625% 6/1/15		100,000	97,500
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	668,797
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (d)		150,000	148,500
6% 11/1/20		205,000	199,363
Liberty Property LP:
4.75% 10/1/20		11,627,000	11,853,296
5.125% 3/2/15		1,405,000	1,540,997
5.5% 12/15/16		1,891,000	2,098,919
6.625% 10/1/17		4,835,000	5,696,752
Mack-Cali Realty LP 7.75% 8/15/19		700,000	872,428
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,073,728
Realogy Corp. 7.875% 2/15/19 (d)		2,920,000	2,423,600
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,864,635
Regency Centers LP:
4.95% 4/15/14		611,000	649,858
5.25% 8/1/15		2,133,000	2,307,961
5.875% 6/15/17		1,089,000	1,237,372
Simon Property Group LP 4.2% 2/1/15		3,659,000	3,901,811
Tanger Properties LP:
6.125% 6/1/20		10,268,000	11,591,227
6.15% 11/15/15		1,777,000	2,002,862
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,455,000	1,480,463
Ventas Realty LP 6.75% 4/1/17		250,000	260,000
			178,025,725
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
3.75% 7/12/16		$ 12,400,000	$ 12,233,964
5.65% 5/1/18		7,555,000	7,702,738
6.5% 8/1/16		9,000,000	9,653,868
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,993,000	8,875,323
Wrightwood Capital LLC 1.9% 4/20/20		112,350	35,952
			38,501,845
TOTAL FINANCIALS			1,284,223,227
HEALTH CARE - 0.5%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15		613,000	623,433
Health Care Providers & Services - 0.4%
Community Health Systems, Inc. 8.875% 7/15/15		1,860,000	1,855,350
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,968,160
6.3% 8/15/14		3,618,000	3,997,492
DaVita, Inc.:
6.375% 11/1/18		2,085,000	2,032,875
6.625% 11/1/20		1,020,000	991,950
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	10,759,781
5.25% 6/15/12		7,157,000	7,385,072
6.25% 6/15/14		2,629,000	2,927,242
HCA, Inc.:
6.5% 2/15/20		2,705,000	2,718,525
7.25% 9/15/20		115,000	116,725
HealthSouth Corp. 7.25% 10/1/18		1,695,000	1,678,050
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (d)		4,395,000	3,856,613
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,202,332
4.125% 9/15/20		7,486,000	7,502,170
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,463,900
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 164,000	$ 168,510
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18		2,750,000	2,640,000
			54,264,747
Health Care Technology - 0.0%
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18 (d)		925,000	874,125
10.875% 11/15/14		4,115,000	4,228,163
			5,102,288
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19 (d)		860,000	870,750
7.25% 1/15/22 (d)		860,000	870,750
Giant Funding Corp. 8.25% 2/1/18 (d)		1,210,000	1,222,100
Mylan, Inc.:
6% 11/15/18 (d)		1,030,000	1,011,975
7.625% 7/15/17 (d)		1,115,000	1,170,750
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		2,550,000	2,384,250
6.875% 12/1/18 (d)		3,440,000	3,199,200
7% 10/1/20 (d)		255,000	234,600
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	786,716
			11,751,091
TOTAL HEALTH CARE			71,741,559
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (d)		572,000	617,972
6.375% 6/1/19 (d)		8,071,000	9,448,615
6.4% 12/15/11 (d)		818,000	830,906
BE Aerospace, Inc. 6.875% 10/1/20		1,120,000	1,142,400
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (d)		380,000	355,300
			12,395,193
Airlines - 0.2%
Air Canada 9.25% 8/1/15 (d)		735,000	705,600
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. 7.5% 3/15/16 (d)		$ 2,575,000	$ 2,323,938
AMR Corp. 9% 8/1/12		485,000	490,755
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		356,704	369,188
6.648% 3/15/19		3,249,044	3,362,761
6.75% 9/15/15 (d)		3,405,000	3,315,449
6.9% 7/2/19		942,455	980,154
Continental Airlines, Inc. 9.25% 5/10/17		2,736,965	2,736,965
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,424,100
6.75% 11/23/15		1,515,000	1,378,650
8.021% 8/10/22		1,444,844	1,444,844
8.954% 8/10/14		1,981,876	2,001,694
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		759,696	729,308
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		1,905,565	1,867,454
8.36% 1/20/19		1,441,215	1,441,215
United Air Lines, Inc. 9.875% 8/1/13 (d)		707,000	724,675
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		806,507	725,856
9.75% 1/15/17		2,134,421	2,337,191
12% 1/15/16 (d)		730,061	792,116
			29,151,913
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (d)		1,710,000	1,658,700
6.875% 8/15/18 (d)		2,550,000	2,556,375
Griffon Corp. 7.125% 4/1/18		2,220,000	2,086,800
			6,301,875
Commercial Services & Supplies - 0.2%
ARAMARK Corp. 3.754% 2/1/15 (k)		5,440,000	5,168,000
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(k)		1,715,000	1,715,000
Covanta Holding Corp. 7.25% 12/1/20		1,190,000	1,210,798
International Lease Finance Corp.:
6.75% 9/1/16 (d)		1,620,000	1,644,300
8.625% 9/15/15		2,745,000	2,813,625
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
International Lease Finance Corp.: - continued
8.75% 3/15/17		$ 2,865,000	$ 2,936,625
8.875% 9/1/17		1,665,000	1,710,788
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)		1,695,000	1,678,050
			18,877,186
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (d)		2,535,000	2,623,725
Odebrecht Finance Ltd.:
7% 4/21/20 (d)		560,000	611,800
7.5% (d)(e)		935,000	935,000
			4,170,525
Electrical Equipment - 0.0%
Sensata Technologies BV 6.5% 5/15/19 (d)		2,060,000	1,977,600
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,862,795
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.:
8.625% 11/1/17		260,000	217,100
8.625% 11/1/17 (d)		550,000	466,125
Navios Maritime Holdings, Inc. 8.875% 11/1/17		1,020,000	938,400
SCF Capital Ltd. 5.375% 10/27/17 (d)		480,000	471,600
			2,093,225
Professional Services - 0.0%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (d)		1,610,000	1,513,400
FTI Consulting, Inc. 6.75% 10/1/20		2,515,000	2,464,700
			3,978,100
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,202,000	1,198,995
7.75% 5/15/16		1,935,000	1,942,160
Georgian Railway Ltd. 9.875% 7/22/15		475,000	508,250
Hertz Corp.:
6.75% 4/15/19 (d)		2,170,000	2,023,525
7.5% 10/15/18 (d)		6,965,000	6,825,700
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		$ 1,335,000	$ 1,591,988
Swift Services Holdings, Inc. 10% 11/15/18		1,915,000	1,915,000
			16,005,618
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18		1,575,000	1,634,063
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (d)		861,420	930,334
TOTAL INDUSTRIALS			117,378,427
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		1,670,000	1,444,550
10.125% 11/1/15 pay-in-kind (k)		1,660,000	1,452,500
CommScope, Inc. 8.25% 1/15/19 (d)		1,310,000	1,290,350
EH Holding Corp. 6.5% 6/15/19 (d)		1,725,000	1,725,000
Lucent Technologies, Inc.:
6.45% 3/15/29		5,010,000	4,308,600
6.5% 1/15/28		1,240,000	1,066,400
			11,287,400
Computers & Peripherals - 0.0%
CDW Escrow Corp. 8.5% 4/1/19 (d)		2,855,000	2,626,600
Seagate HDD Cayman:
6.875% 5/1/20		740,000	706,700
7% 11/1/21 (d)		855,000	760,950
			4,094,250
Electronic Equipment & Components - 0.1%
Reddy Ice Corp. 11.25% 3/15/15		635,000	574,675
Sanmina-SCI Corp. 7% 5/15/19 (d)		4,090,000	3,701,450
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,189,860
6% 10/1/12		4,835,000	5,107,360
6.55% 10/1/17		1,383,000	1,645,435
			15,218,780
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		$ 2,530,000	$ 2,681,800
IT Services - 0.1%
Audatex North America, Inc. 6.75% 6/15/18 (d)		795,000	787,050
Ceridian Corp.:
11.25% 11/15/15		1,110,000	1,029,525
12.25% 11/15/15 pay-in-kind (k)		795,000	731,400
First Data Corp.:
9.875% 9/24/15		1,485,000	1,351,350
11.25% 3/31/16		1,565,000	1,314,600
SunGard Data Systems, Inc.:
7.375% 11/15/18		1,095,000	1,053,938
10.25% 8/15/15		1,765,000	1,791,475
			8,059,338
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15		368,000	395,962
5.5% 5/15/12		1,998,000	2,062,008
			2,457,970
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20		1,300,000	1,313,000
Amkor Technology, Inc.:
6.625% 6/1/21 (d)		1,405,000	1,320,700
7.375% 5/1/18		2,060,000	2,060,000
Freescale Semiconductor, Inc. 8.05% 2/1/20		4,585,000	4,355,750
Spansion LLC 7.875% 11/15/17 (d)		3,465,000	3,534,300
STATS ChipPAC Ltd. 7.5% 8/12/15 (d)		550,000	574,750
			13,158,500
TOTAL INFORMATION TECHNOLOGY			56,958,038
MATERIALS - 0.8%
Chemicals - 0.4%
Braskem America Finance Co. 7.125% 7/22/41 (d)		735,000	714,788
Braskem Finance Ltd.:
5.75% 4/15/21 (d)		515,000	515,000
7% 5/7/20 (d)		460,000	492,200
Celanese US Holdings LLC 6.625% 10/15/18		1,935,000	2,031,750
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.:
4.85% 8/15/12		$ 11,805,000	$ 12,238,125
7.6% 5/15/14		16,974,000	19,561,381
Huntsman International LLC 8.625% 3/15/20		1,160,000	1,206,400
Ineos Finance PLC 9% 5/15/15 (d)		1,715,000	1,723,575
INEOS Group Holdings PLC 8.5% 2/15/16 (d)		1,895,000	1,648,650
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (d)		685,000	664,450
7% 10/1/18		1,865,000	1,809,050
Lyondell Chemical Co. 11% 5/1/18		2,595,000	2,896,669
NOVA Chemicals Corp. 3.542% 11/15/13 (k)		2,720,000	2,652,000
			48,154,038
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,525,045
Headwaters, Inc. 7.625% 4/1/19		1,580,000	1,295,600
			3,820,645
Metals & Mining - 0.4%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		460,000	510,025
7.75% 11/3/20 (d)		700,000	747,250
Anglo American Capital PLC 9.375% 4/8/14 (d)		6,817,000	8,055,506
ArcelorMittal SA 3.75% 3/1/16		2,911,000	2,879,486
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,026,788
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)		930,000	920,700
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)		2,002,000	2,125,782
CSN Islands XII Corp. 7% (Reg. S) (e)		1,880,000	1,847,100
Edgen Murray Corp. 12.25% 1/15/15		3,960,000	3,722,400
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)		2,990,000	2,847,975
Evraz Group SA:
8.25% 11/10/15 (d)		630,000	664,650
9.5% 4/24/18 (Reg. S)		780,000	864,427
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		190,000	186,675
6.875% 2/1/18 (d)		580,000	577,100
7% 11/1/15 (d)		2,140,000	2,172,100
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		2,310,000	2,182,950
McJunkin Red Man Corp. 9.5% 12/15/16		3,950,000	3,969,750
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Metinvest BV 10.25% 5/20/15 (d)		$ 485,000	$ 509,250
Severstal Columbus LLC 10.25% 2/15/18		3,790,000	3,922,650
Southern Copper Corp. 6.75% 4/16/40		1,690,000	1,785,823
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,695,750
United States Steel Corp. 6.65% 6/1/37		2,349,000	1,908,563
Vale Overseas Ltd. 6.25% 1/23/17		5,581,000	6,331,600
Vedanta Resources PLC:
6.75% 6/7/16 (d)		3,090,000	2,873,700
8.25% 6/7/21 (d)		1,600,000	1,504,000
Votorantim Cimentos SA 7.25% 4/5/41 (d)		515,000	507,275
			57,339,275
Paper & Forest Products - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (d)		795,000	834,750
Sino-Forest Corp. 6.25% 10/21/17 (d)		890,000	240,300
			1,075,050
TOTAL MATERIALS			110,389,008
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		1,635,000	1,823,025
AT&T, Inc.:
2.5% 8/15/15		7,670,000	7,853,927
5.35% 9/1/40		4,006,000	4,068,277
6.3% 1/15/38		16,665,000	18,595,057
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	960,405
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	4,722,715
6.45% 6/15/21		12,933,000	12,579,593
7.6% 9/15/39		2,067,000	1,901,055
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)		3,720,000	3,515,400
Embarq Corp. 7.995% 6/1/36		3,924,000	3,721,726
Frontier Communications Corp.:
7.875% 4/15/15		1,045,000	1,085,442
8.125% 10/1/18		1,810,000	1,873,350
Global Crossing Ltd. 9% 11/15/19 (d)		1,820,000	2,184,000
Intelsat Ltd. 11.25% 6/15/16		1,635,000	1,700,400
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Luxembourg SA:
11.25% 2/4/17		$ 1,215,000	$ 1,178,550
11.5% 2/4/17 pay-in-kind (d)(k)		1,860,000	1,790,250
11.5% 2/4/17 pay-in-kind (k)		7,388,205	7,074,206
Sprint Capital Corp.:
6.875% 11/15/28		10,465,000	9,366,175
6.9% 5/1/19		1,140,000	1,122,900
8.75% 3/15/32		905,000	927,625
Telefonica Emisiones SAU:
5.134% 4/27/20		10,522,000	9,991,197
5.462% 2/16/21		6,967,000	6,730,582
6.421% 6/20/16		1,162,000	1,220,549
Telemar Norte Leste SA 5.5% 10/23/20 (d)		530,000	526,025
U.S. West Communications 7.5% 6/15/23		3,760,000	3,703,600
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	7,132,584
6.25% 4/1/37		2,348,000	2,660,068
6.9% 4/15/38		6,295,000	7,655,312
Verizon New York, Inc. 6.875% 4/1/12		3,309,000	3,419,990
Wind Acquisition Finance SA:
7.25% 2/15/18 (d)		1,155,000	1,082,813
11.75% 7/15/17 (d)		4,535,000	4,682,388
			136,849,186
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV:
2.375% 9/8/16 (f)		8,317,000	8,249,466
3.625% 3/30/15		731,000	776,463
Cleveland Unlimited, Inc. 14.5% 12/15/2049 (a)(d)(k)		1,260,000	863,100
Digicel Group Ltd.:
8.25% 9/1/17 (d)		2,595,000	2,595,000
8.875% 1/15/15 (d)		4,030,000	4,009,850
9.125% 1/15/15 pay-in-kind (d)(k)		3,070,000	3,023,950
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		10,517,000	11,563,799
5.875% 10/1/19		11,944,000	13,754,280
6.35% 3/15/40		3,541,000	3,871,425
MetroPCS Wireless, Inc. 7.875% 9/1/18		1,935,000	1,959,188
MTS International Funding Ltd. 8.625% 6/22/20 (d)		1,680,000	1,839,600
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
5.95% 3/15/14		$ 6,545,000	$ 6,414,100
6.875% 10/31/13		9,105,000	9,048,094
7.375% 8/1/15		4,995,000	4,913,831
NII Capital Corp.:
7.625% 4/1/21		390,000	399,750
8.875% 12/15/19		1,015,000	1,086,050
10% 8/15/16		1,875,000	2,109,375
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (d)		2,970,000	2,880,900
Sprint Nextel Corp. 6% 12/1/16		5,715,000	5,500,688
Telemovil Finance Co. Ltd. 8% 10/1/17 (d)		1,545,000	1,575,900
VimpelCom Holdings BV:
4.2465% 6/29/14 (d)(k)		330,000	326,700
7.5043% 3/1/22 (d)		3,860,000	3,681,475
VIP Finance Ireland Ltd. 7.748% 2/2/21 (d)		600,000	576,000
Vodafone Group PLC 5% 12/16/13		2,864,000	3,104,186
			94,123,170
TOTAL TELECOMMUNICATION SERVICES			230,972,356
UTILITIES - 2.2%
Electric Utilities - 1.2%
Alabama Power Co. 3.375% 10/1/20		5,927,000	6,166,356
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,677,693
AmerenUE 6.4% 6/15/17		2,491,000	2,978,307
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,107,469
Commonwealth Edison Co. 1.625% 1/15/14		8,924,000	9,006,895
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)		6,944,000	7,030,529
6.4% 9/15/20 (d)		16,215,000	16,964,976
Edison International 3.75% 9/15/17		6,674,000	6,923,354
EDP Finance BV:
4.9% 10/1/19 (d)		6,700,000	5,309,750
6% 2/2/18 (d)		6,852,000	5,741,120
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (d)		470,000	427,700
Enel Finance International SA 5.7% 1/15/13 (d)		206,000	212,636
FirstEnergy Corp. 7.375% 11/15/31		13,130,000	15,233,728
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15		$ 2,432,000	$ 2,651,768
6.05% 8/15/21		8,968,000	9,818,991
Intergen NV 9% 6/30/17 (d)		5,270,000	5,467,625
IPALCO Enterprises, Inc. 5% 5/1/18 (d)		895,000	882,560
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,298,420
3.75% 11/15/20		1,450,000	1,434,819
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,115,000	1,301,763
7.75% 1/20/20 (d)		850,000	1,020,000
8% 8/7/19 (d)		635,000	768,350
Mirant Americas Generation LLC:
8.5% 10/1/21		4,065,000	3,841,425
9.125% 5/1/31		3,775,000	3,548,500
National Power Corp. 6.875% 11/2/16 (d)		390,000	447,525
Nevada Power Co.:
6.5% 5/15/18		790,000	946,611
6.5% 8/1/18		388,000	467,098
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,417,685
Otter Tail Corp. 9% 12/15/16		2,410,000	2,638,950
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	874,332
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,206,600
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	12,813,339
6% 12/1/39		7,150,000	8,054,411
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,102,633
			156,783,918
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		665,000	713,213
Southern Natural Gas Co. 5.9% 4/1/17 (d)		442,000	508,115
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (d)		3,646,000	3,796,678
Transportadora de Gas del Sur SA 7.875% 5/14/17 (d)		1,945,000	1,847,750
			6,865,756
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,847,798
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20		$ 810,000	$ 810,000
Exelon Generation Co. LLC:
4% 10/1/20		16,870,000	16,760,547
5.35% 1/15/14		1,528,000	1,648,095
GenOn Energy, Inc.:
9.5% 10/15/18		3,010,000	2,994,950
9.875% 10/15/20		1,625,000	1,596,563
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)		3,030,000	3,007,275
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (d)		820,000	992,200
7.39% 12/2/24 (d)		750,000	915,000
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,141,506
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	8,080,000
The AES Corp.:
7.75% 10/15/15		2,345,000	2,456,388
8% 10/15/17		2,575,000	2,729,500
			52,979,822
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,332,789
Dominion Resources, Inc.:
6.3% 9/30/66 (k)		5,689,000	5,432,995
7.5% 6/30/66 (k)		10,345,000	10,603,625
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,693,017
6.5% 9/15/37		7,097,000	8,525,541
National Grid PLC 6.3% 8/1/16		1,589,000	1,852,691
NiSource Finance Corp.:
5.25% 9/15/17		843,000	943,330
5.4% 7/15/14		1,680,000	1,845,003
5.45% 9/15/20		854,000	958,302
5.95% 6/15/41		11,832,000	12,070,805
6.25% 12/15/40		2,345,000	2,579,146
6.4% 3/15/18		1,654,000	1,944,434
6.8% 1/15/19		6,774,000	8,098,168
Puget Energy, Inc. 6.5% 12/15/20		2,275,000	2,297,750
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
San Diego Gas & Electric Co. 3% 8/15/21		$ 3,009,000	$ 2,994,623
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	3,821,400
			71,993,619
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (d)		485,000	499,550
TOTAL UTILITIES			289,122,665
TOTAL NONCONVERTIBLE BONDS			3,053,760,383
TOTAL CORPORATE BONDS (Cost $2,851,736,049)			3,054,263,103
U.S. Government and Government Agency Obligations - 25.1%

U.S. Government Agency Obligations - 1.3%
Fannie Mae:
0.375% 12/28/12		10,710,000	10,727,746
0.5% 8/9/13		64,180,000	64,340,322
0.75% 2/26/13		656,000	660,379
1.125% 6/27/14		7,751,000	7,892,022
5% 2/16/12		1,090,000	1,113,991
Freddie Mac:
0.75% 3/28/13		3,119,000	3,140,452
1% 7/30/14		28,815,000	29,216,162
1% 8/27/14		12,283,000	12,450,823
1.125% 7/27/12		230,000	231,714
1.75% 6/15/12		505,000	510,966
1.75% 9/10/15		40,525,000	41,961,814
2.125% 3/23/12		75,000	75,787
Tennessee Valley Authority 5.375% 4/1/56		385,000	470,726
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			172,792,904
U.S. Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
U.S. Treasury Inflation Protected Obligations - 3.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		$ 73,638,529	$ 90,413,860
2.125% 2/15/41		7,246,313	8,953,772
2.5% 1/15/29		21,027,400	26,774,777
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21		174,298,229	190,999,446
1.375% 1/15/20		154,021,543	172,630,026
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			489,771,881
U.S. Treasury Obligations - 20.1%
U.S. Treasury Bonds 4.375% 5/15/41		458,011,000	522,846,986
U.S. Treasury Notes:
0.625% 7/15/14		138,350,000	139,582,699
0.75% 6/15/14		20,000,000	20,251,560
1% 8/31/16		2,000	2,003
1.25% 8/31/15		9,000	9,225
1.5% 7/31/16		7,000	7,190
1.5% 8/31/18		88,753,000	88,336,926
1.875% 9/30/17		2,458,000	2,536,540
2.375% 9/30/14		171,534,000	182,067,217
2.375% 2/28/15 (h)		397,235,000	423,396,897
2.5% 3/31/15		100,000,000	107,125,000
2.5% 4/30/15		100,000,000	107,148,400
2.625% 7/31/14		316,140,000	337,182,911
2.625% 12/31/14 (h)		329,010,000	352,863,225
3.125% 5/15/21		340,029,000	367,761,765
3.625% 2/15/20		26,742,000	30,366,798
TOTAL U.S. TREASURY OBLIGATIONS			2,681,485,342
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,111,397,430)			3,344,050,127
U.S. Government Agency - Mortgage Securities - 16.7%

Fannie Mae - 13.5%
2.187% 10/1/33 (k)		963,541	996,443
2.303% 6/1/36 (k)		147,674	153,404
2.55% 2/1/36 (k)		996,120	1,046,672
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
2.636% 7/1/37 (k)		$ 420,364	$ 443,989
2.695% 12/1/35 (k)		579,580	609,880
3% 10/1/26 (f)		18,000,000	18,419,942
3.5% 1/1/26 to 3/1/41		95,703,435	97,347,731
3.692% 5/1/40 (k)		4,483,953	4,718,397
3.788% 6/1/40 (k)		4,582,901	4,818,590
4% 2/1/35 to 7/1/41		167,309,013	173,626,979
4% 9/1/41 (f)(g)		56,000,000	58,037,325
4% 9/1/41 (f)(g)		160,000,000	165,820,928
4% 9/1/41 (f)(g)		29,000,000	30,055,043
4% 9/1/41 (f)(g)		64,000,000	66,328,371
4.5% 6/1/24 to 9/1/41		203,361,907	215,884,045
4.5% 9/1/26 (f)		7,000,000	7,462,043
4.5% 9/1/41 (f)		17,000,000	17,972,150
4.5% 9/1/41 (f)(g)		48,000,000	50,744,894
4.5% 9/1/41 (f)(g)		64,000,000	67,659,859
4.5% 9/1/41 (f)		27,200,000	28,755,440
4.5% 9/1/41 (f)		19,000,000	20,086,521
4.5% 9/1/41 (f)(g)		13,000,000	13,743,409
4.5% 9/1/41 (f)		8,000,000	8,457,482
4.5% 9/1/41 (f)		2,009,000	2,123,885
5% 5/1/19 to 8/1/40 (g)		145,762,316	157,592,803
5% 9/1/41 (f)(g)		30,000,000	32,310,234
5% 9/1/41 (f)(g)		9,000,000	9,693,070
5% 9/1/41 (f)(g)		9,000,000	9,693,070
5.5% 3/1/18 to 3/1/39 (f)		145,205,058	159,447,106
5.5% 9/1/41 (f)(g)		52,000,000	56,835,709
5.5% 9/1/41 (f)(g)		26,000,000	28,417,854
5.5% 9/1/41 (f)(g)		26,000,000	28,417,854
5.5% 9/1/41 (f)(g)		52,000,000	56,835,709
5.5% 9/1/41 (f)(g)		15,000,000	16,394,916
5.5% 9/1/41 (f)(g)		41,000,000	44,812,770
6% 1/1/21 to 2/1/40		93,691,617	103,819,791
6% 9/1/41 (f)		28,900,000	31,997,031
6% 9/1/41 (f)		5,000,000	5,535,819
6.5% 11/1/35		420,039	470,457
TOTAL FANNIE MAE			1,797,587,615
Freddie Mac - 1.5%
3.261% 10/1/35 (k)		224,489	239,642
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Freddie Mac - continued
4.5% 7/1/25 to 8/1/41 (f)		$ 80,103,367	$ 84,746,645
4.5% 9/1/41 (f)(g)		11,000,000	11,606,694
4.5% 9/1/41 (f)(g)		21,700,000	22,896,842
4.5% 9/1/41 (f)		7,000,000	7,386,078
5% 4/1/38 to 8/1/40		14,232,764	15,455,880
5.5% 11/1/17 to 1/1/40		45,161,137	49,356,038
5.5% 9/1/41 (f)		3,800,000	4,144,769
5.5% 9/1/41 (f)		300,000	327,219
6% 7/1/37 to 8/1/37		6,072,771	6,743,314
TOTAL FREDDIE MAC			202,903,121
Ginnie Mae - 1.7%
3.5% 12/15/40 to 2/15/41		18,311,712	18,763,451
4% 1/15/25 to 7/15/41		52,623,982	56,285,868
4% 9/1/41 (f)		29,000,000	30,688,693
4.5% 3/15/39 to 7/20/41		45,511,147	49,365,550
4.5% 9/1/41 (f)		9,350,000	10,115,511
5% 8/15/39 to 9/15/40		10,506,675	11,629,329
5% 9/1/41 (f)		4,500,000	4,957,629
5% 9/1/41 (f)		10,000,000	11,016,953
5% 9/1/41 (f)		23,000,000	25,338,992
TOTAL GINNIE MAE			218,161,976
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,187,451,004)			2,218,652,712
Asset-Backed Securities - 2.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (k)		1,437,017	950,801
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (k)		6,257	6,234
Class M2, 1.8684% 3/25/34 (k)		483,000	362,254
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (k)		139,715	134,782
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (k)		110,530	453
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)		642,000	6,420
Series 2007-D1 Class D, 1.5863% 1/22/13 (d)(k)		2,590,000	38,850
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Airspeed Ltd. Series 2007-1A Class C1, 2.7072% 6/15/32 (d)(k)		$ 4,310,611	$ 1,896,669
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)		3,275,840	3,300,555
Class A4, 3% 10/15/15 (d)		4,280,000	4,402,735
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	4,128,234
Series 2011-1 Class A4, 2.23% 3/15/16		18,200,000	18,810,586
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)		8,910,000	9,162,798
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	9,045,251
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,583,735
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		7,520,000	7,558,735
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,134,452
Class E, 6.96% 3/8/16 (d)		2,052,284	2,071,731
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (k)		88,323	69,151
Series 2004-R2 Class M3, 0.7684% 4/25/34 (k)		133,684	44,511
Series 2005-R2 Class M1, 0.6684% 4/25/35 (k)		2,064,696	1,800,006
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (d)		123,000	121,573
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5754% 3/23/19 (d)(k)		194,762	152,888
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (k)		47,932	32,215
Series 2004-W11 Class M2, 0.9184% 11/25/34 (k)		561,149	463,193
Series 2004-W7 Class M1, 0.7684% 5/25/34 (k)		1,542,998	1,115,520
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (k)		1,353,103	343,571
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0434% 4/25/34 (k)		2,649,280	2,064,147
Series 2006-HE2 Class M1, 0.5884% 3/25/36 (k)		181,323	2,161
Axon Financial Funding Ltd. 0.8458% 4/4/17 (a)(d)(k)		7,217,000	1
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)		3,129,783	3,146,496
Class A4, 3.52% 6/15/16 (d)		8,300,000	8,510,910
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13		14,660,000	14,669,484
Series 2011-1 Class A4, 1.4% 8/20/14		11,060,000	11,169,220
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (k)		$ 1,461,501	$ 1,275,160
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (k)		14,063	14,014
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12		582,000	596,756
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,102,053
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (d)(k)		283,553	204,158
Class B, 0.963% 7/20/39 (d)(k)		263,810	102,886
Class C, 1.313% 7/20/39 (d)(k)		339,379	13,575
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (d)		992,485	954,671
Class B, 5.267% 6/25/35 (d)		1,000,000	920,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4358% 1/20/37 (d)(k)		186,189	141,504
Capmark VII Ltd. Series 2006-7A Class H, 1.7572% 8/15/36 (d)(k)		523,663	0
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15		8,210,000	8,298,998
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (k)		1,140,851	57,272
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (k)		224,000	3,154
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (k)		1,802,588	514,034
CBRE Realty Finance CDO 2007-1/LLC 0.4958% 4/7/52 (d)(k)		1,637,566	908,849
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,256,785
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		17,510,000	17,530,727
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,396,824
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (k)		42,749	41,861
Series 2007-4 Class A1A, 0.3073% 9/25/37 (k)		392,485	373,980
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4358% 3/25/32 (MGIC Investment Corp. Insured) (k)		11,800	5,662
Series 2004-3 Class M4, 1.1884% 4/25/34 (k)		159,665	79,350
Series 2004-4 Class M2, 1.0134% 6/25/34 (k)		587,945	257,638
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Countrywide Home Loans, Inc.: - continued
Series 2005-3 Class MV1, 0.6384% 8/25/35 (k)		$ 570,612	$ 553,165
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (k)		48,266	47,544
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (d)		260,626	261,032
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		500,000	380,000
Class B2, 1.5963% 12/28/35 (d)(k)		500,000	316,250
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.7463% 6/28/38 (d)(k)		100,000	85,000
Class D, 9% 6/28/38 (d)		200,000	140,000
Crest Ltd. Series 2002-IGA Class A, 0.7026% 7/28/17 (d)(k)		19,320	19,109
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	485,322
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (k)		38,916	25,501
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (k)		290,872	165,935
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0434% 3/25/34 (k)		22,872	5,757
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (d)		14,200,000	14,223,416
Ford Credit Auto Owner Trust:
Series 2007-A Class D, 7.05% 12/15/13 (d)		970,000	985,628
Series 2009-D:
Class A3, 2.17% 10/15/13		3,078,004	3,102,628
Class A4, 2.98% 8/15/14		4,800,000	4,955,211
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,745,085
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,797,660
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		16,601	16,629
Series 2007-1:
Class A4, 5.03% 2/16/15		43,435	43,440
Class C, 5.43% 2/16/15		614,000	614,683
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7084% 1/25/35 (k)		948,695	374,821
Class M4, 0.8984% 1/25/35 (k)		363,547	94,250
Series 2006-D Class M1, 0.4484% 11/25/36 (k)		172,065	5,275
Asset-Backed Securities - continued
		Principal Amount (b)	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (d)(k)		$ 2,892,000	$ 1,706,280
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)		1,474,436	1,173,651
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (d)(k)		236,937	222,721
Series 2006-2A:
Class A, 0.3872% 11/15/34 (d)(k)		2,081,408	1,722,365
Class B, 0.4872% 11/15/34 (d)(k)		751,867	484,954
Class C, 0.5872% 11/15/34 (d)(k)		1,249,573	618,538
Class D, 0.9572% 11/15/34 (d)(k)		474,503	113,881
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (k)		568,658	443,574
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(k)		224,424	62,023
Class M1, 0.8684% 6/25/34 (k)		2,723,367	1,682,649
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (k)		1,096,059	50,130
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (d)(k)		364,528	156,747
Class C, 0.7684% 9/25/46 (d)(k)		1,526,694	244,271
Class E, 1.8684% 9/25/46 (d)(k)		250,000	5,000
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (k)		413,167	286,906
Series 2003-3 Class M1, 1.5084% 8/25/33 (k)		724,899	574,165
Series 2003-5 Class A2, 0.9184% 12/25/33 (k)		32,929	21,806
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (k)		47,821	46,826
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (k)		823,178	801,290
Series 2006-3N Class B, 6.5% 8/27/36 (d)		250,000	0
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (k)		655,204	545,147
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (k)		1,522,035	515,393
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		3,583,097	3,606,368
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18		4,810,000	4,949,397
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (k)		204,000	9,047
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (k)		1,520,141	1,200,971
Class MV1, 0.4484% 11/25/36 (k)		1,234,797	791,560
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (k)		573,000	22,559
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (k)		$ 666,913	$ 589,956
Series 2006-A Class 2C, 1.3965% 3/27/42 (k)		3,243,000	808,098
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)		1,139,966	1,141,442
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.2984% 6/25/34 (k)		89,219	62,178
Series 2006-10 Class 2A3, 0.3784% 11/25/36 (k)		5,616,682	1,698,394
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6484% 5/25/46 (d)(k)		250,000	92,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)		19,318	19,770
Class C, 5.691% 10/20/28 (d)		8,586	8,725
Class D, 6.01% 10/20/28 (d)		102,225	103,218
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (k)		545,328	24,362
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (k)		784,792	26,841
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (k)		175,010	113,061
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (k)		597,318	410,429
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (k)		1,886,386	1,369,116
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (k)		3,071,999	2,190,863
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (k)		57,368	39,539
Series 2004-NC8 Class M6, 1.4684% 9/25/34 (k)		29,594	14,348
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (k)		399,800	255,670
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (k)		416,362	53,360
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (k)		254,619	1,105
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.994% 8/28/38 (d)(k)		220,000	190,300
Class C1B, 7.696% 8/28/38 (d)		63,000	48,964
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (m)		9,181,200	835,489
Series 2006-3 Class A, 7.1% 1/25/12 (m)		29,166,795	583,336
Series 2006-4:
Class A1, 0.2484% 3/25/25 (k)		7,114	7,114
Class A, 6.35% 2/27/12 (m)		28,242,000	626,718
Class D, 1.3184% 5/25/32 (k)		2,481,000	5,332
Series 2007-1 Class A, 7.27% 4/25/12 (m)		33,769,000	1,350,760
Series 2007-2 Class A, 6.7% 7/25/12 (m)		24,991,000	1,278,555
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (k)		1,426,957	777,318
Asset-Backed Securities - continued
		Principal Amount (b)	Value
New Century Home Equity Loan Trust: - continued
Series 2005-D Class M2, 0.6884% 2/25/36 (k)		$ 827,339	$ 163,544
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		1,653,693	1,655,159
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	6,011,537
Series 2011-A Class A4, 1.94% 9/15/17		11,750,000	12,106,482
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (a)(d)(k)		566,000	0
Series 2006-1A Class A, 1.613% 3/20/11 (a)(d)(k)		1,176,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (k)		39,236	38,410
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (k)		126,042	121,505
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (k)		532,896	311,592
Class M4, 1.6684% 9/25/34 (k)		683,353	280,837
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (k)		2,548,346	2,306,694
Class M3, 0.7784% 1/25/36 (k)		478,432	305,859
Class M4, 1.0484% 1/25/36 (k)		1,475,804	744,707
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (k)		1,883,145	13,112
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (d)		18,414	18,230
Class B, 4.846% 7/24/39 (d)		180,000	169,200
Class C, 5.08% 7/24/39 (d)		185,000	172,050
Class D, 5.194% 7/24/39 (d)		320,000	292,800
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (k)		566,000	12,842
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (k)		8,143	8,115
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1684% 9/25/46 (d)(k)		250,000	37,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (k)		5,108	4,121
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (k)		1,439,026	1,126,486
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (k)		26,379	103
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (d)(k)		640,008	611,044
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (k)		1,272,000	585,433
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)		$ 656,637	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (k)		68,476	36,342
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)		699,017	727,456
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (k)		28,819	19,434
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (d)		349,000	348,128
Class IV, 6.84% 5/22/37 (d)		235,000	209,738
Series 2003-1A Class B2, 5.4802% 12/28/38 (d)		111,000	89,355
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (d)(k)		2,621,101	196,583
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (d)(k)		400,000	160,000
Series 2006-1A:
Class A1A, 0.5065% 9/25/26 (d)(k)		1,385,000	1,198,025
Class A1B, 0.5765% 9/25/26 (d)(k)		705,000	571,050
Class A2A, 0.4665% 9/25/26 (d)(k)		1,186,000	996,240
Class F, 1.3965% 9/25/26 (d)(k)		250,000	162,500
Class G, 1.5965% 9/25/26 (d)(k)		250,000	157,500
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)		887,552	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (d)(k)		1,789,540	1,002,142
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6178% 11/21/40 (d)(k)		500,000	400,000
Class D, 1.1478% 11/21/40 (d)(k)		305,000	91,500
TOTAL ASSET-BACKED SECURITIES (Cost $305,863,437)			313,042,009
Collateralized Mortgage Obligations - 1.4%
		Principal Amount (b)	Value
Private Sponsor - 1.4%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (d)		$ 186,370	$ 29,819
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6565% 4/10/49 (k)		106,000	48,381
Class C, 5.6565% 4/10/49 (k)		281,000	114,504
Class D, 5.6565% 4/10/49 (k)		141,000	49,438
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4172% 3/15/22 (d)(k)		58,211	58,142
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (k)		1,838,453	1,622,701
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (k)		1,855,358	1,585,165
Series 2004-A Class 2A2, 2.8478% 2/25/34 (k)		1,014,211	867,781
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (k)		139,199	119,835
Class 2A2, 2.8677% 3/25/34 (k)		5,006,837	4,475,824
Series 2004-D Class 2A2, 2.8857% 5/25/34 (k)		1,699,113	1,485,834
Series 2004-G Class 2A7, 2.9352% 8/25/34 (k)		1,577,143	1,343,998
Series 2004-H Class 2A1, 3.1632% 9/25/34 (k)		1,377,674	1,159,874
Bayview Commercial Asset Trust Series 2006-3A Class IO, 4.2221% 10/25/36 (d)(k)(m)		10,101,748	641,461
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7784% 1/25/35 (k)		2,068,232	1,563,201
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (d)(k)(m)		3,690,559	33,614
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (k)		1,329,158	1,174,356
Series 2007-A2 Class 2A1, 3.0179% 7/25/37 (k)		323,179	297,267
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (k)		1,902,000	1,969,951
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2809% 8/25/34 (k)		1,237,736	1,224,834
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	595,000
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (d)(k)		29,119	29,117
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		60,145	24,378
Series 2003-35 Class B, 4.6371% 9/25/18 (k)		96,641	12,563
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (k)		$ 1,138,748	$ 1,005,804
Series 2003-17 Class B4, 5.389% 6/25/33 (k)		255,788	63,947
Series 2004-3 Class DB4, 5.8264% 4/25/34 (k)		64,767	162
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9484% 11/25/35 (k)		32,630,203	18,576,515
Class 2A3, 1.7627% 11/25/35 (k)		7,943,142	4,483,831
Series 2005-56 Class 5A1, 0.5384% 11/25/35 (k)		9,541,499	5,000,431
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (k)		1,484,687	1,320,689
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4348% 4/25/20 (d)(k)		300,000	292,471
Series 2010-K6 Class B, 5.3577% 12/26/46 (d)(k)		910,000	861,035
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		101,499	14
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (d)		80,996	20,249
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (d)(k)		2,852,000	2,831,818
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.313% 12/20/54 (k)		205,017	93,321
Series 2006-1A Class C2, 1.413% 12/20/54 (d)(k)		6,523,000	3,049,503
Series 2006-2 Class C1, 1.153% 12/20/54 (k)		21,543,000	10,071,353
Series 2006-3 Class C2, 0.713% 12/20/54 (k)		1,124,000	525,470
Series 2006-4:
Class B1, 0.303% 12/20/54 (k)		4,521,000	3,582,893
Class C1, 0.593% 12/20/54 (k)		2,767,000	1,293,573
Class M1, 0.383% 12/20/54 (k)		1,190,000	761,600
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (k)		2,234,000	1,044,395
Class 1M1, 0.513% 12/20/54 (k)		1,493,000	955,520
Class 2C1, 1.173% 12/20/54 (k)		1,015,000	474,513
Class 2M1, 0.713% 12/20/54 (k)		1,917,000	1,226,880
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (k)		2,654,000	1,240,745
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7013% 1/20/44 (k)		430,241	292,758
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.7396% 3/25/37 (k)		6,896,006	6,752,114
Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (k)		700,007	555,665
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)		$ 20,217	$ 20,250
Class A3, 5.447% 6/12/47 (k)		3,606,000	3,743,991
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8639% 8/25/36 (k)		2,516,475	1,913,909
Series 2004-A3 Class 4A1, 2.7486% 7/25/34 (k)		1,442,577	1,380,269
Series 2004-A5 Class 2A1, 2.5513% 12/25/34 (k)		1,764,612	1,532,046
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (k)		2,801,841	2,553,449
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (d)		9,822	9,810
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	928,020
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4584% 4/25/36 (k)		17,434,189	9,214,291
Series 2006-5 Class A1A, 0.4084% 7/25/36 (k)		13,142,871	6,843,377
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (k)		2,938,463	1,892,737
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (k)		7,298,316	4,890,377
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (d)(k)		251,984	244,424
Class C, 0.397% 6/15/22 (d)(k)		1,559,607	1,458,233
Class D, 0.407% 6/15/22 (d)(k)		600,006	558,006
Class E, 0.417% 6/15/22 (d)(k)		959,771	882,989
Class F, 0.447% 6/15/22 (d)(k)		1,545,171	1,406,106
Class G, 0.517% 6/15/22 (d)(k)		359,765	320,191
Class H, 0.537% 6/15/22 (d)(k)		720,211	626,584
Class J, 0.577% 6/15/22 (d)(k)		840,246	724,712
Class TM, 0.707% 6/15/22 (d)(k)		346,558	330,963
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (d)		930,000	892,800
Series 2004-A4 Class A1, 2.6423% 8/25/34 (k)		1,992,098	1,882,206
Series 2005-A2 Class A7, 2.6224% 2/25/35 (k)		1,291,343	1,207,166
Series 2006-A6 Class A4, 3.1818% 10/25/33 (k)		1,459,883	1,314,346
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		101,000	101,455
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)		8,143,000	8,471,529
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5084% 7/25/35 (k)		$ 2,114,046	$ 1,627,792
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (k)		2,994,072	131,801
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (k)		3,101,794	2,477,469
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (d)(k)		1,502,343	1,179,339
Class B6, 3.0558% 7/10/35 (d)(k)		334,968	246,201
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		954,459	1,009,313
Series 2004-SL3 Class A1, 7% 8/25/16		49,908	50,213
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (d)(k)		358,203	327,873
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)		268,000	93,809
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (k)		37,623	25,871
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4084% 7/25/46 (k)		26,799,099	14,707,774
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (k)		620,720	564,708
Series 2003-20 Class 1A1, 5.5% 7/25/33		432,850	437,324
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (k)		3,273,627	2,360,426
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.6863% 8/25/33 (k)		1,022,485	942,086
Series 2005-AR3 Class A2, 2.5791% 3/25/35 (k)		2,755,773	2,279,509
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (d)		163,502	49,051
Series 2004-EE Class 2A2, 2.7571% 12/25/34 (k)		857,201	812,781
Series 2004-H Class A1, 2.7828% 6/25/34 (k)		1,533,611	1,451,855
Series 2004-W Class A9, 2.7617% 11/25/34 (k)		3,214,524	2,927,945
Series 2005-AR10 Class 2A2, 2.7607% 6/25/35 (k)		2,093,253	1,893,582
Series 2005-AR12:
Class 2A5, 2.7552% 7/25/35 (k)		8,551,577	7,663,424
Class 2A6, 2.7552% 7/25/35 (k)		928,152	820,180
Series 2005-AR2:
Class 1A2, 2.7387% 3/25/35 (k)		3,346,671	1,349,195
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2:
Class 2A2, 2.7427% 3/25/35 (k)		$ 2,594,747	$ 2,261,349
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (k)		1,524,779	1,347,203
TOTAL PRIVATE SPONSOR			191,286,616
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		271,805	294,015
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $174,958,820)			191,580,631
Commercial Mortgage Securities - 6.2%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (n)		636,930	612,846
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)		180,000	173,817
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9154% 2/14/29 (d)(k)		800,000	803,440
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	214,518
Class B2, 7.525% 4/14/29		1,498,104	1,530,032
Class B5, 7.525% 4/14/29		129,000	108,302
Series 1997-D5:
Class A2, 6.8338% 2/14/43 (k)		1,399,000	1,446,057
Class A3, 6.8838% 2/14/43 (k)		1,510,000	1,590,429
Class A5, 6.9538% 2/14/43 (k)		256,000	268,280
Class A6, 7.2038% 2/14/43 (k)		2,470,000	2,584,589
Class A7, 7.4438% 2/14/43 (k)		820,000	858,240
Class PS1, 1.3868% 2/14/43 (k)(m)		5,363,126	93,887
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (k)		2,127,959	2,246,422
Series 2006-5:
Class A2, 5.317% 9/10/47		6,469,584	6,513,467
Class A3, 5.39% 9/10/47		2,653,000	2,742,799
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,974,088
Series 2007-4 Class A3, 5.798% 2/10/51 (k)		1,897,000	2,005,565
Series 2006-6 Class E, 5.619% 10/10/45 (d)		1,098,000	203,791
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3:
Class A3, 5.6242% 6/10/49 (k)		$ 3,176,000	$ 3,326,762
Class A4, 5.6242% 6/10/49 (k)		3,965,000	4,177,564
Series 2008-1 Class D, 6.2478% 2/10/51 (d)(k)		125,000	73,556
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,421,642
Series 2002-2 Class F, 5.487% 7/11/43		415,000	414,832
Series 2004-2:
Class A3, 4.05% 11/10/38		315,277	318,138
Class A4, 4.153% 11/10/38		2,412,000	2,494,215
Series 2005-1 Class A3, 4.877% 11/10/42		1,832,601	1,833,717
Series 2007-1 Class A2, 5.381% 1/15/49		3,947,828	3,956,454
Series 2001-3 Class H, 6.562% 4/11/37 (d)		1,472,000	1,469,599
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)		474,000	470,748
Class K, 6.15% 5/11/35 (d)		885,000	875,882
Series 2003-1 Class G, 5.608% 9/11/36 (d)		310,000	315,102
Series 2004-1 Class F, 5.279% 11/10/39 (d)		185,000	138,721
Series 2004-4:
Class K, 4.637% 7/10/42 (d)(k)		300,000	990
Class L, 4.637% 7/10/42 (d)(k)		280,000	638
Series 2004-5 Class G, 5.563% 11/10/41 (d)(k)		195,000	115,232
Series 2005-1 Class CJ, 5.3528% 11/10/42 (k)		550,000	502,297
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)		5,908,000	6,187,974
Series 2005-6 Class AJ, 5.3678% 9/10/47 (k)		300,000	274,462
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.957% 11/15/15 (d)(k)		484,629	449,735
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.4672% 3/15/22 (d)(k)		390,000	374,400
Class C, 0.5172% 3/15/22 (d)(k)		1,357,000	1,282,365
Class D, 0.5672% 3/15/22 (d)(k)		826,000	772,310
Class E, 0.6072% 3/15/22 (d)(k)		684,000	629,280
Class F, 0.6772% 3/15/22 (d)(k)		615,784	554,206
Class G, 0.7372% 3/15/22 (d)(k)		399,119	355,216
Class J, 1.2572% 3/15/22 (d)(k)		438,000	372,300
Class K, 2.2072% 3/15/22 (d)(k)		427,499	333,449
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (d)(k)		812,604	790,258
Class D, 0.4172% 10/15/19 (d)(k)		1,494,000	1,430,505
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class E, 0.4472% 10/15/19 (d)(k)		$ 1,385,000	$ 1,305,363
Class F, 0.5172% 10/15/19 (d)(k)		3,150,730	2,953,809
Class G, 0.5372% 10/15/19 (d)(k)		1,245,579	1,105,451
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (d)(k)		71,780	50,259
Series 2004-1:
Class A, 0.5784% 4/25/34 (d)(k)		1,227,794	1,027,485
Class B, 2.1184% 4/25/34 (d)(k)		137,653	77,787
Class M1, 0.7784% 4/25/34 (d)(k)		110,520	78,666
Class M2, 1.4184% 4/25/34 (d)(k)		102,106	70,777
Series 2004-2:
Class A, 0.6484% 8/25/34 (d)(k)		1,004,636	820,564
Class M1, 0.7984% 8/25/34 (d)(k)		169,108	122,928
Series 2004-3:
Class A1, 0.5884% 1/25/35 (d)(k)		2,252,607	1,760,919
Class A2, 0.6384% 1/25/35 (d)(k)		323,247	255,880
Class M1, 0.7184% 1/25/35 (d)(k)		388,852	270,926
Class M2, 1.2184% 1/25/35 (d)(k)		180,186	120,114
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (d)(k)		1,704,914	1,332,794
Class M1, 0.6484% 8/25/35 (d)(k)		84,907	49,736
Class M2, 0.6984% 8/25/35 (d)(k)		140,039	75,928
Class M3, 0.7184% 8/25/35 (d)(k)		77,480	41,109
Class M4, 0.8284% 8/25/35 (d)(k)		71,124	35,662
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (d)(k)		636,500	481,144
Class A2, 0.6184% 11/25/35 (d)(k)		630,768	479,321
Class M1, 0.6584% 11/25/35 (d)(k)		75,282	45,986
Class M2, 0.7084% 11/25/35 (d)(k)		95,578	54,869
Class M3, 0.7284% 11/25/35 (d)(k)		85,541	47,426
Class M4, 0.8184% 11/25/35 (d)(k)		106,575	52,217
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (d)(k)		1,477,373	1,097,066
Class B1, 1.6184% 1/25/36 (d)(k)		127,670	25,298
Class M1, 0.6684% 1/25/36 (d)(k)		476,572	282,476
Class M2, 0.6884% 1/25/36 (d)(k)		142,972	75,609
Class M3, 0.7184% 1/25/36 (d)(k)		208,799	102,449
Class M4, 0.8284% 1/25/36 (d)(k)		115,477	51,775
Class M5, 0.8684% 1/25/36 (d)(k)		115,477	44,232
Class M6, 0.9184% 1/25/36 (d)(k)		122,650	37,229
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class A2, 0.5784% 4/25/36 (d)(k)		$ 224,148	$ 167,007
Class M1, 0.5984% 4/25/36 (d)(k)		80,169	47,133
Class M2, 0.6184% 4/25/36 (d)(k)		84,703	46,466
Class M3, 0.6384% 4/25/36 (d)(k)		72,881	37,331
Class M4, 0.7384% 4/25/36 (d)(k)		41,299	19,355
Class M5, 0.7784% 4/25/36 (d)(k)		40,084	16,692
Class M6, 0.8584% 4/25/36 (d)(k)		79,925	29,760
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (d)(k)		4,058,140	3,031,151
Class A2, 0.4984% 7/25/36 (d)(k)		200,770	147,288
Class B1, 1.0884% 7/25/36 (d)(k)		75,171	25,330
Class B3, 2.9184% 7/25/36 (d)(k)		113,572	32,307
Class M1, 0.5284% 7/25/36 (d)(k)		210,650	126,148
Class M2, 0.5484% 7/25/36 (d)(k)		148,624	81,288
Class M3, 0.5684% 7/25/36 (d)(k)		123,280	66,363
Class M4, 0.6384% 7/25/36 (d)(k)		83,246	43,011
Class M5, 0.6884% 7/25/36 (d)(k)		102,318	51,393
Class M6, 0.7584% 7/25/36 (d)(k)		152,661	58,149
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (d)(k)		141,095	12,055
Class B2, 1.5684% 10/25/36 (d)(k)		101,766	4,238
Class B3, 2.8184% 10/25/36 (d)(k)		35,010	452
Class M4, 0.6484% 10/25/36 (d)(k)		155,936	40,543
Class M5, 0.6984% 10/25/36 (d)(k)		186,677	37,335
Class M6, 0.7784% 10/25/36 (d)(k)		365,404	54,811
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (d)(k)		812,318	576,746
Class A2, 0.4884% 12/25/36 (d)(k)		4,133,281	2,810,631
Class B1, 0.9184% 12/25/36 (d)(k)		126,378	16,896
Class B2, 1.4684% 12/25/36 (d)(k)		128,817	13,194
Class B3, 2.6684% 12/25/36 (d)(k)		219,367	14,025
Class M1, 0.5084% 12/25/36 (d)(k)		264,404	109,624
Class M2, 0.5284% 12/25/36 (d)(k)		176,269	66,023
Class M3, 0.5584% 12/25/36 (d)(k)		178,735	59,807
Class M4, 0.6184% 12/25/36 (d)(k)		213,865	59,547
Class M5, 0.6584% 12/25/36 (d)(k)		196,608	43,865
Class M6, 0.7384% 12/25/36 (d)(k)		176,269	31,765
Series 2007-1:
Class A2, 0.4884% 3/25/37 (d)(k)		900,246	585,160
Class B1, 0.8884% 3/25/37 (d)(k)		286,424	34,371
Class B2, 1.3684% 3/25/37 (d)(k)		207,672	20,767
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class B3, 3.5684% 3/25/37 (d)(k)		$ 316,177	$ 14,228
Class M1, 0.4884% 3/25/37 (d)(k)		252,019	93,247
Class M2, 0.5084% 3/25/37 (d)(k)		188,230	56,469
Class M3, 0.5384% 3/25/37 (d)(k)		166,934	45,072
Class M4, 0.5884% 3/25/37 (d)(k)		134,161	32,199
Class M5, 0.6384% 3/25/37 (d)(k)		209,428	39,791
Class M6, 0.7184% 3/25/37 (d)(k)		293,214	46,914
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (d)(k)		820,221	567,491
Class A2, 0.5384% 7/25/37 (d)(k)		766,386	445,392
Class B1, 1.8184% 7/25/37 (d)(k)		236,025	17,584
Class B2, 2.4684% 7/25/37 (d)(k)		204,345	9,492
Class B3, 3.5684% 7/25/37 (d)(k)		229,744	6,279
Class M1, 0.5884% 7/25/37 (d)(k)		269,112	85,693
Class M2, 0.6284% 7/25/37 (d)(k)		147,054	34,770
Class M3, 0.7084% 7/25/37 (d)(k)		149,104	26,857
Class M4, 0.8684% 7/25/37 (d)(k)		294,382	43,101
Class M5, 0.9684% 7/25/37 (d)(k)		259,504	32,611
Class M6, 1.2184% 7/25/37 (d)(k)		329,034	33,066
Series 2007-3:
Class A2, 0.5084% 7/25/37 (d)(k)		836,211	514,411
Class B1, 1.1684% 7/25/37 (d)(k)		203,246	26,091
Class B2, 1.8184% 7/25/37 (d)(k)		508,616	46,389
Class B3, 4.2184% 7/25/37 (d)(k)		203,757	8,658
Class M1, 0.5284% 7/25/37 (d)(k)		181,617	71,939
Class M2, 0.5584% 7/25/37 (d)(k)		194,660	64,755
Class M3, 0.5884% 7/25/37 (d)(k)		306,737	84,413
Class M4, 0.7184% 7/25/37 (d)(k)		481,623	110,882
Class M5, 0.8184% 7/25/37 (d)(k)		249,818	49,560
Class M6, 1.0184% 7/25/37 (d)(k)		190,493	31,492
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (d)(k)		314,902	4,724
Class B2, 3.6684% 9/25/37 (d)(k)		810,585	4,053
Class M1, 1.1684% 9/25/37 (d)(k)		302,802	36,336
Class M2, 1.2684% 9/25/37 (d)(k)		302,802	30,280
Class M4, 1.8184% 9/25/37 (d)(k)		774,464	46,468
Class M5, 1.9684% 9/25/37 (d)(k)		774,464	30,979
Class M6, 2.1684% 9/25/37 (d)(k)		775,968	19,399
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(m)		3,845,840	145,373
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(k)(m)		9,307,041	923,258
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4525% 3/11/39 (k)		$ 450,000	$ 378,453
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (d)(k)		433,287	409,556
Class J, 1.0572% 3/15/19 (d)(k)		407,118	342,971
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (d)(k)		655,330	612,437
Class E, 0.5072% 3/15/22 (d)(k)		3,607,157	3,339,077
Class F, 0.5572% 3/15/22 (d)(k)		2,235,922	2,030,599
Class G, 0.6072% 3/15/22 (d)(k)		537,549	475,141
Class H, 0.7572% 3/15/22 (d)(k)		655,330	565,903
Class J, 0.9072% 3/15/22 (d)(k)		655,330	529,225
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		299,947	302,353
Series 2004-PWR3 Class A3, 4.487% 2/11/41		679,788	694,408
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	573,091
Series 2006-T22 Class AJ, 5.5338% 4/12/38 (k)		400,000	363,856
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (k)		1,112,000	1,201,130
Series 2007-PW17 Class A1, 5.282% 6/11/50		558,525	565,955
Series 2007-T26 Class A1, 5.145% 1/12/45		271,909	273,577
Series 1999-C1:
Class G, 5.64% 2/14/31 (d)		70,000	60,819
Class I, 5.64% 2/14/31 (d)		205,000	100,700
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (d)(k)(m)		13,423,075	134
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,891,297
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (d)(k)(m)		21,680,723	305,581
Series 2006-T22:
Class A4, 5.5338% 4/12/38 (k)		237,000	263,014
Class B, 5.5338% 4/12/38 (d)(k)		200,000	164,263
Series 2007-BBA8:
Class K, 1.4072% 3/15/22 (d)(k)		120,000	70,936
Class L, 2.1072% 3/15/22 (d)(k)		253,568	127,225
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (d)(k)		304,000	150,155
Class C, 5.7154% 6/11/40 (d)(k)		255,000	99,691
Class D, 5.7154% 6/11/40 (d)(k)		255,000	89,756
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (d)(k)(m)		165,852,612	1,739,960
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T28:
Class A1, 5.422% 9/11/42		$ 20,688	$ 20,729
Class X2, 0.1654% 9/11/42 (d)(k)(m)		81,712,551	542,980
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (d)(k)		786,379	557,073
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)		2,235,000	2,335,805
Class XCL, 2.2784% 5/15/35 (d)(k)(m)		12,739,011	238,459
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (d)		800,000	648,654
Series 1998-2 Class J, 6.39% 11/18/30 (d)		489,102	74,392
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)		195,555	198,762
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (d)(k)		678,000	668,508
Class G, 0.5402% 8/15/21 (d)(k)		542,222	525,955
Class H, 0.5802% 8/15/21 (d)(k)		433,548	398,864
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,703,646
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)		2,847,005	2,784,211
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)		7,947,648	7,934,145
Class A4, 5.6978% 12/10/49 (k)		5,830,000	6,289,923
Series 2007-FL3A Class A2, 0.3472% 4/15/22 (d)(k)		6,878,000	6,600,689
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49		4,394,186	4,400,299
Class A4, 5.322% 12/11/49		14,623,000	15,191,601
Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (d)(k)		320,000	282,058
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,909,323
Class C, 5.476% 12/11/49		3,581,000	716,200
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (d)(k)	CAD	138,000	106,803
Class G, 5.01% 5/15/44 (d)(k)	CAD	30,000	21,011
Class H, 5.01% 5/15/44 (d)(k)	CAD	20,000	11,950
Class J, 5.01% 5/15/44 (d)(k)	CAD	20,000	10,903
Class K, 5.01% 5/15/44 (d)(k)	CAD	10,000	4,568
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Claregold Trust Series 2007-2A: - continued
Class L, 5.01% 5/15/44 (d)(k)	CAD	$ 36,000	$ 15,100
Class M, 5.01% 5/15/44 (d)(k)	CAD	165,000	63,697
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (k)		1,902,000	2,022,981
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	1,141,200
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (d)(k)		9,881,000	9,543,275
Class C, 0.4772% 4/15/17 (d)(k)		1,531,000	1,478,678
Class D, 0.5172% 4/15/17 (d)(k)		950,056	911,087
Class E, 0.5772% 4/15/17 (d)(k)		802,445	755,323
Class F, 0.6172% 4/15/17 (d)(k)		171,562	155,036
Class G, 0.7572% 4/15/17 (d)(k)		171,562	154,494
Class H, 0.8272% 4/15/17 (d)(k)		171,562	153,646
Class J, 1.0572% 4/15/17 (d)(k)		131,565	110,662
Series 2005-FL11:
Class B, 0.4572% 11/15/17 (d)(k)		175,588	168,564
Class C, 0.5072% 11/15/17 (d)(k)		1,451,600	1,379,020
Class D, 0.5472% 11/15/17 (d)(k)		75,490	70,960
Class E, 0.5972% 11/15/17 (d)(k)		268,371	249,585
Class F, 0.6572% 11/15/17 (d)(k)		185,934	169,200
Class G, 0.7072% 11/15/17 (d)(k)		128,880	114,059
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (d)(k)		2,710,000	2,479,650
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	529,489
Series 2004-RS1 Class A, 5.648% 3/3/41 (d)		1,029,512	993,479
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)		18,798	18,838
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,671,743
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)		3,306,000	3,286,880
Class AJFX, 5.478% 2/5/19 (d)		5,750,000	5,792,116
Series 2007-C9 Class A4, 5.8145% 12/10/49 (k)		4,209,000	4,606,178
Series 2001-J1A Class F, 6.6093% 2/16/34 (d)(k)		600,000	602,244
Series 2001-J2A Class F, 6.9937% 7/16/34 (d)(k)		199,000	202,199
Series 2005 C6 Class B, 5.242% 6/10/44 (k)		320,000	263,635
Series 2006-C8 Class XP, 0.469% 12/10/46 (k)(m)		17,446,965	190,050
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (d)		46,538	48,060
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Commercial Mortgage Acceptance Corp.: - continued
Series 1998-C1:
Class G, 6.21% 7/15/31 (d)		$ 554,000	$ 571,052
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (d)(k)		178,422	181,966
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (d)		550,000	469,565
Series 1999-C2 Class G, 6% 11/17/32		302,000	208,905
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (d)		190,000	182,623
Class F, 4.867% 6/9/28 (d)		645,000	564,161
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		17,590,000	18,393,898
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)		10,066,706	10,106,268
Class A3, 5.542% 1/15/49 (k)		3,804,000	4,007,465
Series 2007-C3 Class A4, 5.702% 6/15/39 (k)		28,438,000	29,672,522
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,643,531	10,911,609
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (k)(m)		12,142,531	175,095
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,817,802
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (d)(k)		6,783,000	4,883,760
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8072% 9/15/21 (d)(k)		270,208	257,837
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,902,200
Series 2002-CP5 Class A1, 4.106% 12/15/35		63,445	63,625
Series 2004-C1:
Class A3, 4.321% 1/15/37		193,338	194,336
Class A4, 4.75% 1/15/37		884,000	925,616
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		929,000	992,970
Series 1998-C1:
Class F, 6% 5/17/40 (d)		659,000	669,446
Class H, 6% 5/17/40 (d)		90,318	7,714
Series 1998-C2:
Class F, 6.75% 11/15/30 (d)		1,156,000	1,208,530
Class G, 6.75% 11/15/30 (d)		180,000	180,949
Series 2001-CK6 Class AX, 0.837% 8/15/36 (k)(m)		2,236,472	2,921
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (d)(k)(m)		3,822,293	1,189
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2003-C3:
Class D, 4.131% 5/15/38		$ 120,000	$ 118,368
Class J, 4.231% 5/15/38 (d)		300,000	207,354
Series 2006-C1 Class A3, 5.422% 2/15/39 (k)		7,052,699	7,394,635
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (d)(k)		721,000	627,270
Class C:
0.3772% 2/15/22 (d)(k)		1,864,711	1,585,004
0.4772% 2/15/22 (d)(k)		665,993	532,794
Class F, 0.5272% 2/15/22 (d)(k)		1,331,815	1,038,816
Class L, 2.1072% 2/15/22 (d)(k)		100,000	5,000
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		12,638,881	12,641,788
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (k)(m)		29,709,955	278,145
Class B, 5.487% 2/15/40 (d)(k)		2,907,000	436,050
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8684% 3/25/17 (d)(k)		160,000	132,700
CRESIX Finance Ltd. Series 2006-AA Class F, 4.4184% 3/25/17 (d)(k)		260,000	209,219
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	332,500
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.557% 11/10/46 (d)(k)		500,000	421,591
Class E, 5.557% 11/10/46 (d)(k)		240,000	195,628
Class F, 5.557% 11/10/46 (d)(k)		710,000	478,091
Class XB, 0.3189% 11/10/46 (d)(k)(m)		20,920,000	401,329
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	314,962
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2203% 6/10/31 (d)(k)		891,000	943,676
Series 2000-CKP1 Class B3, 8.1124% 11/10/33 (k)		230,000	228,987
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (d)		1,500,000	1,421,606
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (d)		320,000	306,809
FHLMC Multifamily Structured pass-thru Certificates:
Series K013 Class X3, 2.7896% 1/25/43 (k)(m)		820,000	143,115
Series KAIV Class X2, 3.6146% 6/25/41 (k)(m)		420,000	95,550
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (d)		770,000	769,968
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
First Union National Bank Commercial Mortgage Trust Series 2001-C4: - continued
Class K, 6% 12/12/33 (d)		$ 520,000	$ 517,096
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		66,969	67,051
Class G, 6.936% 3/15/33 (d)		1,642,000	1,620,647
Class H, 7.039% 3/15/33 (d)		63,000	62,627
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (d)(k)		443,000	444,679
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (d)		200,000	214,751
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.6617% 12/25/43 (k)(m)		1,640,000	266,560
Series K012 Class X3, 2.3656% 1/25/41 (k)(m)		1,800,000	246,474
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1635% 9/25/45 (d)(k)		1,290,000	1,192,550
Series 2011-K10 Class B, 4.5979% 11/25/49 (d)(k)		240,000	211,636
Series 2011-K11 Class B, 4.4198% 12/25/48 (d)(k)		750,000	649,889
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		1,478,140	1,419,014
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	11,875,989
Series 2001-1 Class X1, 1.1681% 5/15/33 (d)(k)(m)		2,925,971	17,502
Series 2001-3 Class C, 6.51% 6/10/38		287,000	287,386
Series 2002-1A Class H, 7.3574% 12/10/35 (d)(k)		65,000	64,893
Series 2007-C1 Class XP, 0.193% 12/10/49 (k)(m)		33,179,944	143,570
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	161,474
Series 1997-C2:
Class F, 6.75% 4/15/29 (k)		686,082	718,928
Class G, 6.75% 4/15/29 (k)		504,000	541,613
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		244,894	249,958
Series 1999-C2I Class K, 6.481% 9/15/33 (n)		385,000	161,568
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		65,401	65,495
Class J, 6.974% 8/15/36		226,000	216,104
Class K, 6.974% 8/15/36		427,000	142,579
Series 2000-C1 Class K, 7% 3/15/33		90,000	59,833
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	289,488
Series 2005-C1 Class X2, 0.554% 5/10/43 (k)(m)		6,942,902	31,222
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (d)(k)		$ 715,000	$ 695,470
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (d)		490,000	498,274
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,917,024
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,842,528
Series 2002-C1:
Class H, 5.903% 1/11/35 (d)		97,000	96,919
Class J, 6.306% 1/11/35 (d)		760,000	738,420
Series 2003-C2 Class J, 5.234% 1/5/36 (d)(k)		250,000	229,476
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (d)(k)(m)		24,282,818	83,703
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (k)		5,013,000	5,262,667
Class A4, 5.881% 7/10/38 (k)		9,540,000	10,387,219
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (d)(k)(m)		42,424,236	314,194
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (d)(k)		431,608	397,786
Class F, 0.6451% 6/6/20 (d)(k)		835,001	761,126
Class J, 1.9551% 6/6/20 (d)(k)		250,000	195,260
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (d)(k)		1,994,000	1,915,365
Class D, 2.3636% 3/6/20 (d)(k)		4,004,000	3,846,154
Class F, 2.8433% 3/6/20 (d)(k)		164,000	157,913
Class G, 3.0177% 3/6/20 (d)(k)		81,000	78,282
Class H, 3.5846% 3/6/20 (d)(k)		60,000	58,330
Class J, 4.4568% 3/6/20 (d)(k)		86,000	84,204
Class L, 6.4193% 3/6/20 (d)(k)		400,000	396,280
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		582,946	583,490
Series 1997-GL:
Class G, 7.5095% 7/13/30 (k)		803,488	894,523
Class H, 7.7995% 7/13/30 (d)(k)		230,000	247,158
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (d)(k)(m)		31,360,336	174,865
Series 2006-GG6 Class A2, 5.506% 4/10/38		6,386,741	6,377,735
Series 2006-RR2:
Class M, 5.6263% 6/23/46 (d)(k)		100,000	0
Class N, 5.6263% 6/23/46 (d)(k)		100,000	0
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
GS Mortgage Securities Corp. II: - continued
Series 2010-C1:
Class D, 6.0026% 8/10/43 (d)(k)		$ 290,000	$ 244,891
Class E, 4% 8/10/43 (d)		1,200,000	763,295
Class X, 1.5751% 8/10/43 (d)(k)(m)		6,296,485	588,721
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (d)		500,000	466,250
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		1,258,264	1,257,427
Series 2007-GG10:
Class A2, 5.778% 8/10/45		13,039,510	13,280,388
Class A4, 5.8001% 8/10/45 (k)		9,090,000	9,598,895
Series 2010-C2 Class XA, 0.6943% 12/10/43 (d)(k)		5,623,365	169,263
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.0558% 9/10/22 (d)(k)		1,120,000	1,078,865
JP Morgan Chase Commercial Mortgage Sec. Corp. Series 2011-C4 Class E, 5.3888% 7/15/46 (d)(k)		370,000	279,659
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6926% 12/5/27 (d)(k)		625,000	636,214
Series 2010-CNTR Class D, 6.3899% 8/5/32 (d)(k)		695,000	625,062
JP Morgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.3872% 2/15/19 (d)(k)		296,445	290,517
Series 2006-FL1A Class E, 0.5772% 2/15/20 (d)(k)		144,283	137,244
sequential payer:
Series 2006-CB14 Class A3B, 5.4764% 12/12/44 (k)		5,057,588	5,145,089
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		4,299,000	4,326,600
Class A3, 5.42% 1/15/49		8,142,000	8,622,321
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	134,041
Series 2004-LN2 Class D, 5.2072% 7/15/41 (k)		420,000	330,418
Series 2005-CB13 Class E, 5.348% 1/12/43 (d)(k)		963,000	67,410
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,245,074	10,493,569
Series 2005-LDP5 Class AJ, 5.4939% 12/15/44 (k)		280,000	247,192
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)		364,000	69,143
Class CS, 5.466% 1/15/49 (k)		157,000	26,674
Class ES, 5.5379% 1/15/49 (d)(k)		983,000	68,726
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
JP Morgan Chase Commercial Mortgage Securities Trust: - continued
Series 2010-C2:
Class D, 5.5308% 11/15/43 (d)(k)		$ 645,000	$ 557,262
Class XB, 0.7549% 11/15/43 (d)(k)(m)		3,600,000	150,583
JP Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		801,621	820,813
Series 2000-C9 Class G, 6.25% 10/15/32 (d)		226,439	226,010
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (d)(k)		500,000	485,000
Series 2002-C1 Class E, 6.135% 7/12/37 (d)		201,000	200,424
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (d)(k)		202,261	190,125
Class D, 5.192% 1/12/37		230,000	227,068
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3372% 11/15/18 (d)(k)		10,000,000	9,503,125
Class B, 0.3772% 11/15/18 (d)(k)		1,226,781	1,128,638
Class C, 0.4172% 11/15/18 (d)(k)		871,594	793,150
Class D, 0.4372% 11/15/18 (d)(k)		265,506	238,956
Class E, 0.4872% 11/15/18 (d)(k)		383,007	340,876
Class F, 0.5372% 11/15/18 (d)(k)		573,459	498,910
Class G, 0.5672% 11/15/18 (d)(k)		498,288	418,562
Class H, 0.7072% 11/15/18 (d)(k)		383,093	306,474
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,315,502
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)		776,913	792,555
Class A3, 5.336% 5/15/47		9,409,000	9,826,524
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (k)		6,670,000	7,042,003
Series 2007-LD11 Class A2, 5.8019% 6/15/49 (k)		5,340,000	5,428,767
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	548,472
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (k)		165,000	73,290
Class C, 5.7415% 2/12/49 (k)		424,000	172,810
Class D, 5.7415% 2/12/49 (k)		447,000	151,904
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9407% 7/15/44 (k)		21,615,000	23,053,132
Series 1998-C1 Class D, 6.98% 2/18/30		423,543	432,371
Series 1998-C4 Class G, 5.6% 10/15/35 (d)		583,000	611,625
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		$ 150,000	$ 143,418
Series 2005-C7:
Class AJ, 5.323% 11/15/40		950,000	839,285
Class AM, 5.263% 11/15/40 (k)		67,000	68,202
Series 2006-C1 Class A2, 5.084% 2/15/31		272,787	276,294
Series 2006-C6 Class A2, 5.262% 9/15/39 (k)		3,749,593	3,750,317
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,757,094	1,765,514
Class A3, 5.347% 11/15/38		1,417,000	1,484,483
Class AM, 5.378% 11/15/38		160,000	144,453
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)		39,800	39,870
Class A3, 5.398% 2/15/40		10,000,000	10,259,470
Class A4, 5.424% 2/15/40		5,434,000	5,791,117
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,141,100
Series 2007-C6 Class A2, 5.845% 7/15/40		9,900,007	10,110,056
Series 2001-C3 Class B, 6.512% 6/15/36		662,422	662,787
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,093,451
Series 2002-C1 Class J, 6.95% 3/15/34 (d)(k)		86,000	86,483
Series 2003-C7 Class L, 5.1147% 7/15/37 (d)(k)		284,000	177,106
Series 2004-C2:
Class G, 4.595% 3/15/36 (d)(k)		225,000	188,873
Class K, 5.2839% 3/15/36 (d)(k)		500,000	215,482
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	661,313
Series 2005-C3 Class XCP, 0.78% 7/15/40 (k)(m)		4,326,994	20,532
Series 2005-C5 Class A2, 4.885% 9/15/30		1,500	1,499
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		686,000	581,488
Series 2006-C4:
Class AJ, 5.8896% 6/15/38 (k)		480,000	381,935
Class AM, 5.8896% 6/15/38 (k)		500,000	474,499
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (k)(m)		8,763,693	116,110
Series 2007-C1 Class XCP, 0.472% 2/15/40 (k)(m)		3,265,697	32,765
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,529,435
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,169,738
Class XCP, 0.2822% 9/15/45 (k)(m)		142,728,719	1,216,334
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (d)(k)		608,683	539,294
Class E, 0.4972% 9/15/21 (d)(k)		2,196,145	1,920,946
Class F, 0.5472% 9/15/21 (d)(k)		1,143,094	989,668
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class G, 0.5672% 9/15/21 (d)(k)		$ 2,258,211	$ 1,875,422
Class H, 0.6072% 9/15/21 (d)(k)		582,579	461,606
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,384,754
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.7537% 6/25/43 (d)(k)		310,000	220,813
Series 2011-1 Class B, 5.7537% 6/25/43 (d)(k)		540,000	488,171
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4344% 10/12/39 (d)(k)	CAD	320,000	288,467
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (k)		545,123	565,969
Series 1998-C3 Class E, 6.8299% 12/15/30 (k)		173,000	183,027
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5049% 1/12/44 (k)		220,000	197,496
Series 2004-MKB1 Class F, 5.6506% 2/12/42 (d)(k)		180,000	170,515
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (k)		1,490,330	1,508,113
Series 2005-LC1 Class F, 5.3796% 1/12/44 (d)(k)		1,655,000	843,052
Series 2006-C1:
Class A2, 5.6285% 5/12/39 (k)		1,847,137	1,886,130
Class AJ, 5.6735% 5/12/39 (k)		160,000	130,204
Class AM, 5.6735% 5/12/39 (k)		100,000	95,888
Series 2007-C1 Class A4, 5.8267% 6/12/50 (k)		7,199,517	7,637,269
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,374,401
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (k)		798,048	778,535
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (k)		2,024,000	2,061,391
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		967,195	968,250
Class ASB, 5.133% 12/12/49 (k)		1,636,000	1,723,040
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,585,446
Class A4, 5.378% 8/12/48		76,000	77,908
Class B, 5.479% 8/12/48		5,706,000	2,314,639
Series 2007-6:
Class A1, 5.175% 3/12/51		25,414	25,460
Class A4, 5.485% 3/12/51 (k)		14,650,000	15,375,072
Series 2007-7 Class A4, 5.7436% 6/12/50 (k)		6,656,000	7,176,033
Series 2007-8 Class A1, 4.622% 8/12/49		79,866	79,903
Series 2006-4 Class XP, 0.6205% 12/12/49 (k)(m)		28,864,465	545,365
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-6 Class B, 5.635% 3/12/51 (k)		$ 1,902,000	$ 855,757
Series 2007-7 Class B, 5.7436% 6/12/50 (k)		166,000	44,041
Series 2007-8 Class A3, 5.9665% 8/12/49 (k)		1,640,000	1,742,513
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.407% 7/15/19 (d)(k)		357,716	214,630
Class H, 0.567% 7/15/19 (d)(k)		169,316	168,117
Class J, 0.638% 7/15/19 (d)(k)		354,000	313,000
Series 2007-XCLA Class A1, 0.408% 7/17/17 (d)(k)		651,746	593,089
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (d)(k)		1,092,000	987,038
Class D, 0.398% 10/15/20 (d)(k)		667,354	596,414
Class E, 0.458% 10/15/20 (d)(k)		834,661	737,631
Class F, 0.508% 10/15/20 (d)(k)		500,899	418,476
Class G, 0.548% 10/15/20 (d)(k)		619,188	484,286
Class H, 0.638% 10/15/20 (d)(k)		389,758	282,195
Class J, 0.788% 10/15/20 (d)(k)		444,903	267,149
Class MHRO, 0.898% 10/15/20 (d)(k)		595,092	499,877
Class MJPM, 1.208% 10/15/20 (d)(k)		28,251	25,426
Class NHRO, 1.098% 10/15/20 (d)(k)		903,133	722,506
sequential payer:
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (d)(k)(m)		5,035,925	50
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		367,079	348,725
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,643,030	2,665,414
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	574,062
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)		964,000	1,000,555
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		202,345	202,617
Class A4, 5.364% 3/15/44		10,000,000	10,585,870
Series 2007-T25 Class A1, 5.391% 11/12/49		178,585	178,915
Series 1997-RR Class F, 7.4021% 4/30/39 (d)(k)		170,509	166,246
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)		205,052	112,779
Series 1999-WF1:
Class N, 5.91% 11/15/31 (d)		210,000	171,163
Class O, 5.91% 11/15/31 (d)		197,950	51,468
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (d)(k)(m)		11,254,806	17,726
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Morgan Stanley Capital I Trust: - continued
Series 2004-IQ7 Class E, 5.4086% 6/15/38 (d)(k)		$ 120,000	$ 96,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (d)(k)		280,000	204,400
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (d)(k)(m)		16,930,454	81,063
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (d)(k)(m)		9,538,606	60,780
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (k)		1,120,738	1,127,360
Series 2006-IQ11:
Class A3, 5.694% 10/15/42 (k)		2,393,664	2,465,053
Class A4, 5.73% 10/15/42 (k)		570,000	625,926
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	643,840
Series 2006-T23 Class A3, 5.8184% 8/12/41 (k)		972,000	1,037,233
Series 2007-HQ12 Class A2, 5.5923% 4/12/49 (k)		11,782,370	11,865,377
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	2,962,618
Class B, 5.7233% 4/15/49 (k)		469,000	211,050
Series 2011-C1:
Class D, 5.2561% 9/15/47 (d)(k)		590,000	491,767
Class E, 5.2561% 9/15/47 (d)(k)		573,100	445,667
Series 2011-C2:
Class D, 5.319% 6/15/44 (d)(k)		580,000	493,725
Class E, 5.319% 6/15/44 (d)(k)		600,000	451,500
Class F, 5.319% 6/15/44 (d)(k)		550,000	401,500
Class XB, 0.4653% 6/15/44 (d)(k)(m)		9,001,008	268,590
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9029% 2/23/34 (k)		466,000	520,879
Series 2001-TOP3 Class E, 7.2899% 7/15/33 (d)(k)		150,000	129,196
Series 2003-TOP9 Class E, 5.7318% 11/13/36 (d)(k)		78,000	76,432
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (d)		519,069	549,078
Class G, 5% 8/20/30 (d)		361,875	357,574
Class J, 5% 8/20/30 (d)		195,000	184,732
Series 1999-SL Class X, 11/10/30 (m)		165,410	148,869
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)		1,050,000	1,083,423
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		741,551	771,213
RBSCF Trust Series 2010-MB1 Class D, 4.8264% 4/15/24 (d)(k)		480,000	449,250
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	$ 107,000	$ 87,628
Class G, 4.456% 9/12/38 (d)	CAD	54,000	42,216
Class H, 4.456% 9/12/38 (d)	CAD	36,000	26,271
Class J, 4.456% 9/12/38 (d)	CAD	36,000	24,462
Class K, 4.456% 9/12/38 (d)	CAD	18,000	10,738
Class L, 4.456% 9/12/38 (d)	CAD	26,000	14,378
Class M, 4.456% 9/12/38 (d)	CAD	128,859	36,543
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	92,549
Class G, 4.57% 4/12/23	CAD	42,000	29,485
Class H, 4.57% 4/12/23	CAD	42,000	28,193
Class J, 4.57% 4/12/23	CAD	42,000	26,969
Class K, 4.57% 4/12/23	CAD	21,000	12,905
Class L, 4.57% 4/12/23	CAD	63,000	37,067
Class M, 4.57% 4/12/23	CAD	185,000	48,502
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-C1 Class E, 6.31% 12/18/35		16,087	16,019
Series 2001-MMA:
Class E3, 6.5% 2/18/34 (d)(k)		200,000	199,355
Class E5, 6.5% 2/18/34 (d)(k)		900,000	906,091
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		133,985	134,412
Class F, 7.3% 10/12/34 (d)		473,000	474,064
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.9784% 8/15/39 (k)		170,000	154,713
Series 2007-C4 Class F, 5.9784% 8/15/39 (k)		820,000	558,951
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		270,000	256,740
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7822% 7/15/24 (d)(k)		110,000	45,903
Class G, 0.7822% 7/15/24 (d)(k)		200,000	72,033
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (d)		180,000	170,460
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (d)(k)		1,276,330	1,225,317
Series 2006-WL7A:
Class E, 0.4902% 9/15/21 (d)(k)		1,770,598	1,571,596
Class F, 0.5502% 9/15/21 (d)(k)		1,877,987	1,650,068
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class G, 0.5702% 9/15/21 (d)(k)		$ 1,779,101	$ 1,493,385
Class J, 0.8072% 9/15/21 (d)(k)		395,545	283,436
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (d)(k)		140,220	126,198
Class AP2, 1.0072% 6/15/20 (d)(k)		235,007	206,806
Class F, 0.6872% 6/15/20 (d)(k)		4,565,501	2,967,576
Class LXR1, 0.9072% 6/15/20 (d)(k)		233,916	187,132
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)		2,258,211	2,263,855
Series 2003-C8 Class A3, 4.445% 11/15/35		7,108,574	7,124,078
Series 2006-C27 Class A2, 5.624% 7/15/45		48,215	48,149
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	5,359,677
Series 2007-C30:
Class A3, 5.246% 12/15/43		1,633,000	1,654,760
Class A4, 5.305% 12/15/43		8,604,000	8,849,945
Class A5, 5.342% 12/15/43		2,036,000	2,119,496
Series 2007-C31 Class A4, 5.509% 4/15/47		4,299,000	4,580,670
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (k)		14,019,858	14,158,683
Class A3, 5.7428% 6/15/49 (k)		3,229,000	3,396,740
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(k)		903,000	887,866
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	333,442
Series 2004-C11:
Class D, 5.3658% 1/15/41 (k)		360,000	340,055
Class E, 5.4158% 1/15/41 (k)		327,000	281,073
Series 2004-C12 Class D, 5.3163% 7/15/41 (k)		280,000	261,622
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	262,447
Class C, 5.21% 8/15/41		170,000	169,786
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(k)		1,464,000	1,467,660
Class 180B, 5.3979% 10/15/41 (d)(k)		666,000	666,000
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,755,059
Series 2005-C22:
Class B, 5.3592% 12/15/44 (k)		4,218,000	3,209,421
Class F, 5.3592% 12/15/44 (d)(k)		3,171,000	1,406,916
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,536,251
Series 2007-C30:
Class B, 5.463% 12/15/43 (k)		10,505,000	5,954,097
Class C, 5.483% 12/15/43 (k)		5,706,000	2,824,818
Class D, 5.513% 12/15/43 (k)		3,044,000	1,200,240
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class XP, 0.4412% 12/15/43 (d)(k)(m)		$ 20,321,576	$ 205,167
Series 2007-C31 Class C, 5.6883% 4/15/47 (k)		522,000	248,498
Series 2007-C32:
Class D, 5.7428% 6/15/49 (k)		1,431,000	607,312
Class E, 5.7428% 6/15/49 (k)		2,252,000	709,828
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8992% 2/15/51 (k)		19,259,000	20,730,965
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (d)(m)		10,192,000	373,333
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 5.4179% 6/15/44 (d)		320,000	248,998
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (d)		1,500,000	1,425,450
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $700,938,711)			824,334,746
Municipal Securities - 0.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)		3,300,000	3,421,572
California Gen. Oblig. 7.5% 4/1/34		4,890,000	5,798,953
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	7,144,410
5.665% 3/1/18		5,425,000	5,815,763
Series 2011, 5.877% 3/1/19		5,175,000	5,533,628
TOTAL MUNICIPAL SECURITIES (Cost $25,568,263)			27,714,326
Foreign Government and Government Agency Obligations - 1.8%

Arab Republic of Egypt:
5.75% 4/29/20 (d)		1,055,000	1,065,550
6.875% 4/30/40 (d)		615,000	587,325
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,606,526	3,765,835
0.438% 8/3/12 (k)		4,238,750	4,084,365
2.5% 12/31/38 (c)		3,210,000	1,300,050
7% 9/12/13		6,570,000	6,639,350
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Argentine Republic: - continued
7% 10/3/15		$ 7,735,000	$ 7,248,769
Aruba Government 6.4% 9/6/15 (d)		185,000	192,400
Bahamian Republic 6.95% 11/20/29 (d)		855,000	944,775
Bahrain Kingdom 5.5% 3/31/20		550,000	534,875
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (d)		325,000	369,281
Belarus Republic:
8.75% 8/3/15 (Reg. S)		2,830,000	2,377,200
8.95% 1/26/18		1,560,000	1,294,800
Bermuda Government 5.603% 7/20/20 (d)		470,000	527,575
Brazilian Federative Republic:
6% 1/17/17		505,000	592,113
7.125% 1/20/37		815,000	1,079,875
8.25% 1/20/34		290,000	420,500
8.75% 2/4/25		545,000	798,425
10.125% 5/15/27		1,215,000	1,956,150
12.25% 3/6/30		660,000	1,260,600
Chilean Republic 7.125% 1/11/12		3,045,000	3,111,990
Colombian Republic:
4.375% 7/12/21		1,745,000	1,840,975
7.375% 1/27/17		1,350,000	1,653,750
7.375% 3/18/19		1,070,000	1,358,900
7.375% 9/18/37		2,130,000	2,864,850
10.375% 1/28/33		1,740,000	2,836,200
11.75% 2/25/20		1,050,000	1,674,750
Congo Republic 3% 6/30/29 (c)		1,562,750	1,101,739
Croatia Republic:
6.375% 3/24/21 (d)		1,725,000	1,699,125
6.625% 7/14/20 (d)		2,195,000	2,222,438
6.75% 11/5/19 (d)		2,005,000	2,049,210
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (d)		1,760,000	1,799,600
6.25% 7/27/21 (d)		1,285,000	1,307,488
7.4% 1/22/15 (d)		1,635,000	1,773,975
Dominican Republic:
1.2156% 8/30/24 (k)		1,350,000	1,188,000
7.5% 5/6/21 (d)		1,690,000	1,749,150
9.04% 1/23/18 (d)		967,284	1,085,777
9.5% 9/27/11 (Reg. S)		558,255	559,651
El Salvador Republic:
7.375% 12/1/19 (d)		745,000	832,538
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
El Salvador Republic: - continued
7.625% 2/1/41 (d)		$ 525,000	$ 544,688
7.65% 6/15/35 (Reg. S)		1,265,000	1,334,575
7.75% 1/24/23 (Reg. S)		1,070,000	1,195,725
8.25% 4/10/32 (Reg. S)		375,000	421,875
Gabonese Republic 8.2% 12/12/17 (d)		1,185,000	1,387,991
Georgia Republic 6.875% 4/12/21 (d)		1,245,000	1,282,350
Ghana Republic 8.5% 10/4/17 (d)		1,375,000	1,550,313
Hungarian Republic:
6.25% 1/29/20		2,250,000	2,317,500
6.375% 3/29/21		2,933,000	3,028,323
7.625% 3/29/41		1,488,000	1,564,260
Indonesian Republic:
4.875% 5/5/21 (d)		945,000	1,011,150
5.875% 3/13/20 (d)		1,560,000	1,797,900
6.625% 2/17/37 (d)		1,100,000	1,320,000
6.875% 1/17/18 (d)		1,105,000	1,314,950
7.75% 1/17/38 (d)		1,690,000	2,281,500
8.5% 10/12/35 (Reg. S)		1,360,000	1,951,600
11.625% 3/4/19 (d)		1,720,000	2,584,300
Islamic Republic of Pakistan 7.125% 3/31/16 (d)		3,610,000	3,113,625
Jordanian Kingdom 3.875% 11/12/15		1,020,000	969,000
Lebanese Republic:
4% 12/31/17		3,630,250	3,512,267
5.15% 11/12/18		550,000	540,925
Lithuanian Republic:
5.125% 9/14/17 (d)		430,000	446,125
6.125% 3/9/21 (d)		885,000	946,950
6.75% 1/15/15 (d)		1,215,000	1,336,500
7.375% 2/11/20 (d)		2,235,000	2,598,188
Peruvian Republic:
3% 3/7/27 (c)		435,000	378,450
5.625% 11/18/50		1,265,000	1,328,250
7.35% 7/21/25		1,550,000	2,015,000
8.75% 11/21/33		2,865,000	4,225,875
Philippine Republic:
5.5% 3/30/26		515,000	562,638
6.375% 1/15/32		515,000	606,413
6.375% 10/23/34		760,000	902,500
6.5% 1/20/20		805,000	965,034
7.5% 9/25/24		290,000	370,475
7.75% 1/14/31		390,000	522,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Philippine Republic: - continued
9.5% 2/2/30		$ 1,560,000	$ 2,402,400
9.875% 1/15/19		640,000	891,200
10.625% 3/16/25		1,145,000	1,822,039
Polish Government:
3.875% 7/16/15		840,000	873,600
5.125% 4/21/21		825,000	858,000
6.375% 7/15/19		1,450,000	1,667,500
Provincia de Cordoba 12.375% 8/17/17 (d)		1,260,000	1,251,810
Provincia de Neuquen Argentina 7.875% 4/26/21 (d)		520,000	520,000
Republic of Iceland 4.875% 6/16/16 (d)		570,000	561,450
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,900,000	4,336,500
Republic of Nigeria 6.75% 1/28/21 (d)		1,555,000	1,648,300
Republic of Senegal 8.75% 5/13/21 (d)		900,000	940,500
Republic of Serbia 6.75% 11/1/24 (d)		6,669,001	6,618,983
Russian Federation:
3.625% 4/29/15 (d)		1,100,000	1,134,430
7.5% 3/31/30 (Reg. S)		8,474,405	10,148,100
11% 7/24/18 (Reg. S)		385,000	549,588
12.75% 6/24/28 (Reg. S)		1,800,000	3,204,000
Turkish Republic:
5.625% 3/30/21		815,000	869,035
6% 1/14/41		350,000	349,125
6.75% 4/3/18		1,395,000	1,597,275
6.75% 5/30/40		805,000	884,534
6.875% 3/17/36		2,795,000	3,130,400
7% 9/26/16		1,360,000	1,557,200
7.25% 3/15/15		730,000	824,900
7.25% 3/5/38		1,400,000	1,635,200
7.375% 2/5/25		2,890,000	3,457,307
7.5% 7/14/17		1,285,000	1,516,300
7.5% 11/7/19		745,000	895,863
11.875% 1/15/30		960,000	1,641,600
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (d)		1,240,000	1,295,800
Ukraine Government:
6.25% 6/17/16 (d)		2,080,000	2,064,400
6.385% 6/26/12 (d)		1,535,000	1,555,723
6.75% 11/14/17 (d)		2,095,000	2,102,856
6.875% 9/23/15 (d)		1,080,000	1,107,000
7.65% 6/11/13 (d)		1,310,000	1,354,213
7.75% 9/23/20 (d)		1,430,000	1,476,475
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Ukraine Government: - continued
7.95% 2/23/21 (d)		$ 1,425,000	$ 1,474,875
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	581,788
United Mexican States:
5.125% 1/15/20		820,000	918,400
5.625% 1/15/17		490,000	562,275
5.75% 10/12/10		604,000	596,450
5.95% 3/19/19		300,000	354,750
6.05% 1/11/40		9,686,000	11,090,470
6.75% 9/27/34		720,000	896,400
7.5% 4/8/33		425,000	571,625
8.3% 8/15/31		420,000	605,850
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		1,970,000	2,620,100
8% 11/18/22		2,566,902	3,388,311
Venezuelan Republic:
6% 12/9/20		860,000	509,550
7% 3/31/38		815,000	456,400
7.75% 10/13/19 (Reg. S)		800,000	548,000
8.5% 10/8/14		735,000	659,663
9% 5/7/23 (Reg. S)		2,650,000	1,804,650
9.25% 9/15/27		1,910,000	1,337,000
9.25% 5/7/28 (Reg. S)		1,080,000	734,400
9.375% 1/13/34		1,035,000	706,388
10.75% 9/19/13		690,000	686,550
12.75% 8/23/22		3,605,000	3,145,363
13.625% 8/15/18		1,403,000	1,346,880
Vietnamese Socialist Republic:
1.274% 3/12/16 (k)		826,087	764,130
4% 3/12/28 (c)		3,195,000	2,619,900
6.75% 1/29/20 (d)		1,405,000	1,461,200
6.875% 1/15/16 (d)		2,105,000	2,247,088
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $211,907,076)			233,411,796
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $229,545)		242,000	256,394
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	$ 3,193,587
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	700	16,800
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,346,833
TOTAL CONVERTIBLE PREFERRED STOCKS		4,557,220
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
GMAC LLC 7.00% (d)	3,095	2,305,775
Real Estate Investment Trusts - 0.1%
Apartment Investment & Management Co. Series U, 7.75%	5,000	125,650
CBL & Associates Properties, Inc. 7.375%	7,720	181,497
Cedar Shopping Centers, Inc. 8.875%	5,000	115,350
Corporate Office Properties Trust Series H, 7.50%	5,000	125,450
Equity Lifestyle Properties, Inc. 8.034%	22,162	566,017
Essex Property Trust, Inc. Series H, 7.125%	9,354	235,440
Hersha Hospitality Trust Series B, 8.00%	10,300	231,132
LaSalle Hotel Properties Series H, 7.50%	10,000	240,300
PS Business Parks, Inc. 6.875%	10,000	255,000
Public Storage:
Series P, 6.50%	12,000	317,400
Series R, 6.35%	10,500	263,550
		2,656,786
TOTAL FINANCIALS		4,962,561
TOTAL PREFERRED STOCKS (Cost $10,484,952)		9,519,781
Floating Rate Loans - 0.5%
	Principal Amount (b)	Value
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1392% 12/27/14 (k)	$ 3,369,118	$ 3,057,475
Tranche C, term loan 2.1464% 12/27/15 (k)	2,116,232	1,920,481
		4,977,956
Automobiles - 0.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (k)	2,805,000	2,510,475
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (k)	2,129,300	1,948,310
Hotels, Restaurants & Leisure - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (k)	917,700	880,992
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	1,000,000
Las Vegas Sands LLC:
Tranche B, term loan 2.72% 11/23/16 (k)	2,429,914	2,244,633
Tranche I, term loan 2.72% 11/23/16 (k)	499,246	461,178
MGM Mirage, Inc. Tranche B, term loan 2/21/14 (k)	1,435,000	1,370,425
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (k)	1,295,000	1,256,150
		7,213,378
Leisure Equipment & Products - 0.0%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (k)	265,000	259,700
Tranche B 1LN, term loan 4.7665% 6/7/18 (k)	820,000	779,000
		1,038,700
Media - 0.1%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (k)	190,000	182,400
Clear Channel Capital I LLC Tranche B, term loan 3.8709% 1/29/16 (k)	5,481,432	4,138,481
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (k)	2,207,063	2,118,780
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,610,150
Univision Communications, Inc. term loan 4.4709% 3/31/17 (k)	3,361,098	2,890,544
		12,940,355
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (k)	2,075,000	1,929,750
Floating Rate Loans - continued
	Principal Amount (b)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (k)	$ 341,550	$ 315,934
TOTAL CONSUMER DISCRETIONARY		32,874,858
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (k)	1,411,463	1,319,717
U.S. Foodservice term loan 5.75% 3/31/17 (k)	1,745,625	1,658,344
		2,978,061
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (k)	2,065,634	1,983,009
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (k)	406,164	378,748
Real Estate Management & Development - 0.0%
CityCenter 8.75% 7/1/13 (k)	1,000,000	998,100
TOTAL FINANCIALS		1,376,848
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	2,655,000	2,455,875
Pharmaceuticals - 0.0%
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (k)	665,000	651,700
TOTAL HEALTH CARE		3,107,575
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (k)	2,795,000	2,599,350
US Airways Group, Inc. term loan 2.7208% 3/23/14 (k)	1,810,347	1,511,640
		4,110,990
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	545,000	485,050
Floating Rate Loans - continued
	Principal Amount (b)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (k)	$ 2,295,000	$ 2,200,331
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (k)	636,764	611,293
TOTAL INDUSTRIALS		7,407,664
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Avaya, Inc. Tranche B 3LN, term loan 4.8143% 10/26/17 (k)	1,964,862	1,719,254
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (k)	244,388	234,612
		1,953,866
IT Services - 0.0%
First Data Corp.:
term loan 4.2168% 3/24/18 (k)	4,169,306	3,460,524
Tranche B1, term loan 2.9668% 9/24/14 (k)	448,572	390,258
		3,850,782
TOTAL INFORMATION TECHNOLOGY		5,804,648
MATERIALS - 0.0%
Chemicals - 0.0%
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (k)	2,075,000	2,038,688
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (k)	2,065,000	2,023,700
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (k)	1,471,313	1,383,034
TOTAL MATERIALS		5,445,422
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (k)	1,630,000	1,334,563
Wireless Telecommunication Services - 0.1%
Asurion LLC:
term loan 9% 5/24/19 (k)	1,630,000	1,560,725
Floating Rate Loans - continued
	Principal Amount (b)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Asurion LLC: - continued
Tranche B, term loan 5.5% 5/24/18 (k)	$ 1,596,659	$ 1,496,868
Intelsat Jackson Holdings SA term loan 3.2461% 2/1/14 (k)	2,425,000	2,194,625
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (k)	3,254,798	2,994,414
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (k)	2,264,325	2,173,752
		10,420,384
TOTAL TELECOMMUNICATION SERVICES		11,754,947
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	374,063	359,100
TOTAL FLOATING RATE LOANS (Cost $75,516,451)		73,092,132
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	1,724,850	1,619,203
Goldman Sachs 1.25% 12/14/19 (k)	1,478,241	1,387,698
1.25% 12/14/19 (k)	114,036	107,051
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,837,259)		3,113,952
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,453,802)	2,243,000	2,523,893
Fixed-Income Funds - 24.1%
	Shares	Value
Fidelity Floating Rate Central Fund (l)	4,040,390	$ 389,816,805
Fidelity Mortgage Backed Securities Central Fund (l)	26,017,674	2,813,030,905
TOTAL FIXED-INCOME FUNDS (Cost $3,001,451,840)		3,202,847,710
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (e)(k)	1,312,000	1,119,469
TOTAL PREFERRED SECURITIES (Cost $637,030)		1,119,469
Cash Equivalents - 7.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $940,972,000)	$ 940,973,767	940,972,000
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $13,604,403,669)		14,440,494,781
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(1,131,828,494)
NET ASSETS - 100%		$ 13,308,666,287
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $480,000) (j)

	Sept. 2037	$ 2,394,690	$ (2,263,202)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,058,000) (j)	Sept. 2037	2,753,894	(2,602,682)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $651,000) (j)	Sept. 2037	1,676,283	(1,584,241)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $936,000) (j)	Sept. 2037	4,310,442	(4,073,762)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $347,750) (j)	Sept. 2037	1,556,549	(1,471,081)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (i)	August 2034	24,848	(13,794)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (i)

	Feb. 2034	$ 787	$ (742)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	24,273	(18,324)
TOTAL CREDIT DEFAULT SWAPS		$ 12,741,766	$ (12,027,828)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	1,769,220
		$ 212,741,766	$ (10,258,608)
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing - Security is in default.
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $945,972,940 or 7.1% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,320,913.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $774,414 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 616,780
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$940,972,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 224,089,286
HSBC Securities (USA), Inc.	335,541,489
ING Financial Markets LLC	3,857,049
Mizuho Securities USA, Inc.	377,484,176
$ 940,972,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 2,184,744
Fidelity Floating Rate Central Fund	17,915,798
Fidelity Mortgage Backed Securities Central Fund	69,652,250
Total	$ 89,752,792
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 176,393,059	$ -	$ 175,194,123*	$ -	0.0%
Fidelity Floating Rate Central Fund	392,753,749	17,915,799	25,008,160	389,816,805	14.3%
Fidelity Mortgage Backed Securities Central Fund	1,486,994,027	1,254,714,811	-	2,813,030,905	21.9%
Total	$ 2,056,140,835	$ 1,272,630,610	$ 200,202,283	$ 3,202,847,710
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,193,587	$ 3,193,587	$ -	$ -
Financials	4,979,361	2,656,786	2,322,575	-
Utilities	1,346,833	1,346,833	-	-
Corporate Bonds	3,054,263,103	-	3,053,043,348	1,219,755
U.S. Government and Government Agency Obligations	3,344,050,127	-	3,344,050,127	-
U.S. Government Agency - Mortgage Securities	2,218,652,712	-	2,218,652,712	-
Asset-Backed Securities	313,042,009	-	285,619,774	27,422,235
Collateralized Mortgage Obligations	191,580,631	-	189,706,216	1,874,415
Commercial Mortgage Securities	824,334,746	-	763,833,890	60,500,856
Municipal Securities	27,714,326	-	27,714,326	-
Foreign Government and Government Agency Obligations	233,411,796	-	233,033,346	378,450
Supranational Obligations	256,394	-	256,394	-
Floating Rate Loans	73,092,132	-	71,094,032	1,998,100
Sovereign Loan Participations	3,113,952	-	3,113,952	-
Bank Notes	2,523,893	-	2,523,893	-
Fixed-Income Funds	3,202,847,710	3,202,847,710	-	-
Preferred Securities	1,119,469	-	1,119,469	-
Cash Equivalents	940,972,000	-	940,972,000	-
Total Investments in Securities:	$ 14,440,494,781	$ 3,210,044,916	$ 11,137,056,054	$ 93,393,811
Derivative Instruments:
Assets
Swap Agreements	$ 1,769,220	$ -	$ 1,769,220	$ -
Liabilities
Swap Agreements	$ (12,027,828)	$ -	$ (11,994,969)	$ (32,859)
Total Derivative Instruments:	$ (10,258,608)	$ -	$ (10,225,749)	$ (32,859)
Other Financial Instruments:
Forward Commitments	$ 1,942,935	$ -	$ 1,942,935	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 101,440,167
Total Realized Gain (Loss)	5,843,549
Total Unrealized Gain (Loss)	15,875,504
Cost of Purchases	10,741,182
Proceeds of Sales	(23,568,281)
Amortization/Accretion	3,015,679
Transfers in to Level 3	26,747,247
Transfers out of Level 3	(46,701,236)
Ending Balance	$ 93,393,811
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 15,112,038
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (38,198)
Total Unrealized Gain (Loss)	5,339
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (32,859)
Realized gain (loss) on Swap Agreements for the period	$ 1,697
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ 5,339

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (12,027,828)
Interest Rate Risk
Swap Agreements (a)	1,769,220	-
Total Value of Derivatives	$ 1,769,220	$ (12,027,828)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $940,972,000) - See accompanying schedule: Unaffiliated issuers (cost $10,602,951,829)	$ 11,237,647,071
Fidelity Central Funds (cost $3,001,451,840)	3,202,847,710
Total Investments (cost $13,604,403,669)		$ 14,440,494,781
Commitment to sell securities on a delayed delivery basis	(815,689,377)
Receivable for securities sold on a delayed delivery basis	817,632,312	1,942,935
Receivable for investments sold, regular delivery		31,707,767
Cash		448,045
Receivable for swap agreements		1,795
Receivable for fund shares sold		16,429,334
Dividends receivable		36,812
Interest receivable		79,316,643
Distributions receivable from Fidelity Central Funds		8,885,302
Swap agreements, at value		1,769,220
Other receivables		50,064
Total assets		14,581,082,698

Liabilities
Payable for investments purchased Regular delivery	$ 87,193,179
Delayed delivery	1,151,453,549
Payable for swap agreements	168,416
Payable for fund shares redeemed	14,346,937
Distributions payable	1,584,073
Swap agreements, at value	12,027,828
Accrued management fee	3,551,757
Distribution and service plan fees payable	328,031
Other affiliated payables	1,704,863
Other payables and accrued expenses	57,778
Total liabilities		1,272,416,411

Net Assets		$ 13,308,666,287
Net Assets consist of:
Paid in capital		$ 12,485,578,226
Undistributed net investment income		76,238,459
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(81,628,048)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		828,477,650
Net Assets		$ 13,308,666,287

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,225,165,410 ÷ 110,999,655 shares)	$ 11.04

Maximum offering price per share (100/96.00 of $11.04)	$ 11.50
Class T: Net Asset Value and redemption price per share ($60,499,981 ÷ 5,487,333 shares)	$ 11.03

Maximum offering price per share (100/96.00 of $11.03)	$ 11.49
Class B: Net Asset Value and offering price per share ($9,224,948 ÷ 835,581 shares)A	$ 11.04

Class C: Net Asset Value and offering price per share ($63,866,634 ÷ 5,786,850 shares)A	$ 11.04

Total Bond: Net Asset Value, offering price and redemption price per share ($11,418,457,899 ÷ 1,034,671,416 shares)	$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($531,451,415 ÷ 48,219,447 shares)	$ 11.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2011

Investment Income
Dividends		$ 923,780
Interest		477,325,752
Income from Fidelity Central Funds		89,752,792
Total income		568,002,324

Expenses
Management fee	$ 41,287,595
Transfer agent fees	15,081,942
Distribution and service plan fees	3,612,185
Fund wide operations fee	4,507,655
Independent trustees' compensation	47,717
Miscellaneous	43,649
Total expenses before reductions	64,580,743
Expense reductions	(2,508)	64,578,235
Net investment income (loss)		503,424,089
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	257,125,433
Fidelity Central Funds	23,270,782
Foreign currency transactions	(2,232)
Swap agreements	(943,507)
Total net realized gain (loss)		279,450,476
Change in net unrealized appreciation (depreciation) on: Investment securities	(52,639,413)
Assets and liabilities in foreign currencies	160
Swap agreements	1,482,322
Delayed delivery commitments	2,063,473
Total change in net unrealized appreciation (depreciation)		(49,093,458)
Net gain (loss)		230,357,018
Net increase (decrease) in net assets resulting from operations		$ 733,781,107

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 503,424,089	$ 543,147,424
Net realized gain (loss)	279,450,476	409,784,472
Change in net unrealized appreciation (depreciation)	(49,093,458)	507,776,768
Net increase (decrease) in net assets resulting from operations	733,781,107	1,460,708,664
Distributions to shareholders from net investment income	(485,397,438)	(513,099,556)
Distributions to shareholders from net realized gain	(244,516,243)	(40,443,047)
Total distributions	(729,913,681)	(553,542,603)
Share transactions - net increase (decrease)	417,450,284	9,934,978
Total increase (decrease) in net assets	421,317,710	917,101,039

Net Assets
Beginning of period	12,887,348,577	11,970,247,538
End of period (including undistributed net investment income of $76,238,459 and undistributed net investment income of $75,166,700, respectively)	$ 13,308,666,287	$ 12,887,348,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss) C	.381	.428	.494	.488	.508
Net realized and unrealized gain (loss)	.187	.778	.231	(.189)	(.141)
Total from investment operations	.568	1.206	.725	.299	.367
Distributions from net investment income	(.367)	(.402)	(.447)	(.474)	(.470)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.578)	(.436)	(.515)	(.499)	(.487)
Net asset value, end of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total Return A,B	5.35%	11.97%	7.79%	2.93%	3.57%
Ratios to Average Net Assets E
Expenses before reductions	.83%	.82%	.80%	.80%	.77%
Expenses net of fee waivers, if any	.83%	.82%	.80%	.80%	.77%
Expenses net of all reductions	.83%	.82%	.80%	.80%	.77%
Net investment income (loss)	3.50%	4.00%	5.17%	4.77%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,225,165	$ 805,816	$ 107,998	$ 80,755	$ 48,076
Portfolio turnover rate D	168% F	130%	104% F	122%	116% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38
Income from Investment Operations
Net investment income (loss) C	.386	.426	.488	.489	.508
Net realized and unrealized gain (loss)	.186	.778	.233	(.191)	(.143)
Total from investment operations	.572	1.204	.721	.298	.365
Distributions from net investment income	(.371)	(.400)	(.443)	(.473)	(.468)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.582)	(.434)	(.511)	(.498)	(.485)
Net asset value, end of period	$ 11.03	$ 11.04	$ 10.27	$ 10.06	$ 10.26
Total Return A,B	5.39%	11.97%	7.74%	2.92%	3.55%
Ratios to Average Net Assets E
Expenses before reductions	.80%	.82%	.85%	.81%	.78%
Expenses net of fee waivers, if any	.80%	.82%	.85%	.81%	.78%
Expenses net of all reductions	.80%	.82%	.85%	.80%	.78%
Net investment income (loss)	3.54%	4.01%	5.12%	4.76%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,500	$ 71,349	$ 48,090	$ 38,574	$ 42,191
Portfolio turnover rate D	168% F	130%	104% F	122%	116% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss) C	.307	.351	.423	.413	.432
Net realized and unrealized gain (loss)	.177	.787	.233	(.190)	(.145)
Total from investment operations	.484	1.138	.656	.223	.287
Distributions from net investment income	(.293)	(.324)	(.378)	(.398)	(.390)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.504)	(.358)	(.446)	(.423)	(.407)
Net asset value, end of period	$ 11.04	$ 11.06	$ 10.28	$ 10.07	$ 10.27
Total Return A,B	4.54%	11.26%	7.01%	2.17%	2.77%
Ratios to Average Net Assets E
Expenses before reductions	1.52%	1.53%	1.53%	1.54%	1.53%
Expenses net of fee waivers, if any	1.52%	1.53%	1.53%	1.54%	1.53%
Expenses net of all reductions	1.52%	1.53%	1.53%	1.54%	1.53%
Net investment income (loss)	2.82%	3.29%	4.44%	4.03%	4.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,225	$ 13,017	$ 9,054	$ 9,645	$ 6,054
Portfolio turnover rate D	168% F	130%	104% F	122%	116% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss) C	.308	.354	.425	.413	.429
Net realized and unrealized gain (loss)	.187	.778	.232	(.189)	(.145)
Total from investment operations	.495	1.132	.657	.224	.284
Distributions from net investment income	(.294)	(.328)	(.379)	(.399)	(.387)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.505)	(.362)	(.447)	(.424)	(.404)
Net asset value, end of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total Return A,B	4.65%	11.20%	7.02%	2.18%	2.75%
Ratios to Average Net Assets E
Expenses before reductions	1.51%	1.50%	1.52%	1.53%	1.55%
Expenses net of fee waivers, if any	1.51%	1.50%	1.52%	1.53%	1.55%
Expenses net of all reductions	1.51%	1.50%	1.52%	1.53%	1.55%
Net investment income (loss)	2.83%	3.32%	4.45%	4.03%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,867	$ 91,439	$ 55,958	$ 28,786	$ 18,890
Portfolio turnover rate D	168% F	130%	104% F	122%	116% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss) B	.423	.466	.527	.524	.543
Net realized and unrealized gain (loss)	.187	.778	.232	(.189)	(.143)
Total from investment operations	.610	1.244	.759	.335	.400
Distributions from net investment income	(.409)	(.440)	(.481)	(.510)	(.503)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.620)	(.474)	(.549)	(.535)	(.520)
Net asset value, end of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total Return A	5.76%	12.37%	8.17%	3.29%	3.89%
Ratios to Average Net Assets D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.89%	4.37%	5.52%	5.12%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,418,458	$ 11,342,385	$ 10,863,828	$ 9,976,432	$ 6,450,177
Portfolio turnover rate C	168% E	130%	104% E	122%	116% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38
Income from Investment Operations
Net investment income (loss) B	.413	.458	.518	.516	.527
Net realized and unrealized gain (loss)	.178	.788	.224	(.186)	(.134)
Total from investment operations	.591	1.246	.742	.330	.393
Distributions from net investment income	(.400)	(.432)	(.474)	(.505)	(.496)
Distributions from net realized gain	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.611)	(.466)	(.542)	(.530)	(.513)
Net asset value, end of period	$ 11.02	$ 11.04	$ 10.26	$ 10.06	$ 10.26
Total Return A	5.58%	12.41%	7.99%	3.24%	3.83%
Ratios to Average Net Assets D
Expenses before reductions	.54%	.52%	.53%	.51%	.50%
Expenses net of fee waivers, if any	.54%	.52%	.53%	.51%	.50%
Expenses net of all reductions	.54%	.52%	.53%	.51%	.49%
Net investment income (loss)	3.80%	4.30%	5.45%	5.06%	5.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 531,451	$ 509,388	$ 884,991	$ 947,791	$ 348,636
Portfolio turnover rate C	168% E	130%	104% E	122%	116% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. The Fund offered Class F shares during the period June 26, 2009 through September 30, 2010, and all outstanding shares were redeemed by September 30, 2010. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligation, sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swap agreements, foreign currency transactions, defaulted bonds, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 723,188,054
Gross unrealized depreciation	(89,133,217)
Net unrealized appreciation (depreciation) on securities and other investments	$ 634,054,837

Tax Cost	$ 13,806,439,944

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 80,618,051
Undistributed long-term capital gain	$ 116,618,775
Net unrealized appreciation (depreciation)	$ 625,918,892

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 677,298,053	$ 553,542,603
Long-term Capital Gains	52,615,628	-
Total	$ 729,913,681	$ 553,542,603

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (2,782,934)	$ 2,500,802
Interest Rate Risk
Swap Agreements	1,839,427	(1,018,480)
Totals (a)	$ (943,507)	$ 1,482,322

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $12,741,766 representing .10% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $3,190,824,108 and $2,277,800,474, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,645,446	$ 5,924
Class T	-%	.25%	131,619	-
Class B	.65%	.25%	97,724	70,655
Class C	.75%	.25%	737,396	151,236
			$ 3,612,185	$ 227,815

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34,757
Class T	6,074
Class B*	19,720
Class C*	14,647
$ 75,198

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,477,282.23
Class T	105,204.20
Class B	29,262.27
Class C	115,277.16
Total Bond	11,384,579.10
Institutional Class	970,338.19
	$ 15,081,942

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Exchange In-Kind. During the period, the Fund redeemed in-kind 1,615,765 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $175,194,123 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $23,164,788 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $43,649 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less

Annual Report

9. Security Lending - continued

rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $191,242.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $59 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,449.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011 A	2010 A
From net investment income
Class A	$ 35,129,345	$ 12,047,548
Class T	1,855,789	2,077,349
Class B	296,985	318,564
Class C	2,026,950	2,301,111
Total Bond	427,026,328	466,064,893
Class F	129,141	3,199,988
Institutional Class	18,932,900	27,090,103
Total	$ 485,397,438	$ 513,099,556
From net realized gain
Class A	$ 17,070,006	$ 414,764
Class T	1,197,314	166,992
Class B	247,157	32,729
Class C	1,677,741	224,151
Total Bond	214,891,467	37,012,590
Class F	-	328,077
Institutional Class	9,432,558	2,263,744
Total	$ 244,516,243	$ 40,443,047

A All Class F shares were redeemed on September 30, 2010.

Annual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011A	2010A	2011A	2010A
Class A
Shares sold	70,407,747	81,938,740	$ 764,123,344	$ 881,456,370
Reinvestment of distributions	4,687,391	1,085,950	50,970,385	11,735,735
Shares redeemed	(36,997,892)	(20,631,216)	(404,102,564)	(224,850,719)
Net increase (decrease)	38,097,246	62,393,474	$ 410,991,165	$ 668,341,386
Class T
Shares sold	5,910,533	5,482,327	$ 64,536,331	$ 59,090,633
Reinvestment of distributions	246,104	193,214	2,672,918	2,057,888
Shares redeemed	(7,131,049)	(3,897,766)	(77,181,315)	(41,737,610)
Net increase (decrease)	(974,412)	1,777,775	$ (9,972,066)	$ 19,410,911
Class B
Shares sold	164,162	634,184	$ 1,801,729	$ 6,787,446
Reinvestment of distributions	41,104	24,969	447,251	266,359
Shares redeemed	(547,045)	(362,539)	(5,927,269)	(3,860,818)
Net increase (decrease)	(341,779)	296,614	$ (3,678,289)	$ 3,192,987
Class C
Shares sold	2,834,490	5,045,673	$ 30,988,336	$ 53,748,889
Reinvestment of distributions	299,725	208,443	3,259,076	2,222,830
Shares redeemed	(5,620,712)	(2,426,055)	(60,917,944)	(25,927,799)
Net increase (decrease)	(2,486,497)	2,828,061	$ (26,670,532)	$ 30,043,920
Total Bond
Shares sold	384,874,413	422,908,452	$ 4,191,107,190	$ 4,503,077,533
Reinvestment of distributions	56,207,634	45,440,114	611,374,414	483,982,145
Shares redeemed	(432,717,356)	(499,273,762)	(4,723,560,620)	(5,322,918,715)
Net increase (decrease)	8,364,691	(30,925,196)	$ 78,920,984	$ (335,859,037)
Class F
Shares sold	320,292	22,658,279	$ 3,532,515	$ 240,489,270
Reinvestment of distributions	11,655	330,686	129,141	3,528,064
Shares redeemed	(5,214,738)	(18,138,196)	(57,498,547)	(194,727,472)
Net increase (decrease)	(4,882,791)	4,850,769	$ (53,836,891)	$ 49,289,862
Institutional Class
Shares sold	9,397,783	7,672,038	$ 102,168,317	$ 81,533,429
Reinvestment of distributions	2,572,592	2,731,098	27,946,248	29,005,332
Shares redeemed	(9,899,063)	(50,480,446)	(108,418,652)	(535,023,812)
Net increase (decrease)	2,071,312	(40,077,310)	$ 21,695,913	$ (424,485,051)

A All Class F shares were redeemed on September 30, 2010.

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	10/17/2011	10/14/2011	$0.136

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2011 $169,234,402, or, if subsequently determined to be different, the net capital gain of such year.

A total of 14.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $303,883,988 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATBI-UANN-1011
1.804580.107

Item 2. Code of Ethics

As of the end of the period, August 31, 2011, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Total Bond Fund (the "Fund"):

Services Billed by PwC

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond Fund	$170,000	$-	$4,500	$7,700

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond Fund	$184,000	$-	$4,300	$7,200

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2011A	August 31, 2010A
Audit-Related Fees	$1,860,000	$2,130,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2011 A	August 31, 2010 A
PwC	$3,310,000	$5,145,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2011